UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/07

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS – 100.5%
Commercial Paper – 83.9%
American Honda Finance Corp.
5.210%	03/06/2007	13,850,000	13,783,855
American Honda Finance Corp.
5.240%	02/13/2007	5,700,000	5,690,044
Amsterdam Funding Corp. (a)
5.260%	02/27/2007	18,450,000	18,379,910
Bankamerica Corp.
5.220%	05/07/2007	8,575,000	8,456,879
Bankamerica Corp.
5.250%	03/30/2007	9,550,000	9,470,616
Beethoven Funding Corp. (a)
5.260%	02/16/2007	3,537,000	3,529,248
Beethoven Funding Corp. (a)
5.260%	03/22/2007	5,876,000	5,833,931
Beethoven Funding Corp. (a)
5.260%	03/23/2007	8,850,000	8,785,346
BNP Paribas Finance, Inc.
5.210%	04/11/2007	15,752,000	15,594,703
Bryant Park Funding LLC (a)
5.260%	02/09/2007	8,825,000	8,814,685
Bryant Park Funding LLC (a)
5.260%	02/26/2007	9,450,000	9,415,481
Caterpillar Financial Services Co.
5.200%	02/05/2007	9,500,000	9,494,511
Caterpillar Financial Services Co.
5.220%	03/19/2007	8,325,000	8,269,472
CBA (Delaware) Finance, Inc.
5.250%	03/07/2007	17,095,000	17,010,237
CIT Group, Inc.
5.170%	05/16/2007	16,425,000	16,179,683
Coca-Cola Enterprises, Inc. (a)
5.230%	03/02/2007	8,825,000	8,787,820
Coca-Cola Enterprises, Inc. (a)
5.230%	02/02/2007	9,100,000	9,098,678
Colgate-Palmolive Co. (a)
5.190%	03/09/2007	9,900,000	9,848,619
Colgate-Palmolive Co. (a)
5.200%	02/02/2007	8,250,000	8,248,808
Daimlerchrysler Revolving Auto Conduit LLC
5.250%	02/09/2007	8,794,000	8,783,740
Daimlerchrysler Revolving Auto Conduit LLC
5.250%	04/03/2007	3,077,000	3,049,628
Danaher Corp.
5.240%	02/22/2007	7,619,000	7,595,711
Danske Corp.
5.210%	04/24/2007	15,654,000	15,468,230
Dover Corp. (a)
5.240%	02/05/2007	19,500,000	19,488,647
Eaton Corp. (a)
5.210%	02/07/2007	18,000,000	17,984,370

1

Eli Lilly & Co.
5.190%	03/13/2007	2,937,000	2,920,063
Falcon Asset Securitization Corp. (a)
5.260%	03/13/2007	10,054,000	9,995,240
FCAR Owner Trust I
5.220%	06/21/2007	16,345,000	16,013,197
General Electric Capital Corp.
5.200%	02/20/2007	2,785,000	2,777,357
General Electric Capital Corp.
5.210%	02/08/2007	11,250,000	11,238,603
General Electric Capital Corp.
5.210%	03/15/2007	4,225,000	4,199,319
Govco, Inc. (a)
5.240%	04/30/2007	10,000,000	9,871,911
Govco, Inc. (a)
5.250%	02/12/2007	8,100,000	8,087,006
Harley-Davidson, Inc. (a)
5.200%	02/02/2007	1,520,000	1,519,781
Harley-Davidson, Inc. (a)
5.210%	02/22/2007	6,750,000	6,729,486
Harley-Davidson, Inc. (a)
5.220%	02/06/2007	1,945,000	1,943,590
Harley-Davidson, Inc. (a)
5.220%	02/15/2007	6,150,000	6,137,515
HBOS Treasury Services PLC
5.240%	02/01/2007	15,700,000	15,700,000
Illinois Tool Works
5.210%	03/02/2007	9,250,000	9,211,178
Illinois Tool Works
5.220%	02/21/2007	9,230,000	9,203,233
ING US Funding LLC
5.210%	02/20/2007	7,896,000	7,874,289
ING US Funding LLC
5.220%	02/20/2007	3,225,000	3,216,116
ING US Funding LLC
5.240%	03/12/2007	5,860,000	5,826,735
International Business Machine Corp.
5.130%	03/29/2007	13,254,000	13,148,233
Kimberly Clark Worldwide, Inc. (a)
5.210%	02/28/2007	11,000,000	10,957,017
L’Oreal USA, Inc. (a)
5.230%	02/21/2007	10,659,000	10,628,030
New Center Asset Trust
5.220%	03/01/2007	5,000,000	4,979,700
New Center Asset Trust
5.250%	03/16/2007	7,850,000	7,800,774
New Center Asset Trust
5.260%	02/14/2007	5,600,000	5,589,363
Paccar Financial Corp.
5.210%	04/04/2007	11,200,000	11,099,505
Paccar Financial Corp.
5.220%	02/15/2007	7,400,000	7,384,978
Parker-Hannifin Corp. (a)
5.240%	02/09/2007	6,897,000	6,888,969

2

Procter & Gamble International Funding SCA
5.220%	02/14/2007	16,461,000	16,429,971
Reckitt Benckiser PLC (a)
5.250%	03/26/2007	18,300,000	18,158,556
Sheffield Receivables (a)
5.250%	04/23/2007	6,400,000	6,324,400
Sheffield Receivables (a)
5.260%	02/26/2007	11,730,000	11,687,153
Societe Generale North America
5.215%	03/05/2007	8,250,000	8,211,756
Societe Generale North America
5.240%	02/16/2007	8,666,000	8,647,079
South Carolina Electric & Gas
5.280%	02/13/2007	9,200,000	9,183,808
South Carolina Electric & Gas
5.280%	03/02/2007	8,275,000	8,239,804
Sysco Corp. (a)
5.200%	03/01/2007	12,200,000	12,150,658
Sysco Corp. (a)
5.210%	03/23/2007	5,447,000	5,407,585
The Stanley Works (a)
5.250%	02/28/2007	6,730,000	6,703,501
Toyota Motor Credit Co.
5.220%	02/06/2007	11,100,000	11,091,952
Toyota Motor Credit Co.
5.235%	02/23/2007	7,100,000	7,077,286
Vulcan Materials Co. (a)
5.210%	03/05/2007	10,000,000	9,953,689
			617,271,238

Discount Notes – 5.9%
Federal Farm Credit Discount Note
5.060%	06/08/2007	15,385,000	15,110,369
Federal Farm Credit Discount Note
5.070%	02/27/2007	4,490,000	4,473,559
Federal Farm Credit Discount Note
5.070%	04/05/2007	6,350,000	6,293,660
Federal Home Loan Bank Discount Note
5.050%	05/23/2007	4,800,000	4,725,260
Federal Home Loan Bank Discount Note
5.150%	03/28/2007	13,100,000	12,996,929
			43,599,777

U.S. Treasury Bills – 10.7%
U.S. Treasury Bill
4.774%	02/08/2007	2,535,000	2,532,647
U.S. Treasury Bill
4.809%	03/08/2007	26,375,000	26,251,699
U.S. Treasury Bill
4.870%	05/24/2007	18,085,000	17,810,992
U.S. Treasury Bill
4.907%	03/15/2007	16,825,000	16,728,680
U.S. Treasury Bill
4.935%	04/12/2007	15,300,000	15,153,184
			78,477,202

3

TOTAL SHORT-TERM INVESTMENTS
(Cost $739,348,217)	739,348,217

TOTAL INVESTMENTS – 100.5%(b)	739,348,217

Other Assets/(Liabilities) – (0.5%)	(3,891,904)

NET ASSETS – 100.0%	$735,456,313

Notes to Portfolio of Investments

(a)           Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $271,359,630 or 36.9% of net assets.

(b)           See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES – 49.6%
ASSET BACKED SECURITIES – 1.5%
Financial Services

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	2,346,600	2,232,088
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%	09/15/2009	1,002,481	1,007,297
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	822,575	875,014
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
6.700%	10/25/2028	12,854	12,832
Oak Hill Credit Partners, Series 1A, Class A2 FRN
5.406%	09/12/2013	2,400,000	2,403,000
Travelers Funding Ltd., Series 1A, Class A1 (a)
6.300%	02/18/2014	1,310,912	1,313,534

TOTAL ASSET BACKED SECURITIES
(Cost $7,947,593)			7,843,765

CORPORATE DEBT – 25.2%
Apparel, Textiles & Shoes – 0.3%

Kellwood Co.
7.625%	10/15/2017	125,000	113,693
Kellwood Co.
7.875%	07/15/2009	300,000	303,372
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	1,000,000	1,001,587
			1,418,652

Automotive & Parts – 0.8%

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	1,700,000	1,664,793
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	2,375,000	2,372,290
			4,037,083

Banking, Savings & Loans – 1.4%

Ametek, Inc.
7.200%	07/15/2008	1,715,000	1,745,620
Bank of America Corp.
3.250%	08/15/2008	500,000	485,183
CIT Group, Inc.
3.650%	11/23/2007	1,600,000	1,578,859
Goldman Sachs Group, Inc.
5.625%	01/15/2017	125,000	123,392

1

Residential Capital Corp.
6.125%	11/21/2008	1,140,000	1,143,784
SLM Corp.
5.000%	10/01/2013	1,100,000	1,067,228
Wells Fargo & Co.
4.125%	03/10/2008	760,000	749,419
Xstrata Finance Canada (a)
5.800%	11/15/2016	335,000	332,896
			7,226,381

Beverages – 0.2%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	435,000	415,685
Constellation Brands, Inc.
8.000%	02/15/2008	300,000	306,128
Miller Brewing Co. (a)
4.250%	08/15/2008	475,000	466,175
			1,187,988

Broadcasting, Publishing & Printing – 2.6%

Belo Corp.
6.750%	05/30/2013	1,350,000	1,386,297
Belo Corp.
8.000%	11/01/2008	600,000	622,059
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,085,000	1,048,081
Comcast Corp.
5.500%	03/15/2011	625,000	625,915
Cox Communications, Inc.
4.625%	01/15/2010	2,865,000	2,800,125
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	1,390,000	1,364,898
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,300,000	1,272,762
Knight-Ridder, Inc.
7.125%	06/01/2011	250,000	262,573
Rogers Cable, Inc.
5.500%	03/15/2014	260,000	248,635
Scholastic Corp.
5.000%	04/15/2013	575,000	507,765
Shaw Communications, Inc.
8.250%	04/11/2010	1,540,000	1,636,250
Time Warner, Inc.
6.150%	05/01/2007	680,000	680,878
USA Interactive
7.000%	01/15/2013	370,000	383,383
Viacom Inc.
6.625%	05/15/2011	650,000	670,232
			13,509,853

Building Materials & Construction – 0.2%

Chemed Corp.
8.750%	02/24/2011	765,000	786,994

2

Chemicals – 0.8%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,050,000	1,049,088
Cytec Industries, Inc.
5.500%	10/01/2010	600,000	594,096
Lubrizol Corp.
4.625%	10/01/2009	720,000	704,004
Lubrizol Corp.
5.875%	12/01/2008	450,000	451,561
Sensient Technologies
6.500%	04/01/2009	700,000	694,167
Vale Overseas Ltd.
6.250%	01/23/2017	535,000	536,006
			4,028,922

Commercial Services – 0.3%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	365,000	354,050
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	636,964
Equifax, Inc.
4.950%	11/01/2007	500,000	496,782
			1,487,796

Computer Programming Services – 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	475,000	474,995

Cosmetics & Personal Care – 0.8%

Procter & Gamble Co.
3.500%	12/15/2008	4,000,000	3,872,236

Data Processing & Preparation – 0.1%

Certegy, Inc.
4.750%	09/15/2008	300,000	289,896

Electric Utilities – 3.7%

Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	475,000	517,750
Appalachian Power Co., Series G
3.600%	05/15/2008	640,000	625,160
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	764,177
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,135,000	1,137,689
Consumers Energy Co.
4.400%	08/15/2009	425,000	413,525

3

DPL, Inc.
8.250%	03/01/2007	529,000	529,855
Elwood Energy LLC
8.159%	07/05/2026	393,325	414,922
Entergy Gulf States, Inc.
5.250%	08/01/2015	1,925,000	1,813,756
Homer City Funding LLC
8.734%	10/01/2026	263,925	303,184
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,395,000	1,440,337
Kansas Gas & Electric Co.
5.647%	03/29/2021	525,000	508,105
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,239,313
MidAmerican Funding LLC
6.750%	03/01/2011	1,000,000	1,044,957
Monongahela Power Co.
6.700%	06/15/2014	500,000	528,013
Nevada Power Co., Series L
5.875%	01/15/2015	650,000	646,759
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	910,143
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	585,000	591,351
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	184,000	188,370
Tampa Electric Co.
5.375%	08/15/2007	980,000	978,955
Tenaska Oklahoma (a)
6.528%	12/30/2014	410,715	400,702
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,248,217
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	700,000	698,983
Virginia Electric and Power Co.
5.375%	02/01/2007	1,085,000	1,085,000
Wisconsin Electric Power
3.500%	12/01/2007	960,000	944,874
			18,974,097

Electrical Equipment & Electronics – 0.2%

Thomas & Betts Corp.
6.625%	05/07/2008	725,000	730,520
Thomas & Betts Corp., Series B
6.390%	02/10/2009	325,000	329,281
			1,059,801

Energy – 1.7%

Australian Gas Light Co. Ltd (a)
6.400%	04/15/2008	930,000	936,537

4

Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,190,000	1,224,270
Enbridge Energy Partners LP
4.000%	01/15/2009	900,000	871,322
Enterprise Products Operating LP
7.500%	02/01/2011	210,000	223,547
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	345,000	341,084
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	275,000	261,790
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,000,000	998,829
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	175,000	175,519
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	392,855	377,580
OAO Gazprom (a)
9.625%	03/01/2013	455,000	534,625
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	677,194
The Premcor Refining Group, Inc.
6.750%	05/01/2014	320,000	329,275
Southwest Gas Corp.
8.375%	02/15/2011	375,000	406,087
Valero Energy Corp.
3.500%	04/01/2009	500,000	479,842
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	948,328
			8,785,829

Entertainment & Leisure – 0.1%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	485,000	476,749

Financial Services – 4.9%

American Honda Finance Corp. (a)
3.850%	11/06/2008	900,000	877,639
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	1,350,000	1,347,052
Bombardier Capital, Inc. (a)
6.750%	05/01/2012	330,000	323,812
Brandywine Operating Partnership LP
5.625%	12/15/2010	550,000	550,996
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,500,000	1,479,456
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,310,000	1,275,218
Emerald Investment Grade CBO Ltd. FRN (a)
5.880%	05/24/2011	936,669	936,962
ERAC USA Finance Co. (a)
7.950%	12/15/2009	1,155,000	1,225,726

5

Ford Motor Credit Co.
5.800%	01/12/2009	1,675,000	1,643,863
Foster’s Finance Corp. (a)
6.875%	06/15/2011	1,000,000	1,043,931
FPL Group Capital, Inc.
6.125%	05/15/2007	1,000,000	1,001,161
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	1,002,497
Glencore Funding LLC (a)
6.000%	04/15/2014	665,000	643,973
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	250,000	243,902
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,224,768
Household Finance Corp.
6.375%	10/15/2011	175,000	182,117
iStar Financial, Inc. REIT
7.000%	03/15/2008	660,000	669,060
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	200,000	197,414
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	385,000	379,019
Jefferies Group, Inc.
7.500%	08/15/2007	250,000	251,688
Lazard Group LLC
7.125%	05/15/2015	585,000	610,322
National Rural Utilities Cooperative Finance Corp.
7.250%	03/01/2012	1,540,000	1,667,122
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	550,000	568,487
Prologis REIT
5.250%	11/15/2010	1,000,000	991,492
Senior Housing Properties Trust REIT
8.625%	01/15/2012	175,000	189,875
United Dominion Realty Trust, Inc. REIT
4.300%	07/01/2007	1,750,000	1,741,254
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	570,000	559,180
Verizon Global Funding Corp., Series A
7.600%	03/15/2007	1,250,000	1,252,930
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	1,075,000	1,160,274
			25,241,190

Food Retailers – 0.1%

SuperValu, Inc.
7.875%	08/01/2009	700,000	729,692

Foods – 0.2%

Sara Lee Corp.
3.875%	06/15/2013	60,000	53,177
Smithfield Foods, Inc.
7.000%	08/01/2011	1,125,000	1,123,594
			1,176,771

6

Forest Products & Paper – 1.0%

International Paper Co.
3.800%	04/01/2008	2,880,000	2,819,773
Packaging Corp. of America
5.750%	08/01/2013	435,000	423,088
Rock-Tenn Co.
5.625%	03/15/2013	130,000	121,550
Rock-Tenn Co.
8.200%	08/15/2011	1,800,000	1,905,750
			5,270,161

Healthcare – 0.1%

HCA, Inc.
6.950%	05/01/2012	525,000	498,094

Heavy Construction – 0.1%

Lennar Corp., Series B
6.500%	04/15/2016	300,000	304,647

Heavy Machinery – 1.0%

Briggs & Stratton Corp.
7.250%	09/15/2007	250,000	252,029
Briggs & Stratton Corp.
8.875%	03/15/2011	855,000	919,836
Idex Corp.
6.875%	02/15/2008	775,000	777,092
Pentair, Inc.
7.850%	10/15/2009	950,000	998,122
Timken Co.
5.750%	02/15/2010	920,000	907,693
Toro Co.
7.125%	06/15/2007	1,050,000	1,054,035
			4,908,807

Home Construction, Furnishings & Appliances – 0.4%

Beazer Homes USA
6.875%	07/15/2015	275,000	264,688
D.R. Horton, Inc.
4.875%	01/15/2010	170,000	166,410
K. Hovnanian Enterprises
7.500%	05/15/2016	375,000	375,000
Maytag Corp.
8.630%	11/15/2007	775,000	784,250
Newell Rubbermaid, Inc.
4.000%	05/01/2010	495,000	473,501
			2,063,849

7

Industrial - Diversified – 0.6%

American Standard, Inc.
7.375%	02/01/2008	350,000	354,790
American Standard, Inc.
7.625%	02/15/2010	900,000	945,583
Leucadia National Corp.
7.000%	08/15/2013	1,035,000	1,037,588
Tyco International Group SA
6.000%	11/15/2013	950,000	991,988
			3,329,949

Lodging – 0.4%

Hilton Hotels Corp.
7.200%	12/15/2009	85,000	87,287
Hilton Hotels Corp.
7.625%	05/15/2008	525,000	534,477
MGM Mirage
6.000%	10/01/2009	400,000	398,500
MGM Mirage
6.750%	09/01/2012	340,000	337,450
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	565,000	603,636
			1,961,350
Metals & Mining – 0.1%

Reliance Steel & Aluminum (a)
6.200%
	11/15/2016	445,000	443,345
Real Estate – 0.4%

EOP Operating LP
6.750%	02/15/2008	925,000	938,994
First Industrial LP
7.600%	05/15/2007	880,000	885,003
			1,823,997

Retail – 0.4%

Fred Meyer, Inc.
7.450%	03/01/2008	1,475,000	1,502,285
J.C. Penney Co., Inc.
7.950%	04/01/2017	200,000	224,935
The May Department Stores Co.
3.950%	07/15/2007	470,000	466,077
			2,193,297

8

Telephone Utilities — 0.9%

British Telecom PLC
8.625%	12/15/2010	1,125,000	1,253,202
Embarq Corp.
7.082%	06/01/2016	430,000	436,909
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	450,000	450,563
Rogers Wireless Communications, Inc. FRN
8.485%	12/15/2010	285,000	290,700
SBC Communications, Inc.
6.125%	02/15/2008	650,000	653,676
Sprint Nextel Corp.
6.000%	12/01/2016	1,150,000	1,118,016
Verizon New England, Inc.
6.500%	09/15/2011	500,000	516,635
			4,719,701

Transportation — 1.3%

Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	1,750,000	1,757,536
CNF, Inc.
8.875%	05/01/2010	930,000	1,008,499
CSX Corp.
6.250%	10/15/2008	1,900,000	1,925,107
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	220,000	208,296
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	629,046
Norfolk Southern Corp.
7.350%	05/15/2007	1,350,000	1,356,932
			6,885,416

TOTAL CORPORATE DEBT (Cost $130,861,867)			129,167,538

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Banking, Savings & Loans — 0.2%

Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7 FRN (a)
7.365%	09/20/2010	575,000	581,469
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2 FRN (a)
7.965%	09/20/2010	460,000	460,575
			1,042,044

Financial Services — 5.0%
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,719,005	1,635,130
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	552,146	615,643

9

Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	26,189	26,289
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.540%	08/25/2034	613,240	602,718
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
4.009%	07/25/2034	2,044,063	1,993,322
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
5.628%	09/25/2033	300,322	299,663
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN
4.535%	02/25/2034	327,892	330,054
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	141,847	141,377
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	338,841	334,243
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	116,761	116,165
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.536%	08/25/2034	593,443	610,025
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
4.478%	08/25/2034	1,063,309	1,066,861
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A VRN
6.439%	07/25/2033	141,709	141,507
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A VRN
6.022%	02/25/2034	113,179	113,235
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN
4.577%	02/25/2034	1,325,458	1,307,269
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
7.481%	02/25/2034	25,513	25,834
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
5.502%	03/25/2034	421,966	424,727
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.600%	06/25/2032	242,234	241,306
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,647,598	1,605,894
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN
5.000%	10/31/2036	3,350,000	3,306,554
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	766,771	772,015

10

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	363,461	366,788
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN
4.263%	01/25/2035	2,373,588	2,320,787
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
6.283%	04/25/2044	836,545	848,216
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.225%	09/25/2034	1,737,589	1,702,559
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.576%	12/25/2034	2,202,655	2,165,899
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN
4.109%	06/25/2035	2,339,421	2,291,060
Total Collateralized Mortgage Obligations			25,405,140

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,748,061)			26,447,184

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Sovereign Debt Obligations
Province of Ontario
4.750%	01/19/2016	450,000	436,451

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,405)			436,451

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.1%
Pass-Through Securities
FHLMC
5.500%	07/01/2020	482,126	479,734
FHLMC
7.500%	06/01/2015	40,636	42,295
Total Pass-Through Securities			522,029

Federal National Mortgage Association (FNMA) — 15.5%
Pass-Through Securities
FNMA
4.500%	12/01/2020	4,035,260	3,872,589
FNMA
5.500%	02/01/2018 - 08/01/2035	19,248,648	19,080,465
FNMA
6.420%	11/01/2008	146,149	147,166
FNMA
6.500%	01/01/2037	5,000,000	5,086,133

11

FNMA
9.000%	10/01/2009	28,928	29,460
FNMA TBA (b)
5.500%	02/01/2037	10,539,000	10,367,741
FNMA TBA (b)
6.500%	02/01/2037	40,200,000	40,878,375
Total Pass-Through Securities			79,461,929

Government National Mortgage Association (GNMA) — 0.0%
Pass-Through Securities
GNMA
7.500%	08/15/2029	55,107	57,576
GNMA
8.000%	09/15/2007 - 10/15/2007	10,313	10,348
Total Pass-Through Securities			67,924

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $80,637,395)			80,051,882

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Inflation Index
2.500%	07/15/2016	4,989,050	5,036,883
U.S. Treasury Inflation Index
3.875%	01/15/2009	4,257,515	4,373,412
U.S. Treasury Note
4.875%	08/15/2016	725,000	727,152

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,127,266)			10,137,447

TOTAL BONDS & NOTES (Cost $256,769,587)			254,084,267

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	8,000,000	102,100

TOTAL OPTIONS
(Cost $107,200)		102,100

TOTAL LONG TERM INVESTMENTS
(Cost $256,876,787)		254,186,367

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 60.5%
Commercial Paper — 60.0%
AT&T Corp.
5.245%	03/07/2007	8,900,000	8,855,913

12

Beethoven Funding Corp.
5.250%	03/21/2007	11,400,000	11,320,200
Bryant Park Funding LLC
5.270%	02/26/2007	6,500,000	6,476,212
Burlington Northern Santa Fe Corp.
5.330%	02/14/2007	5,560,000	5,549,299
Cadbury Schweppes Finance PLC
5.320%	04/27/2007	2,200,000	2,172,366
Cadbury Schweppes Finance PLC
5.340%	02/13/2007	7,000,000	6,987,540
Cadbury Schweppes Finance PLC
5.350%	02/13/2007	3,500,000	3,493,758
Centex Corp.
5.300%	02/09/2007	3,830,000	3,825,489
Cit Group, Inc.
5.240%	05/11/2007	3,011,000	2,967,612
Cit Group, Inc.
5.250%	04/23/2007	1,770,000	1,749,092
Consolidated Natural Gas Co
5.320%	02/16/2007	4,000,000	3,991,133
Cvs Corp.
5.300%	02/27/2007	4,475,000	4,457,871
Cvs Corp.
5.310%	03/28/2007	4,300,000	4,265,116
DaimlerChrysler NA Holding Corp.
5.320%	04/05/2007	2,495,000	2,471,772
DaimlerChrysler NA Holding Corp.
5.320%	06/22/2007	2,762,000	2,704,449
DaimlerChrysler NA Holding Corp.
5.350%	03/06/2007	2,300,000	2,288,721
Devon Energy Corp.
5.310%	02/01/2007	10,000,000	10,000,000
Dominion Resources, Inc.
5.310%	02/20/2007	2,700,000	2,692,433
Dominion Resources, Inc.
5.310%	02/28/2007	5,035,000	5,014,948
Dow Jones & Co., Inc.
5.310%	03/30/2007	7,380,000	7,317,953
Dow Jones & Co., Inc.
5.330%	02/01/2007	1,500,000	1,500,000
Elsevier Finance SA
5.290%	02/21/2007	1,720,000	1,714,945
Elsevier Finance SA
5.290%	03/12/2007	2,000,000	1,988,538
Fortune Brands, Inc.
5.300%	02/01/2007	3,300,000	3,300,000
Fortune Brands, Inc.
5.320%	02/07/2007	2,445,000	2,442,832
Fortune Brands, Inc.
5.320%	02/15/2007	3,160,000	3,153,462
Fortune Brands, Inc.
5.330%	02/05/2007	2,700,000	2,698,401
General Electric Capital Corp.
5.060%	09/25/2007	4,990,000	4,824,476

13

General Mills, Inc.
5.320%	02/23/2007	5,888,000	5,868,858
Govco, Inc.
5.190%	07/02/2007	2,978,000	2,913,171
Govco, Inc.
5.230%	04/10/2007	4,265,000	4,222,867
Hanson Finance PLC
5.290%	04/20/2007	3,300,000	3,262,177
Hanson Finance PLC
5.300%	02/15/2007	4,490,000	4,480,746
Hanson Finance PLC
5.300%	03/16/2007	5,000,000	4,968,347
HBOS Treasury Services
5.240%	04/17/2007	4,900,000	4,846,508
International Lease Finance
5.070%	07/11/2007	4,470,000	4,369,276
ITT Industries, Inc.
5.300%	02/02/2007	7,500,000	7,498,896
ITT Industries, Inc.
5.300%	03/14/2007	5,200,000	5,168,612
John Deere Capital Corp.
5.320%	03/13/2007	2,660,000	2,644,277
Kellogg Co.
5.300%	03/09/2007	5,900,000	5,868,730
Kinder Morgan Energy Partners LP
5.340%	02/09/2007	4,000,000	3,995,253
Kraft Foods, Inc.
5.260%	02/26/2007	8,630,000	8,598,477
Lincoln National Corp.
5.270%	03/12/2007	5,000,000	4,971,454
Motorola, Inc.
5.260%	03/08/2007	6,231,000	6,199,135
New Center Asset Trust
5.260%	02/08/2007	2,750,000	2,747,188
New Center Asset Trust
5.270%	02/15/2007	1,700,000	1,696,516
Public Service Co. of Colorado
5.300%	03/15/2007	2,115,000	2,101,922
Public Service Co. of Colorado
5.310%	03/15/2007	3,275,000	3,254,711
Reckitt Benckiser PLC
5.220%	03/01/2007	6,920,000	6,891,905
Ryder System, Inc.
5.300%	02/21/2007	7,000,000	6,979,389
Ryder System, Inc.
5.300%	03/02/2007	5,000,000	4,978,653
Schering-Plough Corp.
5.290%	04/23/2007	5,200,000	5,138,107
Schering-Plough Corp.
5.300%	02/20/2007	2,500,000	2,493,007
Schering-Plough Corp.
5.300%	03/20/2007	280,000	278,062
Sheffield Receivables
5.230%	03/02/2007	6,655,000	6,626,962

14

South Carolina Electric & Gas
5.280%	02/22/2007	5,335,000	5,318,568
Sprint Nextel Corp.
5.370%	03/23/2007	2,442,000	2,423,787
The Walt Disney Co.
5.240%	04/30/2007	3,700,000	3,652,607
The Walt Disney Co.
5.250%	04/03/2007	4,600,000	4,559,079
The Walt Disney Co.
5.270%	04/18/2007	4,000,000	3,955,498
Time Warner, Inc.
5.340%	02/09/2007	7,000,000	6,991,693
United Healthcare Corp.
5.290%	03/20/2007	5,140,000	5,104,501
United Healthcare Corp.
5.310%	02/06/2007	7,000,000	6,994,837
Verizon Communications, Inc.
5.280%	03/22/2007	5,202,000	5,164,615
Verizon Communications, Inc.
5.280%	03/27/2007	7,137,000	7,080,475
Wellpoint, Inc.
5.300%	04/30/2007	2,000,000	1,974,090
Wellpoint, Inc.
5.310%	02/12/2007	4,940,000	4,931,985
Wellpoint, Inc.
5.310%	03/16/2007	5,800,000	5,763,214
			307,202,686

Discount Notes — 0.5%
FFCB
4.900%	07/19/2007	2,685,000	2,623,603

TOTAL SHORT-TERM INVESTMENTS (Cost $309,826,289)			309,826,289

TOTAL INVESTMENTS — 110.1% (Cost $566,703,076) (c)			$564,012,656

Other Assets/(Liabilities) — (10.1%)			(51,575,128)

NET ASSETS — 100.0%			$512,437,528

Notes to Portfolio of Investments
FRN - Floating Rate Note
REIT - Real Estate Investment Trust
TBA - To be announced
VRN - Variable Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $13,742,902 or 2.7% of net assets.

(b) A portion of this security is purchased on a forward commitment basis. (Note 2).
(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Inflation-Protected Bond Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 98.8%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 26.3%
U.S. Treasury Inflation Index
2.000%	01/15/2026	12,878,827	12,082,673
U.S. Treasury Inflation Index
2.375%	01/15/2025	27,682,791	27,518,424
U.S. Treasury Inflation Index
3.375%	04/15/2032	4,694,341	5,658,090
U.S. Treasury Inflation Index
3.625%	04/15/2028	18,339,501	22,094,169
U.S. Treasury Inflation Index
3.875%	04/15/2029	22,793,379	28,633,898
			95,987,254

U.S. Treasury Notes — 72.5%
U.S. Treasury Inflation Index
0.875%	04/15/2010	29,118,240	27,687,352
U.S. Treasury Inflation Index
1.625%	01/15/2015	15,903,823	15,001,777
U.S. Treasury Inflation Index
1.875%	07/15/2013	24,505,069	23,744,493
U.S. Treasury Inflation Index
1.875%	07/15/2015	13,908,166	13,362,704
U.S. Treasury Inflation Index
2.000%	01/15/2014	18,561,501	18,065,560
U.S. Treasury Inflation Index
2.000%	07/15/2014	15,998,184	15,560,732
U.S. Treasury Inflation Index
2.000%	01/15/2016	21,955,430	21,249,976
U.S. Treasury Inflation Index
2.375%	04/15/2011	17,472,108	17,427,063
U.S. Treasury Inflation Index
2.375%	01/15/2017	6,594,918	6,582,923
U.S. Treasury Inflation Index
2.500%	07/15/2016	15,495,989	15,644,557
U.S. Treasury Inflation Index
3.000%	07/15/2012	23,473,899	24,208,778
U.S. Treasury Inflation Index
3.375%	01/15/2012	5,696,947	5,953,755
U.S. Treasury Inflation Index
3.500%	01/15/2011	10,605,448	11,045,409
U.S. Treasury Inflation Index
3.625%	01/15/2008	19,389,434	19,580,300
U.S. Treasury Inflation Index
3.875%	01/15/2009	16,656,113	17,108,688
U.S. Treasury Inflation Index
4.250%	01/15/2010	11,252,485	11,843,241
			264,067,308

TOTAL BONDS & NOTES (Cost $372,765,249)			360,054,562

1

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (a)	3,415,700	3,415,700

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,415,700)		3,415,700

TOTAL INVESTMENTS — 99.7%
(Cost $376,180,949) (b)		$363,470,262

Other Assets/(Liabilities) — 0.3%		969,454

NET ASSETS — 100.0%		$364,439,716

Notes to Portfolio of Investments

(a)

Maturity value of $3,416,032. Collateralized by a U.S. Government Agency obligation with a rate of 8.375%, maturity date of 6/25/2016, and an aggregate market value, including accrued interest, of $3,586,485.

(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Air Transportation — 0.0%
UAL Corp. (a)	2,013	86,962

Energy — 0.0%
Dynegy, Inc. Cl. A (a)	262	1,847

TOTAL COMMON STOCK
(Cost $0)		88,809

TOTAL EQUITIES
(Cost $0)		88,809

		Principal
		Amount	Market Value
BONDS & NOTES — 96.7%
ASSET BACKED SECURITIES — 1.7%
Financial Services

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	8,777,664	8,349,322
Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	654,172	643,868
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4
6.190%	03/15/2030	123,441	123,498
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	2,689,955	2,861,439
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
6.700%	10/25/2028	59,746	59,644
Oak Hill Credit Partners, Series 1A, Class A2 FRN
5.406%	09/12/2013	8,600,000	8,610,750
Travelers Funding Ltd., Series 1A, Class A1 (b)
6.300%	02/18/2014	6,328,656	6,341,313
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	493,377	492,363

TOTAL ASSET BACKED SECURITIES (Cost $27,849,523)			27,482,197

CORPORATE DEBT — 34.3%
Advertising — 0.1%

Interpublic Group Co Inc.
5.400%	11/15/2009	900,000	884,250

1

Aerospace & Defense — 0.2%

Goodrich (B.F.) Co.
7.500%	04/15/2008	3,480,000	3,540,538

Air Transportation — 0.0%

United Air Lines, Inc., Series 91B (c) (d)
10.110%	02/19/2049	495,882	0
US Airways, Inc., Class B (c)
7.500%	04/15/2008	1,087,971	11
			11

Apparel, Textiles & Shoes — 0.2%

Kellwood Co.
7.625%	10/15/2017	555,000	504,796
Kellwood Co.
7.875%	07/15/2009	1,065,000	1,076,971
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	1,430,000	1,479,954
			3,061,721

Automotive & Parts — 0.9%

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	4,750,000	4,651,627
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	9,915,000	9,903,687
General Motors Corp. (e)
8.375%	07/15/2033	683,000	642,874
			15,198,188

Banking, Savings & Loans — 2.9%

Ametek, Inc.
7.200%	07/15/2008	6,320,000	6,432,837
Bank of America Corp.
3.250%	08/15/2008	4,495,000	4,361,800
Bank of America Corp.
7.400%	01/15/2011	133,248	142,993
Bank One Corp.
6.000%	08/01/2008	2,428,000	2,452,700
CIT Group, Inc.
3.650%	11/23/2007	4,000,000	3,947,148
CIT Group, Inc.
3.875%	11/03/2008	1,295,000	1,262,880
CIT Group, Inc.
7.375%	04/02/2007	2,212,000	2,218,815
Goldman Sachs Group, Inc.
5.625%	01/15/2017	2,775,000	2,739,311
Kern River Funding Corp. (b)
4.893%	04/30/2018	3,486,957	3,366,552
Morgan Stanley
5.450%	01/09/2017	1,670,000	1,634,309
Residential Capital Corp.
6.125%	11/21/2008	3,770,000	3,782,513

2

SLM Corp.
5.000%	10/01/2013	2,330,000	2,260,582
SLM Corp.
5.625%	08/01/2033	1,435,000	1,355,874
Wachovia Corp.
5.300%	10/15/2011	4,135,000	4,136,910
Washington Mutual Bank
5.650%	08/15/2014	4,420,000	4,406,532
Wells Fargo & Co.
4.125%	03/10/2008	2,700,000	2,662,411
Xstrata Finance Canada (b)
5.800%	11/15/2016	1,120,000	1,112,964
			48,277,131

Beverages — 0.4%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,389,000	1,327,326
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	2,001,000	2,063,503
Constellation Brands, Inc.
8.000%	02/15/2008	1,100,000	1,122,471
Miller Brewing Co. (b)
4.250%	08/15/2008	1,725,000	1,692,953
			6,206,253

Broadcasting, Publishing & Printing — 4.5%

Belo Corp.
6.750%	05/30/2013	4,300,000	4,415,614
Belo Corp.
8.000%	11/01/2008	2,765,000	2,866,655
Clear Channel Communications, Inc.
4.250%	05/15/2009	2,055,000	1,985,075
Clear Channel Communications, Inc.
4.625%	01/15/2008	5,000,000	4,951,135
Comcast Cable Communications, Inc.
6.200%	11/15/2008	5,175,000	5,250,415
Comcast Cable Communications, Inc.
8.375%	05/01/2007	2,023,000	2,037,691
Comcast Cable Communications, Inc.
8.375%	03/15/2013	132,000	150,403
Comcast Corp.
5.500%	03/15/2011	1,250,000	1,251,830
Cox Communications, Inc.
4.625%	01/15/2010	11,255,000	11,000,142
Cox Communications, Inc.
6.750%	03/15/2011	215,000	224,031
Cox Enterprises, Inc. (b)
4.375%	05/01/2008	4,825,000	4,737,865
Dow Jones & Co., Inc.
3.875%	02/15/2008	4,625,000	4,528,097
Knight-Ridder, Inc.
7.125%	06/01/2011	755,000	792,970
News America Holdings, Inc.
6.750%	01/09/2038	1,618,000	1,713,705

3

News America Holdings, Inc.
8.875%	04/26/2023	2,163,000	2,643,699
Rogers Cable Inc.
7.875%	05/01/2012	2,625,000	2,827,002
Rogers Cable, Inc.
5.500%	03/15/2014	900,000	860,660
Scholastic Corp.
5.000%	04/15/2013	1,915,000	1,691,079
Shaw Communications, Inc.
8.250%	04/11/2010	5,315,000	5,647,187
Tele-Communications-TCI Group
9.800%	02/01/2012	170,000	199,896
The Thomson Corp.
6.200%	01/05/2012	2,144,000	2,201,459
Time Warner Inc.
5.875%	11/15/2016	3,320,000	3,312,573
Time Warner, Inc.
6.150%	05/01/2007	3,895,000	3,900,028
USA Interactive (e)
7.000%	01/15/2013	1,315,000	1,362,564
Viacom Inc.
6.625%	05/15/2011	3,895,000	4,016,236
			74,568,011

Building Materials & Construction — 0.4%

Chemed Corp.
8.750%	02/24/2011	2,825,000	2,906,219
Vulcan Materials Co.
6.000%	04/01/2009	3,237,000	3,276,417
			6,182,636

Chemicals — 1.1%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	3,771,000	3,767,723
Cytec Industries, Inc.
5.500%	10/01/2010	2,100,000	2,079,336
ICI Wilmington, Inc.
7.050%	09/15/2007	1,618,000	1,630,703
Lubrizol Corp.
4.625%	10/01/2009	2,770,000	2,708,459
Lubrizol Corp.
5.875%	12/01/2008	1,763,000	1,769,114
Sealed Air Corp. (b)
6.875%	07/15/2033	785,000	779,753
Sensient Technologies
6.500%	04/01/2009	2,335,000	2,315,542
Vale Overseas Ltd.
6.250%	01/23/2017	1,780,000	1,783,346
Vale Overseas Ltd.
6.875%	11/21/2036	1,635,000	1,664,039
			18,498,015

4

Commercial Services — 0.8%

Allied Waste North America (e)
6.500%	11/15/2010	7,000,000	7,008,750
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	1,400,000	1,358,000
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	2,380,000	2,332,267
Ecolab, Inc.
6.875%	02/01/2011	120,000	125,532
Equifax, Inc.
4.950%	11/01/2007	1,741,000	1,729,795
Republic Services, Inc.
6.750%	08/15/2011	85,000	88,619
			12,642,963

Communications — 0.2%

Echostar DBS Corp.
7.125%	02/01/2016	2,500,000	2,509,375
Viacom Inc.
6.250%	04/30/2016	1,300,000	1,294,985
			3,804,360

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	1,802,000	1,801,980

Containers — 0.1%

Bemis Co., Inc.
6.500%	08/15/2008	910,000	920,437

Cosmetics & Personal Care — 0.0%

First Brands Corp., Series B
7.250%	03/01/2007	125,000	125,112

Data Processing & Preparation — 0.1%

Certegy, Inc.
4.750%	09/15/2008	1,133,000	1,094,841

Electric Utilities — 4.3%

Allegheny Energy Supply Co. LLC (b)
8.250%	04/15/2012	1,660,000	1,809,400
Appalachian Power Co., Series G
3.600%	05/15/2008	2,442,000	2,385,377
Carolina Power & Light Co.
6.125%	09/15/2033	40,000	40,791
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	5,439,000	5,451,885
Consolidated Edison Co. of New York, Inc.
6.150%	07/01/2008	75,000	75,718

5

Consumers Energy Co.
4.400%	08/15/2009	1,400,000	1,362,200
DPL, Inc.
8.250%	03/01/2007	1,337,000	1,339,161
Duke Energy Field Services Corp.
7.875%	08/16/2010	4,046,000	4,327,998
Elwood Energy LLC
8.159%	07/05/2026	2,227,006	2,349,287
Entergy Gulf States, Inc.
5.250%	08/01/2015	6,350,000	5,983,040
Homer City Funding LLC
8.734%	10/01/2026	2,810,313	3,228,346
Ipalco Enterprises, Inc.
8.375%	11/14/2008	5,000,000	5,162,500
Kansas Gas & Electric Co.
5.647%	03/29/2021	1,900,000	1,838,858
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,820,000	5,679,371
MidAmerican Energy Holdings Co.
5.125%	01/15/2013	75,000	73,498
Monongahela Power Co.
6.700%	06/15/2014	1,825,000	1,927,249
Nevada Power Co., Series L
5.875%	01/15/2015	2,400,000	2,388,034
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	4,800,000	4,852,109
Progress Energy Inc.
7.100%	03/01/2011	86,216	91,447
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	629,000	643,939
Tampa Electric Co.
5.375%	08/15/2007	3,480,000	3,476,290
Tenaska Oklahoma (b)
6.528%	12/30/2014	1,683,933	1,642,879
TransAlta Corp.
5.750%	12/15/2013	4,922,000	4,914,981
Tri-State Generation & Transmission Association, Series 2003, Class A (b)
6.040%	01/31/2018	2,194,000	2,190,812
Tri-State Generation & Transmission Association, Series 2003, Class B (b)
7.144%	07/31/2033	2,443,000	2,612,700
TXU Energy Co.
7.000%	03/15/2013	25,000	26,165
Virginia Electric and Power Co.
5.375%	02/01/2007	2,385,000	2,385,000
Wisconsin Electric Power
3.500%	12/01/2007	3,400,000	3,346,430
			71,605,465

Electrical Equipment & Electronics — 0.6%

Anixter, Inc.
5.950%	03/01/2015	3,065,000	2,900,256

6

Cooper Industries Ltd.
5.250%	07/01/2007	4,046,000	4,034,967
Thomas & Betts Corp.
6.625%	05/07/2008	2,355,000	2,372,931
Thomas & Betts Corp., Series B
6.390%	02/10/2009	1,150,000	1,165,149
			10,473,303

Energy — 2.7%

Alliance Pipeline LP (b)
6.996%	12/31/2019	1,412,653	1,494,601
Australian Gas Light Co. Ltd (b)
6.400%	04/15/2008	3,470,000	3,494,391
Boardwalk Pipelines LLC
5.500%	02/01/2017	1,000,000	961,377
Chesapeake Energy Corp.
6.500%	08/15/2017	1,820,000	1,738,100
Colonial Pipeline Co. (b)
7.630%	04/15/2032	1,813,000	2,228,427
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	3,831,000	3,941,325
Enterprise Products Operating LP
7.500%	02/01/2011	805,000	856,929
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	1,745,000	1,725,194
Gulf South Pipeline Co. LP (b)
5.050%	02/01/2015	950,000	904,366
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	3,593,000	3,588,793
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	750,000	752,223
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	900,000	911,194
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	625,000	625,811
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	65,000	69,147
Kiowa Power Partners LLC (b)
4.811%	12/30/2013	1,335,705	1,283,773
Mobil Corp.
8.625%	08/15/2021	3,641,000	4,798,882
Newfield Exploration Co
7.625%	03/01/2011	1,080,000	1,128,600
Northern Natural Gas Co. (b)
7.000%	06/01/2011	809,000	851,291
OAO Gazprom (b)
9.625%	03/01/2013	1,660,000	1,950,500
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	1,722,000	1,714,795
Plains All American Pipeline Co.
5.625%	12/15/2013	2,405,000	2,377,593
The Premcor Refining Group, Inc.
6.750%	05/01/2014	1,210,000	1,245,072
Southwest Gas Corp.
8.375%	02/15/2011	1,240,000	1,342,795

7

XTO Energy, Inc.
4.900%	02/01/2014	4,100,000	3,888,145
			43,873,324

Entertainment & Leisure — 0.3%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	1,740,000	1,710,399
Park Place Entertainment Corp.
7.000%	04/15/2013	1,618,000	1,683,199
Park Place Entertainment Corp.
7.500%	09/01/2009	1,760,000	1,833,140
			5,226,738

Financial Services — 5.5%

American Honda Finance Corp. (b)
3.850%	11/06/2008	3,322,000	3,239,465
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	5,000,000	4,989,080
Boeing Capital Corp.
5.800%	01/15/2013	635,000	648,729
Bombardier Capital, Inc. (b)
6.750%	05/01/2012	1,265,000	1,241,281
Brandywine Operating Partnership LP
5.625%	12/15/2010	1,845,000	1,848,339
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	5,515,000	5,439,467
Citigroup, Inc.
7.250%	10/01/2010	149,904	158,944
Countrywide Home Loans, Inc.
3.250%	05/21/2008	5,080,000	4,945,121
Emerald Investment Grade CBO Ltd. FRN (b)
5.880%	05/24/2011	1,147,420	1,147,778
ERAC USA Finance Co. (b)
6.700%	06/01/2034	1,773,000	1,870,281
ERAC USA Finance Co. (b)
6.750%	05/15/2007	3,641,000	3,652,116
ERAC USA Finance Co. (b)
7.950%	12/15/2009	40,000	42,449
Ford Motor Credit Co. (e)
7.250%	10/25/2011	183,216	178,802
Foster’s Finance Corp. (b)
6.875%	06/15/2011	955,000	996,954
Franklin Resources, Inc.
3.700%	04/15/2008	3,878,000	3,792,862
General Electric Capital Corp.
5.375%	10/20/2016	2,635,000	2,617,203
General Motors Acceptance Corp.
6.150%	04/05/2007	6,120,000	6,122,546
General Motors Acceptance Corp.
6.875%	09/15/2011	216	219
Glencore Funding LLC (b)
6.000%	04/15/2014	2,550,000	2,469,372

8

The Goldman Sachs Group, Inc.
6.125%	02/15/2033	1,575,000	1,588,284
Household Finance Corp.
4.125%	12/15/2008	3,863,000	3,785,021
Household Finance Corp.
6.375%	10/15/2011	732,000	761,768
IBM Canada Credit Services Corp. (b)
3.750%	11/30/2007	1,214,000	1,195,060
iStar Financial, Inc. REIT
7.000%	03/15/2008	2,240,000	2,270,751
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	770,000	760,042
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	1,475,000	1,452,086
Jefferies Group, Inc.
7.500%	08/15/2007	2,053,000	2,066,860
Kimco Realty Corp., Series B
7.860%	11/01/2007	3,200,000	3,246,403
Lazard Group LLC
7.125%	05/15/2015	1,880,000	1,961,378
National Rural Utilities Cooperative Finance Corp.
3.250%	10/01/2007	1,274,000	1,255,096
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	640,000	640,368
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	2,070,000	2,139,577
Prologis
5.250%	11/15/2010	3,840,000	3,807,329
Sears Roebuck Acceptance Corp.
6.750%	08/15/2011	183,216	184,616
Senior Housing Properties Trust REIT
8.625%	01/15/2012	500,000	542,500
Sprint Capital Corp.
6.900%	05/01/2019	1,503,000	1,539,741
Telecom Italia Capital SA
6.000%	09/30/2034	1,820,000	1,617,765
Trains 10-2002 VRN (b)
6.962%	01/15/2012	2,360,644	2,478,015
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	1,920,000	1,883,553
Verizon Global Funding Corp.
4.375%	06/01/2013	920,000	864,169
Verizon Global Funding Corp.
7.750%	12/01/2030	1,080,000	1,256,132
Verizon Global Funding Corp., Series A
7.600%	03/15/2007	4,046,000	4,055,484
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	3,995,000	4,311,903
			91,064,909

Food Retailers — 0.2%

SuperValu, Inc.
7.875%	08/01/2009	2,659,000	2,771,787

9

Foods — 0.4%

Conagra Foods Inc.
6.750%	09/15/2011	133,248	139,665
Hershey Foods Corp.
7.200%	08/15/2027	589,000	683,293
Sara Lee Corp.
3.875%	06/15/2013	820,000	726,750
Smithfield Foods, Inc.
7.000%	08/01/2011	4,170,000	4,164,787
			5,714,495

Forest Products & Paper — 1.0%

International Paper Co.
3.800%	04/01/2008	8,545,000	8,366,307
Packaging Corp. of America
5.750%	08/01/2013	1,560,000	1,517,279
Rock-Tenn Co.
5.625%	03/15/2013	430,000	402,050
Rock-Tenn Co.
8.200%	08/15/2011	5,870,000	6,214,862
			16,500,498

Healthcare — 0.1%

HCA, Inc.
6.950%	05/01/2012	2,060,000	1,954,425

Heavy Construction — 0.1%

Lennar Corp., Series B
6.500%	04/15/2016	1,000,000	1,015,490

Heavy Machinery — 0.7%

Briggs & Stratton Corp.
7.250%	09/15/2007	700,000	705,681
Briggs & Stratton Corp.
8.875%	03/15/2011	2,970,000	3,195,221
Idex Corp.
6.875%	02/15/2008	3,731,000	3,741,070
Timken Co.
5.750%	02/15/2010	3,250,000	3,206,525
Toro Co.
7.800%	06/15/2027	846,000	892,219
			11,740,716

Home Construction, Furnishings & Appliances — 0.4%

Beazer Homes USA
6.875%	07/15/2015	955,000	919,187

10

D.R. Horton, Inc.
4.875%	01/15/2010	585,000	572,645
K. Hovnanian Enterprises
7.500%	05/15/2016	1,225,000	1,225,000
Miller (Herman), Inc.
7.125%	03/15/2011	2,473,000	2,555,576
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,843,000	1,762,953
			7,035,361

Household Products — 0.3%

Owens Brockway Glass Container, Inc.
7.750%	05/15/2011	5,025,000	5,175,750

Industrial - Diversified — 0.9%

American Standard, Inc.
7.375%	02/01/2008	1,250,000	1,267,109
American Standard, Inc.
7.625%	02/15/2010	3,290,000	3,456,632
Carlisle Companies, Inc.
6.700%	05/15/2008	3,641,000	3,663,061
Dover Corp.
6.250%	06/01/2008	1,618,000	1,631,682
Leucadia National Corp.
7.000%	08/15/2013	1,545,000	1,548,862
Leucadia National Corp.
7.750%	08/15/2013	2,023,000	2,124,150
Tyco International Group SA
6.375%	10/15/2011	1,110,000	1,165,017
			14,856,513

Lodging — 1.0%

Hilton Hotels Corp. (e)
7.200%	12/15/2009	295,000	302,935
Hilton Hotels Corp.
7.625%	05/15/2008	1,897,000	1,931,245
Marriot International
6.200%	06/15/2016	4,420,000	4,460,169
MGM Mirage
6.000%	10/01/2009	4,500,000	4,483,125
MGM Mirage
6.750%	09/01/2012	3,500,000	3,473,750
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	2,090,000	2,232,918
			16,884,142

Medical Supplies — 0.2%

Boston Scientific Corp.
5.450%	06/15/2014	100,000	96,585
Millipore Corp.
7.500%	04/01/2007	3,034,000	3,040,678
			3,137,263

11

Metals & Mining — 0.5%

Alcan Aluminum Ltd.
6.250%	11/01/2008	2,023,000	2,045,298
Barrick Gold Corp.
7.500%	05/01/2007	3,237,000	3,252,470
Codelco, Inc (b)
6.150%	10/24/2036	1,645,000	1,673,097
Reliance Steel & Aluminum (b)
6.200%	11/15/2016	1,475,000	1,469,513
			8,440,378

Oil & Gas — 0.0%

KeySpan Gas East Corp., Series A
6.900%	01/15/2008	675,000	683,436

Real Estate — 0.5%

BRE Properties, Inc.
7.450%	01/15/2011	2,023,000	2,155,903
EOP Operating LP
6.750%	02/15/2008	3,400,000	3,451,439
First Industrial LP
7.600%	05/15/2007	2,473,000	2,487,059
			8,094,401

Restaurants — 0.0%

Aramark Services, Inc.
7.000%	05/01/2007	171,000	171,414

Retail — 0.2%

Fred Meyer, Inc.
7.450%	03/01/2008	1,140,000	1,161,088
J.C. Penney Co., Inc.
7.950%	04/01/2017	710,000	798,519
The May Department Stores Co.
3.950%	07/15/2007	1,720,000	1,705,643
			3,665,250

Retail - Grocery — 0.0%

Albertson’s, Inc.
7.500%	02/15/2011	100,000	104,503

Telephone Utilities — 1.3%

AT&T Corp.
6.000%	03/15/2009	16,000	16,172
Embarq Corp.
7.082%	06/01/2016	4,045,000	4,109,995

12

Qwest Corp.
8.875%	03/15/2012	1,747,000	1,939,170
Rogers Wireless Communications, Inc. (e)
6.375%	03/01/2014	1,700,000	1,702,125
Rogers Wireless Communications, Inc. FRN
8.485%	12/15/2010	1,020,000	1,040,400
SBC Communications, Inc.
6.125%	02/15/2008	1,600,000	1,609,050
Sprint Capital Corp.
6.125%	11/15/2008	7,300,000	7,378,110
Sprint Nextel Corp.
6.000%	12/01/2016	3,820,000	3,713,758
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	50,000	47,074
			21,555,854

Transportation — 1.1%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	2,910,000	3,141,412
CNF, Inc.
8.875%	05/01/2010	2,023,000	2,193,755
CSX Corp.
6.250%	10/15/2008	3,123,000	3,164,267
CSX Corp.
7.250%	05/01/2027	802,000	905,249
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	1,105,000	1,046,214
Norfolk Southern Corp.
6.000%	04/30/2008	2,330,000	2,345,084
Norfolk Southern Corp.
7.250%	02/15/2031	120,000	137,940
Norfolk Southern Corp.
7.350%	05/15/2007	425,000	427,182
TTX Co. (b)
4.500%	12/15/2010	5,260,000	4,976,297
			18,337,400

TOTAL CORPORATE DEBT (Cost $570,205,650)			566,889,262

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	6,185,952	5,884,125
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	2,071,651	2,309,891
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	55,619	55,832
Bank of America Large Loan, Series 2001-FMA, Class A2 (b)
6.490%	12/13/2016	1,537,000	1,596,685

13

Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.540%	08/25/2034	2,327,526	2,287,589
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
4.009%	07/25/2034	5,406,877	5,272,659
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
5.628%	09/25/2033	1,191,901	1,189,287
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN
4.535%	02/25/2034	1,263,773	1,272,107
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	557,933	556,084
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	1,313,573	1,295,750
FedEx Corp., Series 1997-1, Class A
7.500%	01/15/2018	82,355	90,625
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	265,145	263,793
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.536%	08/25/2034	2,218,346	2,280,333
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
4.478%	08/25/2034	3,588,668	3,600,655
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2
6.507%	10/15/2035	319,923	323,254
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	9,908,674	9,424,890
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A VRN
6.439%	07/25/2033	363,130	362,612
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A VRN
6.022%	02/25/2034	470,129	470,363
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1 (b)
6.148%	02/03/2016	1,646,541	1,671,352
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
7.481%	02/25/2034	78,519	79,508
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7 FRN (b)
7.365%	09/20/2010	1,950,000	1,971,937
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2 FRN (b)
7.965%	09/20/2010	1,550,000	1,551,937
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (b)
6.920%	02/03/2014	2,428,000	2,495,799

14

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
5.502%	03/25/2034	1,656,218	1,667,053
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.600%	06/25/2032	943,762	940,149
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	5,593,046	5,451,475
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN
5.000%	10/31/2036	11,300,000	11,153,450
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	1,382,419	1,448,875
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	2,911,335	2,931,246
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	1,362,394	1,374,864
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	12,849,306	12,222,411
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN
4.263%	01/25/2035	9,177,872	8,973,708
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
6.283%	04/25/2044	3,149,891	3,193,837
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.225%	09/25/2034	6,524,156	6,392,626
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.576%	12/25/2034	8,181,291	8,044,769
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN
4.109%	06/25/2035	8,109,992	7,942,340

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $119,694,381)			118,043,870

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Sovereign Debt Obligations
Province of Ontario
4.750%	01/19/2016	7,400,000	7,177,193
United Mexican States
5.625%	01/15/2017	5,735,000	5,660,445

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,850,737)			12,837,638

15

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.4%
Federal Home Loan Mortgage Corporation (FHLMC) — 7.7%
Collateralized Mortgage Obligations — 0.1%
FHLMC Series 1337, Class D
6.000%	08/15/2007	12,692	12,692
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	2,198,328	2,248,255
Total Collateralized Mortgage Obligations			2,260,947

Pass-Through Securities — 7.6%
FHLMC
4.000%	12/15/2009	35,290,000	34,292,969
FHLMC
4.500%	10/01/2018	256,827	246,975
FHLMC
5.000%	10/01/2035	26,983,938	25,948,850
FHLMC
5.500%	12/01/2020 - 06/01/2033	58,495,254	58,161,634
FHLMC
6.000%	06/01/2016 - 02/01/2018	1,000,889	1,013,517
FHLMC
6.500%	05/01/2016 - 07/01/2017	1,786,538	1,824,085
FHLMC
7.000%	07/01/2029 - 10/01/2031	1,292,647	1,338,344
FHLMC
7.500%	06/01/2015 - 01/01/2031	842,463	871,459
FHLMC
8.000%	03/01/2015 - 08/01/2015	925,438	971,894
FHLMC
8.250%	05/01/2017	102,236	107,100
FHLMC
8.500%	11/01/2025	107,058	115,020
FHLMC
9.000%	03/01/2017	12,731	13,262
Total Pass-Through Securities			124,905,109
			127,166,056

Federal National Mortgage Association (FNMA) — 33.4%
Collateralized Mortgage Obligations — 0.1%
FNMA Series 1989-20, Class A
6.750%	04/25/2018	1,742,295	1,779,374

Pass-Through Securities — 33.3%
FNMA
3.875%	02/15/2010	35,000,000	33,850,523
FNMA
4.500%	09/01/2018 - 04/01/2021	14,976,133	14,377,213
FNMA
5.000%	03/01/2018 - 09/01/2035	42,696,203	41,023,675
FNMA
5.500%	11/01/2016 - 05/01/2036	132,172,145	130,502,247
FNMA
6.000%	05/01/2011	31,389	31,751
FNMA
6.420%	11/01/2008	652,969	657,510

16

FNMA
6.500%	05/01/2017	791,881	808,925
FNMA
7.000%	12/01/2029 - 07/01/2032	308,226	318,281
FNMA
7.500%	09/01/2029 - 10/01/2031	351,382	363,404
FNMA
8.000%	07/01/2020 - 09/01/2031	957,975	1,004,179
FNMA
8.500%	08/01/2026	229,634	245,909
FNMA TBA (f)
4.500%	02/01/2037	100,500,000	93,598,474
FNMA TBA (f)
5.000%	02/01/2037	25,150,000	24,140,072
FNMA TBA (f)
5.500%	02/01/2037	79,788,000	78,491,445
FNMA TBA (f)
6.500%	02/01/2037	126,875,000	129,016,016
Total Pass-Through Securities			548,429,624
			550,208,998

Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA
6.000%	06/15/2011	27,602	28,066
GNMA
7.000%	08/15/2023 - 08/15/2032	1,869,492	1,936,877
GNMA
7.250%	07/20/2021 - 07/20/2022	884,353	918,633
GNMA
7.500%	06/15/2011 - 09/15/2023	555,107	576,301
GNMA
8.000%	07/15/2007 - 11/15/2030	371,291	384,847
GNMA
8.500%	08/15/2030	5,288	5,646
GNMA
9.000%	04/15/2009 - 10/15/2009	3,442	3,538
Total Pass-Through Securities			3,853,908

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	1,986,317	1,905,601

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $687,543,969)			683,134,563

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds — 8.6%
U.S. Treasury Bond (e)
6.125%	11/15/2027	12,947,000	14,802,062
U.S. Treasury Bond (e) (g)
6.125%	08/15/2029	81,329,000	93,668,138

17

U.S. Treasury Bond (e)
6.875%	08/15/2025	4,920,000	6,009,319
U.S. Treasury Bond
7.125%	02/15/2023	3,520,000	4,327,950
U.S. Treasury Bond (e)
8.875%	08/15/2017	17,641,000	23,385,351
			142,192,820

U.S. Treasury Notes — 2.8%
U.S. Treasury Inflation Index
2.500%	07/15/2016	16,878,802	17,040,627
U.S. Treasury Inflation Index
3.875%	01/15/2009	20,582,065	21,142,348
U.S. Treasury Note
4.000%	02/15/2015	2,125,000	2,009,121
U.S. Treasury Note
4.375%	08/15/2012	860,000	843,069
U.S. Treasury Note (e)
4.875%	08/15/2016	4,575,000	4,588,582
			45,623,747

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $187,026,864)			187,816,567

TOTAL BONDS & NOTES
(Cost $1,605,171,124)			1,596,204,097

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	26,000,000	331,823

TOTAL OPTIONS
(Cost $348,400)		331,823

TOTAL LONG TERM INVESTMENTS
(Cost $1,605,519,524)		1,596,624,729

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 30.8%
Cash Equivalents — 9.2% (i)
American Beacon Funds Money Market Fund (h)
		6,151,124	6,151,124
Bank of America
5.270%	03/09/2007	3,025,590	3,025,590
Bank of America
5.310%	03/08/2007	3,025,590	3,025,590
Bank of America
5.320%	02/16/2007	907,677	907,677
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	6,051,180	6,051,180
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	3,933,267	3,933,267
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	3,025,590	3,025,590

18

Barclays Eurodollar Time Deposit
5.310%	04/09/2007	1,512,795	1,512,795
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	2,723,031	2,723,031
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	907,677	907,677
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	907,677	907,677
BGI Institutional Money Market Fund (h)
		2,812,423	2,812,423
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	9,076,770	9,076,770
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	4,538,385	4,538,385
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	1,512,795	1,512,795
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	1,512,795	1,512,795
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	5,567,085	5,567,085
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	4,538,385	4,538,385
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	1,512,795	1,512,795
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	3,630,708	3,630,708
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	6,051,180	6,051,180
Dreyfus Cash Management Plus Money Market Fund (h)
		1,331,260	1,331,260
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	482,192	482,192
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	4,538,385	4,538,385
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	4,538,385	4,538,385
Freddie Mac Agency Discount Note
5.161%	02/09/2007	789,535	789,535
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	1,815,354	1,815,354
Goldman Sachs Financial Square Prime Obligations Money Market Fund (h)
		1,356,570	1,356,570
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	2,420,472	2,420,472
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	4,538,385	4,538,385
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	1,815,354	1,815,354
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	2,723,031	2,723,031
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	4,840,944	4,840,944

19

Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	5,446,062	5,446,062
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	2,723,031	2,723,031
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	2,723,031	2,723,031
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	2,420,472	2,420,472
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	3,025,590	3,025,590
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	4,477,873	4,477,873
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	1,512,795	1,512,795
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	2,117,913	2,117,913
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	4,538,385	4,538,385
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	3,025,590	3,025,590
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	1,210,236	1,210,236
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	4,538,385	4,538,385
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	7,393,778	7,393,778
UBS AG Eurodollar Term
5.280%	03/23/2007	3,025,590	3,025,590
			152,293,117

Commercial Paper — 21.6%
AT&T Corp.
5.220%	03/07/2007	14,565,000	14,493,195
Bankamerica Corp.
5.260%	03/19/2007	7,000,000	6,952,952
Beethoven Funding Corp.
5.280%	02/21/2007	12,000,000	11,964,800
Beethoven Funding Corp.
5.300%	02/23/2007	4,613,000	4,598,059
Bryant Park Funding LLC
5.280%	02/20/2007	16,873,000	16,825,981
Burlington Northern Santa Fe Corp.
5.330%	02/14/2007	10,474,000	10,453,840
Cadbury Schweppes Finance PLC
5.320%	02/05/2007	10,000,000	9,994,089
Cadbury Schweppes Finance PLC
5.350%	02/07/2007	12,090,000	12,079,220
CVS Corp.
5.310%	03/28/2007	9,708,000	9,629,244
DaimlerChrysler NA
5.340%	02/26/2007	6,458,000	6,434,052
DaimlerChrysler NA
5.340%	03/06/2007	10,000,000	9,951,050

20

DaimlerChrysler NA
5.350%	02/01/2007	4,157,000	4,157,000
Devon Energy Corp.
5.310%	02/13/2007	16,220,000	16,191,291
Dominion Resources
5.310%	02/01/2007	9,587,000	9,587,000
Dow Jones & Co., Inc.
5.310%	03/29/2007	8,000,000	7,933,920
Duke Energy Carolinas
5.280%	03/15/2007	10,000,000	9,938,400
Falcon Asset Co. LLC
5.240%	02/12/2007	3,862,000	3,855,817
Fortune Brands, Inc.
5.310%	03/14/2007	6,215,000	6,177,415
Fortune Brands, Inc.
5.320%	02/15/2007	14,643,000	14,612,705
General Mills, Inc.
5.320%	02/23/2007	1,710,000	1,704,441
Hanson Finance PLC
5.300%	04/19/2007	5,797,000	5,731,285
Harley-Davidson Funding Corp.
5.220%	02/22/2007	9,348,000	9,319,535
ITT Industries, Inc.
5.300%	03/14/2007	5,712,000	5,677,522
ITT Industries, Inc.
5.300%	03/30/2007	8,999,000	8,923,483
John Deere Capital Corp.
5.300%	02/02/2007	10,000,000	9,998,528
Kellogg Co.
5.300%	02/16/2007	10,000,000	9,977,916
Lincoln National Corp.
5.280%	03/08/2007	12,421,000	12,357,239
New Center Asset Trust
5.260%	03/02/2007	6,118,000	6,092,077
Procter & Gamble
5.280%	02/09/2007	8,000,000	7,990,613
Public Service Co. of Colorado
5.300%	03/01/2007	11,000,000	10,954,655
Rockwell Automotive Inc.
5.300%	02/01/2007	6,000,000	6,000,000
South Carolina Electric & Gas
5.280%	03/09/2007	7,383,000	7,344,018
Sysco Corp.
5.220%	02/27/2007	10,000,000	9,962,300
Textron Financial
5.280%	02/12/2007	6,163,000	6,153,057
Textron Financial
5.290%	03/05/2007	7,000,000	6,967,084
The Walt Disney Co.
5.240%	02/28/2007	10,099,000	10,059,311
Time Warner, Inc.
5.340%	03/12/2007	5,719,000	5,685,916
Verizon Communications, Inc.
5.310%	02/06/2007	11,737,000	11,728,344
Verizon Communications, Inc.
5.310%	02/08/2007	7,785,000	7,776,962

21

Wellpoint Inc.
5.300%	03/21/2007	9,503,000	9,435,845
			355,670,161

TOTAL SHORT-TERM INVESTMENTS
(Cost $507,963,278)			507,963,278

TOTAL INVESTMENTS — 127.5%
(Cost $2,113,482,802) (j)			$2,104,588,007

Other Assets/(Liabilities) — (27.5%)			(454,024,603)

NET ASSETS — 100.0%			$1,650,563,404

Notes to Portfolio of Investments
FRN - Floating Rate Note
REIT - Real Estate Investment Trust
TBA - To be announced
VRN - Variable Rate Note

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $74,233,928 or 4.5% of net assets.

(c)	Security is currently in default.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Denotes all or a portion of security on loan. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Premier Diversified Bond Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	1,709

Telephone Utilities — 0.0%
Manitoba Telecom Services, Inc.	1,909	74,791

TOTAL COMMON STOCK
(Cost $138,242)		76,500

TOTAL EQUITIES
(Cost $138,242)		76,500

		Principal
		Amount	Market Value
BONDS & NOTES — 96.7%
ASSET BACKED SECURITIES — 0.6%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	655,668	623,672
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	605,006	643,575
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
6.700%	10/25/2028	2,249	2,245
Travelers Funding Ltd., Series 1A, Class A1 (a)
6.300%	02/18/2014	1,303,290	1,305,897
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	29,263	29,203

TOTAL ASSET BACKED SECURITIES (Cost $2,258,843)			2,604,592

CORPORATE DEBT — 37.3%
Aerospace & Defense — 0.2%

Bombardier, Inc. (a)
6.300%	05/01/2014	500,000	473,125
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	101,740
Transdigm, Inc. (a)
7.750%	07/15/2014	325,000	328,250
			903,115
Apparel, Textiles & Shoes — 0.2%

Kellwood Co.
7.625%	10/15/2017	65,000	59,120

1

Kellwood Co.
7.875%	07/15/2009	200,000	202,248
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	825,000	826,309
			1,087,677

Automotive & Parts — 1.7%

Affinia Group, Inc.
9.000%	11/30/2014	225,000	222,187
American Tire Distributer FRN (a)
11.610%	04/01/2012	400,000	389,000
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	100,000	97,929
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	3,000,000	2,996,577
General Motors Acceptance Corp.
6.750%	12/01/2014	750,000	760,958
General Motors Corp. (b)
8.250%	07/15/2023	675,000	639,562
General Motors Corp. (b)
8.375%	07/15/2033	165,000	155,306
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	800,000	862,000
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	650,000	674,375
Titan International, Inc. (a)
8.000%	01/15/2012	150,000	150,750
United Components, Inc.
9.375%	06/15/2013	665,000	688,275
			7,636,919

Banking, Savings & Loans — 2.8%

Ametek, Inc.
7.200%	07/15/2008	760,000	773,569
Aramark Corp. (a)
8.500%	02/01/2015	225,000	230,344
Aramark Corp. FRN (a)
8.860%	02/01/2015	225,000	229,500
Bank of America Corp.
4.250%	10/01/2010	225,000	217,034
Capital One Bank
5.000%	06/15/2009	680,000	674,818
CIT Group, Inc.
3.650%	11/23/2007	850,000	838,769
CIT Group, Inc.
3.875%	11/03/2008	275,000	268,179
CIT Group, Inc.
7.375%	04/02/2007	75,000	75,231
Ford Motor Credit Co.
8.000%	12/15/2016	325,000	319,107
Goldman Sachs Group, Inc.
5.625%	01/15/2017	500,000	493,569

2

Kern River Funding Corp. (a)
4.893%	04/30/2018	147,000	141,924
Kinder Morgan Finance
5.700%	01/05/2016	200,000	186,418
MBNA Corp.
4.625%	09/15/2008	430,000	424,396
Morgan Stanley
5.450%	01/09/2017	450,000	440,383
Residential Capital Corp.
6.125%	11/21/2008	1,090,000	1,093,618
Simon Debartolo Group LP
7.125%	09/20/2007	500,000	505,191
SLM Corp.
5.625%	08/01/2033	160,000	151,178
SLM Corp., Series A
4.000%	01/15/2009	1,000,000	975,458
Wachovia Corp.
5.300%	10/15/2011	1,245,000	1,245,575
Washington Mutual Bank
4.500%	08/25/2008	500,000	492,850
Washington Mutual Bank
5.650%	08/15/2014	1,225,000	1,221,267
Wells Fargo & Co.
4.125%	03/10/2008	750,000	739,558
Wells Fargo & Co.
4.875%	01/12/2011	235,000	231,770
Xstrata Finance Canada (a)
5.800%	11/15/2016	325,000	322,958
			12,292,664

Beverages — 0.2%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	65,000	62,114
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	450,000	464,056
Miller Brewing Co. (a)
4.250%	08/15/2008	275,000	269,891
			796,061

Broadcasting, Publishing & Printing — 3.9%

American Media Operations, Inc. (b)
8.875%	01/15/2011	110,000	100,100
American Media Operations, Inc.
10.250%	05/01/2009	440,000	422,400
Belo Corp.
6.750%	05/30/2013	1,100,000	1,129,576
Belo Corp.
8.000%	11/01/2008	750,000	777,574
British Sky Broadcasting PLC
6.875%	02/23/2009	750,000	769,282
Cablevision Systems Corp., Series B
8.000%	04/15/2012	675,000	680,906

3

CCH I LLC
11.125%	01/15/2014	1,450,000	1,352,125
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,100,000	1,062,570
Comcast Cable Communications, Inc.
6.200%	11/15/2008	850,000	862,387
Comcast Corp.
7.050%	03/15/2033	500,000	541,266
Cox Communications, Inc.
4.625%	01/15/2010	2,930,000	2,863,653
Cox Communications, Inc.
6.750%	03/15/2011	145,000	151,091
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	460,000	451,693
Cox Enterprises, Inc. (a)
8.000%	02/15/2007	1,815,000	1,815,893
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,400,000	1,370,667
Knight-Ridder, Inc.
7.125%	06/01/2011	170,000	178,550
Shaw Communications, Inc.
8.250%	04/11/2010	225,000	239,062
The Thomson Corp.
5.750%	02/01/2008	1,130,000	1,132,040
The Thomson Corp.
6.200%	01/05/2012	70,000	71,876
Time Warner Inc.
5.875%	11/15/2016	260,000	259,418
Time Warner, Inc.
6.150%	05/01/2007	500,000	500,645
USA Interactive
7.000%	01/15/2013	250,000	259,042
Vertis, Inc., Series B (b)
10.875%	06/15/2009	225,000	228,375
			17,220,191

Building Materials & Construction — 0.1%

Chemed Corp.
8.750%	02/24/2011	525,000	540,094

Chemicals — 1.5%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,550,000	1,548,653
Consolidated Container Co. LLC
10.750%	06/15/2009	900,000	911,250
Cytec Industries, Inc.
5.500%	10/01/2010	415,000	410,916
Geo Sub Corp.
11.000%	05/15/2012	600,000	577,500
Graham Packaging Co. (b)
9.875%	10/15/2014	950,000	978,500
Lubrizol Corp.

4

5.875%	12/01/2008	315,000	316,092
PQ Corp.
7.500%	02/15/2013	450,000	447,750
Praxair, Inc.
6.500%	03/01/2008	550,000	555,940
Vale Overseas Ltd.
6.250%	01/23/2017	515,000	515,968
Vale Overseas Ltd.
6.875%	11/21/2036	470,000	478,348
			6,740,917

Commercial Services — 1.6%

Cadmus Communications Corp.
8.375%	06/15/2014	700,000	707,875
Cenveo Corp.
7.875%	12/01/2013	700,000	677,250
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	636,964
Ecolab, Inc.
6.875%	02/01/2011	135,000	141,223
Equifax, Inc.
4.950%	11/01/2007	625,000	620,977
Insurance Auto Auctions, Inc.
11.000%	04/01/2013	550,000	621,500
Iron Mountain, Inc. (b)
8.750%	07/15/2018	685,000	726,100
Rent-A-Center, Inc.
7.500%	05/01/2010	150,000	151,500
Rental Service Corp. (a)
9.500%	12/01/2014	450,000	470,250
Republic Services, Inc.
6.750%	08/15/2011	485,000	505,649
Service Corp. International
7.000%	06/15/2017	350,000	346,500
United Rentals North America, Inc.
7.750%	11/15/2013	400,000	403,000
Waste Services, Inc.
9.500%	04/15/2014	600,000	624,000
Williams Scotsman, Inc.
8.500%	10/01/2015	350,000	364,000
			6,996,788

Communications — 0.4%

Echostar DBS Corp.
7.125%	02/01/2016	550,000	552,062
Hawaiian Telcom Communications (b)
12.500%	05/01/2015	500,000	543,750
Intelsat Subsidiary Holding Co. Ltd. FRN
10.252%	01/15/2012	610,000	616,100
L-3 Communications Corp.
6.375%	10/15/2015	275,000	266,406
			1,978,318

5

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	290,000	289,997

Data Processing & Preparation — 0.0%

Certegy, Inc.
4.750%	09/15/2008	50,000	48,316

Electric Utilities — 3.9%

AES Corp. (a)
8.750%	05/15/2013	175,000	186,594
AES Corp. (a)
9.000%	05/15/2015	55,000	58,850
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	325,000	354,250
Appalachian Power Co., Series G
3.600%	05/15/2008	375,000	366,305
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	551,247
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	750,000	751,777
Consumers Energy Co.
4.400%	08/15/2009	600,000	583,800
Dominion Resources, Inc.
4.125%	02/15/2008	385,000	379,627
Duke Energy Field Services Corp.
7.875%	08/16/2010	255,000	272,773
Edison Mission Energy Corp. (b)
7.750%	06/15/2016	400,000	423,000
Elwood Energy LLC
8.159%	07/05/2026	534,922	564,293
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	400,440
Exelon Corp.
4.900%	06/15/2015	700,000	658,055
FPL Group Capital, Inc. VRN
6.350%	10/01/2066	1,750,000	1,766,905
Homer City Funding LLC
8.734%	10/01/2026	586,500	673,742
Indianapolis Power & Light (a)
6.300%	07/01/2013	175,000	178,546
Ipalco Enterprises, Inc.
8.375%	11/14/2008	300,000	309,750
Kansas Gas & Electric Co.
5.647%	03/29/2021	355,000	343,576
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	640,000	624,536
MidAmerican Funding LLC
6.750%	03/01/2011	725,000	757,594

6

Monongahela Power Co.
6.700%	06/15/2014	275,000	290,407
Nevada Power Co., Series L
5.875%	01/15/2015	200,000	199,003
Nevada Power Co., Series M
5.950%	03/15/2016	350,000	349,633
Niagara Mohawk Power Corp., Series G
7.750%	10/01/2008	150,000	155,065
NRG Energy, Inc.
7.375%	02/01/2016	450,000	450,562
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	1,385,000	1,400,036
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	62,000	63,472
Tampa Electric Co.
5.375%	08/15/2007	565,000	564,398
Tenaska Alabama Partners LP (a)
7.000%	06/30/2021	456,560	439,439
Tenaska Oklahoma (a)
6.528%	12/30/2014	305,727	298,273
TransAlta Corp.
5.750%	12/15/2013	1,500,000	1,497,861
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	150,000	149,782
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	290,000	310,145
TXU Energy Co.
7.000%	03/15/2013	190,000	198,854
Virginia Electric and Power Co.
5.375%	02/01/2007	330,000	330,000
Wisconsin Electric Power
3.500%	12/01/2007	560,000	551,177
			17,453,767

Electrical Equipment & Electronics — 0.6%

Anixter, Inc.
5.950%	03/01/2015	655,000	619,794
Baldor Electric Co.
8.625%	02/15/2017	125,000	129,062
GrafTech International Ltd.
1.625%	01/15/2024	200,000	165,000
Thomas & Betts Corp., Series B
6.390%	02/10/2009	1,500,000	1,519,759
			2,433,615

Energy — 3.0%

Atlas Pipeline Partners LP
8.125%	12/15/2015	175,000	180,250
Australian Gas Light Co. Ltd (a)
6.400%	04/15/2008	520,000	523,655
Basic Energy Services

7

7.125%	04/15/2016	400,000	388,000
Brigham Exploration Co.
9.625%	05/01/2014	600,000	595,500
Chaparral Energy, Inc. (a)
8.875%	02/01/2017	725,000	723,187
Chesapeake Energy Corp.
6.500%	08/15/2017	250,000	238,750
Chesapeake Energy Corp.
6.875%	01/15/2016	250,000	247,500
Clayton William Energy
7.750%	08/01/2013	275,000	255,750
Colonial Pipeline Co. (a)
7.630%	04/15/2032	65,000	79,894
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	275,000	282,919
Dynegy Holdings, Inc.
8.375%	05/01/2016	400,000	423,000
El Paso Corp.
7.875%	06/15/2012	450,000	475,875
Enbridge Energy Partners LP
4.000%	01/15/2009	650,000	629,288
ENSCO International, Inc.
6.750%	11/15/2007	235,000	237,334
Enterprise Products Operating LP
7.500%	02/01/2011	110,000	117,096
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	280,000	276,822
Exco Resources, Inc.
7.250%	01/15/2011	195,000	197,925
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	250,000	237,991
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	150,000	149,824
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	120,000	120,356
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	1,500,000	1,518,657
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	95,000	95,123
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	250,054	240,332
North American Energy Partners, Inc.
8.750%	12/01/2011	375,000	375,000
OAO Gazprom (a)
9.625%	03/01/2013	300,000	352,500
Petrohawk Energy Corp.
9.125%	07/15/2013	725,000	750,375
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	175,000	174,268
Plains All American Pipeline Co.
4.750%	08/15/2009	550,000	537,171
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	331,182

8

The Premcor Refining Group, Inc.
6.750%	05/01/2014	420,000	432,174
Quicksilver Resources, Inc.
7.125%	04/01/2016	400,000	389,000
Southwest Gas Corp.
8.375%	02/15/2011	350,000	379,015
Tennessee Gas Pipeline
7.000%	03/15/2027	450,000	469,583
Williams Cos., Inc. Series A
7.500%	01/15/2031	150,000	156,000
Williams Partners LP (a)
7.250%	02/01/2017	125,000	128,437
XTO Energy, Inc.
4.900%	02/01/2014	375,000	355,623
XTO Energy, Inc.
6.250%	04/15/2013	125,000	128,441
			13,193,797

Entertainment & Leisure — 0.6%

AMC Entertainment, Inc. (b)
11.000%	02/01/2016	625,000	706,250
Diamond Jo LLC
8.750%	04/15/2012	400,000	396,000
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	250,000	245,747
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	600,000	593,250
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	300,000	300,375
Tunica-Biloxi Gaming Authority (a)
9.000%	11/15/2015	525,000	546,000
			2,787,622

Financial Services — 6.6%

Alamosa Delaware, Inc.
8.500%	01/31/2012	1,000,000	1,060,223
ALH Finance LLC/ALH Finance Corp. (b)
8.500%	01/15/2013	400,000	401,000
American Honda Finance Corp. (a)
3.850%	11/06/2008	200,000	195,031
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	800,000	798,253
Berkshire Hathaway Finance Corp.
4.850%	01/15/2015	250,000	241,231
Boeing Capital Corp.
5.800%	01/15/2013	150,000	153,243
Brandywine Operating Partnership LP
5.625%	12/15/2010	530,000	530,959
Caterpillar Financial Services Corp.
3.000%	02/15/2007	2,000,000	1,998,598
Citigroup, Inc.
5.850%	12/11/2034	475,000	475,608

9

Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,000,000	973,449
ERAC USA Finance Co. (a)
6.700%	06/01/2034	250,000	263,717
ERAC USA Finance Co. (a)
6.800%	02/15/2008	100,000	100,711
ERAC USA Finance Co. (a)
7.950%	12/15/2009	455,000	482,862
Ford Motor Credit Co.
7.375%	02/01/2011	250,000	246,916
Foster’s Finance Corp. (a)
6.875%	06/15/2011	430,000	448,890
Franklin Resources, Inc.
3.700%	04/15/2008	1,675,000	1,638,227
General Electric Capital Corp.
4.250%	12/01/2010	270,000	260,138
General Electric Capital Corp.
5.375%	10/20/2016	1,200,000	1,191,895
General Motors Acceptance Corp.
8.000%	11/01/2031	750,000	844,207
Glencore Funding LLC (a)
6.000%	04/15/2014	600,000	581,029
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	1,175,000	1,146,341
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	440,000	443,711
Household Finance Corp.
4.125%	12/15/2008	375,000	367,430
Household Finance Corp.
6.375%	10/15/2011	180,000	187,320
Idearc, Inc. (a)
8.000%	11/15/2016	520,000	528,450
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	350,000	361,375
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	65,000	66,137
iStar Financial, Inc. REIT
7.000%	03/15/2008	575,000	582,894
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	85,000	83,901
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	170,000	167,359
Jefferies Group, Inc.
7.500%	08/15/2007	160,000	161,080
Kimco Realty Corp., Series B
7.860%	11/01/2007	130,000	131,885
Lazard Group LLC
7.125%	05/15/2015	505,000	526,859
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	320,000	305,600
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	700,000	721,000
Merrill Lynch & Co., Inc.
4.125%	01/15/2009	775,000	758,303

10

Molson Coors Capital Finance ULC
4.850%	09/22/2010	500,000	488,280
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	125,000	125,072
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	335,000	346,260
Prologis
5.250%	11/15/2010	1,095,000	1,085,684
Senior Housing Properties Trust REIT
8.625%	01/15/2012	50,000	54,250
Shell International Finance
5.625%	06/27/2011	3,000,000	3,048,396
Simon Property Group LP REIT
4.875%	03/18/2010	575,000	566,246
Sprint Capital Corp.
6.900%	05/01/2019	240,000	245,867
Telecom Italia Capital SA
6.000%	09/30/2034	500,000	444,441
United Dominion Realty Trust, Inc. REIT
4.300%	07/01/2007	750,000	746,251
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	550,000	539,559
Verizon Global Funding Corp.
4.375%	06/01/2013	900,000	845,383
Verizon Global Funding Corp.
6.125%	06/15/2007	500,000	501,276
Weingarten Realty Investors REIT, Series A
4.857%	01/15/2014	720,000	686,221
			29,149,018

Food Retailers — 0.1%

The Kroger Co.
7.650%	04/15/2007	250,000	250,980

Foods — 0.8%

Campbell Soup Co.
5.500%	03/15/2007	1,125,000	1,125,130
Dean Foods Co.
6.900%	10/15/2017	100,000	99,000
General Mills Inc.
5.700%	02/15/2017	1,500,000	1,495,362
Land O’ Lakes, Inc.
8.750%	11/15/2011	150,000	156,562
Pinnacle Foods Holding Corp.
8.250%	12/01/2013	100,000	102,250
Sara Lee Corp.
3.875%	06/15/2013	240,000	212,707
Wornick Co. (b)
10.875%	07/15/2011	200,000	180,500
			3,371,511

11

Forest Products & Paper — 1.3%

International Paper Co.
3.800%	04/01/2008	1,900,000	1,860,267
Newark Group, Inc.
9.750%	03/15/2014	395,000	406,356
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	975,000	994,500
Pliant Corp. (b)
11.125%	09/01/2009	450,000	447,750
Pregis Corp. (a) (b)
12.375%	10/15/2013	400,000	440,000
Rock-Tenn Co.
8.200%	08/15/2011	1,360,000	1,439,900
			5,588,773

Healthcare — 0.3%

HCA, Inc. (a)
9.250%	11/15/2016	1,100,000	1,168,750
Universal Health Services, Inc.
6.750%	11/15/2011	165,000	168,683
			1,337,433

Heavy Construction — 0.4%

Interline Brands, Inc.
8.125%	06/15/2014	475,000	485,687
K. Hovnanian Enterprises, Inc.
6.500%	01/15/2014	750,000	720,000
Lennar Corp., Series B
6.500%	04/15/2016	450,000	456,971
			1,662,658

Heavy Machinery — 1.0%

Briggs & Stratton Corp.
7.250%	09/15/2007	325,000	327,638
Briggs & Stratton Corp.
8.875%	03/15/2011	555,000	597,087
Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	160,000	156,800
Idex Corp.
6.875%	02/15/2008	935,000	937,524
Pentair, Inc.
7.850%	10/15/2009	570,000	598,873
Stewart & Stevenson LLC (a)
10.000%	07/15/2014	600,000	624,000
Timken Co.
5.750%	02/15/2010	580,000	572,241
Toro Co.
7.800%	06/15/2027	190,000	200,380

12

York International Corp.
6.700%	06/01/2008	365,000	368,991
			4,383,534

Home Construction, Furnishings & Appliances — 0.5%

D.R. Horton, Inc.
4.875%	01/15/2010	220,000	215,354
Johnson Controls, Inc.
6.300%	02/01/2008	575,000	576,200
Maytag Corp.
8.630%	11/15/2007	700,000	708,355
Miller (Herman), Inc.
7.125%	03/15/2011	525,000	542,530
Newell Rubbermaid, Inc.
4.000%	05/01/2010	290,000	277,404
			2,319,843

Industrial - Diversified — 0.5%

American Standard, Inc.
7.375%	02/01/2008	852,000	863,661
American Standard, Inc.
7.625%	02/15/2010	100,000	105,065
Leucadia National Corp.
7.000%	08/15/2013	385,000	385,963
Leucadia National Corp.
7.750%	08/15/2013	300,000	315,000
Tyco International Group SA
6.000%	11/15/2013	500,000	522,099
			2,191,788

Lodging — 0.7%

Harrahs Operating Co., Inc.
6.500%	06/01/2016	425,000	386,982
Hilton Hotels Corp.
7.200%	12/15/2009	85,000	87,287
Hilton Hotels Corp.
7.625%	05/15/2008	130,000	132,347
Hilton Hotels Corp.
7.950%	04/15/2007	160,000	160,565
Marriot International
6.200%	06/15/2016	1,225,000	1,236,133
MGM Mirage
6.750%	09/01/2012	230,000	228,275
MGM Mirage
6.750%	04/01/2013	395,000	387,594
Station Casinos, Inc.
6.625%	03/15/2018	525,000	458,063
			3,077,246

13

Medical Supplies — 0.4%

Bausch & Lomb, Inc.
6.950%	11/15/2007	135,000	135,066
Millipore Corp.
7.500%	04/01/2007	500,000	501,101
Thermo Electron Corp.
7.625%	10/30/2008	1,110,000	1,143,952
			1,780,119

Metals & Mining — 0.3%

Codelco, Inc (a)
6.150%	10/24/2036	465,000	472,942
Massey Energy Co.
6.875%	12/15/2013	225,000	208,125
Reliance Steel & Aluminum (a)
6.200%	11/15/2016	435,000	433,382
Trimas Corp.
9.875%	06/15/2012	360,000	360,900
Tube City IMS Corp. (a)
9.750%	02/01/2015	70,000	71,750
			1,547,099

Real Estate — 0.2%

EOP Operating LP
6.750%	02/15/2008	545,000	553,245
First Industrial LP
7.600%	05/15/2007	175,000	175,995
			729,240

Restaurants — 0.3%

Aramark Services, Inc.
6.375%	02/15/2008	105,000	105,569
Dave & Buster’s, Inc.
11.250%	03/15/2014	725,000	744,938
Sbarro, Inc. (a) (b)
10.375%	02/01/2015	480,000	489,600
			1,340,107

Retail — 0.3%

Fred Meyer, Inc.
7.450%	03/01/2008	750,000	763,874
J.C. Penney Co., Inc.
7.950%	04/01/2017	140,000	157,455
The May Department Stores Co.
3.950%	07/15/2007	260,000	257,830
Neiman-Marcus Group, Inc. (b)
10.375%	10/15/2015	325,000	363,188
			1,542,347

14

Retail - Grocery — 0.1%

Albertson’s, Inc.
7.500%	02/15/2011	250,000	261,259

Telephone Utilities — 1.4%

Cincinnati Bell, Inc.
8.375%	01/15/2014	350,000	358,750
Embarq Corp.
7.082%	06/01/2016	1,080,000	1,097,353
Intelsat Bermuda Ltd. FRN (a)
8.872%	01/15/2015	200,000	203,500
Nextel Communications
7.375%	08/01/2015	300,000	307,457
NTL Cable PLC
9.125%	08/15/2016	475,000	502,313
Qwest Communications International, Inc.
7.250%	02/15/2011	150,000	153,938
Qwest Corp.
8.875%	03/15/2012	70,000	77,700
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	35,000	37,625
SBC Communications, Inc.
6.125%	02/15/2008	372,000	374,104
SBC Communications, Inc.
6.150%	09/15/2034	750,000	736,746
Sprint Capital Corp.
6.125%	11/15/2008	1,440,000	1,455,408
Sprint Nextel Corp.
6.000%	12/01/2016	525,000	510,399
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	610,000	574,302
			6,389,595

Transportation — 1.3%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	528,966
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	750,000	753,230
CNF, Inc.
8.875%	05/01/2010	85,000	92,175
CSX Corp.
6.250%	10/15/2008	250,000	253,304
CSX Corp.
7.450%	05/01/2007	634,000	636,832
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	377,428
Quality Distribution LLC/QD Capital Corp.
9.000%	11/15/2010	135,000	131,625
Quality Distribution LLC/QD Capital Corp. FRN
9.860%	01/15/2012	270,000	272,700
Stanadyne Corp.
10.000%	08/15/2014	450,000	465,750

15

TTX Co. (a)
4.500%	12/15/2010	1,000,000	946,064
Union Pacific Corp.
7.375%	09/15/2009	750,000	787,552
Union Pacific Corp., Series E
6.790%	11/09/2007	500,000	504,056
			5,749,682

TOTAL CORPORATE DEBT (Cost $165,063,736)			165,072,090

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	677,744	644,675
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.540%	08/25/2034	376,307	369,850
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
4.009%	07/25/2034	1,203,360	1,173,488
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
5.628%	09/25/2033	156,730	156,387
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN
4.535%	02/25/2034	160,056	161,111
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	70,924	70,689
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	152,478	150,410
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	177,574	176,668
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.536%	08/25/2034	327,807	336,966
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
4.478%	08/25/2034	564,883	566,770
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6
3.786%	11/21/2034	2,975,000	2,865,516
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	1,064,991	1,012,993
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A VRN
6.439%	07/25/2033	69,083	68,985

16

Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A VRN
6.022%	02/25/2034	56,589	56,617
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN
4.577%	02/25/2034	848,758	837,111
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
7.481%	02/25/2034	8,850	8,962
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7 FRN (a)
7.365%	09/20/2010	515,000	520,794
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2 FRN (a)
7.965%	09/20/2010	430,000	430,538
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
5.502%	03/25/2034	188,378	189,610
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.600%	06/25/2032	118,742	118,288
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	219,680	214,119
Structured Asset Securities Corp., Series 2003-7H, Class A1II
6.500%	03/25/2033	664,210	667,809
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN
5.000%	10/31/2036	3,150,000	3,109,148
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	50,030	52,435
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	365,414	367,914
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	211,042	212,974
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	941,111	895,196
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN
4.263%	01/25/2035	1,582,392	1,547,191
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
6.283%	04/25/2044	410,487	416,214
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.225%	09/25/2034	983,541	963,712
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.576%	12/25/2034	1,311,104	1,289,226
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN
4.109%	06/25/2035	1,442,643	1,412,820

17

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,318,868)			21,065,186

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Sovereign Debt Obligations
Province of Ontario
4.750%	01/19/2016	1,525,000	1,479,084
United Mexican States
5.625%	01/15/2017	1,255,000	1,238,685
United Mexican States
8.375%	01/14/2011	100,000	109,850

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,826,642)			2,827,619

U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 5.4%
Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	121,267	124,021

Pass-Through Securities — 5.4%
FHLMC
4.000%	12/15/2009	7,500,000	7,288,106
FHLMC
5.000%	11/01/2018 - 01/01/2020	2,138,793	2,092,796
FHLMC
5.500%	06/01/2017 - 11/01/2031	14,391,475	14,320,236
FHLMC
6.000%	04/01/2017 - 02/01/2018	52,440	53,102
FHLMC
7.000%	09/01/2031	13,115	13,578
FHLMC
7.500%	09/01/2024 - 02/01/2030	81,388	84,456
Total Pass-Through Securities			23,852,274
			23,976,295

Federal National Mortgage Association (FNMA) — 37.5%
Pass-Through Securities
FNMA
3.875%	02/15/2010	7,300,000	7,060,252
FNMA
4.500%	09/01/2018 - 03/01/2021	9,145,606	8,777,178
FNMA
5.000%	03/01/2018 - 09/01/2035	10,721,188	10,340,093
FNMA
5.500%	03/01/2017 - 05/01/2036	39,073,205	38,558,041
FNMA
6.420%	11/01/2008	28,594	28,793

18

FNMA
6.500%	07/01/2016 - 01/01/2037	6,524,703	6,637,207
FNMA
7.500%	04/01/2031 - 06/01/2031	58,151	60,127
FNMA TBA (c)
4.500%	02/01/2037	27,450,000	25,564,956
FNMA TBA (c)
5.000%	02/01/2037	24,500,000	23,516,173
FNMA TBA (c)
5.500%	02/01/2037	15,887,000	15,628,836
FNMA TBA (c)
6.500%	02/01/2037	29,100,000	29,591,063
Total Pass-Through Securities			165,762,719

Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA
7.000%	10/15/2027 - 08/15/2032	179,342	186,194
GNMA
8.000%	08/15/2026 - 03/15/2027	31,497	33,169
Total Pass-Through Securities			219,363

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	91,747	88,019

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $191,288,336)			190,046,396

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds — 7.0%
U.S. Treasury Bond (b) (d) (e)
6.125%	08/15/2029	25,135,000	28,948,452
U.S. Treasury Bond
7.125%	02/15/2023	1,500,000	1,844,297
			30,792,749

U.S. Treasury Notes — 3.4%
U.S. Treasury Inflation Index
2.500%	07/15/2016	4,839,379	4,885,776
U.S. Treasury Inflation Index
3.875%	01/15/2009	5,652,112	5,805,973
U.S. Treasury Note (b)
3.875%	05/15/2010	2,685,000	2,608,226
U.S. Treasury Note
4.375%	08/15/2012	230,000	225,472
U.S. Treasury Note (b)
4.875%	08/15/2016	1,460,000	1,464,334
			14,989,781

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,825,225)			45,782,530

TOTAL BONDS & NOTES (Cost $428,581,649)			427,398,413

19

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	5,000,000	63,812

TOTAL OPTIONS (Cost $67,000)		63,812

TOTAL LONG TERM INVESTMENTS (Cost $428,786,891)		427,538,725

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 31.1%
Cash Equivalents — 8.8% (g)
American Beacon Funds Money Market Fund (f)
		1,566,442	1,566,442
Bank of America
5.270%	03/09/2007	770,496	770,496
Bank of America
5.310%	03/08/2007	770,496	770,496
Bank of America
5.320%	02/16/2007	231,149	231,149
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	1,540,991	1,540,991
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	1,001,644	1,001,644
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	770,496	770,496
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	385,248	385,248
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	693,446	693,446
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	231,149	231,149
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	231,149	231,149
BGI Institutional Money Market Fund (f)
		716,211	716,211
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	2,311,487	2,311,487
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	1,155,743	1,155,743
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	385,248	385,248
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	385,248	385,248
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	1,417,712	1,417,712

20

Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	1,155,743	1,155,743
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	385,248	385,248
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	924,595	924,595
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	1,540,991	1,540,991
Dreyfus Cash Management Plus Money Market Fund (f)
		339,018	339,018
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	122,795	122,795
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	1,155,743	1,155,743
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	1,155,743	1,155,743
Freddie Mac Agency Discount Note
5.161%	02/09/2007	201,063	201,063
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	462,297	462,297
Goldman Sachs Financial Square Prime Obligations Money Market Fund (f)
		345,464	345,464
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	616,396	616,396
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	1,155,743	1,155,743
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	462,297	462,297
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	693,446	693,446
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	1,232,793	1,232,793
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	1,386,892	1,386,892
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	693,446	693,446
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	693,446	693,446
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	616,396	616,396
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	770,496	770,496
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	1,140,333	1,140,333
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	385,248	385,248
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	539,347	539,347
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	1,155,743	1,155,743

21

Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	770,496	770,496
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	308,198	308,198
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	1,155,743	1,155,743
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	1,882,897	1,882,897
UBS AG Eurodollar Term
5.280%	03/23/2007	770,496	770,496
			38,782,907

Commercial Paper — 22.3%
CVS Corp.
5.300%	02/15/2007	4,771,000	4,761,165
Dominion Resources
5.310%	02/08/2007	4,382,000	4,377,476
Dow Jones & Company
5.300%	02/28/2007	5,020,000	5,000,046
DTE Capital Corp.
5.310%	02/22/2007	5,024,000	5,008,438
Fortune Brands, Inc.
5.300%	02/14/2007	8,517,000	8,500,699
General Mills, Inc.
5.280%	02/09/2007	7,723,000	7,713,938
John Deere Capital Co.
5.270%	02/05/2007	2,291,000	2,289,659
John Deere Capital Co.
5.270%	02/20/2007	5,925,000	5,908,520
Kellogg Company
5.300%	02/01/2007	8,500,000	8,500,000
Lincoln National Corp.
5.260%	02/16/2007	7,015,000	6,999,625
Pearson, Inc.
5.290%	02/07/2007	9,303,000	9,294,798
Ryder System, Inc.
5.300%	02/02/2007	5,000,000	4,999,264
Textron Financial
5.280%	02/21/2007	4,659,000	4,645,334
Time Warner Inc.
5.330%	02/06/2007	7,050,000	7,044,781
Verizon Communications Inc.
5.270%	02/13/2007	7,000,000	6,987,703
Whirlpool Corp.
5.300%	02/12/2007	6,542,000	6,531,406
			98,562,852

TOTAL SHORT-TERM INVESTMENTS (Cost $137,345,759)			137,345,759

TOTAL INVESTMENTS — 127.8% (Cost $566,132,650) (h)			$564,884,484

22

Other Assets/(Liabilities) — (27.8%)	(122,772,008)

NET ASSETS — 100.0%	$442,112,476

Notes to Portfolio of Investments
FRN - Floating Rate Note
REIT - Real Estate Investment Trust
TBA - To be announced
VRN - Variable Rate Note

(a)                     Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $20,783,860 or 4.7% of net assets.

(b) Denotes all or a portion of security on loan. (Note 2).
(c) A portion of this security is purchased on a forward commitment basis. (Note 2).
(d) All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(e) This security is held as collateral for open futures contracts. (Note 2).
(f) Amount represents shares owned of the fund.
(g) Represents investments of security lending collateral. (Note 2).
(h) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual Premier Strategic Income Fund – Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Banking, Savings & Loans – 0.0%
London Stock Exchange	2,320	0

Chemicals – 0.0%
Kaiser Aluminum & Chemical Corp. (a)	168,000	7,735

Financial Services – 0.0%
The Goldman Sachs Group, Inc.	280	59,405

Public Facilities – 0.0%
Societe Des Autoroutes Paris-Rhin-Rhone EUR (b)	511	41,791

TOTAL COMMON STOCK (Cost $97,958)		108,931

PREFERRED STOCK – 0.2%
Broadcasting, Publishing & Printing – 0.0%
Ion Media Networks, Inc.	17	128,350

Electrical Equipment & Electronics – 0.1%
Loral Skynet Corp. (c)	714	144,228

Financial Services – 0.1%
Sovereign Real Estate Investment Corp. REIT (d)	200	308,000

TOTAL PREFERRED STOCK (Cost $448,464)		580,578

TOTAL EQUITIES (Cost $546,422)		689,509

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Financial Services
Mirant Americas Generation, Inc. (e)	86,000	0
Orion Network Systems, Inc. Escrow (e)	446,000	4,460
		4,460

TOTAL WARRANTS (Cost $0)		4,460

		Principal
		Shares	Market Value
BONDS & NOTES – 81.2%
ASSET BACKED SECURITIES – 1.0%
Financial Services
BMW Vehicle Owner Trust, Series 2006-A, Class A2
5.300%	05/26/2009	140,000	139,924

Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009	180,000	178,059
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN
5.600%	02/25/2033	96,659	96,719
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX (d)
10.421%	03/22/2007	559,000	561,577
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 FRN
5.520%	05/25/2036	68,495	68,525
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF1 FRN
5.480%	02/25/2036	59,358	59,367
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2 VRN
5.382%	05/25/2036	230,000	228,787
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN
5.363%	05/25/2036	50,000	49,715
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN
5.440%	06/25/2037	130,000	129,999
Daimler Chrysler Auto Trust, Series 2006-C, Class A2
5.250%	05/08/2009	240,000	239,887
First Franklin Mortage Asset Backed Certificates, Series 2005-FF10, Class A3 FRN
5.530%	11/25/2035	280,000	280,089
First Franklin Mortage Asset Backed Certificates, Series 2006-FF5, Class 2A1 FRN
5.370%	04/25/2036	69,327	69,330
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008	63,310	62,884
Ford Credit Auto Owner Trust, Series 2005-C, Class A2
4.240%	03/15/2008	24,333	24,313
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (d)
12.540%	06/13/2011	252,970	3,795
Green Tree Financial Corp., Series 1997-5, Class M1
6.950%	05/15/2029	186,000	164,059
GS Auto Loan Trust, Series 2005-1, Class A2
4.320%	05/15/2008	47,801	47,767
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN
5.430%	03/20/2036	50,000	50,000
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN
5.420%	08/25/2036	180,000	179,999
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	147,890	157,318

Morgan Stanley ABS Capital I, Series 2005-WMC6, Class A2B FRN
5.580%	07/25/2035	90,000	90,141
SSB RV Trust, Series 2001-1, Class B
6.640%	04/15/2018	93,000	94,250
Start CLO, Ltd., Series 2006-3A, Class F FRN (d)
5.353%	06/07/2011	120,000	120,000

TOTAL ASSET BACKED SECURITIES (Cost $3,185,684)			3,096,504

CORPORATE DEBT – 29.3%
Advertising – 0.2%

Lamar Media Corp.
6.625%	08/15/2015	239,000	235,415
Vertis, Inc.
9.750%	04/01/2009	284,000	290,745
			526,160

Aerospace & Defense – 0.1%

Alliant Techsystems, Inc.
6.750%	04/01/2016	225,000	224,437
BE Aerospace, Inc.
8.875%	05/01/2011	71,000	73,307
Bombardier, Inc. (d)
8.000%	11/15/2014	50,000	51,625
DRS Technologies, Inc.
6.625%	02/01/2016	100,000	99,000
DRS Technologies, Inc.
7.625%	02/01/2018	45,000	45,787
			494,156

Air Transportation – 0.0%

ATA Holdings Corp. (f)
13.000%	02/01/2009	382,000	8,595
PHI, Inc.
7.125%	04/15/2013	75,000	71,719
			80,314

Apparel, Textiles & Shoes – 0.2%

Collins & Aikman Floor Cover Co.
9.750%	02/15/2010	171,000	174,847
INVISTA (d)
9.250%	05/01/2012	220,000	235,400
Levi Strauss & Co. (c)
9.750%	01/15/2015	250,000	270,000
Quiksilver, Inc.
6.875%	04/15/2015	100,000	97,750
			777,997

Automotive & Parts – 0.5%

Asbury Automotive Group, Inc.
9.000%	06/15/2012	220,000	230,175
Ford Motor Co. (c)
7.450%	07/16/2031	100,000	81,125
The Goodyear Tire & Rubber Co.
7.857%	08/15/2011	219,000	223,927
The Goodyear Tire & Rubber Co. (c)
9.000%	07/01/2015	190,000	204,725
Tenneco Automotive, Inc. (c)
8.625%	11/15/2014	249,000	258,337
Tenneco Automotive, Inc.
10.250%	07/15/2013	16,000	17,500
TRW Automotive, Inc.
9.375%	02/15/2013	73,000	78,110
Visteon Corp.
7.000%	03/10/2014	75,000	66,844
Visteon Corp.
8.250%	08/01/2010	350,000	350,000
			1,510,743

Banking, Savings & Loans – 5.6%

Ace Cash Expenses Inc. (d)
10.250%	10/01/2014	20,000	20,200
Aramark Corp. (c)(d)
8.500%	02/01/2015	97,000	99,304
Astana-finance
7.625%	02/16/2009	115,000	115,535
Astana-finance
9.000%	11/16/2011	115,000	116,984
Banco Bilbao Vizcaya Argentaria SA EUR (b)
4.250%	07/15/2014	225,000	290,198
Banco Credito Del Peru VRN (d)
6.950%	11/07/2021	175,000	176,094
Banco Hipotecario SA (d)
9.750%	04/27/2016	330,000	348,150
Bank Plus Corp.
12.000%	07/18/2007	155,000	159,650
Bankunited Capital Trust Preferred
10.250%	12/31/2026	375,000	394,219
Barclays Bank PLC RUB (b)
0.000%	08/18/2008	132,000,000	4,555,623
Cat-Mex Ltd. FRN (d)
7.726%	05/19/2009	250,000	249,645
Cs International (Exim of Ukraine)
8.400%	02/09/2016	480,000	493,200
Depfa ACS Bank Reg S EUR (b)
3.875%	07/15/2013	450,000	570,749
Depfa ACS Bank, Series E EUR (b)
3.500%	03/16/2011	310,000	390,959
Di Finance/Dyncorp International, Series B
9.500%	02/15/2013	141,000	148,050

Hbos Treasury Services PLC EUR (b)
4.375%	07/13/2016	880,000	1,140,666
HBOS Treasury Services PLC, Series E EUR (b)
4.500%	07/13/2021	825,000	1,070,717
HSBC Bank PLC
0.000%	01/12/2010	800,000	456,000
HSBK Europe BV (d)
7.750%	05/13/2013	40,000	41,500
Icici Bank Ltd. VRN (c)(d)
6.375%	04/30/2022	390,000	386,991
ING Bank NV UAH (b)(d)
11.890%	12/30/2009	290,000	67,246
Inter-American Development Bank BRL VRN (b)
0.000%	12/08/2009	250,000	123,551
JP Morgan Chase Bank (d)
0.000%	11/30/2012	367,142	328,372
JP Morgan Chase Bank
0.000%	01/05/2016	1,979,004	779,332
JP Morgan Jersey, Ltd., Series G BRL (b)
0.000%	01/02/2015	2,170,000	403,455
JSG Funding PLC
7.750%	04/01/2015	90,000	90,675
JSG Funding PLC
9.625%	10/01/2012	119,000	126,437
Kuznetski Capital for Bank of Moscow (d)
7.375%	11/26/2010	485,000	506,825
Northern Rock PLC, Series E EUR (b)
3.625%	03/28/2013	270,000	337,817
Vanguard Health (c)
0.000%	10/01/2015	366,000	293,715
Ventas Realty LP Capital Corp.
6.750%	04/01/2017	60,000	60,900
WM Covered Bond Program, Series E EUR (b)
3.875%	09/27/2011	1,545,000	1,967,538
WM Covered Bond Program, Series E EUR (b)
4.000%	09/27/2016	1,545,000	1,938,046
			18,248,343

Beverages – 0.0%

Constellation Brands, Inc. (c)
7.250%	09/01/2016	55,000	56,237
Constellation Brands, Inc.
8.125%	01/15/2012	75,000	78,000
			134,237

Broadcasting, Publishing & Printing – 2.0%

Adelphia Communications Corp. (f)
8.125%	07/15/2033	80,000	81,800
Adelphia Communications Corp. (f)
8.375%	02/01/2008	164,000	167,690
Adelphia Communications Corp. (f)
10.250%	06/15/2011	100,000	105,500

Adelphia Communications Corp., Series B (f)
9.250%	10/01/2032	235,000	237,350
Allbritton Communications Co.
7.750%	12/15/2012	204,000	207,570
American Media Operations, Inc.
10.250%	05/01/2009	150,000	144,000
Block Communications, Inc. (d)
8.250%	12/15/2015	90,000	90,900
CCH II LLC
10.250%	09/15/2010	250,000	259,687
CCH II LLC/Charter Communications Holdings II Series B
10.250%	09/15/2010	180,000	186,525
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (d)
8.375%	04/30/2014	121,000	125,840
CSC Holdings, Inc.
7.625%	04/01/2011	156,000	160,680
CSC Holdings, Inc.
7.625%	07/15/2018	200,000	202,000
Dex Media, Inc.
0.000%	11/15/2013	200,000	181,500
Dex Media, Inc.
8.000%	11/15/2013	167,000	174,097
Entercom Radio LLC/Entercom Capital, Inc.
7.625%	03/01/2014	75,000	75,187
Lin Television Corp.
6.500%	05/15/2013	122,000	117,730
Mediacom Broadband LLC (d)
8.500%	10/15/2015	165,000	167,062
Mediacom Broadband LLC
8.500%	10/15/2015	75,000	75,937
Medianews Group, Inc.
6.375%	04/01/2014	100,000	87,000
Medianews Group, Inc.
6.875%	10/01/2013	375,000	341,250
Nielsen Finance LLC Co. (d)
0.000%	08/01/2016	180,000	126,225
Nielsen Finance LLC Co. (d)
10.000%	08/01/2014	245,000	267,050
Paxson Communications FRN (d)
11.610%	01/15/2013	165,000	171,600
Primedia, Inc. (c)
8.000%	05/15/2013	183,000	176,137
Primedia, Inc.
8.875%	05/15/2011	200,000	204,000
Radio One, Inc.
8.875%	07/01/2011	108,000	112,050
RH Donnelley Corp.
6.875%	01/15/2013	200,000	191,500
RH Donnelley Corp.
6.875%	01/15/2013	370,000	354,275
RH Donnelley Corp.
6.875%	01/15/2013	395,000	378,212

RH Donnelley Corp.
8.875%	01/15/2016	370,000	387,575
Shaw Communications, Inc. Series B CAD (b)
8.540%	09/30/2027	543,000	482,941
Sinclair Broadcast Group, Inc.
8.000%	03/15/2012	425,000	436,687
Sirius Satellite Radio
9.625%	08/01/2013	60,000	59,700
XM Satellite Radio, Inc. (c)
9.750%	05/01/2014	90,000	90,450
			6,627,707

Building Materials & Construction – 0.1%

Nortek, Inc.
8.500%	09/01/2014	200,000	198,500
Omnicare, Inc.
6.750%	12/15/2013	50,000	49,250
Omnicare, Inc.
6.875%	12/15/2015	65,000	64,187
			311,937

Chemicals – 0.6%

ALROSA Finance SA, Series Reg S
8.875%	11/17/2014	100,000	114,110
Berry Plastics Holding Corp. (d)
8.875%	09/15/2014	80,000	82,600
Berry Plastics Holding Corp. FRN (d)
9.235%	09/15/2014	80,000	82,200
Church & Dwight Co., Inc.
6.000%	12/15/2012	150,000	145,875
Equistar Chemicals, LP/Equistar Funding Corp.
8.750%	02/15/2009	206,000	215,785
Equistar Chemicals, LP/Equistar Funding Corp.
10.625%	05/01/2011	99,000	104,940
Georgia Gulf Corp. (c)(d)
10.750%	10/15/2016	165,000	160,875
Graham Packaging Co. (c)
9.875%	10/15/2014	386,000	397,580
Huntsman International LLC (c)(d)
7.375%	01/01/2015	109,000	111,180
Huntsman International LLC (d)
7.875%	11/15/2014	30,000	30,900
Huntsman International LLC
11.500%	07/15/2012	71,000	80,585
Ineos Group Holdings PLC (c)(d)
8.500%	02/15/2016	120,000	114,900
Innophos, Inc.
8.875%	08/15/2014	50,000	51,625
Lyondell Chemical Co.
8.000%	09/15/2014	155,000	161,200
Lyondell Chemical Co.
8.250%	09/15/2016	80,000	84,800

Lyondell Chemical Co.
10.500%	06/01/2013	75,000	82,781
Mosaic Global Holdings, Inc. (d)
7.375%	12/01/2014	40,000	40,500
Mosaic Global Holdings, Inc. (d)
7.625%	12/01/2016	40,000	40,900
Rhodia SA
10.250%	06/01/2010	31,000	35,340
			2,138,676

Commercial Services – 1.0%

Allied Waste NA Series B (c)
7.375%	04/15/2014	100,000	99,750
Allied Waste North America, Inc.
9.250%	09/01/2012	16,000	16,940
Ashtead Capital, Inc. (d)
9.000%	08/15/2016	55,000	58,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (d)
7.750%	05/15/2016	60,000	59,550
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. FRN (d)
7.874%	05/15/2014	25,000	24,812
Cenveo Corp.
7.875%	12/01/2013	100,000	96,750
Corrections Corp. of America
6.250%	03/15/2013	125,000	123,125
Covalence Specialty Materials Corp. (d)
10.250%	03/01/2016	187,000	172,040
Education Management LLC/Education Management Corp.
10.250%	06/01/2016	200,000	215,000
FTI Consulting, Inc. (d)
7.750%	10/01/2016	70,000	72,275
H&E Equipment Services
8.375%	07/15/2016	60,000	63,450
Hanover Compressor Co.
8.625%	12/15/2010	200,000	208,500
Hertz Corp.
8.875%	01/01/2014	105,000	111,562
iPayment, Inc.
9.750%	05/15/2014	55,000	56,650
Iron Mountain, Inc.
7.750%	01/15/2015	68,000	69,360
Mobile Services Group, Inc. (d)
9.750%	08/01/2014	15,000	15,787
Quebecor World Capital Corp. (d)
8.750%	03/15/2016	60,000	60,300
Red Arrow International Leasing PLC RUB (b)
8.375%	06/30/2012	6,430,507	249,388
Red Arrow International Leasing PLC RUB (b)
11.000%	06/30/2012	5,427,637	209,639
Rent-A-Center, Inc.
7.500%	05/01/2010	100,000	101,000

Sgs International, Inc.
12.000%	12/15/2013	130,000	135,850
TDS Investor Corp. (d)
11.875%	09/01/2016	200,000	215,500
United Rentals North America, Inc.
7.000%	02/15/2014	591,000	580,657
Universal Compression, Inc.
7.250%	05/15/2010	119,000	119,595
Valor Telecommunications Enterprises LLC/Finance Corp.
7.750%	02/15/2015	60,000	64,500
			3,200,830

Communications — 0.9%

American Tower Corp.
7.500%	05/01/2012	153,000	158,164
Cricket Communications, Inc. (d)
9.375%	11/01/2014	100,000	105,000
Echostar DBS Corp.
6.625%	10/01/2014	312,000	305,760
Echostar DBS Corp.
7.000%	10/01/2013	70,000	70,087
Echostar DBS Corp.
7.125%	02/01/2016	100,000	100,375
Intelsat Subsidiary Holding Co. Ltd.
8.250%	01/15/2013	100,000	103,500
Intelsat Subsidiary Holding Co. Ltd.
8.875%	01/15/2015	140,000	148,925
L-3 Communications Corp.
5.875%	01/15/2015	149,000	141,177
L-3 Communications Corp.
6.125%	01/15/2014	100,000	96,250
L-3 Communications Corp.
6.375%	10/15/2015	185,000	179,219
Lucent Technologies, Inc.
6.450%	03/15/2029	601,000	546,910
PanAmSat Corp.
9.000%	08/15/2014	253,000	272,607
Qwest Corp.
7.500%	10/01/2014	110,000	116,737
Time Warner Telecom Holdings, Inc.
9.250%	02/15/2014	440,000	471,350
			2,816,061

Containers — 0.1%

Ball Corp.
6.625%	03/15/2018	225,000	222,469
Crown Americas, Inc.
7.750%	11/15/2015	205,000	212,175
			434,644

Cosmetics & Personal Care — 0.0%

Elizabeth Arden, Inc.
7.750%	01/15/2014	175,000	176,750

Electric Utilities — 1.4%

AES Corp. (d)
8.750%	05/15/2013	402,000	428,632
AES Domincana Energia (d)
11.000%	12/13/2015	180,000	188,100
AES Panama SA (d)
6.350%	12/21/2016	155,000	150,959
AES Red Oak LLC, Series A
8.540%	11/30/2019	100,747	109,437
CMS Energy Corp.
8.500%	04/15/2011	93,000	100,672
Edison Mission Energy (c)
7.500%	06/15/2013	60,000	62,250
Edison Mission Energy Corp. (c)
7.750%	06/15/2016	85,000	89,887
Eletropaulo Metropolitana de Sao Paulo SA BRL (b)(d)
19.125%	06/28/2010	325,000	173,665
Midwest Generation LLC
8.750%	05/01/2034	309,000	333,720
Mirant Americas Generation, Inc.
8.300%	05/01/2011	600,000	612,000
Mirant Americas Generation, Inc.
9.125%	05/01/2031	100,000	106,750
National Power Corp. (d)
6.875%	11/02/2016	172,000	174,150
National Power Corp.
9.625%	05/15/2028	435,000	538,312
NRG Energy, Inc.
7.375%	02/01/2016	585,000	585,731
NRG Energy, Inc.
7.375%	01/15/2017	250,000	250,000
Reliant Energy, Inc.
9.250%	07/15/2010	148,000	155,400
Reliant Energy, Inc.
9.500%	07/15/2013	160,000	171,600
Sierra Pacific Resources
6.750%	08/15/2017	474,000	474,905
			4,706,170

Electrical Equipment & Electronics — 0.6%

Advanced Micro Devices, Inc.
7.750%	11/01/2012	126,000	128,835
Amkor Technology, Inc.
7.750%	05/15/2013	214,000	201,695
Amkor Technology, Inc.
9.250%	06/01/2016	67,000	67,084
Conexant Systems, Inc. FRN (d)
9.126%	11/15/2010	50,000	50,750

Freescale Semiconductor, Inc. (c)(d)
10.125%	12/15/2016	609,000	605,955
NXP BV (d)
9.500%	10/15/2015	520,000	537,550
Spectrum Brands, Inc. (c)
7.375%	02/01/2015	150,000	130,875
Stoneridge, Inc.
11.500%	05/01/2012	173,000	180,785
Ucar Finance, Inc.
10.250%	02/15/2012	69,000	72,450
			1,975,979

Energy — 2.2%

Atlas Pipeline Partners LP
8.125%	12/15/2015	65,000	66,950
Basic Energy Services
7.125%	04/15/2016	60,000	58,200
Berry Petroleum Co.
8.250%	11/01/2016	30,000	29,550
Chesapeake Energy Corp.
6.875%	01/15/2016	452,000	447,480
Clayton William Energy
7.750%	08/01/2013	25,000	23,250
Copano Energy LLC
8.125%	03/01/2016	40,000	41,200
Dynegy Holdings, Inc.
6.875%	04/01/2011	159,000	159,000
Dynegy Holdings, Inc.
8.375%	05/01/2016	79,000	83,542
Dynegy Holdings, Inc.
8.750%	02/15/2012	123,000	130,380
El Paso Corp.
7.875%	06/15/2012	263,000	278,122
El Paso Production Holding Co.
7.750%	06/01/2013	409,000	423,315
Forest Oil Corp.
7.750%	05/01/2014	130,000	131,300
Frontier Oil Corp.
6.625%	10/01/2011	100,000	98,750
Gaz Capital SA (d)
8.625%	04/28/2034	425,000	532,525
Kinder Morgan Energy Partners, LP
7.300%	08/15/2033	606,000	660,386
Newfield Exploration Co.
6.625%	09/01/2014	400,000	393,000
Pemex Project Funding Master Trust
7.375%	12/15/2014	319,000	345,317
Pemex Project Funding Master Trust
8.500%	02/15/2008	129,000	132,354
Pemex Project Funding Master Trust
9.125%	10/13/2010	284,000	315,666
Pogo Producing Co.
7.875%	05/01/2013	60,000	60,450

The Premcor Refining Group, Inc.
9.500%	02/01/2013	186,000	200,183
Quicksilver Resources, Inc.
7.125%	04/01/2016	225,000	218,812
Range Resources Corp.
6.375%	03/15/2015	60,000	58,200
Range Resources Corp.
7.500%	05/15/2016	225,000	228,937
Sabine Pass LNG, LP (d)
7.250%	11/30/2013	145,000	142,281
Sabine Pass LNG, LP (d)
7.500%	11/30/2016	290,000	284,925
Sonat, Inc.
7.625%	07/15/2011	172,000	179,740
Southern Natural Gas Co.
8.875%	03/15/2010	101,000	105,812
Stone Energy Corp.
6.750%	12/15/2014	250,000	230,000
Targa Resources, Inc. (d)
8.500%	11/01/2013	130,000	130,325
Tennessee Gas Pipeline Co.
7.500%	04/01/2017	374,000	406,545
Tesoro Corp.
6.250%	11/01/2012	95,000	95,356
Tesoro Corp.
6.625%	11/01/2015	95,000	95,356
Whiting Petroleum Corp.
7.250%	05/01/2012	200,000	198,500
Williams Cos., Inc.
7.125%	09/01/2011	188,000	195,050
Williams Cos., Inc.
8.750%	03/15/2032	75,000	85,312
			7,266,071

Entertainment & Leisure — 1.0%

AMC Entertainment, Inc.
9.500%	02/01/2011	163,000	163,408
American Casino & Entertainment Properties LLC
7.850%	02/01/2012	200,000	204,250
Caesars Entertainment, Inc.
7.875%	03/15/2010	161,000	169,050
Cinemark USA, Inc.
9.000%	02/01/2013	271,000	287,938
Cinemark, Inc.
0.000%	03/15/2014	171,000	150,908
Gaylord Entertainment Co.
8.000%	11/15/2013	200,000	205,000
Greektown Holdings (d)
10.750%	12/01/2013	195,000	208,650
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	60,000	59,325
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	123,000	123,154

Mohegan Tribal Gaming Authority (c)
6.875%	02/15/2015	185,000	185,231
Mohegan Tribal Gaming Authority
7.125%	08/15/2014	100,000	102,250
Mohegan Tribal Gaming Authority
8.000%	04/01/2012	100,000	103,875
Penn National Gaming, Inc.
6.750%	03/01/2015	60,000	57,825
Pinnacle Entertainment, Inc.
8.250%	03/15/2012	375,000	383,906
Pokagon Gaming Authority (d)
10.375%	06/15/2014	85,000	93,288
Six Flags, Inc. (c)
8.875%	02/01/2010	24,000	23,880
Six Flags, Inc.
9.625%	06/01/2014	150,000	143,250
Six Flags, Inc.
9.750%	04/15/2013	100,000	96,625
Steinway Musical Instruments (d)
7.000%	03/01/2014	135,000	132,975
Trump Entertainment Resorts, Inc. (c)
8.500%	06/01/2015	350,000	346,500
			3,241,288

Financial Services — 5.5%

Aiolos Ltd. EUR (b)(d)
8.488%	04/08/2009	250,000	316,887
Atlantic & Western Re FRN (d)
15.375%	11/15/2010	250,000	246,365
BCP Crystal Holdings Corp.
9.625%	06/15/2014	373,000	412,165
Calabash Re Ltd. FRN (d)
13.870%	06/01/2009	250,000	254,025
Cascadia Ltd. FRN (d)
8.475%	06/13/2008	250,000	247,473
CCM Merger, Inc. (d)
8.000%	08/01/2013	130,000	129,188
Cedulas TDA EUR (b)
4.500%	11/26/2013	450,000	590,203
Champlain Ltd. FRN (d)
18.110%	01/07/2009	250,000	245,000
Cloverie PLC, Series E FRN
9.615%	12/20/2010	200,000	203,500
Compton Petroleum Finance Corp.
7.625%	12/01/2013	190,000	181,450
Cosan Finance, Ltd. (d)
7.000%	02/01/2017	240,000	235,200
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
0.000%	10/01/2014	90,000	78,300
Dali Capital PLC for Bank of Moscow, Series E RUB (b)
7.250%	11/25/2009	19,600,000	744,631
Dali Capital SA for JSC Rosbank, Series E RUB (b)
8.000%	09/30/2009	12,200,000	460,739

Dex Media East LLC/Dex Media East Finance Co.
9.875%	11/15/2009	160,000	168,000
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010	91,000	94,981
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013	160,000	174,000
Directv Holdings
6.375%	06/15/2015	150,000	142,875
E*TRADE Financial Corp.
7.375%	09/15/2013	136,000	141,100
E*TRADE Financial Corp.
8.000%	06/15/2011	105,000	109,594
Emblem Finance Co. Ltd. FRN (d)
9.365%	06/20/2010	340,000	339,354
Eurus Ltd. FRN (d)
11.610%	04/08/2009	250,000	254,650
FelCor Lodging, LP REIT
8.500%	06/01/2011	201,000	213,311
Fhu-Jin Ltd. FRN (d)
9.270%	08/03/2011	250,000	252,913
Ford Motor Credit Co.
7.375%	10/28/2009	225,000	226,426
General Motors Acceptance Corp.
6.875%	09/15/2011	620,000	629,218
General Motors Acceptance Corp.
8.000%	11/01/2031	380,000	427,731
Hanover Equipment Trust, Class A
8.500%	09/01/2008	32,000	32,160
Host Hotels & Resorts, Inc. LP REIT
6.375%	03/15/2015	140,000	136,675
Idearc, Inc. (d)
8.000%	11/15/2016	220,000	223,575
IIRSA Norte Finance, Ltd.
8.750%	05/30/2024	205,598	239,008
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	40,000	41,300
ISA Capital do Brasil SA (d)
7.875%	01/30/2012	160,000	162,640
ISA Capital do Brasil SA (d)
8.800%	01/30/2017	200,000	205,700
Johor Corp., Series P3 MYR (b)
1.000%	07/31/2012	1,870,000	592,972
Lakeside Re Ltd. FRN (d)
11.865%	12/31/2009	250,000	253,275
LatAm Cayman Trust 2006 (d)
10.000%	11/17/2016	105,694	105,694
Majapahit Holding BV (d)
7.250%	10/17/2011	205,000	209,356
Majapahit Holding BV (d)
7.750%	10/17/2016	185,000	193,788
Marquee Holdings, Inc.
0.000%	08/15/2014	300,000	255,000
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	213,000	219,390

Milacron Escrow Corp.
11.500%	05/15/2011	145,000	138,475
Morgan Stanley (d)
14.400%	08/04/2016	616,000	730,730
National Gas Co. (d)
6.050%	01/15/2036	320,000	307,547
National Power Corp. PHP (b)
5.875%	12/19/2016	15,400,000	318,078
Nell AF SARL (d)
8.375%	08/15/2015	195,000	201,338
Ocwen Capital Trust 1
10.875%	08/01/2027	196,000	206,290
Osiris Capital PLC, Series D FRN (d)
10.360%	01/15/2010	250,000	251,225
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	25,000	25,014
Petroleum Export LLC/Cayman SPV (d)
5.265%	06/15/2011	991,621	961,536
Province Del Neuquen (d)
8.656%	10/18/2014	220,000	227,700
Qwest Capital Funding, Inc. (c)
7.250%	02/15/2011	100,000	102,500
Qwest Capital Funding, Inc. (c)
7.900%	08/15/2010	96,000	100,080
Rainbow National Services LLC (d)
8.750%	09/01/2012	101,000	107,565
RH Donnelley Finance Corp. I (d)
10.875%	12/15/2012	160,000	174,000
Salisbury International Invest FRN (d)
9.510%	07/22/2011	200,000	200,000
Sally Holdings LLC (d)
9.250%	11/15/2014	221,000	226,801
Sally Holdings LLC (d)
10.500%	11/15/2016	130,000	133,413
Successor Euro Wind Ltd. FRN (d)
10.603%	06/06/2008	250,000	251,050
Successor II Ltd. FRN (d)
22.853%	06/06/2008	250,000	257,900
Successor Japan Quake FRN (d)
9.603%	06/06/2008	440,000	444,796
Tengizchevroil Finance Co. SARL, Series A (d)
6.124%	11/15/2014	663,000	659,279
Tiers Trust/United States
	06/15/2097	525,000	223,598
Tronox Worldwide/Finance
9.500%	12/01/2012	35,000	37,100
Universal City Development Partners
11.750%	04/01/2010	142,000	151,408
VTB Capital SA (d)
6.250%	06/30/2035	300,000	302,250
WMG Holdings Corp.
0.000%	12/15/2014	441,000	355,005

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014	447,000	442,530
			17,927,020

Food Retailers — 0.3%

Albertson’s, Inc.
8.000%	05/01/2031	157,000	160,798
Delhaize America, Inc.
9.000%	04/15/2031	573,000	682,413
Supervalu Inc.
7.500%	11/15/2014	95,000	98,986
			942,197

Foods — 0.3%

Del Monte Corp.
6.750%	02/15/2015	50,000	49,063
Del Monte Corp.
8.625%	12/15/2012	145,000	152,975
Dole Food Co., Inc.
8.625%	05/01/2009	71,000	71,000
Hines Nurseries, Inc. (c)
10.250%	10/01/2011	300,000	264,750
MHP SA
10.250%	11/30/2011	170,000	175,100
Nutro Products, Inc. (d)
10.750%	04/15/2014	95,000	104,025
Smithfield Foods, Inc.
7.000%	08/01/2011	100,000	99,875
Smithfield Foods, Inc.
7.625%	02/15/2008	114,000	115,425
			1,032,213

Forest Products & Paper — 0.7%

Abitibi-Consolidated, Inc. (c)
8.375%	04/01/2015	200,000	194,500
Abitibi-Consolidated, Inc.
8.550%	08/01/2010	100,000	102,125
Abitibi-Consolidated, Inc.
8.850%	08/01/2030	100,000	91,000
Associated Materials, Inc.
9.750%	04/15/2012	89,000	92,560
Boise Cascade LLC
7.125%	10/15/2014	123,000	119,925
Catalyst Paper Corp., Series D
8.625%	06/15/2011	200,000	205,500
Domtar, Inc.
7.125%	08/15/2015	100,000	98,750
Graphic Packaging International Corp.
8.500%	08/15/2011	312,000	323,700
Graphic Packaging International Corp.
9.500%	08/15/2013	95,000	100,700

Mercer International, Inc.
9.250%	02/15/2013	60,000	59,400
Playtex Products, Inc.
8.000%	03/01/2011	108,000	112,995
Playtex Products, Inc.
9.375%	06/01/2011	197,000	204,388
Smurfit-Stone Container Enterprises, Inc. (c)
8.250%	10/01/2012	100,000	100,250
Solo Cup Co. (c)
8.500%	02/15/2014	217,000	189,875
Stone Container Corp.
8.375%	07/01/2012	30,000	30,150
Stone Container Corp.
9.750%	02/01/2011	253,000	261,223
Verso Paper Holdings LLC (d)
11.375%	08/01/2016	65,000	68,900
Verso Paper Holdings LLC FRN (d)
9.110%	08/01/2014	65,000	66,625
			2,422,566

Healthcare — 0.5%

Ameripath, Inc.
10.500%	04/01/2013	104,000	112,840
Community Health Systems, Inc.
6.500%	12/15/2012	119,000	118,108
DaVita, Inc.
6.625%	03/15/2013	120,000	119,400
DaVita, Inc.
7.250%	03/15/2015	100,000	101,250
HCA, Inc.
6.300%	10/01/2012	93,000	85,328
HCA, Inc.
6.375%	01/15/2015	202,000	171,700
HCA, Inc. (d)
9.125%	11/15/2014	40,000	42,550
HCA, Inc. (c) (d)
9.250%	11/15/2016	40,000	42,500
HCA, Inc. (d)
9.625%	11/15/2016	100,000	107,375
Healthsouth Corp. (d)
10.750%	06/15/2016	145,000	159,319
Psychiatric Solutions, Inc.
7.750%	07/15/2015	60,000	59,850
Select Medical Corp.
7.625%	02/01/2015	188,000	168,260
Tenet Healthcare Corp.
6.375%	12/01/2011	148,000	136,900
Tenet Healthcare Corp.
9.875%	07/01/2014	91,000	92,251
			1,517,631

Heavy Construction — 0.2%

Interline Brands, Inc.
8.125%	06/15/2014	75,000	76,688
K. Hovnanian Enterprises, Inc. (c)
8.875%	04/01/2012	97,000	99,184
NTK Holdings, Inc. (c)
0.000%	03/01/2014	395,000	290,325
WCI Communities, Inc. (c)
9.125%	05/01/2012	130,000	127,075
			593,272

Heavy Machinery — 0.1%

Case New Holland, Inc.
7.125%	03/01/2014	100,000	102,500
Douglas Dynamics LLC (d)
7.750%	01/15/2012	86,000	79,550
Goodman Global Holding Co., Inc.
7.875%	12/15/2012	130,000	130,650
			312,700

Home Construction, Furnishings & Appliances — 0.7%

Beazer Homes USA, Inc.
8.375%	04/15/2012	246,000	252,765
C10 Capital Ltd. VRN (d)
6.722%	12/31/2049	690,000	685,619
DR Horton, Inc.
9.750%	09/15/2010	87,000	96,431
KB Home
8.625%	12/15/2008	76,000	78,820
Sealy Mattress Co. (c)
8.250%	06/15/2014	71,000	74,550
Standard-Pacific Corp. (c)
9.250%	04/15/2012	75,000	77,063
Toll Corp.
8.250%	12/01/2011	75,000	77,438
Vitro SA de CV (d)
9.125%	02/01/2017	610,000	616,100
William Lyon Homes, Inc.
10.750%	04/01/2013	229,000	225,565
			2,184,351

Household Products — 0.2%

Owens Brockway Glass Container, Inc.
7.750%	05/15/2011	108,000	111,240
Owens Brockway Glass Container, Inc.
8.750%	11/15/2012	298,000	315,135
Owens Brockway Glass Container, Inc.
8.875%	02/15/2009	190,000	194,275
			620,650

Industrial - Diversified — 0.1%

Jacuzzi Brands, Inc.
9.625%	07/01/2010	81,000	86,063
Koppers, Inc.
9.875%	10/15/2013	77,000	83,545
RBS Global & Rexnord (d)
9.500%	08/01/2014	10,000	10,350
RBS Global & Rexnord (d)
11.750%	08/01/2016	15,000	15,863
Tekni-Plex, Inc. (d)
10.875%	08/15/2012	35,000	39,200
			235,021

Insurance — 0.3%

Foundation Re II Ltd. FRN (d)
15.160%	01/08/2009	118,000	118,000
Foundation Re Ltd. FRN (d)
9.460%	11/24/2008	250,000	240,045
Residential Reinsurance Ltd., Series B FRN (d)
13.819%	06/06/2008	300,000	270,000
Vasco Re 2006 Ltd. FRN (d)
13.866%	06/05/2009	260,000	264,654
			892,699

Lodging — 0.7%

Aztar Corp.
9.000%	08/15/2011	149,000	155,705
Boyd Gaming Corp.
8.750%	04/15/2012	234,000	244,823
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp. (d)
10.750%	04/15/2014	220,000	205,700
Host Hotels & Resorts, Inc. (d)
6.875%	11/01/2014	30,000	30,113
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	178,000	175,775
Isle of Capri Casinos, Inc.
9.000%	03/15/2012	268,000	280,060
Mandalay Resort Group
9.375%	02/15/2010	130,000	138,613
Mandalay Resort Group
10.250%	08/01/2007	179,000	182,356
MGM Mirage
6.750%	04/01/2013	120,000	117,750
MGM Mirage
8.375%	02/01/2011	190,000	199,738
Station Casinos, Inc.
6.500%	02/01/2014	200,000	182,000
Station Casinos, Inc.
6.875%	03/01/2016	60,000	54,900
Vail Resorts, Inc.
6.750%	02/15/2014	250,000	246,250
			2,213,783

Medical Supplies — 0.1%

Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	123,000	125,153
Fresenius Medical Care Capital Trust IV
7.875%	06/15/2011	112,000	118,440
Universal Hospital Services, Inc.
10.125%	11/01/2011	91,000	96,688
			340,281

Metals & Mining — 0.6%

AK Steel Corp.
7.750%	06/15/2012	200,000	202,750
AK Steel Corp. (c)
7.875%	02/15/2009	46,000	46,000
Arch Western Finance LLC
6.750%	07/01/2013	219,000	216,263
Century Aluminum Co.
7.500%	08/15/2014	70,000	71,050
Dayton Superior Corp.
13.000%	06/15/2009	93,000	95,558
Foundation PA Coal Co.
7.250%	08/01/2014	200,000	203,000
Gibraltar Industries, Inc.
8.000%	12/01/2015	75,000	73,875
Ispat Inland ULC
9.750%	04/01/2014	109,000	121,586
Massey Energy Co.
6.875%	12/15/2013	65,000	60,125
Novelis, Inc.
7.250%	02/15/2015	280,000	287,000
Peabody Energy Corp.
6.875%	03/15/2013	123,000	123,615
RathGibson, Inc.
11.250%	02/15/2014	60,000	63,600
Steel Dynamics, Inc.
9.500%	03/15/2009	75,000	76,875
Trimas Corp.
9.875%	06/15/2012	307,000	307,768
United States Steel Corp.
9.750%	05/15/2010	69,000	72,968
Wolverine Tube, Inc. (d)
7.375%	08/01/2008	50,000	41,500
Wolverine Tube, Inc., Series B
10.500%	04/01/2009	49,000	41,650
			2,105,183

Pharmaceuticals — 0.1%

Angiotech Pharmaceuticals, Inc.
7.750%	04/01/2014	60,000	55,200

Inverness Medical Innovations, Inc.
8.750%	02/15/2012	200,000	210,500
			265,700

Prepackaged Software — 0.1%

Sungard Data Systems, Inc. (c)
9.125%	08/15/2013	45,000	47,363
Sungard Data Systems, Inc.
10.250%	08/15/2015	235,000	252,625
			299,988

Restaurants — 0.1%

Buffets, Inc. (d)
12.500%	11/01/2014	25,000	25,813
Domino’s, Inc.
8.250%	07/01/2011	187,000	194,246
			220,059

Retail — 0.4%

Bon-Ton Stores, Inc. (c)
10.250%	03/15/2014	305,000	315,675
Jean Coutu Group, Inc. (c)
8.500%	08/01/2014	303,000	315,120
Leslie’s Poolmart
7.750%	02/01/2013	160,000	160,000
Linens ‘N Things, Inc. FRN
10.985%	01/15/2014	200,000	194,000
Neiman-Marcus Group, Inc.
9.000%	10/15/2015	135,000	147,825
Neiman-Marcus Group, Inc. (c)
10.375%	10/15/2015	90,000	100,575
Rite Aid Corp.
8.125%	05/01/2010	149,000	152,353
Rite Aid Corp.
9.500%	02/15/2011	75,000	78,563
			1,464,111

Sovereign Debt Obligations — 0.1%

Reynolds American, Inc.
7.250%	06/01/2013	315,000	327,924

Telephone Utilities — 1.4%

America Movil SA de CV MXN (b) (d)
8.460%	12/18/2036	7,700,000	679,716
American Cellular Corp., Series B
10.000%	08/01/2011	250,000	265,000
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%	06/15/2013	290,000	312,838

Citizens Communications Co.
6.250%	01/15/2013	400,000	394,000
Dobson Communications Corp. (c)
8.875%	10/01/2013	183,000	188,948
Dobson Communications Corp. FRN
9.610%	10/15/2012	40,000	41,000
Intelsat Bermuda Ltd. (d)
11.250%	06/15/2016	10,000	11,300
Level 3 Financing, Inc. (d)
9.250%	11/01/2014	230,000	235,175
Nextel Communications
7.375%	08/01/2015	200,000	204,971
Nordic Telephone Co. Holdings (d)
8.875%	05/01/2016	75,000	80,625
NTL Cable PLC
9.125%	08/15/2016	50,000	52,875
Panamsat Corp. (d)
9.000%	06/15/2016	50,000	54,438
Qwest Corp.
8.875%	03/15/2012	360,000	399,600
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	319,000	342,925
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	6,000	6,315
Rural Cellular Corp. (c)
9.750%	01/15/2010	405,000	416,138
Rural Cellular Corp.
9.875%	02/01/2010	132,000	139,920
Telefonica Del Peru SA PEN (b)
8.000%	04/11/2016	828,300	282,907
UbiquiTel Operating Co.
9.875%	03/01/2011	97,000	104,287
West Corp. (d)
9.500%	10/15/2014	120,000	121,500
West Corp. (d)
11.000%	10/15/2016	50,000	51,750
Windsream Corp.
8.625%	08/01/2016	80,000	87,300
Windstream Corp.
8.125%	08/01/2013	80,000	86,100
			4,559,628

Transportation — 0.3%

Greenbrier Cos., Inc.
8.375%	05/15/2015	115,000	114,713
Hertz Corp. (c)
10.500%	01/01/2016	95,000	106,875
Kansas City Southern Railway Co.
7.500%	06/15/2009	75,000	76,031
NCL Corp.
10.625%	07/15/2014	200,000	203,500
Stena AB
7.000%	12/01/2016	28,000	27,580

Stena AB
9.625%	12/01/2012	280,000	301,350
Teekay Shipping Corp.
8.875%	07/15/2011	75,000	80,625
			910,674

TOTAL CORPORATE DEBT (Cost $95,496,771)			96,055,714

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Financial Services
Collateralized Mortgage Obligations
Ace Securities Corp., Series 2005-HE7, Class A2B FRN
5.500%	11/25/2035	100,000	100,125
AESOP Funding II LLC, Series 2005-1A, Class A2 FRN (d)
5.380%	04/20/2009	50,000	50,015
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A2A FRN
5.380%	04/25/2036	77,214	77,214
Argent Securities, Inc., Series 2004-W8, Class A2 FRN
5.800%	05/25/2034	315,863	317,146
Argent Securities, Inc., Series 2006-M3, Class A2B FRN
5.420%	10/25/2036	100,000	100,000
Argent Securities, Inc., Series 2006-W5, Class A2B FRN
5.420%	06/25/2036	140,000	140,022
Autopistas del Nordeste Cayman Ltd. (d)
9.390%	01/15/2026	514,573	530,010
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501%	07/10/2043	200,000	194,422
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500%	07/20/2032	122,408	123,588
Banc of America Mortgage Securities, Series 2004-8, Class 5A1
6.500%	05/25/2032	119,458	120,683
Banc of America Mortgage Securities, Series 2005-E, Class 2A2 FRN
4.973%	06/25/2035	10,449	10,420
Banco BMG SA (d)
9.150%	01/15/2016	655,000	676,288
Centex Home Equity, Series 2005-A, Class AF3 FRN
4.140%	03/25/2028	144,149	143,316
Centex Home Equity, Series 2005-D, Class AF1 FRN
5.040%	10/25/2035	33,592	33,450
Centex Home Equity, Series 2006-A, Class AV2 FRN
5.420%	06/25/2036	180,000	180,028
Chaseflex Trust, Series 2006-2, Class A1B FRN
5.420%	09/25/2036	94,766	94,798
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B FRN
5.536%	03/01/2036	50,000	49,763

Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN
5.420%	10/25/2036	80,000	80,000
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%	08/25/2032	288,163	291,037
Deutshe ALT, Series 2006-AB2, Class A7 VRN
5.961%	06/25/2036	212,832	212,218
Deutshe ALT, Series 2006-AB3, Class A7 VRN
6.360%	07/25/2036	57,304	57,213
Deutshe ALT, Series 2006-AB4, Class A1A VRN
6.005%	06/25/2008	218,594	217,891
First Franklin Mortage Loan, Series, 2006-FF10, Class A3 FRN
5.410%	07/25/2036	120,000	119,999
First Franklin Mortage Loan, Series, 2006-FF9, Class 2A2 FRN
5.430%	06/25/2036	60,000	59,672
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%	11/18/2035	117,019	117,960
GE Capital Commerical Mortgage Corp., Series 2005-C3, Class A2
4.853%	07/10/2045	120,000	117,994
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3
6.869%	07/15/2029	32,907	32,965
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305%	08/10/2042	120,000	116,526
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2
5.117%	04/10/2037	130,000	128,722
Household Home Equity Loan Trust, Series 2005-3, Class A1 FRN
5.580%	01/20/2035	90,937	91,018
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2
4.575%	07/15/2042	50,000	48,726
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2
4.790%	10/15/2042	170,000	166,549
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770%	10/15/2032	371,100	389,537
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN
6.716%	02/25/2032	271,533	273,430
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C
7.470%	10/15/2032	314,000	329,493

LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%	05/15/2025	373,000	396,077
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885%	09/15/2040	140,000	137,999
Lehman XS Trust, Series 2005-10, Class 2A3B FRN
5.550%	01/25/2036	96,003	95,523
Lehman XS Trust, Series 2005-2, Class 2A1B FRN
5.180%	08/25/2035	99,193	98,874
Lehman XS Trust, Series 2005-4, Class 2A1B FRN
5.170%	10/25/2035	86,367	85,871
Malt, Series 2004-9, Class A3 FRN
4.700%	08/25/2034	75,260	74,542
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000%	07/25/2034	172,400	171,807
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class A2B FRN
5.500%	04/25/2036	39,181	39,181
Morgan Stanley Capital I, Series 1997-XL1, Class G (d)
7.695%	10/03/2030	535,000	483,543
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2
4.140%	01/15/2008	50,196	50,156
Nomura Asset Securities Corp., Series 1998-D, Class A
6.590%	03/15/2030	78,966	79,745
Optim One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN
5.420%	07/25/2036	210,000	209,967
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360%	03/12/2034	373,000	385,001
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2 VRN
3.914%	05/25/2035	6,635	6,605
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 VRN
4.415%	04/25/2035	60,000	59,447
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3 VRN
5.680%	01/25/2036	70,000	69,639
Residential Accredit Loans, Inc. Series 2006-QS5, Class 2A2
6.000%	05/25/2036	257,173	256,493
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2
5.750%	01/25/2033	93,328	92,736
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A8
6.000%	09/25/2036	250,980	250,344
Residential Asset Mortgage Products, Inc. Series 2006-RS4, Class A1 FRN
5.400%	07/25/2036	66,908	66,912

Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3
4.450%	07/25/2028	88,081	87,423
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5
6.000%	09/25/2036	241,256	240,534
Residential Asset Securitization Trust, Series 2006-KS7, Class A2 FRN
5.420%	09/25/2036	150,000	149,999
Structured Asset Investment Loan Trust, Series 2006-2, Class A1 FRN
5.380%	04/25/2036	65,350	65,350
Structured Asset Securities Corp., Series 2003-25XS, Class A4 FRN
4.510%	08/25/2033	5,099	5,067
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 FRN
5.180%	03/25/2035	115,024	114,678
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (d)
8.620%	11/14/2013	90,000	90,000
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2
4.782%	03/15/2042	220,000	215,984
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2
5.275%	11/15/2048	54,000	53,607
Washington Mutual, Inc., Series 2005-AR5, Class A1 VRN
4.674%	05/25/2035	66,908	66,778
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 FRN
5.570%	07/25/2045	70,941	70,970
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN
5.420%	07/25/2036	120,000	119,663

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,187,512)			10,182,753

SOVEREIGN DEBT OBLIGATIONS — 24.6%
Sovereign Debt Obligations
Argentina Bonos
7.000%	09/12/2013	1,750,000	1,724,240
Argentine Republic ARS (b)
0.000%	12/21/2011	110,000	95,435
Argentine Republic ARS VRN (b)
2.000%	09/30/2014	3,259,000	1,206,532
Argentine Republic FRN
5.475%	08/03/2012	1,615,500	1,152,659
Bonos Y Oblig Del Estado EUR (b)
3.800%	01/31/2017	455,000	572,260
Bundesrepub Deutschland Series 05 EUR (b)
4.000%	01/04/2037	1,615,000	2,012,214

Canadian Government CAD (b)
4.000%	09/01/2010	3,010,000	2,542,577
Central Bank of Argentina ARS VRN (b) (g)
2.000%	02/04/2018	674,880	334,583
Central Bank of Nigeria
5.092%	01/05/2010	80,287	17,101
Cert Di Credito Des Treasury EUR FRN (b)
4.000%	07/01/2009	1,550,000	2,016,245
Citi Sogen
7.500%	12/04/2008	275,714	277,093
Citigroup Funding, Inc.
4.000%	05/18/2009	171,342	165,902
Commonwealth of Australia AUD (b)
6.000%	09/14/2017	505,000	384,640
CSS FSK Trust RUB (b)
7.100%	12/12/2008	5,200,000	200,835
CSS Gazpru Trust RUB (b)
6.790%	10/29/2009	11,760,000	450,258
CSS Gazpru Trust RUB (b)
6.950%	08/06/2009	11,520,000	452,248
CSS Rurail Trust RUB (b)
6.670%	01/22/2009	6,900,000	259,940
Deutsche Bank AG Borhis Treasury MXN (b)
6.100%	09/25/2035	475,949	164,153
Deutsche Bank AG Egypt Treasury EGP (b)
0.000%	09/12/2007	1,480,000	243,495
Deutsche Bank AG Russia Treasury RUB (b)
0.000%	02/18/2008 - 02/25/2008	32,570,000	1,138,689
Deutsche Bank AG Russia Treasury RUB (b)
7.100%	12/12/2008	7,090,000	268,091
Dominican Republic (d)
9.500%	09/27/2011	153,699	164,304
French Republic EUR (b)
0.000%	05/10/2007	790,000	1,012,210
French Republic EUR (b)
3.250%	04/25/2016	1,775,000	2,145,443
French Republic EUR (b)
4.000%	04/25/2055	1,130,000	1,400,163
German Treasury Bill EUR (b)
0.000%	03/14/2007	2,765,000	3,563,842
Gol Russag Trs RUB (b)
0.000%	05/13/2009	12,000,000	464,519
Hellenic Republic EUR (b)
4.600%	05/20/2013	955,000	1,262,620
Japan Government JPY (b)
0.900%	12/20/2012	208,000,000	1,672,894
Japan Government JPY (b)
1.500%	03/20/2015	97,000,000	794,605
Kazakhstan KZT (b)
7.250%	03/20/2009	52,200,000	440,382
Kingdom of Belgium EUR (b)
0.000%	05/10/2007	975,000	1,249,235
Kingdom of Belgium EUR (b)
5.000%	03/28/2035	410,000	591,670
Kingdom of Denmark DKK (b)
4.000%	08/15/2008 - 11/15/2015	2,505,000	434,187

Kingdom of Denmark DKK (b)
7.000%	11/10/2024	240,000	56,006
Kingdom of Spain EUR (b)
0.000%	10/19/2007	1,100,000	1,385,180
Lehman Brothers, Credit Linked Nts.
6.000%	02/05/2017	2,120,000	2,058,520
Malaysia Government MYR (b)
4.720%	09/30/2015	1,280,000	390,271
Merrill Lynch Renaissance Consumer Finance Treasury RUB (b)
10.500%	05/12/2008	8,000,000	301,220
Morgan Stanley (d)
0.000%	01/05/2022	1,887,048	229,276
Morgan Stanley Bccrd Treasury KZT (b)
8.350%	05/30/2008	69,000,000	553,434
Morgan Stanley Dean Writter Government of Ukraine Treasury
0.000%	02/01/2009	1,190,000	1,190,000
New South Wales Treasury Corp. AUD (b)
5.500%	03/01/2017	2,715,000	1,984,395
Peru Bond Soberano PEN (b)
7.840%	08/12/2020	4,425,000	1,544,596
Peru Bond Soberano PEN (b)
8.200%	08/12/2026	415,000	149,133
Poland Government Bond PLN (b)
4.250%	05/24/2011	1,520,000	488,813
Republic of Argentina V
7.000%	03/28/2011	2,459,000	2,486,049
Republic of Brazil
6.000%	01/17/2017	550,000	537,350
Republic of Brazil
8.000%	01/15/2018	2,330,000	2,573,485
Republic of Brazil
8.750%	02/04/2025	150,000	184,125
Republic of Brazil
8.875%	10/14/2019	1,190,000	1,445,850
Republic of Brazil
10.500%	07/14/2014	1,052,000	1,325,520
Republic of Brazil BRL (b)
0.000%	08/18/2010	420,000	301,410
Republic of Bulgaria
8.250%	01/15/2015	260,000	304,460
Republic of Bulgaria Private Placement (d)
8.250%	01/15/2015	250,000	292,500
Republic of Colombia
7.375%	09/18/2037	861,000	912,660
Republic of Colombia (c)
8.125%	05/21/2024	1,030,000	1,169,050
Republic of Colombia
10.750%	01/15/2013	200,000	245,500
Republic of Colombia COP (b)
0.000%	02/08/2037	8,912,000,000	186,722

Republic of Colombia COP (b)
11.750%	03/01/2010	905,000,000	426,913
Republic of Colombia COP (b)
12.000%	10/22/2015	2,250,000,000	1,148,027
Republic of Costa Rica
9.995%	08/01/2020	172,000	225,062
Republic of El Salvador (d)
7.625%	09/21/2034	178,000	203,810
Republic of El Salvador (d)
7.650%	06/15/2035	190,000	212,515
Republic of Guatemala (d)
10.250%	11/08/2011	108,000	124,740
Republic of Indonesia (d)
6.750%	03/10/2014	430,000	446,125
Republic of Indonesia (d)
7.250%	04/20/2015	50,000	53,375
Republic of Indonesia (d)
8.500%	10/12/2035	340,000	414,800
Republic of Nigeria NGN (b)
0.000%	01/27/2009 - 02/24/2009	31,700,000	266,019
Republic of Panama
9.375%	04/01/2029	500,000	652,500
Republic of Peru
0.000%	02/20/2011	235,000	246,530
Republic of Peru
7.350%	07/21/2025	595,000	651,525
Republic of Peru PEN (b)
8.600%	08/12/2017	1,109,000	404,251
Republic of Peru PEN (b)
9.910%	05/05/2015	2,393,000	923,581
Republic of Peru PEN (b)
12.250%	08/10/2011	386,000	150,668
Republic of Poland PLN (b)
	08/12/2007	1,430,000	460,848
Republic of Poland PLN (b)
5.000%	10/24/2013	1,850,000	606,734
Republic of Poland PLN (b)
5.750%	09/23/2022	445,000	153,190
Republic of South Africa NGN (b)
9.250%	01/18/2008	30,900,000	241,148
Republic of the Philippines
6.375%	01/15/2032	330,000	318,863
Republic of the Philippines
7.750%	01/14/2031	435,000	488,288
Republic of the Philippines
9.000%	02/15/2013	540,000	619,650
Republic of the Philippines
9.500%	02/02/2030	170,000	224,613
Republic of Turkey
7.000%	09/26/2016	1,945,000	1,970,673
Republic of Turkey
7.250%	03/15/2015	320,000	330,400
Republic of Turkey
9.500%	01/15/2014	240,000	278,700

Republic of Turkey TRY (b)
0.000%	08/13/2008	375,000	198,983
Republic of Uruguay
5.000%	09/14/2018	7,520,000	339,495
Republic of Uruguay
7.625%	03/21/2036	690,000	740,025
Republic of Uruguay
8.000%	11/18/2022	820,000	914,300
Russian Federation RUB (b)
0.000%	02/20/2008 - 04/19/2011	14,635,000	523,006
Russian Federation RUB (b)
7.250%	12/20/2009	7,090,000	264,036
Russian Federation RUB (b)
7.650%	12/02/2008	3,390,000	130,344
State of Israel ILS (b)
7.500%	03/31/2014	5,469,000	1,434,606
Ukraine Government
7.650%	06/11/2013	200,000	214,480
Ukraine Government International Bond Class A UAH (b)
0.000%	05/16/2007	620,000	123,010
Ukraine Government International Bond UAH (b)
0.000%	05/16/2007	620,000	123,010
Ukraine Telecom Treasury
0.000%	08/19/2010 - 08/20/2012	2,100,000	2,210,371
United Kingdom GBP (b)
4.000%	03/07/2009	615,000	1,167,655
United Kingdom GBP (b)
5.000%	03/07/2008	600,000	1,166,553
United Kingdom GBP (b)
6.000%	12/07/2028	780,000	1,817,015
United Mexican States
7.500%	01/14/2012	695,000	752,685
United Mexican States MXN (b)
10.000%	11/20/2036	4,640,000	517,829
Wales Treasury AUD (b)
8.000%	03/01/2008	3,225,000	2,529,838

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $79,684,366)			80,581,578

STRUCTURED OBLIGATIONS — 6.7%

Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.	03/12/2007 -10/03/2011	1,244,697	1,240,712

Citigroup Global Markets Holdings, Inc., Republic of Argentina Bond Unsec. Credit Linked Nts. (d)	05/22/2008	72,115	76,650

Citigroup Global Markets Holdings, Inc., Republic of Argentina Unsec. Credit Linked Nts.	04/16/2010	330,643	246,415

Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts (d)	07/27/2020	128,592	152,970

Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts	07/12/2007	177,017	185,160

Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts.	02/22/2007 - 02/16/2008	1,023,884	1,060,562

Citigroup Global Markets Holdings, Inc., Republic of Nigeria Unsec. Credit Linked Nts.	03/01/2011 - 04/04/2011	928,328	1,035,946

Citigroup Global Markets Holdings, Inc., Republic of Zambia Unsec. Credit Linked Nts.	02/21/2007	75,947	59,477

Citigroup Global Markets Holdings, Inc., Republic of Zimbabwe Unsec. Credit Linked Nts.	02/21/2007	180,194	144,119

Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts. VRN (d)	01/04/2010	58,772	52,818

Citigroup Global Markets Holdings, Inc., Unsec. Credit Linked Nts.	04/30/2007 - 07/22/2007	657,396	661,021

Credit Suisse First Boston, Republic of Indonesia Treasury Nts., IDR (b)	09/16/2011	2,600,000,000	315,126

Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts.	01/20/2009	540,000	544,694

Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH (b)	12/30/2009	4,415,000	951,920

Credit Suisse Turkgb Credit Linked Nts., TRY (b)	07/16/2008	1,110,000	597,134

Deutsche Bank AG Tmm Credit Linked Nts.	09/01/2012	344,378	347,194

Deutsche Bank AG, Italian Republic Credit Linked Nts., EUR (b)	07/30/2010	864,242	1,124,657

Deutsche Bank AG, Mexican Credit Linked Nts. MXN (b)	01/05/2011	6,294,077	569,369

Deutsche Bank AG, Republic of Columbia Obligation COP (b)	09/12/2014	287,000,000	157,075

Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts.	06/22/2013	229,333	283,479

Dresdner Bank NY Lukoil of Russia, Credit Linked Nts.	12/12/2011	200,000	198,540

Itl Campania, Italian Republic Unsec. Credit Linked Nts., EUR (b)	07/30/2010	1,200,000	1,561,585

JP Morgan Securities Ltd., Republic of Argentina Unsec. Credit Linked Nts.	12/19/2011	1,610,006	548,438

JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL (b)	06/01/2013	1,630,000	362,829

JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL (b)	02/20/2012 - 01/02/2015	11,905,700	2,468,912

JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts.	05/15/2045	1,180,000	752,918

JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP (b)	10/31/2016 - 08/03/2020	2,808,235	867,610

JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN (b) (d)	09/02/2015	292,127	155,791

Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON (b)	03/05/2007 - 04/18/2010	1,036,000	391,332

Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Notes FRN (d)	06/20/2016	160,000	172,144

Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.	09/20/2015	2,650,000	3,195,430

Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts.	05/20/2010 - 11/20/2015	675,000	701,123

Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts. Private Placement	05/20/2010	350,000	381,920

Reachcom (Renaissance), Russian Credit Linked Nts., RUB (b)	07/27/2007	3,000,000	112,958

UBS AG Stamford CT, Ghanaian Credit Linked Notes.	12/21/2011	185,000	187,461

TOTAL STRUCTURED OBLIGATIONS (Cost $20,003,118)			21,865,489

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.5%
Collateralized Mortgage Obligations — 1.9%
FHLMC, Series 1360, Class PZ
7.500%	09/15/2022	304,351	305,816
FHLMC, Series 2035, Class PE
7.000%	03/15/2028	149,430	28,599
FHLMC, Series 2042, Class N
6.500%	03/15/2028	107,940	109,468
FHLMC, Series 2043, Class ZP
6.500%	04/15/2028	138,998	141,206
FHLMC, Series 2049, Class PL
7.000%	04/15/2028	928,701	172,480

FHLMC, Series 2055, Class ZM
6.500%	05/15/2028	69,049	69,908
FHLMC, Series 2080, Class Z
6.500%	08/15/2028	107,417	110,767
FHLMC, Series 2122, Class F FRN
5.770%	02/15/2029	246,446	248,679
FHLMC, Series 2177, Class SB FRN
3.630%	08/15/2029	776,987	74,775
FHLMC, Series 224, Class IO
6.000%	03/01/2033	249,289	57,103
FHLMC, Series 2279, Class PK
6.500%	01/15/2031	140,844	144,322
FHLMC, Series 2387, Class PD
6.000%	04/15/2030	21,439	21,429
FHLMC, Series 2412, Class GF FRN
6.270%	02/15/2032	181,282	185,573
FHLMC, Series 2427, Class ZM
6.500%	03/15/2032	199,117	203,580
FHLMC, Series 243, Classs 6
6.000%	12/15/2032	134,802	30,298
FHLMC, Series 2435, Class EQ
6.000%	05/15/2031	270,000	271,622
FHLMC, Series 2451, Class FD FRN
6.320%	03/15/2032	101,045	103,586
FHLMC, Series 2453, Class BD
6.000%	05/15/2017	164,049	166,107
FHLMC, Series 2461, Class PZ
6.500%	06/15/2032	219,393	222,069
FHLMC, Series 2464, Class FI FRN
6.320%	02/15/2032	79,387	81,707
FHLMC, Series 2470, Class LF FRN
6.320%	02/15/2032	78,952	81,320
FHLMC, Series 2471, Class FD FRN
6.320%	03/15/2032	148,405	152,740
FHLMC, Series 2517, Class GF FRN
6.320%	02/15/2032	89,867	92,563
FHLMC, Series 2551, Class LF FRN
5.820%	01/15/2033	382,988	388,172
FHLMC, Series 2583, Class PA
5.500%	03/15/2022	28,238	28,201
FHLMC, Series 2641, Class CE
3.500%	09/15/2025	145,709	141,751
FHLMC, Series 2727, Class UA
3.500%	10/15/2022	86,824	85,090
FHLMC, Series 2736, Class DB
3.300%	11/15/2026	642,960	621,002
FHLMC, Series 2777, Class PJ
4.000%	05/15/2024	88,572	87,078
FHLMC, Series 2819, Class S FRN
2.280%	06/15/2034	595,448	42,101
FHLMC, Series 2920, Class S FRN
1.380%	01/15/2035	341,559	14,702
FHLMC, Series 2934, Class NA
5.000%	04/15/2024	226,512	224,839
FHLMC, Series 2939, Class PE
5.000%	02/15/2035	658,000	607,278

FHLMC, Series 3000, Class SE FRN
0.830%	07/15/2025	461,144	13,855
FHLMC, Series 3004, Class SB FRN
0.830%	07/15/2035	607,735	16,529
FHLMC, Series 3025, Class SJ FRN
5.243%	08/15/2035	26,512	26,137
FHLMC, Series 3138, Class PA
5.500%	02/15/2027	704,484	705,143
FHLMC, Series 3153, Class FJ FRN
5.700%	05/15/2036	69,969	70,285
Total Collateralized Mortgage Obligations			6,147,880

Pass-Through Securities — 2.6%
FHLMC
4.500%	05/01/2019	898,827	863,506
FHLMC
5.000%	08/01/2033	486,325	468,582
FHLMC
5.250%	07/18/2011	4,680,000	4,711,869
FHLMC
6.000%	07/01/2024 - 09/01/2024	333,328	335,698
FHLMC
6.500%	04/01/2018 - 06/01/2035	1,765,584	1,801,403
FHLMC
7.000%	03/01/2031 - 10/01/2031	165,797	171,658
FHLMC
7.500%	02/01/2032	39,923	41,208
FHLMC
8.500%	08/01/2031	25,296	26,983
FHLMC TBA (h)
5.000%	02/01/2037	205,000	196,944
Total Pass-Through Securities			8,617,851
			14,765,731

Federal National Mortgage Association (FNMA) — 11.3%
Collateralized Mortgage Obligations — 2.4%
FNMA, Series 2001-44, Class QC
6.000%	09/25/2016	371,071	375,885
FNMA, Series 2001-50, Class NE
6.000%	08/25/2030	12,311	12,313
FNMA, Series 2001-51, Class OD
6.500%	10/25/2031	181,114	185,724
FNMA, Series 2001-68, Class FD FRN
5.820%	12/25/2031	1,075,709	1,087,388
FNMA, Series 2001-69, Class PF FRN
6.320%	12/25/2031	160,000	164,800
FNMA, Series 2001-70, Class LR
6.000%	09/25/2030	22,974	22,942
FNMA, Series 2001-80, Class Z
6.000%	01/25/2032	175,351	176,489
FNMA, Series 2001-82, Class ZA
6.500%	01/25/2032	80,744	83,333

FNMA, Series 2001-T10, Class IO VRN
0.450%	12/25/2041	6,629,258	87,883
FNMA, Series 2002-29, Class F FRN
6.320%	04/25/2032	83,836	86,351
FNMA, Series 2002-60, Class FH FRN
6.320%	08/25/2032	225,419	232,075
FNMA, Series 2002-64, Class FJ FRN
6.320%	04/25/2032	26,387	27,164
FNMA, Series 2002-66, Class FG FRN
6.320%	09/25/2032	566,221	582,952
FNMA, Series 2002-77, Class WF FRN
5.720%	12/18/2032	40,253	40,593
FNMA, Series 2002-89, Class S FRN
2.880%	01/25/2033	157,702	13,668
FNMA, Series 2002-9, Class PC
6.000%	03/25/2017	164,088	165,907
FNMA, Series 2003-116, Class FA FRN
5.720%	11/25/2033	39,008	39,294
FNMA, Series 2003-118, Class S, IO
4.270%	12/25/2033	373,538	40,399
FNMA, Series 2003-13, Class IO
7.000%	03/25/2033	188,947	44,800
FNMA, Series 2003-17, Class EQ
5.500%	03/25/2023	403,000	389,864
FNMA, Series 2003-23, Class EQ
5.500%	04/25/2023	331,000	320,130
FNMA, Series 2003-33, Class SP FRN
2.930%	05/25/2033	223,160	27,083
FNMA, Series 2003-4, Class S, IO FRN
2.930%	02/25/2033	116,006	12,319
FNMA, Series 2003-81, Class PU
4.000%	03/25/2025	180,201	176,614
FNMA, Series 2003-84, Class AJ
3.000%	04/25/2013	234,667	229,469
FNMA, Series 2003-84, Class PW
3.000%	06/25/2022	139,289	136,801
FNMA, Series 2004-101, Class BG
5.000%	01/25/2020	155,000	150,152
FNMA, Series 2004-52, Class JR
4.500%	07/25/2024	354,579	350,042
FNMA, Series 2004-W9, Class 2A2
7.000%	02/25/2044	84,349	86,562
FNMA, Series 2005-100, Class BQ
5.500%	11/25/2025	110,000	106,493
FNMA, Series 2005-40, Class SA, IO FRN
1.380%	05/25/2035	1,030,756	45,996
FNMA, Series 2005-40, Class SB, IO FRN
1.430%	05/25/2035	261,557	11,974
FNMA, Series 2005-71, Class DB
4.500%	08/25/2035	190,000	174,041
FNMA, Series 2005-71, Class SA, IO FRN
1.430%	08/25/2025	294,712	15,088
FNMA, Series 2005-87, Class SG FRN
1.380%	10/25/2035	564,122	30,236

FNMA, Series 2006-11, Class PS FRN
5.060%	03/25/2036	124,823	122,083
FNMA, Series 2006-119, Class MS FRN
1.380%	12/25/2036	139,773	7,348
FNMA, Series 2006-33, Class SP FRN
1.880%	05/25/2036	1,264,401	103,364
FNMA, Series 2006-44, Class 0A
5.500%	12/25/2026	310,000	309,712
FNMA, Series 2006-46, Class SW FRN
4.693%	06/25/2036	162,764	156,055
FNMA, Series 2006-50, Class KS FRN
4.693%	06/25/2036	145,148	135,880
FNMA, Series 2006-50, Class SK FRN
4.693%	06/25/2036	178,024	168,338
FNMA, Series 2006-57, Class PA
5.500%	08/25/2027	449,359	448,918
FNMA, Series 2006-75, Class SA FRN
1.150%	08/25/2036	270,001	12,732
FNMA, Series 2055-87, Class SE FRN
0.730%	10/25/2035	1,881,911	53,200
FNMA, Series 254, Class 2
7.500%	01/01/2024	408,073	98,061
FNMA, Series 324, Class 2, IO
6.500%	07/01/2032	240,592	56,112
FNMA, Series 342, Class IO
6.000%	09/01/2033	891,979	210,080
FNMA, Series 344, Class 2
6.000%	12/01/2033	116,714	27,459
FNMA, Series 346, Class 2
5.500%	12/01/2033	692,375	165,694
FNMA, Series SMBS, Class 321, IO
6.500%	03/01/2032	352,514	84,803
Total Collateralized Mortgage Obligations			7,892,663

Pass-Through Securities — 8.9%
FNMA (g)
0.000%	10/05/2007	610,000	588,213
FNMA
4.500%	05/01/2018 - 08/01/2020	3,947,870	3,793,139
FNMA
4.750%	12/15/2010	995,000	983,599
FNMA
5.000%	10/15/2011 - 11/01/2033	5,724,266	5,587,036
FNMA
5.500%	03/01/2033 - 01/01/2034	2,461,768	2,429,646
FNMA
6.000%	05/15/2008 - 11/01/2033	3,876,469	3,944,976
FNMA
6.500%	06/01/2017 - 10/01/2034	1,584,188	1,623,350
FNMA
7.000%	11/01/2017 - 04/01/2034	1,691,151	1,753,198
FNMA
7.250%	01/15/2010	1,120,000	1,185,421

FNMA
7.500%	02/01/2027 - 03/01/2033	956,584	992,939
FNMA Interest Strip
6.000%	02/01/2033 - 08/01/2035	469,023	100,387
FNMA TBA (h)
5.000%	02/01/2022 - 02/01/2037	1,210,000	1,178,392
FNMA TBA (h)
5.500%	02/01/2022 - 02/01/2037	1,261,000	1,249,397
FNMA TBA (h)
6.000%	02/01/2022	3,068,000	3,102,515
FNMA TBA (h)
6.500%	02/01/2037	772,000	785,028
Total Pass-Through Securities			29,297,236
			37,189,899

Government National Mortgage Association (GNMA) — 0.2%
Collateralized Mortgage Obligations — 0.1%
GNMA, Series 2001-62, Class KZ
6.500%	12/16/2031	329,503	340,825

Pass-Through Securities — 0.1%
GNMA
13.000%	10/15/2015	94,505	107,864
GNMA
13.500%	06/15/2015	123,399	141,529
Total Pass-Through Securities			249,393
			590,218

Other Agencies — 0.3%
Pass-Through Securities
Resolution Funding Corp. Principal Strip
	01/15/2021	1,955,000	950,276

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $53,893,501)			53,496,124

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds — 0.0%
U.S. Treasury Bond (c)
4.500%	02/15/2036	50,000	46,742

U.S. Treasury Notes — 0.2%
U.S. Treasury Strips (g)
0.000%	02/15/2016	913,000	590,147

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $649,864)			636,889

TOTAL BONDS & NOTES
(Cost $263,100,816)			265,915,051

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Deutsche Bank Currency Basket Put, Expires 07/25/2007, Strike .95	4,250,000	49,937
Lehman Brothers, Eurodollar Call, Expires 03/05/2007, Strike 1.335	2,410,000	4,073

TOTAL OPTIONS
(Cost $91,977)		54,010

TOTAL LONG TERM INVESTMENTS
(Cost $263,739,215)		266,663,030

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 26.3%
Cash Equivalents — 2.3% (j)
American Beacon Funds Money Market Fund (i)		311,421	311,421
Bank of America
5.270%	03/09/2007	153,180	153,180
Bank of America
5.310%	03/08/2007	153,180	153,180
Bank of America
5.320%	02/16/2007	45,954	45,954
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	306,362	306,362
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	199,135	199,135
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	153,181	153,181
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	76,590	76,590
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	137,863	137,863
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	45,954	45,954
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	45,954	45,954
BGI Institutional Money Market Fund (i)		142,389	142,389
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	459,543	459,543
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	229,772	229,772
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	76,590	76,590
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	76,590	76,590
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	281,853	281,853
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	229,772	229,772

Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	76,590	76,590
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	183,817	183,817
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	306,362	306,362
Dreyfus Cash Management Plus Money Market Fund (i)
		67,400	67,400
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	24,413	24,413
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	229,772	229,772
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	229,772	229,772
Freddie Mac Agency Discount Note
5.161%	02/09/2007	39,973	39,973
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	91,909	91,909
Goldman Sachs Financial Square Prime Obligations Money Market Fund (i)		68,681	68,681

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	122,545	122,545
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	229,772	229,772
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	91,909	91,909
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	137,863	137,863
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	245,090	245,090
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	275,726	275,726
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	137,863	137,863
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	137,863	137,863
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	122,545	122,545
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	153,181	153,181
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	226,708	226,708
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	76,590	76,590
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	107,227	107,227
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	229,772	229,772
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	153,181	153,181

Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	61,272	61,272
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	229,772	229,772
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	374,336	374,336
UBS AG Eurodollar Term
5.280%	03/23/2007	153,181	153,181
			7,710,368

Repurchase Agreement — 22.4%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (k)		73,256,044	73,256,044

U.S. Treasury Bills — 1.6%
U.S. Treasury Bill
4.870%	05/10/2007	1,700,000	1,677,463
U.S. Treasury Bill
4.947%	05/10/2007	2,800,000	2,764,228
U.S. Treasury Bill
4.980%	05/10/2007	670,000	660,918
			5,102,609

TOTAL SHORT-TERM INVESTMENTS
(Cost $86,069,021)			86,069,021

TOTAL INVESTMENTS — 107.7%
(Cost $349,808,236) (l)			$352,732,051

Other Assets/(Liabilities) — (7.7%)			(25,242,098)

NET ASSETS — 100.0%			$327,489,953

Notes to Portfolio of Investments

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

IDR - Indonesian Rupiah

ILS - Israeli Shekel

JPY - Japanese Yen

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

PEN - Peruvian New Sol

PHP - Philippine Peso

PLN - Polish Zloty

REIT - Real Estate Investment Trust

RON - New Romanian Leu

RUB - Russian Ruble

TBA - To be announced

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

VRN - Variable Rate Note

(a)          This security is valued in good faith under procedures established by the Board of Trustees.

(b)         The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(c)          Denotes all or a portion of security on loan. (Note 2).

(d)         Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $28,098,492 or 8.6% of net assets.

(e)          Non-income producing security.

(f)            Security is currently in default.

(g)         This security is held as collateral for open futures contracts. (Note 2).

(h)         A portion of this security is purchased on a forward commitment basis. (Note 2).

(i)             Amount represents shares owned of the fund.

(j)             Represents investments of security lending collateral. (Note 2).

(k)          Maturity value of $73,263,166. Collateralized by a U.S. Government Agency obligation with a rate of 5.67%, maturity date of 7/15/2036, and an aggregate market value, including accrued interest of $76,918,846.

(l)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 93.0%
CORPORATE DEBT
Aerospace & Defense — 1.4%

Bombardier, Inc. (a)
6.300%	05/01/2014	1,300,000	1,230,125
Transdigm, Inc. (a)
7.750%	07/15/2014	1,000,000	1,010,000
			2,240,125

Automotive & Parts — 8.6%

Affinia Group, Inc.
9.000%	11/30/2014	800,000	790,000
American Tire Distributer FRN (a)
11.610%	04/01/2012	1,000,000	972,500
General Motors Acceptance Corp. (b)
6.750%	12/01/2014	1,950,000	1,978,491
General Motors Corp.
8.250%	07/15/2023	3,250,000	3,079,375
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	2,300,000	2,478,250
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	2,300,000	2,386,250
Titan International, Inc. (a)
8.000%	01/15/2012	425,000	427,125
United Components, Inc.
9.375%	06/15/2013	1,850,000	1,914,750
			14,026,741

Banking, Savings & Loans — 1.7%

Ametek, Inc.
7.200%	07/15/2008	100,000	101,785
Aramark Corp. (a)
8.500%	02/01/2015	650,000	665,437
Aramark Corp. FRN (a)
8.860%	02/01/2015	650,000	663,000
Ford Motor Credit Co.
8.000%	12/15/2016	800,000	785,495
Kinder Morgan Finance
5.700%	01/05/2016	600,000	559,253
			2,774,970

Broadcasting, Publishing & Printing — 6.7%

American Media Operations, Inc. (b)
8.875%	01/15/2011	310,000	282,100
American Media Operations, Inc.
10.250%	05/01/2009	1,240,000	1,190,400
Cablevision Systems Corp., Series B
8.000%	04/15/2012	2,000,000	2,017,500
CCH I LLC
11.125%	01/15/2014	5,990,000	5,585,675

1

LodgeNet Entertainment Corp.
9.500%	06/15/2013	500,000	536,250
Vertis, Inc., Series B (b)
10.875%	06/15/2009	1,325,000	1,344,875
			10,956,800

Building Materials & Construction — 0.8%

Chemed Corp.
8.750%	02/24/2011	1,300,000	1,337,375

Chemicals — 5.5%

Consolidated Container Co. LLC
0.000%	06/15/2009	2,400,000	2,430,000
Geo Sub Corp.
11.000%	05/15/2012	1,600,000	1,540,000
Graham Packaging Co. (b)
9.875%	10/15/2014	3,600,000	3,708,000
PQ Corp.
7.500%	02/15/2013	1,275,000	1,268,625
			8,946,625

Commercial Services — 13.1%

Allied Waste North America, Inc.
6.125%	02/15/2014	1,500,000	1,428,750
Cadmus Communications Corp.
8.375%	06/15/2014	1,800,000	1,820,250
Cenveo Corp.
7.875%	12/01/2013	3,350,000	3,241,125
Insurance Auto Auctions, Inc.
11.000%	04/01/2013	1,800,000	2,034,000
Iron Mountain, Inc. (b)
8.750%	07/15/2018	1,950,000	2,067,000
Mac-Gray Corp.
7.625%	08/15/2015	900,000	918,000
Rent-A-Center, Inc.
7.500%	05/01/2010	1,000,000	1,010,000
Rental Service Corp. (a)
9.500%	12/01/2014	1,300,000	1,358,500
Service Corp. International
7.000%	06/15/2017	1,700,000	1,683,000
United Rentals North America, Inc.
7.750%	11/15/2013	1,250,000	1,259,375
Waste Services, Inc.
9.500%	04/15/2014	2,200,000	2,288,000
Williams Scotsman, Inc.
8.500%	10/01/2015	2,200,000	2,288,000
			21,396,000
Communications — 2.1%

Hawaiian Telcom Communications (b)
12.500%	05/01/2015	1,200,000	1,305,000

2

Intelsat Subsidiary Holding Co. Ltd. FRN
10.252%	01/15/2012	1,865,000	1,883,650
Qwest Corp.
7.500%	10/01/2014	200,000	212,250
			3,400,900

Electric Utilities — 3.8%

AES Corp.
8.750%	06/15/2008	142,000	146,260
AES Corp.
8.875%	02/15/2011	1,250,000	1,337,500
Edison Mission Energy Corp. (b)
7.750%	06/15/2016	1,100,000	1,163,250
NRG Energy, Inc.
7.375%	02/01/2016	1,350,000	1,351,688
Sierra Pacific Resources
6.750%	08/15/2017	940,000	941,795
Tenaska Alabama Partners LP (a)
7.000%	06/30/2021	1,249,536	1,202,678
			6,143,171

Electrical Equipment & Electronics — 0.5%

Baldor Electric Co.
8.625%	02/15/2017	340,000	351,050
GrafTech International Ltd.
1.625%	01/15/2024	600,000	495,000
			846,050

Energy — 11.9%

Atlas Pipeline Partners LP
8.125%	12/15/2015	400,000	412,000
Basic Energy Services
7.125%	04/15/2016	1,600,000	1,552,000
Brigham Exploration Co.
9.625%	05/01/2014	1,500,000	1,488,750
Chaparral Energy, Inc. (a)
8.875%	02/01/2017	2,500,000	2,493,750
Chesapeake Energy Corp.
6.500%	08/15/2017	410,000	391,550
Chesapeake Energy Corp.
6.875%	01/15/2016	750,000	742,500
Clayton William Energy
7.750%	08/01/2013	1,550,000	1,441,500
Dynegy Holdings, Inc.
8.375%	05/01/2016	1,520,000	1,607,400
El Paso Corp.
7.875%	06/15/2012	1,300,000	1,374,750
Exco Resources, Inc.
7.250%	01/15/2011	1,505,000	1,527,575
North American Energy Partners, Inc.
8.750%	12/01/2011	775,000	775,000

3

Petrohawk Energy Corp.
9.125%	07/15/2013	1,450,000	1,500,750
Quicksilver Resources, Inc.
7.125%	04/01/2016	950,000	923,875
Sonat, Inc.
7.625%	07/15/2011	500,000	522,500
Tennessee Gas Pipeline
7.000%	03/15/2027	1,300,000	1,356,573
Williams Cos., Inc.
7.125%	09/01/2011	250,000	259,375
Williams Cos., Inc. Series A
7.500%	01/15/2031	500,000	520,000
Williams Partners LP (a)
7.250%	02/01/2017	400,000	411,000
			19,300,848

Entertainment & Leisure — 3.4%

AMC Entertainment, Inc. (b)
11.000%	02/01/2016	1,790,000	2,022,700
Diamond Jo LLC
8.750%	04/15/2012	900,000	891,000
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	1,000,000	1,001,250
Park Place Entertainment Corp.
7.000%	04/15/2013	45,000	46,813
Tunica-Biloxi Gaming Authority (a)
9.000%	11/15/2015	1,500,000	1,560,000
			5,521,763

Financial Services — 9.1%

ALH Finance LLC/ALH Finance Corp. (b)
8.500%	01/15/2013	1,700,000	1,704,250
BCP Crystal Holdings Corp.
9.625%	06/15/2014	439,000	485,095
Ford Motor Credit Co.
5.625%	10/01/2008	2,530,000	2,484,073
General Motors Acceptance Corp.
8.000%	11/01/2031	1,950,000	2,194,938
Idearc, Inc. (a)
8.000%	11/15/2016	1,580,000	1,605,675
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	1,025,000	1,058,313
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	194,000	197,395
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	1,390,000	1,327,450
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	2,000,000	2,060,000
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	350,000	350,201

4

Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	700,000	723,528
Qwest Capital Funding, Inc.
7.000%	08/03/2009	650,000	661,375
			14,852,293

Foods — 2.0%

Dean Foods Co.
6.900%	10/15/2017	700,000	693,000
Land O’ Lakes, Inc.
8.750%	11/15/2011	430,000	448,813
Land O’ Lakes, Inc.
9.000%	12/15/2010	500,000	531,250
Pinnacle Foods Holding Corp.
8.250%	12/01/2013	1,000,000	1,022,500
Wornick Co. (b)
10.875%	07/15/2011	600,000	541,500
			3,237,063

Forest Products & Paper — 4.4%

Newark Group, Inc.
9.750%	03/15/2014	1,050,000	1,080,188
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	2,625,000	2,677,500
Pliant Corp. (b)
11.125%	09/01/2009	1,300,000	1,293,500
Pregis Corp. (a) (b)
12.375%	10/15/2013	1,000,000	1,100,000
Rock-Tenn Co.
8.200%	08/15/2011	900,000	952,875
			7,104,063

Healthcare — 1.7%

HCA, Inc. (a)
9.250%	11/15/2016	2,650,000	2,815,625

Heavy Construction — 1.1%

Interline Brands, Inc.
8.125%	06/15/2014	1,700,000	1,738,250

Heavy Machinery — 2.1%

Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	470,000	460,600
Stewart & Stevenson LLC (a)
10.000%	07/15/2014	2,850,000	2,964,000
			3,424,600

5

Industrial - Diversified — 0.5%
Leucadia National Corp.
7.000%	08/15/2013	750,000	751,875

Lodging — 2.2%

Harrahs Operating Co., Inc.
6.500%	06/01/2016	1,200,000	1,092,655
MGM Mirage
6.750%	09/01/2012	750,000	744,375
Station Casinos, Inc.
6.625%	03/15/2018	2,000,000	1,745,000
			3,582,030

Metals & Mining — 2.1%

Massey Energy Co.
6.875%	12/15/2013	500,000	462,500
Trimas Corp.
9.875%	06/15/2012	2,675,000	2,681,688
Tube City IMS Corp. (a)
9.750%	02/01/2015	230,000	235,750
			3,379,938

Restaurants — 2.6%

Dave & Buster’s, Inc.
11.250%	03/15/2014	2,500,000	2,568,750
Sbarro, Inc. (a)
10.375%	02/01/2015	1,600,000	1,632,000
			4,200,750

Retail — 1.4%

Neiman-Marcus Group, Inc. (b)
10.375%	10/15/2015	2,050,000	2,290,875

Telephone Utilities — 2.9%

Cincinnati Bell, Inc.
8.375%	01/15/2014	1,300,000	1,332,500
Intelsat Bermuda Ltd. FRN (a)
8.872%	01/15/2015	600,000	610,500
NTL Cable PLC
9.125%	08/15/2016	1,315,000	1,390,613
Qwest Communications International, Inc.
7.500%	02/15/2014	1,150,000	1,187,375
Qwest Corp.
8.875%	03/15/2012	125,000	138,750
			4,659,738

Transportation — 1.4%

Quality Distribution LLC/QD Capital Corp.
9.000%	11/15/2010	375,000	365,625

6

Quality Distribution LLC/QD Capital Corp. FRN
9.860%	01/15/2012	650,000	656,500
Stanadyne Corp.
10.000%	08/15/2014	1,300,000	1,345,500
			2,367,625

TOTAL BONDS & NOTES
(Cost $147,387,769)			151,296,093

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 22.0%
Cash Equivalents — 17.9% (d)
American Beacon Funds Money Market Fund (c)
		1,178,042	1,178,042
Bank of America
5.270%	03/09/2007	579,450	579,450
Bank of America
5.310%	03/08/2007	579,450	579,450
Bank of America
5.320%	02/16/2007	173,834	173,834
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	1,158,901	1,158,901
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	753,286	753,286
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	579,451	579,451
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	289,725	289,725
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	521,506	521,506
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	173,835	173,835
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	173,835	173,835
BGI Institutional Money Market Fund (c)
		538,626	538,626
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	1,738,352	1,738,352
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	869,176	869,176
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	289,725	289,725
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	289,725	289,725
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	1,066,189	1,066,189
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	869,176	869,176
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	289,725	289,725
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	695,341	695,341

7

Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	1,158,901	1,158,901
Dreyfus Cash Management Plus Money Market Fund (c)
		254,958	254,958
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	92,348	92,348
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	869,176	869,176
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	869,176	869,176
Freddie Mac Agency Discount Note
5.161%	02/09/2007	151,209	151,209
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	347,670	347,670
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		259,806	259,806
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	463,560	463,560
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	869,176	869,176
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	347,670	347,670
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	521,506	521,506
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	927,121	927,121
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	1,043,011	1,043,011
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	521,506	521,506
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	521,506	521,506
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	463,560	463,560
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	579,451	579,451
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	857,587	857,587
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	289,725	289,725
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	405,615	405,615
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	869,176	869,176
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	579,451	579,451
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	231,780	231,780
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	869,176	869,176
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	1,416,031	1,416,031

8

UBS AG Eurodollar Term
5.280%	03/23/2007	579,451	579,451
			29,166,653

Commercial Paper — 4.1%
Lennar Corp.
5.300%	02/01/2007	3,372,000	3,372,000
Wisconsin Gas Co.
5.290%	02/02/2007	3,341,000	3,340,509
			6,712,509

TOTAL SHORT-TERM INVESTMENTS
(Cost $35,879,162)			35,879,162

TOTAL INVESTMENTS — 115.0%
(Cost $183,266,931) (e)			$187,175,255

Other Assets/(Liabilities) — (15.0%)			(24,448,890)

NET ASSETS — 100.0%			$162,726,365

Notes to Portfolio of Investments

FRN - Floating Rate Note

(a)     Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $25,635,165 or 15.8% of net assets.

(b)     Denotes all or a portion of security on loan. (Note 2).

(c)     Amount represents shares owned of the fund.

(d)     Represents investments of security lending collateral. (Note 2).

(e)     See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Premier Balanced Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 64.7%
COMMON STOCK — 64.7%
Advertising — 0.3%
Monster Worldwide, Inc. (a)	100	4,941
Omnicom Group, Inc.	5,500	578,600
		583,541

Aerospace & Defense — 2.0%
The Boeing Co.	19,400	1,737,464
General Dynamics Corp.	3,200	250,080
Honeywell International, Inc.	6,300	287,847
Lockheed Martin Corp.	4,200	408,198
Northrop Grumman Corp.	2,700	191,538
Raytheon Co.	14,400	747,360
Rockwell Collins, Inc.	1,300	88,673
United Technologies Corp.	7,800	530,556
		4,241,716

Air Transportation — 0.0%
Southwest Airlines Co.	500	7,550

Apparel, Textiles & Shoes — 1.0%
Coach, Inc. (a)	100	4,586
The Gap, Inc.	41,400	793,638
Jones Apparel Group, Inc.	24,000	819,840
Liz Claiborne, Inc.	800	35,520
Nike, Inc. Cl. B	1,200	118,572
Nordstrom, Inc.	8,000	445,680
VF Corp.	700	53,109
		2,270,945

Automotive & Parts — 0.4%
AutoNation, Inc. (a)	100	2,245
Ford Motor Co. (b)	9,600	78,048
General Motors Corp.	21,300	699,492
Harley-Davidson, Inc.	1,400	95,578
Paccar, Inc.	100	6,687
		882,050

Banking, Savings & Loans — 5.4%
Bank of America Corp.	54,164	2,847,943
The Bank of New York Co., Inc.	3,300	132,033
BB&T Corp.	3,900	164,814
Capital One Financial Corp.	8,942	718,937
Comerica, Inc.	1,200	71,160
Compass Bancshares, Inc.	600	36,540
Fannie Mae	7,000	395,710
Fifth Third Bancorp	4,000	159,600
Freddie Mac	5,000	324,650
JP Morgan Chase & Co.	43,700	2,225,641
KeyCorp	2,900	110,693
M&T Bank Corp.	600	72,786
Marshall and Ilsley Corp.	1,900	89,414

1

Mellon Financial Corp.	3,100	132,494
National City Corp.	17,800	673,730
Regions Financial Corp.	18,597	674,327
SLM Corp. (b)	3,000	137,880
Sovereign Bancorp, Inc. (b)	2,500	61,625
SunTrust Banks, Inc.	2,600	216,060
Synovus Financial Corp.	3,000	95,790
U.S. Bancorp	12,500	445,000
Wachovia Corp.	13,590	767,835
Washington Mutual, Inc. (b)	3,985	177,691
Wells Fargo & Co.	24,000	862,080
		11,594,433

Beverages — 0.9%
Anheuser-Busch Cos., Inc.	6,000	305,820
The Coca-Cola Co.	15,800	756,504
Coca-Cola Enterprises, Inc.	1,300	26,676
Molson Coors Brewing Co. Cl. B	10,100	816,080
The Pepsi Bottling Group, Inc.	1,700	53,771
PepsiCo, Inc.	900	58,716
		2,017,567

Broadcasting, Publishing & Printing — 1.6%
CBS Corp. Cl. B	6,100	190,137
Clear Channel Communications, Inc.	3,900	141,648
Comcast Corp. Cl. A (a)	23,400	1,037,088
The DIRECTV Group, Inc. (a)	11,100	270,729
Gannett Co., Inc.	1,900	110,466
The McGraw-Hill Companies, Inc.	12,100	811,668
Meredith Corp.	600	35,376
The Scripps (E.W.) Co. Cl. A	900	43,947
Time Warner, Inc.	30,800	673,596
Tribune Co.	2,200	67,188
		3,381,843

Building Materials & Construction — 0.1%
Masco Corp. (b)	3,100	99,169
Vulcan Materials Co. (b)	600	61,104
		160,273

Chemicals — 0.8%
Dow Chemical Co.	7,100	294,934
Du Pont (E.I.) de Nemours & Co.	6,800	337,008
Hercules, Inc. (a)	31,200	611,832
International Flavors & Fragrances, Inc.	3,400	164,832
Monsanto Co.	2,500	137,725
PPG Industries, Inc.	1,300	86,177
Praxair, Inc.	1,400	88,284
Rohm & Haas Co.	1,100	57,266
		1,778,058

Commercial Services — 1.3%
Allied Waste Industries, Inc. (a)	4,700	60,113
Cintas Corp.	700	28,805
Convergys Corp. (a)	30,600	796,824

2

eBay, Inc. (a)	9,000	291,510
Ecolab, Inc. (b)	1,200	52,680
Equifax, Inc.	900	37,377
Fluor Corp. (b)	100	8,260
Moody’s Corp.	2,100	150,276
Paychex, Inc.	2,600	104,026
PerkinElmer, Inc.	1,700	40,579
Quest Diagnostics	3,700	194,176
Robert Half International, Inc. (b)	300	12,210
Ryder System, Inc.	11,500	627,210
Waste Management, Inc.	9,400	357,012
Western Union	100	2,234
		2,763,292

Communications — 0.2%
Avaya, Inc. (a)	9,800	125,734
Citizens Communications Co.	2,400	35,184
L-3 Communications Holdings, Inc.	1,000	82,340
Motorola, Inc.	1,900	37,715
Network Appliance, Inc. (a)	2,900	109,040
Qualcomm, Inc.	1,900	71,554
Tellabs, Inc. (a)	100	1,007
		462,574

Computer Integrated Systems Design — 0.1%
Autodesk, Inc. (a)	1,100	48,092
Computer Sciences Corp. (a)	1,300	68,198
Sun Microsystems, Inc. (a)	27,200	180,608
		296,898

Computer Programming Services — 0.2%
VeriSign, Inc. (a)	21,700	518,630

Computer Related Services — 0.0%
IAC/InterActiveCorp (a)	1,800	69,120

Computers & Information — 3.5%
Apple, Inc. (a)	6,600	565,818
Cisco Systems, Inc. (a)	99,400	2,643,046
Dell, Inc. (a)	26,800	649,900
EMC Corp. (a)	17,000	237,830
International Business Machines Corp.	27,100	2,686,965
International Game Technology	1,500	65,190
Jabil Circuit, Inc.	100	2,399
Lexmark International, Inc. Cl. A (a)	10,900	687,027
SanDisk Corp. (a)	100	4,020
		7,542,195

Computers & Office Equipment — 1.3%
Electronic Data Systems Corp.	3,900	102,609
Hewlett-Packard Co.	56,300	2,436,664
Pitney Bowes, Inc.	1,800	86,166
Xerox Corp. (a)	11,400	196,080
		2,821,519

3

Containers — 0.4%
Bemis Co., Inc.	800	27,128
Pactiv Corp. (a)	21,300	690,972
Sealed Air Corp.	600	39,540
Temple-Inland, Inc.	800	39,952
		797,592

Cosmetics & Personal Care — 1.2%
Avon Products, Inc.	3,500	120,365
Colgate-Palmolive Co.	4,000	273,200
The Estee Lauder Cos., Inc. Cl. A	3,900	185,250
Kimberly-Clark Corp.	3,600	249,840
The Procter & Gamble Co.	28,318	1,836,989
		2,665,644

Data Processing & Preparation — 0.3%
Affiliated Computer Services, Inc. Cl. A (a)	800	39,192
Automatic Data Processing, Inc.	4,200	200,424
First Data Corp.	3,500	87,010
Fiserv, Inc. (a)	1,400	73,598
IMS Health, Inc.	6,700	193,362
NCR Corp. (a)	1,400	66,346
		659,932

Electric Utilities — 1.8%
AES Corp. (a)	1,400	29,106
Ameren Corp.	1,400	74,354
American Electric Power Co., Inc.	2,700	117,531
CenterPoint Energy, Inc. (b)	8,400	144,984
Consolidated Edison, Inc. (b)	1,800	86,904
Constellation Energy Group, Inc.	1,300	94,315
DTE Energy Co.	14,700	681,639
Duke Energy Corp.	8,464	166,656
Edison International	10,900	490,282
Entergy Corp.	1,400	129,990
FirstEnergy Corp.	3,300	195,789
FPL Group, Inc.	2,800	158,620
NiSource, Inc.	5,300	126,140
PG&E Corp.	14,800	690,864
Pinnacle West Capital Corp.	2,100	102,459
PPL Corp.	2,600	92,560
Progress Energy, Inc.	1,800	85,572
Public Service Enterprise Group, Inc.	1,700	113,951
Southern Co.	5,000	182,650
TXU Corp.	3,100	167,648
		3,932,014

Electrical Equipment & Electronics — 2.9%
Advanced Micro Devices, Inc. (a) (b)	800	12,440
Altera Corp. (a)	2,800	56,140
Analog Devices, Inc.	100	3,275
Broadcom Corp. Cl. A (a)	800	25,536
Emerson Electric Co.	6,200	278,814
General Electric Co.	79,900	2,880,395
Intel Corp.	18,200	381,472

4

JDS Uniphase Corp. (a) (b)	125	2,223
Johnson Controls, Inc.	1,000	92,460
KLA-Tencor Corp.	100	4,923
Linear Technology Corp.	100	3,095
LSI Logic Corp. (a)	87,900	826,260
Maxim Integrated Products, Inc.	100	3,080
Micron Technology, Inc. (a)	4,500	58,275
Molex, Inc.	100	2,939
National Semiconductor Corp.	1,400	32,382
Novellus Systems, Inc. (a)	24,600	758,418
Nvidia Corp. (a)	21,200	649,780
QLogic Corp. (a)	2,000	36,600
Rockwell Automation, Inc.	800	48,968
Texas Instruments, Inc.	1,200	37,428
Xilinx, Inc. (b)	1,600	38,880
		6,233,783

Energy — 6.3%
Anadarko Petroleum Corp.	16,400	717,500
Ashland, Inc.	11,400	792,870
BJ Services Co.	100	2,766
Chesapeake Energy Corp. (b)	3,200	94,752
Chevron Corp.	18,585	1,354,475
ConocoPhillips Co.	12,774	848,321
Devon Energy Corp.	200	14,018
El Paso Corp.	10,600	164,512
EOG Resources, Inc. (b)	100	6,913
Exxon Mobil Corp.	63,400	4,697,940
Halliburton Co.	29,000	856,660
KeySpan Corp.	1,400	57,120
Kinder Morgan, Inc.	1,800	190,800
Marathon Oil Corp.	9,700	876,298
Nabors Industries Ltd. (a)	300	9,084
National Oilwell Varco, Inc. (a)	3,100	187,984
Nicor, Inc.	15,200	691,600
Occidental Petroleum Corp.	6,700	310,612
Schlumberger Ltd.	700	44,443
Sempra Energy	2,700	154,926
Spectra Energy Corp. (b)	7,432	194,124
Sunoco, Inc.	1,000	63,130
Transocean, Inc. (a)	3,100	239,847
Valero Energy Corp.	4,700	255,116
Weatherford International Ltd. (a)	200	8,076
The Williams Cos., Inc.	300	8,097
Xcel Energy, Inc.	31,300	730,229
XTO Energy, Inc.	100	5,047
		13,577,260

Entertainment & Leisure — 0.8%
The Walt Disney Co.	49,300	1,733,881

Financial Services — 4.8%
American Express Co.	5,400	314,388
Ameriprise Financial, Inc.	1,740	102,590
Apartment Investment & Management Co. Cl. A	500	31,315

5

Archstone-Smith Trust REIT	1,700	107,457
The Bear Stearns Cos., Inc.	4,600	758,310
Chicago Mercantile Exchange Holdings, Inc. Cl. A	200	112,660
CIT Group, Inc.	13,300	784,168
Citigroup, Inc.	45,500	2,508,415
Countrywide Financial Corp.	4,498	195,573
E*TRADE Financial Corp. (a)	1,900	46,322
Fidelity National Information Services, Inc.	1,100	46,772
Franklin Resources, Inc.	800	95,288
The Goldman Sachs Group, Inc.	9,300	1,973,088
Huntington Bancshares, Inc.	1,700	39,576
Janus Capital Group, Inc.	400	8,192
Legg Mason, Inc.	100	10,485
Lehman Brothers Holdings, Inc.	14,500	1,192,480
Merrill Lynch & Co., Inc.	9,800	916,888
Morgan Stanley	11,700	968,643
PNC Financial Services Group, Inc.	2,100	154,917
The Charles Schwab Corp.	400	7,568
T. Rowe Price Group, Inc.	500	23,995
		10,399,090

Food Retailers — 0.0%
SUPERVALU, INC.	1,600	60,768

Foods — 1.6%
Campbell Soup Co.	19,300	742,664
ConAgra Foods, Inc.	27,400	704,454
Dean Foods Co. (a)	1,100	48,675
General Mills, Inc.	12,200	698,328
Heinz (H. J.) Co.	2,600	122,512
The Kroger Co.	6,000	153,600
McCormick & Co., Inc.	1,600	62,464
Safeway, Inc.	3,700	133,311
Sara Lee Corp.	44,200	758,030
		3,424,038

Forest Products & Paper — 0.0%
International Paper Co.	100	3,370
Plum Creek Timber Co., Inc.	1,300	52,325
Weyerhaeuser Co.	100	7,500
		63,195

Healthcare — 0.4%
Caremark Rx, Inc.	2,100	128,646
Coventry Health Care, Inc. (a)	50	2,578
Express Scripts, Inc. (a)	1,100	76,472
Laboratory Corp. of America Holdings (a)	7,800	572,832
Manor Care, Inc.	900	47,916
		828,444

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp. (b)	900	48,321
D.R. Horton, Inc.	100	2,906
Harman International Industries, Inc.	100	9,457

6

Leggett & Platt, Inc. (b)	1,000	24,240
Lennar Corp. Cl. A	400	21,752
Pulte Homes, Inc.	100	3,434
Whirlpool Corp. (b)	300	27,429
		137,539

Household Products — 0.3%
The Black & Decker Corp.	400	34,912
The Clorox Co.	1,200	78,504
Newell Rubbermaid, Inc.	1,500	44,310
The Sherwin-Williams Co.	1,000	69,100
Snap-on, Inc.	9,000	433,890
The Stanley Works	500	28,630
		689,346

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	600	46,590

Industrial - Diversified — 0.9%
3M Co.	5,700	423,510
Cooper Industries Ltd. Cl. A	1,700	155,363
Corning, Inc. (a)	1,500	31,260
Danaher Corp.	2,800	207,368
Eaton Corp.	7,700	603,295
Illinois Tool Works, Inc.	100	5,099
ITT Corp.	1,400	83,510
Textron, Inc.	500	46,585
Tyco International Ltd.	15,389	490,601
		2,046,591

Information Retrieval Services — 0.1%
Google, Inc. Cl. A (a)	300	150,390
Juniper Networks, Inc. (a)	2,700	48,924
Yahoo!, Inc. (a) (b)	1,300	36,803
		236,117

Insurance — 5.2%
ACE Ltd.	2,500	144,450
Aetna, Inc.	17,500	737,800
Allstate Corp.	7,100	427,136
Ambac Financial Group, Inc.	1,400	123,340
American International Group, Inc.	35,400	2,423,130
Aon Corp.	2,400	86,064
Chubb Corp.	8,100	421,524
Cigna Corp.	5,700	754,680
Cincinnati Financial Corp.	1,314	58,788
Genworth Financial, Inc. Cl. A	3,400	118,660
The Hartford Financial Services Group, Inc.	2,400	227,784
Lincoln National Corp.	2,206	148,111
Loews Corp. (b)	3,500	152,110
Marsh & McLennan Cos., Inc.	4,200	123,900
MBIA, Inc.	1,700	122,111
Metlife, Inc.	20,700	1,285,884
MGIC Investment Corp. (b)	700	43,204
Principal Financial Group, Inc.	2,100	129,381

7

Progressive Corp.	5,800	134,502
Prudential Financial, Inc.	13,500	1,203,255
Safeco Corp.	12,000	768,120
St. Paul Travelers Cos	20,322	1,033,374
Torchmark Corp.	800	51,992
Unum Group (b)	3,300	72,600
WellPoint, Inc. (a)	5,000	391,900
XL Capital Ltd. Cl. A	1,400	96,600
		11,280,400

Lodging — 0.4%
Hilton Hotels Corp.	1,800	63,702
Marriott International, Inc. Cl. A	400	19,256
Starwood Hotels & Resorts Worldwide, Inc.	1,700	106,386
Wyndham Worldwide Corp. (a)	18,340	572,208
		761,552

Machinery & Components — 0.4%
Baker Hughes, Inc.	100	6,903
Caterpillar, Inc.	300	19,221
Cummins, Inc.	500	67,280
Deere & Co.	100	10,028
Dover Corp.	1,600	79,360
Ingersoll-Rand Co. Ltd. Cl. A	2,400	102,912
Pall Corp.	1,500	52,140
Parker Hannifin Corp.	7,400	612,424
		950,268

Manufacturing — 0.2%
American Standard Cos., Inc.	1,300	64,207
Applied Materials, Inc. (b)	11,400	202,122
Avery Dennison Corp.	2,200	150,392
Terex Corp. (a)	700	39,823
		456,544

Medical Supplies — 1.0%
Agilent Technologies, Inc. (a)	100	3,200
Applera Corp. - Applied Biosystems Group	1,700	59,092
Bard (C.R.), Inc.	700	57,764
Bausch & Lomb, Inc. (b)	700	38,976
Baxter International, Inc.	15,100	749,866
Becton, Dickinson & Co.	1,400	107,716
Boston Scientific Corp. (a)	500	9,225
Tektronix, Inc.	1,000	28,270
Thermo Fisher Scientific, Inc. (a)	15,900	760,815
Waters Corp. (a)	1,000	56,690
Zimmer Holdings, Inc. (a)	2,200	185,284
		2,056,898

Metals & Mining — 1.0%
Alcoa, Inc.	400	12,920
Allegheny Technologies, Inc.	100	10,349
CONSOL Energy, Inc.	100	3,443
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,600	92,016
Nucor Corp.	11,700	755,118

8

Phelps Dodge Corp.	2,400	296,640
United States Steel Corp.	11,200	935,088
		2,105,574

Pharmaceuticals — 5.1%
Abbott Laboratories	12,700	673,100
AmerisourceBergen Corp.	16,700	874,746
Amgen, Inc. (a)	9,700	682,589
Biogen Idec, Inc. (a)	15,800	763,772
Cardinal Health, Inc.	3,100	221,402
Celgene Corp. (a)	100	5,368
Forest Laboratories, Inc. (a) (b)	14,500	813,595
Johnson & Johnson	29,100	1,943,880
King Pharmaceuticals, Inc. (a)	3,100	55,366
McKesson Corp.	12,400	691,300
Medco Health Solutions, Inc. (a)	1,800	106,578
Merck & Co., Inc.	43,700	1,955,575
Mylan Laboratories, Inc.	2,500	55,350
Pfizer, Inc.	72,000	1,889,280
Sigma-Aldrich Corp.	1,400	53,130
Watson Pharmaceutical, Inc. (a)	8,000	217,760
		11,002,791

Photography Equipment/Supplies — 0.3%
Eastman Kodak Co. (b)	26,200	677,532

Prepackaged Software — 2.4%
Adobe Systems, Inc. (a)	4,400	171,028
BMC Software, Inc. (a)	24,600	845,994
CA, Inc.	3,162	77,627
Citrix Systems, Inc. (a)	2,000	63,340
Compuware Corp. (a)	4,100	36,777
Electronic Arts, Inc. (a)	1,100	55,000
Intuit, Inc. (a)	2,700	84,915
Microsoft Corp.	78,000	2,407,080
Oracle Corp. (a)	83,900	1,439,724
Symantec Corp. (a)	7,100	125,741
		5,307,226

Real Estate — 0.2%
Boston Properties, Inc.	900	113,481
Equity Residential REIT	1,400	78,792
ProLogis	1,600	104,000
Realogy Corp. (a)	1,675	50,083
Vornado Realty Trust	1,400	171,290
		517,646

Restaurants — 0.3%
Darden Restaurants, Inc.	1,200	46,968
McDonald’s Corp.	9,600	425,760
Yum! Brands, Inc.	3,200	192,032
		664,760

Retail — 2.4%
Amazon.com, Inc. (a) (b)	200	7,534

9

AutoZone, Inc. (a)	7,000	879,410
Best Buy Co., Inc.	3,400	171,360
Big Lots, Inc. (a)	33,900	879,027
Circuit City Stores, Inc.	100	2,041
CVS Corp.	200	6,730
Dillards, Inc. Cl. A	400	13,736
Family Dollar Stores, Inc.	1,300	42,120
Federated Department Stores, Inc.	4,392	182,224
The Home Depot, Inc.	500	20,370
J.C. Penney Co., Inc.	1,900	154,356
Kohl’s Corp. (a)	12,600	893,466
Lowe’s Companies, Inc.	300	10,113
Office Depot, Inc. (a)	21,000	785,190
OfficeMax, Inc.	900	43,461
Sears Holdings Corp. (a)	700	123,655
Staples, Inc.	3,600	92,592
Target Corp.	4,300	263,848
The TJX Cos., Inc.	5,800	171,506
Walgreen Co.	8,200	371,460
Wal-Mart Stores, Inc.	3,200	152,608
		5,266,807

Telephone Utilities — 2.8%
Alltel Corp.	4,400	269,676
AT&T, Inc.	72,427	2,725,428
CenturyTel, Inc.	17,000	762,280
Embarq Corp.	9,596	532,674
Qwest Communications International, Inc. (a) (b)	11,500	93,725
Sprint Nextel Corp.	20,735	369,705
Verizon Communications, Inc.	20,968	807,687
Windstream Corp.	40,200	598,176
		6,159,351

Tobacco — 0.8%
Altria Group, Inc.	18,200	1,590,498
Reynolds American, Inc.	1,400	90,300
UST, Inc.	1,300	74,672
		1,755,470

Toys, Games — 0.4%
Hasbro, Inc.	9,000	255,600
Mattel, Inc.	23,700	577,332
		832,932

Transportation — 0.8%
Burlington Northern Santa Fe Corp.	200	16,072
CSX Corp.	4,700	172,913
FedEx Corp.	6,800	750,720
Norfolk Southern Corp.	4,300	213,495
Union Pacific Corp.	4,700	474,700
		1,627,900

Travel — 0.0%
Sabre Holdings Corp. Cl. A	1,000	32,310

10

TOTAL COMMON STOCK
(Cost $127,410,481)	140,379,989

TOTAL EQUITIES
(Cost $127,410,481)	140,379,989

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (c)	5,100	0

TOTAL RIGHTS
(Cost $0)		0

		Principal	Market
		Amount	Value
BONDS & NOTES — 27.8%
ASSET BACKED SECURITIES — 0.4%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	483,123	459,547
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	115,970	123,363
Travelers Funding Ltd., Series 1A, Class A1 (d)
6.300%	02/18/2014	213,404	213,831
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	29,263	29,203

TOTAL ASSET BACKED SECURITIES (Cost $837,836)			825,944

CORPORATE DEBT — 10.4%
Air Transportation — 0.0%

US Airways, Inc., Class B (e)
7.500%	04/15/2008	434,841	4

Apparel, Textiles & Shoes — 0.1%

Kellwood Co.
7.625%	10/15/2017	15,000	13,643
Kellwood Co.
7.875%	07/15/2009	50,000	50,562
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	85,000	87,969
			152,174

Automotive & Parts — 0.3%

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	530,000	519,024

11

DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	145,000	144,835
General Motors Corp. (b)
8.375%	07/15/2033	25,000	23,531
			687,390

Banking, Savings & Loans — 0.8%

Ametek, Inc.
7.200%	07/15/2008	280,000	284,999
Bank of America Corp.
4.250%	10/01/2010	225,000	217,034
CIT Group, Inc.
7.375%	04/02/2007	250,000	250,770
Kern River Funding Corp. (d)
4.893%	04/30/2018	168,000	162,199
Morgan Stanley
5.450%	01/09/2017	60,000	58,718
Residential Capital Corp.
6.125%	11/21/2008	145,000	145,481
SLM Corp.
5.000%	10/01/2013	65,000	63,063
SLM Corp.
5.625%	08/01/2033	80,000	75,589
Wachovia Corp.
5.300%	10/15/2011	165,000	165,076
Washington Mutual Bank
5.650%	08/15/2014	180,000	179,452
Wells Fargo & Co.
4.125%	03/10/2008	125,000	123,260
Xstrata Finance Canada (d)
5.800%	11/15/2016	45,000	44,717
			1,770,358

Beverages — 0.1%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	75,000	71,670
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	50,000	51,562
Constellation Brands, Inc.
8.000%	02/15/2008	55,000	56,124
			179,356

Broadcasting, Publishing & Printing — 1.3%

Belo Corp.
6.750%	05/30/2013	200,000	205,377
Belo Corp.
8.000%	11/01/2008	100,000	103,676
Clear Channel Communications, Inc.
4.250%	05/15/2009	150,000	144,896
Comcast Cable Communications, Inc.
8.375%	05/01/2007	750,000	755,446
Cox Communications, Inc.
4.625%	01/15/2010	495,000	483,791

12

Cox Communications, Inc.
6.750%	03/15/2011	200,000	208,401
Dow Jones & Co., Inc.
3.875%	02/15/2008	220,000	215,391
Knight-Ridder, Inc.
7.125%	06/01/2011	30,000	31,509
Rogers Cable, Inc.
5.500%	03/15/2014	60,000	57,377
Scholastic Corp.
5.000%	04/15/2013	70,000	61,815
Shaw Communications, Inc.
8.250%	04/11/2010	190,000	201,875
Time Warner Inc.
5.875%	11/15/2016	125,000	124,720
USA Interactive
7.000%	01/15/2013	65,000	67,351
Viacom Inc.
6.625%	05/15/2011	120,000	123,735
			2,785,360

Building Materials & Construction — 0.2%

Chemed Corp.
8.750%	02/24/2011	130,000	133,737
Vulcan Materials Co.
6.000%	04/01/2009	250,000	253,044
			386,781

Chemicals — 0.4%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	170,000	169,852
Cytec Industries, Inc.
5.500%	10/01/2010	90,000	89,114
ICI Wilmington, Inc.
7.050%	09/15/2007	150,000	151,178
Lubrizol Corp.
4.625%	10/01/2009	130,000	127,112
Lubrizol Corp.
5.875%	12/01/2008	90,000	90,312
Sealed Air Corp. (d)
6.875%	07/15/2033	40,000	39,733
Sensient Technologies
6.500%	04/01/2009	90,000	89,250
Vale Overseas Ltd.
6.250%	01/23/2017	65,000	65,122
Vale Overseas Ltd.
6.875%	11/21/2036	60,000	61,066
			882,739

Commercial Services — 0.1%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	80,000	77,600

13

Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	100,000	97,994
			175,594

Communications — 0.1%

Echostar DBS Corp.
7.125%	02/01/2016	110,000	110,412
Viacom Inc.
6.250%	04/30/2016	40,000	39,846
			150,258

Computer Programming Services — 0.0%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	90,000	89,999

Data Processing & Preparation — 0.0%

Certegy, Inc.
4.750%	09/15/2008	60,000	57,979

Electric Utilities — 1.6%

Allegheny Energy Supply Co. LLC (d)
8.250%	04/15/2012	75,000	81,750
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	290,000	290,687
Consumers Energy Co.
4.400%	08/15/2009	55,000	53,515
Duke Energy Field Services Corp.
7.875%	08/16/2010	550,000	588,334
Elwood Energy LLC
8.159%	07/05/2026	94,398	99,581
Entergy Gulf States, Inc.
5.250%	08/01/2015	275,000	259,108
Homer City Funding LLC
8.734%	10/01/2026	122,188	140,363
Ipalco Enterprises, Inc.
8.375%	11/14/2008	255,000	263,287
Kansas Gas & Electric Co.
5.647%	03/29/2021	85,000	82,265
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	268,355
MidAmerican Funding LLC
6.750%	03/01/2011	45,000	47,023
Monongahela Power Co.
6.700%	06/15/2014	110,000	116,163
Nevada Power Co., Series L
5.875%	01/15/2015	120,000	119,402
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	175,000	176,900
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	28,000	28,665
Tampa Electric Co.
5.375%	08/15/2007	190,000	189,797

14

Tenaska Oklahoma (d)
6.528%	12/30/2014	131,429	128,225
TransAlta Corp.
5.750%	12/15/2013	250,000	249,643
Tri-State Generation & Transmission Association, Series 2003, Class A (d)
6.040%	01/31/2018	120,000	119,826
Tri-State Generation & Transmission Association, Series 2003, Class B (d)
7.144%	07/31/2033	135,000	144,378
TXU Energy Co.
7.000%	03/15/2013	55,000	57,563
			3,504,830

Electrical Equipment & Electronics — 0.1%

Anixter, Inc.
5.950%	03/01/2015	130,000	123,012
Thomas & Betts Corp.
6.625%	05/07/2008	75,000	75,571
Thomas & Betts Corp., Series B
6.390%	02/10/2009	55,000	55,725
			254,308

Energy — 0.8%

Australian Gas Light Co. Ltd (d)
6.400%	04/15/2008	190,000	191,336
Boardwalk Pipelines LLC
5.500%	02/01/2017	40,000	38,455
Chesapeake Energy Corp.
6.500%	08/15/2017	80,000	76,400
Colonial Pipeline Co. (d)
7.630%	04/15/2032	200,000	245,828
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	65,000	66,872
Enterprise Products Operating LP
7.500%	02/01/2011	35,000	37,258
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	15,000	14,830
Gulf South Pipeline Co. LP (d)
5.050%	02/01/2015	40,000	38,079
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	25,000	25,074
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	25,000	25,032
Mobil Corp.
8.625%	08/15/2021	275,000	362,453
OAO Gazprom (d)
9.625%	03/01/2013	75,000	88,125
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	100,000	99,582
Plains All American Pipeline Co.
5.625%	12/15/2013	140,000	138,405

15

The Premcor Refining Group, Inc.
6.750%	05/01/2014	60,000	61,739
Southwest Gas Corp.
8.375%	02/15/2011	50,000	54,145
XTO Energy, Inc.
4.900%	02/01/2014	225,000	213,374
			1,776,987

Entertainment & Leisure — 0.0%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	100,000	98,299

Financial Services — 1.9%

American Honda Finance Corp. (d)
3.850%	11/06/2008	175,000	170,652
Bombardier Capital, Inc. (d)
6.750%	05/01/2012	65,000	63,781
Brandywine Operating Partnership LP
5.625%	12/15/2010	70,000	70,127
Countrywide Home Loans, Inc.
3.250%	05/21/2008	250,000	243,362
Emerald Investment Grade CBO Ltd. FRN (d)
5.880%	05/24/2011	468,335	468,481
ERAC USA Finance Co. (d)
6.700%	06/01/2034	85,000	89,664
ERAC USA Finance Co. (d)
6.750%	05/15/2007	250,000	250,763
Foster’s Finance Corp. (d)
6.875%	06/15/2011	225,000	234,884
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	195,609
General Electric Capital Corp.
5.375%	10/20/2016	100,000	99,325
Glencore Funding LLC (d)
6.000%	04/15/2014	150,000	145,257
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	225,000	219,512
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	65,000	65,548
Household Finance Corp.
4.125%	12/15/2008	250,000	244,954
Household Finance Corp.
6.375%	10/15/2011	100,000	104,067
iStar Financial, Inc. REIT
7.000%	03/15/2008	75,000	76,030
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	45,000	44,418
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	80,000	78,757
Kimco Realty Corp., Series B
7.860%	11/01/2007	350,000	355,075
Lazard Group LLC
7.125%	05/15/2015	70,000	73,030

16

Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	30,000	30,017
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	100,000	103,361
Prologis
5.250%	11/15/2010	145,000	143,766
Senior Housing Properties Trust REIT
8.625%	01/15/2012	25,000	27,125
Sprint Capital Corp.
6.900%	05/01/2019	60,000	61,467
Telecom Italia Capital SA
6.000%	09/30/2034	75,000	66,666
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	75,000	73,576
Verizon Global Funding Corp.
7.750%	12/01/2030	140,000	162,832
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	210,000	226,658
			4,188,764

Food Retailers — 0.1%

SuperValu, Inc.
7.875%	08/01/2009	120,000	125,090

Foods — 0.1%

Sara Lee Corp.
3.875%	06/15/2013	35,000	31,020
Smithfield Foods, Inc.
7.000%	08/01/2011	230,000	229,713
			260,733

Forest Products & Paper — 0.2%

Packaging Corp. of America
5.750%	08/01/2013	70,000	68,083
Rock-Tenn Co.
8.200%	08/15/2011	255,000	269,981
			338,064

Healthcare — 0.0%

HCA, Inc.
6.950%	05/01/2012	110,000	104,363

Heavy Construction — 0.0%

Lennar Corp., Series B
6.500%	04/15/2016	40,000	40,620

17

Heavy Machinery — 0.3%

Briggs & Stratton Corp.
8.875%	03/15/2011	140,000	150,616
Idex Corp.
6.875%	02/15/2008	100,000	100,270
Pentair, Inc.
7.850%	10/15/2009	175,000	183,865
Timken Co.
5.750%	02/15/2010	135,000	133,194
Toro Co.
7.800%	06/15/2027	40,000	42,185
			610,130

Home Construction, Furnishings & Appliances — 0.1%

Beazer Homes USA
6.875%	07/15/2015	35,000	33,688
D.R. Horton, Inc.
4.875%	01/15/2010	25,000	24,472
K. Hovnanian Enterprises
7.500%	05/15/2016	50,000	50,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	100,000	95,657
			203,817

Industrial - Diversified — 0.3%

American Standard, Inc.
7.625%	02/15/2010	200,000	210,130
Leucadia National Corp.
7.750%	08/15/2013	350,000	367,500
			577,630

Lodging — 0.3%

Hilton Hotels Corp. (b)
7.200%	12/15/2009	100,000	102,690
Marriot International
6.200%	06/15/2016	180,000	181,636
MGM Mirage
6.000%	10/01/2009	60,000	59,775
MGM Mirage
6.750%	09/01/2012	200,000	198,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	105,000	112,180
			654,781

Medical Supplies — 0.5%

Millipore Corp.
7.500%	04/01/2007	1,000,000	1,002,201

Metals & Mining — 0.1%

18

Codelco, Inc (d)
6.150%	10/24/2036	65,000	66,110
Reliance Steel & Aluminum (d)
6.200%	11/15/2016	55,000	54,795
			120,905

Real Estate — 0.1%

First Industrial LP
7.600%	05/15/2007	175,000	175,995

Restaurants — 0.0%

Aramark Services, Inc.
7.000%	05/01/2007	60,000	60,145

Retail — 0.1%

J.C. Penney Co., Inc.
7.950%	04/01/2017	30,000	33,740
The May Department Stores Co.
3.950%	07/15/2007	100,000	99,165
			132,905

Telephone Utilities — 0.3%

Embarq Corp.
7.082%	06/01/2016	155,000	157,491
Qwest Corp.
8.875%	03/15/2012	80,000	88,800
Rogers Wireless Communications, Inc. (b)
6.375%	03/01/2014	100,000	100,125
Sprint Capital Corp.
6.125%	11/15/2008	270,000	272,889
Sprint Nextel Corp.
6.000%	12/01/2016	130,000	126,384
			745,689

Transportation — 0.1%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	130,000	140,338
CSX Corp.
7.250%	05/01/2027	10,000	11,287
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	45,000	42,606
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	120,777
			315,008

TOTAL CORPORATE DEBT
(Cost $23,026,993)			22,609,256

19

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	338,872	322,338
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	114,846	128,053
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	15,387	15,446
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
5.628%	09/25/2033	65,695	65,551
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN
4.535%	02/25/2034	72,247	72,724
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	30,734	30,632
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	73,416	72,419
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	53,515	53,242
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.536%	08/25/2034	125,753	129,267
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
4.478%	08/25/2034	232,599	233,376
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	567,995	540,263
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A VRN
6.439%	07/25/2033	35,427	35,377
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A VRN
6.022%	02/25/2034	26,118	26,131
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
7.481%	02/25/2034	6,011	6,087
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (d)
6.920%	02/03/2014	1,000,000	1,027,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
5.502%	03/25/2034	94,189	94,805
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.600%	06/25/2032	52,247	52,046
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	356,980	347,944
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN
5.000%	10/31/2036	475,000	468,840

20

Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	145,901	152,915
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	161,741	162,847
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	70,347	70,991
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	666,620	634,097
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
6.283%	04/25/2044	178,761	181,254
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.225%	09/25/2034	327,847	321,237
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN
4.109%	06/25/2035	370,408	362,751

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,655,847)			5,608,557

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Sovereign Debt Obligations
Province of Ontario
4.750%	01/19/2016	320,000	310,365
United Mexican States
5.625%	01/15/2017	245,000	241,815

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $552,747)			552,180

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.7%
Pass-Through Securities
FHLMC
4.000%	12/15/2009	325,000	315,818
FHLMC
5.500%	07/01/2020 - 03/01/2021	3,064,790	3,049,587
FHLMC
6.000%	09/01/2016 - 02/01/2018	104,489	105,808
FHLMC
6.500%	08/01/2016	27,529	28,100
FHLMC
8.000%	06/01/2027	66,438	69,449
FHLMC
9.000%	03/01/2017	6,546	6,819
Total Pass-Through Securities			3,575,581

21

Federal National Mortgage Association (FNMA) — 9.3%
Pass-Through Securities
FNMA
3.875%	02/15/2010	1,500,000	1,450,737
FNMA
4.500%	12/01/2020	2,226,332	2,136,583
FNMA
5.000%	09/01/2035	1,892,488	1,818,267
FNMA
5.500%	09/01/2019 - 04/01/2036	5,923,870	5,851,655
FNMA
6.000%	05/01/2016	38,402	38,892
FNMA
7.000%	01/01/2031 - 05/01/2031	63,238	65,454
FNMA
7.500%	10/01/2029 - 05/01/2030	106,332	110,119
FNMA
8.000%	03/01/2030 - 08/01/2031	42,465	44,363
FNMA TBA (f)
4.500%	02/01/2037	3,850,000	3,585,613
FNMA TBA (f)
5.000%	02/01/2037	1,700,000	1,631,734
FNMA TBA (f)
5.500%	02/01/2037	125,000	122,969
FNMA TBA (f)
6.500%	02/01/2037	3,275,000	3,330,266
Total Pass-Through Securities			20,186,652

Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA
7.000%	08/15/2023 - 08/15/2032	65,872	68,346
GNMA
7.500%	05/15/2007 - 06/15/2017	56,984	58,971
GNMA
8.000%	09/15/2007 - 07/15/2008	4,503	4,532
GNMA
9.000%	12/15/2008 - 05/15/2009	23,535	24,122
Total Pass-Through Securities			155,971

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	91,747	88,019

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,125,074)			24,006,223

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds — 1.8%
U.S. Treasury Bond (b) (g)
6.125%	08/15/2029	3,230,000	3,720,052
U.S. Treasury Bond (b)
6.875%	08/15/2025	140,000	170,997
			3,891,049

22

U.S. Treasury Notes — 1.2%
U.S. Treasury Inflation Index
2.500%	07/15/2016	658,555	664,868
U.S. Treasury Inflation Index
3.875%	01/15/2009	860,104	883,518
U.S. Treasury Note (b)
3.875%	05/15/2010	950,000	922,836
U.S. Treasury Note
4.375%	08/15/2012	30,000	29,409
U.S. Treasury Note
4.875%	05/31/2011	120,000	120,253
U.S. Treasury Note
4.875%	08/15/2016	85,000	85,252
			2,706,136

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,666,604)			6,597,185

TOTAL BONDS & NOTES
(Cost $60,865,101)			60,199,345

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	1,000,000	12,762

TOTAL OPTIONS
(Cost $13,400)		12,762

TOTAL LONG TERM INVESTMENTS
(Cost $188,288,982)		200,592,096

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.2%
Cash Equivalents — 3.9% (i)
American Beacon Funds Money Market Fund (h)
		344,961	344,961
Bank of America
5.270%	03/09/2007	169,679	169,679
Bank of America
5.310%	03/08/2007	169,679	169,679
Bank of America
5.320%	02/16/2007	50,904	50,904
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	339,359	339,359
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	220,583	220,583
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	169,679	169,679
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	84,840	84,840
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	152,712	152,712

23

Barclays Eurodollar Time Deposit
5.320%	02/13/2007	50,904	50,904
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	50,904	50,904
BGI Institutional Money Market Fund (h)
		157,725	157,725
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	509,039	509,039
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	254,519	254,519
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	84,840	84,840
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	84,840	84,840
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	312,210	312,210
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	254,519	254,519
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	84,840	84,840
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	203,616	203,616
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	339,359	339,359
Dreyfus Cash Management Plus Money Market Fund (h)
		74,659	74,659
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	27,042	27,042
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	254,519	254,519
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	254,519	254,519
Freddie Mac Agency Discount Note
5.161%	02/09/2007	44,278	44,278
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	101,808	101,808
Goldman Sachs Financial Square Prime Obligations Money Market Fund (h)
		76,078	76,078
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	135,744	135,744
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	254,519	254,519
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	101,808	101,808
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	152,712	152,712
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	271,487	271,487
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	305,423	305,423
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	152,712	152,712

24

Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	152,712	152,712
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	135,744	135,744
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	169,679	169,679
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	251,125	251,125
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	84,840	84,840
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	118,775	118,775
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	254,519	254,519
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	169,679	169,679
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	67,872	67,872
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	254,519	254,519
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	414,654	414,654
UBS AG Eurodollar Term
5.280%	03/23/2007	169,679	169,679
			8,540,816

Commercial Paper — 11.3%
Burlington Northern Santa Fe Corp.
5.300%	02/06/2007	950,000	949,301
Centex Corp.
5.300%	02/09/2007	556,000	555,345
CVS Corp.
5.320%	02/02/2007	975,000	974,856
DaimlerChrysler NA Holding Corp.
5.300%	02/15/2007	725,000	723,506
Danaher Corp.
5.240%	02/22/2007	595,000	593,181
Dominion Resources
5.310%	02/08/2007	1,470,000	1,468,482
Dominion Resources, Inc.
5.310%	02/16/2007	495,000	493,905
Dow Jones & Co., Inc.
5.330%	02/01/2007	800,000	800,000
DTE Capital Co.
5.310%	02/02/2007	1,535,000	1,534,774
Duke Energy Carolinas
5.290%	03/07/2007	427,000	424,867
Fortune Brands, Inc.
5.310%	03/14/2007	397,000	394,599
Hanson Finance PLC
5.300%	03/16/2007	750,000	745,252
ITT Industries, Inc.
5.300%	02/07/2007	689,000	688,391
John Deere Capital Co.
5.270%	02/20/2007	750,000	747,914

25

Kraft Foods, Inc.
5.290%	02/06/2007	1,540,000	1,538,868
Kraft Foods, Inc.
5.300%	02/12/2007	320,000	319,482
Lennar Corp.
5.300%	02/01/2007	830,000	830,000
Lennar Corp.
5.310%	02/09/2007	125,000	124,852
Lincoln National Corp.
5.260%	03/05/2007	718,000	714,643
Public Service Co. of Colorado
5.310%	02/05/2007	415,000	414,755
Rockwell Automation, Inc.
5.290%	02/01/2007	1,514,000	1,514,000
Ryder System, Inc.
5.300%	02/13/2007	750,000	748,675
South Carolina Electric & Gas
5.280%	02/21/2007	750,000	747,800
Southern Power Company
5.310%	02/23/2007	748,000	745,573
Textron Financial Corp.
5.290%	02/07/2007	1,519,000	1,517,661
Textron Fincial Corp.
5.280%	03/01/2007	602,000	599,528
Time Warner, Inc.
5.330%	02/08/2007	745,000	744,228
Wellpoint, Inc.
5.300%	02/05/2007	1,500,000	1,499,117
Wellpoint, Inc.
5.320%	02/14/2007	800,000	798,463
Whirlpool Corp.
5.300%	02/05/2007	424,000	423,750
			24,375,768

TOTAL SHORT-TERM INVESTMENTS
(Cost $32,916,584)			32,916,584

TOTAL INVESTMENTS — 107.7%
(Cost $221,205,566) (j)			$233,508,680

Other Assets/(Liabilities) — (7.7%)			(16,775,318)

NET ASSETS — 100.0%			$216,733,362

Notes to Portfolio of Investments

FRN - Floating Rate Note

REIT - Real Estate Investment Trust

TBA - To be announced

VRN - Variable Rate Note

26

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $4,070,338 or 1.9% of net assets.

(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MassMutual Premier Value Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.1%
COMMON STOCK
Aerospace & Defense — 7.2%
Alliant Techsystems, Inc. (a)	59,960	4,856,760
Rockwell Collins, Inc.	71,460	4,874,286
Spirit Aerosystems Holdings, Inc. Cl. A (a)	43,690	1,338,225
United Technologies Corp.	357,580	24,322,592
		35,391,863

Automotive & Parts — 1.9%
Navistar International Corp. (a)	212,480	9,400,115

Banking, Savings & Loans — 20.7%
Bank of America Corp.	238,840	12,558,207
Capital One Financial Corp.	121,730	9,787,092
Freddie Mac (b)	80,440	5,222,969
SLM Corp. (b)	157,850	7,254,786
UBS AG	384,182	24,207,308
Wachovia Corp. (b)	403,510	22,798,315
Wells Fargo & Co.	539,000	19,360,880
		101,189,557

Broadcasting, Publishing & Printing — 6.0%
Liberty Global, Inc. Cl. A (a)	252,633	7,594,148
Liberty Global, Inc. Cl. C (a)	761,199	21,488,648
		29,082,796

Building Materials & Construction — 2.2%
Martin Marietta Materials, Inc.	47,930	5,532,081
Vulcan Materials Co.	52,460	5,342,526
		10,874,607

Commercial Services — 4.5%
KBR, Inc. (a) (b)	4,490	105,201
Siemens AG Sponsored ADR (Germany)	196,126	21,717,032
		21,822,233

Computer Integrated Systems Design — 0.6%
Synopsys, Inc. (a)	115,615	3,075,359

Electric Utilities — 5.4%
CMS Energy Corp.	302,700	5,052,063
Exelon Corp.	242,470	14,545,775
PG&E Corp.	92,100	4,299,228
Reliant Energy, Inc. (a)	157,540	2,344,195
		26,241,261

Electrical Equipment & Electronics — 2.1%
Texas Instruments, Inc.	336,040	10,481,088

Energy — 9.3%
Exxon Mobil Corp.	326,550	24,197,355
Schlumberger Ltd.	79,610	5,054,439

1

Sempra Energy	86,570	4,967,387
Total SA Sponsored ADR (France)	161,700	11,003,685
		45,222,866

Entertainment & Leisure — 1.5%
News Corp., Inc. Cl. A	318,630	7,408,147

Financial Services — 2.1%
E*TRADE Financial Corp. (a) (b)	428,680	10,451,218

Food Retailers — 1.6%
SUPERVALU, INC.	205,800	7,816,284

Foods — 1.0%
ConAgra Foods, Inc.	189,810	4,880,015

Industrial - Diversified — 2.1%
Corning, Inc. (a)	493,380	10,282,039

Insurance — 7.9%
Everest Re Group Ltd.	205,790	19,261,944
Genworth Financial, Inc. Cl. A	153,130	5,344,237
Platinum Underwriters Holdings Ltd.	135,833	4,054,615
WellPoint, Inc. (a)	127,770	10,014,613
		38,675,409

Pharmaceuticals — 4.4%
Abbott Laboratories	48,320	2,560,960
Medco Health Solutions, Inc. (a)	91,910	5,441,991
Novartis AG ADR (Switzerland)	80,040	4,617,508
Sanofi-Aventis ADR (France)	205,989	9,079,995
		21,700,454

Prepackaged Software — 4.6%
Microsoft Corp.	159,300	4,915,998
Novell, Inc. (a)	818,860	5,936,735
Take-Two Interactive Software, Inc. (a) (b)	658,800	11,449,944
		22,302,677

Retail — 3.1%
Circuit City Stores, Inc.	222,700	4,545,307
Office Depot, Inc. (a)	157,710	5,896,777
Walgreen Co.	107,020	4,848,006
		15,290,090

Telephone Utilities — 2.1%
Sprint Nextel Corp.	278,390	4,963,694
Verizon Communications, Inc.	132,050	5,086,566
		10,050,260

Tobacco — 4.8%
Altria Group, Inc.	268,400	23,455,476

TOTAL EQUITIES
(Cost $419,217,890)		465,093,814

2

		Number of
		Shares	Market Value
WARRANTS - 0.0%
Financial Services
Raytheon Co. Warrants, Expires 6/16/2011 (a)		524	8,672

TOTAL WARRANTS
(Cost $0)			8,672

TOTAL LONG TERM INVESTMENTS
(Cost $419,217,890)			465,102,486

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.8%
Cash Equivalents — 6.1% (d)
American Beacon Funds Money Market Fund (c)		1,192,826	1,192,826

Bank of America
5.270%	03/09/2007	586,722	586,722
Bank of America
5.310%	03/08/2007	586,722	586,721
Bank of America
5.320%	02/16/2007	176,017	176,017
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	1,173,444	1,173,444
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	762,739	762,739
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	586,722	586,722
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	293,361	293,361
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	528,050	528,050
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	176,017	176,017
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	176,017	176,017
BGI Institutional Money Market Fund (c)		545,385	545,385

BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	1,760,166	1,760,166
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	880,083	880,083
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	293,361	293,361
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	293,361	293,361
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	1,079,569	1,079,569
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	880,083	880,083

3

Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	293,361	293,361
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	704,067	704,067
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	1,173,444	1,173,444
Dreyfus Cash Management Plus Money Market Fund (c)		258,158	258,158

Federal Home Loan Bank Discount Note
5.161%	02/14/2007	93,507	93,507
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	880,083	880,083
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	880,083	880,083
Freddie Mac Agency Discount Note
5.161%	02/09/2007	153,107	153,107
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	352,033	352,033
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		263,066	263,066

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	469,378	469,378
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	880,083	880,083
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	352,033	352,033
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	528,050	528,050
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	938,755	938,755
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	1,056,100	1,056,100
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	528,050	528,050
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	528,050	528,050
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	469,378	469,378
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	586,722	586,722
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	868,349	868,349
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	293,361	293,361
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	410,706	410,706
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	880,083	880,083
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	586,722	586,722
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	234,689	234,689

4

Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	880,083	880,083
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	1,433,801	1,433,801
UBS AG Eurodollar Term
5.280%	03/23/2007	586,722	586,722
			29,532,668

Repurchase Agreement — 4.7%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		23,135,991	23,135,991

TOTAL SHORT-TERM INVESTMENTS
(Cost $52,668,659)			52,668,659

TOTAL INVESTMENTS — 105.9%
(Cost $471,886,549) (f)			$517,771,145

Other Assets/(Liabilities) — (5.9%)			(29,035,630)

NET ASSETS — 100.0%			$488,735,515

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $23,138,241. Collateralized by a U.S. Government Agency obligation with a rate of 4.574%, maturity date of 6/01/2033, and an aggregate market value, including accrued interest, of $24,292,791.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index Value Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.6%
COMMON STOCK
Aerospace & Defense — 1.2%
Armor Holdings, Inc. (a)	2,810	170,005
General Dynamics Corp.	10,880	850,272
Honeywell International, Inc.	15,390	703,169
Northrop Grumman Corp.	7,850	556,879
Raytheon Co.	17,820	924,858
United Technologies Corp.	2,130	144,883
		3,350,066

Air Transportation — 0.1%
AMR Corp. (a)	2,960	109,668
UAL Corp. (a)	3,180	137,376
		247,044

Apparel, Textiles & Shoes — 0.8%
AnnTaylor Stores Corp. (a)	180	6,210
The Gap, Inc. (b)	54,100	1,037,097
Jones Apparel Group, Inc.	30,230	1,032,657
Liz Claiborne, Inc.	2,780	123,432
VF Corp.	2,230	169,190
		2,368,586

Automotive & Parts — 0.8%
Adesa, Inc.	1,530	44,401
Autoliv, Inc.	2,080	125,507
AutoNation, Inc. (a)	3,840	86,208
Ford Motor Co. (b)	46,740	379,996
General Motors Corp. (b)	49,310	1,619,340
Genuine Parts Co.	120	5,702
		2,261,154

Banking, Savings & Loans — 14.9%
Associated Banc-Corp	1,850	63,122
Astoria Financial Corp.	1,660	49,119
BancorpSouth, Inc.	2,970	75,230
Bank of America Corp.	220,935	11,616,762
Bank of Hawaii Corp.	220	11,517
The Bank of New York Co., Inc.	10,650	426,106
BB&T Corp.	15,047	635,886
BOK Financial Corp.	200	10,634
Capital One Financial Corp.	9,557	768,383
City National Corp.	570	41,000
The Colonial BancGroup, Inc.	3,620	88,835
Comerica, Inc.	20,100	1,191,930
Commerce Bancshares, Inc.	952	46,762
Compass Bancshares, Inc.	1,960	119,364
Fannie Mae	27,660	1,563,620
Fifth Third Bancorp	13,160	525,084
First Horizon National Corp. (b)	2,920	127,312
Freddie Mac	9,520	618,134

1

Fulton Financial Corp.	2,277	36,432
Hudson City Bancorp, Inc.	3,790	52,188
JP Morgan Chase & Co.	117,340	5,976,126
KeyCorp	40,590	1,549,320
M&T Bank Corp.	2,040	247,472
Marshall and Ilsley Corp.	3,980	187,299
Mellon Financial Corp.	1,150	49,151
National City Corp.	56,077	2,122,514
New York Community Bancorp, Inc.	7,040	118,906
Popular, Inc. (b)	7,300	1,33,298
Regions Financial Corp. (b)	64,156	2,326,297
Sky Financial Group, Inc.	2,860	81,081
The South Financial Group, Inc.	1,640	42,378
Sovereign Bancorp, Inc.	9,490	233,928
Student Loan Corp.	20	4,010
SunTrust Banks, Inc.	9,900	822,690
Synovus Financial Corp.	3,260	104,092
TCF Financial Corp.	2,900	73,602
TD Banknorth, Inc.	2,439	78,658
U.S. Bancorp	74,040	2,635,824
UnionBanCal Corp.	1,300	84,006
Valley National Bancorp (b)	1,685	43,153
Wachovia Corp.	53,673	3,032,525
Washington Federal, Inc.	1,782	41,325
Washington Mutual, Inc.	26,622	1,187,075
Webster Financial Corp.	1,490	74,232
Wells Fargo & Co.	87,310	3,136,175
Whitney Holding Corp.	2,260	71,506
Wilmington Trust Corp.	700	29,351
Zions Bancorp	350	29,687
		42,583,101

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	7,780	396,547
The Coca-Cola Co.	18,990	909,241
Coca-Cola Enterprises, Inc.	10,520	215,870
Constellation Brands, Inc. Cl. A (a)	130	3,216
Molson Coors Brewing Co. Cl. B	16,930	1,367,944
The Pepsi Bottling Group, Inc.	2,460	77,810
		2,970,628

Broadcasting, Publishing & Printing — 2.9%
Cablevision Systems Corp. Cl. A	2,440	73,908
CBS Corp. Cl. B	18,140	565,424
Clear Channel Communications, Inc.	13,640	495,405
Comcast Corp. Cl. A (a)	67,750	3,002,680
Gannett Co., Inc.	6,200	360,468
Hearst-Argyle Television, Inc.	17,770	464,152
Liberty Global, Inc. Cl. A (a)	7,390	222,143
Liberty Media Holding Corp. Capital Cl. A (a)	3,860	394,878
Liberty Media Holding Corp. Interactive Cl. A (a)	4,530	110,396
McClatchy Co. Cl. A (b)	2,078	80,377
RH Donnelley Corp.	1,220	81,228
Time Warner, Inc.	106,120	2,320,844

2

Tribune Co. (b)	4,920	150,257
		8,322,160

Building Materials & Construction – 0.0%
Masco Corp. (b)	3,830	122,522

Chemicals — 1.8%
Air Products & Chemicals, Inc.	370	27,624
Airgas, Inc.	100	4,162
Albemarle Corp.	17,040	1,328,779
Cabot Corp.	1,230	55,030
Celanese Corp. Cl. A	6,770	177,712
Cytec Industries, Inc. (b)	1,860	108,289
Dow Chemical Co.	13,260	550,820
Du Pont (E.I.) de Nemours & Co.	4,580	226,985
Eastman Chemical Co.	350	20,496
FMC Corp.	2,350	182,947
International Flavors & Fragrances, Inc.	3,620	175,498
The Lubrizol Corp.	3,520	181,350
Lyondell Chemical Co.	12,220	386,396
PPG Industries, Inc.	2,220	147,164
Rohm & Haas Co.	4,460	232,188
The Valspar Corp.	42,580	1,199,904
Westlake Chemical Corp. (b)	1,500	49,770
		5,055,114

Commercial Services — 1.0%
Allied Waste Industries, Inc. (a)	6,450	82,495
Avis Budget Group, Inc. (a)	1,200	30,552
Convergys Corp. (a)	44,870	1,168,415
Corrections Corp. of America (a)	140	6,821
Donnelley (R.R.) & Sons Co.	360	13,356
Equifax, Inc.	3,430	142,448
Hewitt Associates, Inc. Cl. A (a)	1,610	43,373
Manpower, Inc.	7,400	539,682
PerkinElmer, Inc.	1,510	36,044
Public Storage, Inc.	500	54,380
Quanta Services, Inc. (a) (b)	1,650	33,940
Republic Services, Inc.	990	42,817
Ryder System, Inc.	7,690	419,413
Service Corp. International	7,670	81,685
The Servicemaster Co.	2,910	37,975
URS Corp. (a)	1,350	58,009
Waste Management, Inc.	1,040	39,499
		2,830,904

Communications — 0.5%
Avaya, Inc. (a)	84,560	1,084,905
Citizens Communications Co.	4,930	72,274
L-3 Communications Holdings, Inc.	3,060	251,960
Tellabs, Inc. (a)	4,690	47,228
		1,456,367

3

Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc. (a) (b)	1,030	19,467
Computer Sciences Corp. (a)	4,470	234,496
Sun Microsystems, Inc. (a)	94,460	627,214
Synopsys, Inc. (a)	11,260	299,516
Teradyne, Inc. (a) (b)	340	5,066
		1,185,759

Computer Programming Services — 0.0%
Ceridian Corp. (a)	350	10,489
VeriSign, Inc. (a)	3,690	88,191
		98,680

Computer Related Services — 0.1%
IAC/InterActiveCorp (a)	3,000	115,200
Ingram Micro, Inc. Cl. A (a)	4,400	85,844
		201,044

Computers & Information — 1.0%
Diebold, Inc.	3,610	167,323
EMC Corp. (a)	6,640	92,894
International Business Machines Corp.	15,120	1,499,148
Lexmark International, Inc. Cl. A (a)	16,070	1,012,892
Tech Data Corp. (a)	1,750	64,995
		2,837,252

Computers & Office Equipment — 1.2%
Electronic Data Systems Corp.	7,020	184,696
Hewlett-Packard Co.	59,510	2,575,593
Pitney Bowes, Inc.	2,370	113,452
Xerox Corp. (a)	36,460	627,112
		3,500,853

Containers — 0.2%
Bemis Co., Inc.	3,360	113,938
Sealed Air Corp.	1,420	93,578
Smurfit-Stone Container Corp. (a)	3,700	39,960
Temple-Inland, Inc.	4,350	217,239
		464,715

Cosmetics & Personal Care — 2.1%
Alberto-Culver Co.	1,110	25,386
Colgate-Palmolive Co.	870	59,421
Kimberly-Clark Corp.	5,540	384,476
The Procter & Gamble Co.	86,010	5,579,469
		6,048,752

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)	1,840	90,142
IMS Health, Inc.	6,530	188,456
NCR Corp. (a)	3,700	175,343
		453,941

Electric Utilities — 5.4%
Alliant Energy Corp.	3,000	109,050

4

Ameren Corp.	5,860	311,225
American Electric Power Co., Inc.	9,680	421,370
CenterPoint Energy, Inc.	7,680	132,557
Consolidated Edison, Inc. (b)	4,060	196,017
Constellation Energy Group, Inc.	4,440	322,122
Dominion Resources, Inc.	6,050	501,908
DPL, Inc.	2,600	74,568
DTE Energy Co.	29,110	1,349,831
Duke Energy Corp.	54,798	1,078,973
Edison International	11,380	511,872
Energy East Corp.	3,950	94,879
Entergy Corp.	5,680	527,388
Exelon Corp.	240	14,398
FirstEnergy Corp.	9,120	541,090
FPL Group, Inc.	10,960	620,884
Great Plains Energy, Inc. (b)	43,237	1,354,615
Hawaiian Electric Industries, Inc.	2,080	55,723
MDU Resources Group, Inc.	4,625	119,556
NiSource, Inc.	48,390	1,151,682
Northeast Utilities	240	6,636
NRG Energy, Inc. (a) (b)	1,200	71,916
NSTAR	3,810	127,254
OGE Energy Corp.	3,560	137,843
Pepco Holdings, Inc.	5,010	128,156
PG&E Corp.	37,130	1,733,228
Pinnacle West Capital Corp.	2,460	120,023
PPL Corp.	9,230	328,588
Progress Energy, Inc.	6,600	313,764
Public Service Enterprise Group, Inc.	6,150	412,234
Puget Energy, Inc.	56,460	1,386,658
SCANA Corp.	520	21,174
Southern Co.	20,250	739,732
Teco Energy, Inc.	30	509
Wisconsin Energy Corp.	4,580	213,245
WPS Resources Corp.	740	39,257
		15,269,925

Electrical Equipment & Electronics — 3.0%
Atmel Corp. (a)	15,330	91,673
AVX Corp.	810	11,705
DRS Technologies, Inc.	590	32,686
Emerson Electric Co.	2,030	91,289
Energizer Holdings, Inc. (a)	70	5,966
General Electric Co.	170,090	6,131,745
Integrated Device Technology, Inc. (a)	4,430	67,026
Johnson Controls, Inc.	1,210	111,877
LSI Logic Corp. (a) (b)	90,570	851,358
Micron Technology, Inc. (a)	8,700	112,665
Novellus Systems, Inc. (a)	22,780	702,307
Teleflex, Inc.	5,720	381,982
		8,592,279

Energy — 14.0%
Anadarko Petroleum Corp.	39,790	1,740,813

5

Ashland, Inc.	18,050	1,255,378
Atmos Energy Corp.	5,850	182,754
Chevron Corp.	76,106	5,546,605
ConocoPhillips Co.	58,007	3,852,245
Dynegy, Inc. Cl. A (a)	9,114	64,254
El Paso Corp.	6,630	102,898
Energen Corp.	1,000	46,280
Exxon Mobil Corp.	238,430	17,667,663
KeySpan Corp.	4,600	187,680
Marathon Oil Corp.	21,409	1,934,089
Murphy Oil Corp. (b)	30	1,491
National Fuel Gas Co.	1,950	79,346
National Oilwell Varco, Inc. (a) (b)	60	3,638
Occidental Petroleum Corp.	27,384	1,269,522
Oneok, Inc.	30,580	1,312,188
SEACOR Holdings, Inc. (a)	12,330	1,248,166
Sempra Energy	7,960	456,745
Southern Union Co.	1,040	28,922
Sunoco, Inc.	1,410	89,013
Tesoro Corp.	1,700	140,063
Tidewater, Inc. (b)	3,530	182,042
UGI Corp.	6,590	180,632
Valero Energy Corp.	16,550	898,334
Vectren Corp.	1,950	54,834
Xcel Energy, Inc. (b)	58,020	1,353,607
		39,879,202

Entertainment & Leisure — 1.1%
DreamWorks Animation SKG, Inc. Cl. A (a) (b)	100	2,818
News Corp., Inc. Cl. A	560	13,020
The Walt Disney Co.	84,090	2,957,445
Warner Music Group Corp.	1,130	24,227
		2,997,510

Financial Services — 11.3%
AG Edwards, Inc.	1,630	107,922
Allied Capital Corp. (b)	2,420	69,841
AMB Property Corp.	2,890	175,857
American Capital Strategies Ltd. (b)	4,410	214,547
AmeriCredit Corp. (a)	41,040	1,113,826
Ameriprise Financial, Inc.	5,480	323,101
Annaly Capital Management, Inc. REIT (b)	91,060	1,254,807
Apartment Investment & Management Co. Cl. A	3,540	221,710
Archstone-Smith Trust REIT	5,820	367,882
AvalonBay Communities, Inc.	2,070	307,105
The Bear Stearns Cos., Inc.	10,450	1,722,683
Brandywine Realty Trust REIT	3,270	113,992
BRE Properties, Inc. Cl. A REIT	1,570	108,974
Camden Property Trust REIT	2,710	212,464
CapitalSource, Inc. (b)	38,070	1,057,965
CBL & Associates Properties, Inc. REIT	900	42,237
CIT Group, Inc.	24,780	1,461,029
Citigroup, Inc.	182,560	10,064,533
Colonial Properties Trust REIT	1,630	80,115

6

Countrywide Financial Corp.	17,190	747,421
Developers Diversified Realty Corp. REIT	970	65,106
Duke Realty Corp. REIT (b)	4,990	220,159
Essex Property Trust, Inc. REIT	270	38,972
Fidelity National Information Services, Inc.	2,279	96,903
The Goldman Sachs Group, Inc.	8,180	1,735,469
Health Care Property Investors, Inc.	300	12,375
Health Care REIT, Inc. (b)	100	4,681
Hospitalities Properties Trust	3,340	162,992
HRPT Properties Trust	7,670	99,863
Huntington Bancshares, Inc.	7,110	165,521
IndyMac Bancorp, Inc.	2,360	91,780
iStar Financial, Inc.	3,460	173,519
Jefferies Group, Inc.	600	17,676
Lehman Brothers Holdings, Inc.	14,860	1,222,086
Liberty Property Trust REIT	2,770	143,320
Mack-Cali Realty Corp.	1,660	92,362
Mercantile Bankshares Corp.	140	6,595
Merrill Lynch & Co., Inc.	22,890	2,141,588
Morgan Stanley	30,360	2,513,504
New Century Financial Corp. REIT (b)	1,730	52,367
New Plan Excel Realty Trust	3,720	108,326
PNC Financial Services Group, Inc.	20,020	1,476,875
Raymond James Financial, Inc.	2,260	72,139
Regency Centers Corp.	2,500	217,750
SL Green Realty Corp.	10	1,466
Taubman Centers, Inc. REIT	870	50,695
Thornburg Mortgage, Inc. REIT (b)	54,000	1,452,600
Ventas, Inc.	1,320	61,050
Weingarten Realty Investors REIT	100	4,951
		32,270,701

Food Retailers — 0.1%
SUPERVALU, INC.	5,132	194,913

Foods — 2.3%
Archer-Daniels-Midland Co.	2,080	66,560
Campbell Soup Co.	36,140	1,390,667
ConAgra Foods, Inc.	56,180	1,444,388
Corn Products International, Inc.	2,470	84,598
Dean Foods Co. (a)	3,460	153,105
Del Monte Foods Co.	17,020	195,049
General Mills, Inc.	8,770	501,995
Heinz (H. J.) Co.	4,930	232,302
Hormel Foods Corp.	1,000	37,900
The J.M. Smucker Co.	840	39,892
Kellogg Co.	220	10,839
Kraft Foods, Inc. Cl. A (b)	6,010	209,869
The Kroger Co.	17,040	436,224
McCormick & Co., Inc.	930	36,307
Safeway, Inc.	12,240	441,007
Sara Lee Corp.	77,270	1,325,181
Smithfield Foods, Inc. (a)	1,000	26,260
		6,632,143

7

Forest Products & Paper — 0.5%
MeadWestvaco Corp.	3,680	110,915
Plum Creek Timber Co., Inc.	4,980	200,445
Sonoco Products Co.	32,700	1,258,950
		1,570,310

Healthcare — 0.0%
Caremark Rx, Inc.	990	60,647
Health Management Associates, Inc. Cl. A	70	1,362
Health Net, Inc. (a)	330	16,074
Triad Hospitals, Inc. (a)	120	5,100
		83,183

Home Construction, Furnishings & Appliances — 0.5%
Centex Corp. (b)	1,940	104,159
Leggett & Platt, Inc. (b)	2,310	55,994
Mohawk Industries, Inc. (a) (b)	830	68,409
The Ryland Group, Inc.	810	45,506
Steelcase, Inc. Cl. A	61,830	1,211,250
		1,485,318

Household Products — 0.2%
The Black & Decker Corp.	330	28,802
The Clorox Co.	2,400	157,008
Fortune Brands, Inc.	560	46,883
Jarden Corp. (a)	220	8,067
Newell Rubbermaid, Inc.	3,300	97,482
RPM, Inc.	100	2,323
The Sherwin-Williams Co.	2,620	181,042
Snap-on, Inc.	2,330	112,329
The Stanley Works	800	45,808
		679,744

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	390	30,284

Industrial - Diversified — 0.2%
Eaton Corp.	5,570	436,410
ITT Corp.	1,720	102,598
Leucadia National Corp.	220	6,019
SPX Corp.	2,000	140,380
		685,407

Insurance — 8.9%
Aetna, Inc.	10,020	422,443
Allstate Corp.	16,300	980,608
Ambac Financial Group, Inc.	2,750	242,275
American Financial Group, Inc.	36,450	1,287,414
American International Group, Inc.	59,050	4,041,973
American National Insurance Co.	580	71,015
Aon Corp.	4,660	167,108
Assurant, Inc. (b)	19,390	1,077,696

8

W.R. Berkley Corp.	1,950	64,526
Chubb Corp.	16,310	848,772
Cigna Corp.	11,760	1,557,024
Cincinnati Financial Corp.	3,680	164,643
CNA Financial Corp. (a)	120	4,878
Conseco, Inc. (a)	2,200	43,670
Erie Indemnity Co. Cl. A	1,050	58,034
Fidelity National Financial, Inc. (b)	4,700	111,578
First American Corp.	1,100	46,618
Gallagher (Arthur J.) & Co. (b)	1,380	39,565
Genworth Financial, Inc. Cl. A	11,910	415,659
The Hanover Insurance Group, Inc.	730	35,077
The Hartford Financial Services Group, Inc.	9,690	919,678
HCC Insurance Holdings, Inc. (b)	770	24,024
Lincoln National Corp.	6,326	424,728
Loews Corp.	9,870	428,950
Markel Corp. (a)	140	67,914
Marsh & McLennan Cos., Inc.	15,280	450,760
MBIA, Inc.	3,830	275,109
Mercury General Corp.	590	30,774
Metlife, Inc. (b)	14,440	897,013
MGIC Investment Corp. (b)	1,850	114,182
Nationwide Financial Services, Inc. Cl. A	3,050	166,683
Old Republic International Corp.	6,425	143,278
Philadelphia Consolidated Holding Corp. (a)	50	2,253
The PMI Group, Inc.	7,130	340,957
Principal Financial Group, Inc.	7,110	438,047
Progressive Corp.	14,720	341,357
Protective Life Corp.	1,480	72,416
Prudential Financial, Inc.	25,440	2,267,467
Radian Group, Inc.	400	24,088
Reinsurance Group of America, Inc.	1,750	101,763
Safeco Corp.	21,620	1,383,896
St. Paul Travelers Cos	47,647	2,422,850
StanCorp Financial Group, Inc.	1,170	55,985
Torchmark Corp.	2,740	178,073
Transatlantic Holdings, Inc.	1,100	69,069
Unitrin, Inc.	24,950	1,277,690
Unum Group	7,950	174,900
WellPoint, Inc. (a)	8,995	705,028
		25,479,508

Lodging — 0.2%
Host Hotels & Resorts, Inc.	14,010	370,845
Starwood Hotels & Resorts Worldwide, Inc.	900	56,322
Wyndham Worldwide Corp. (a)	4,800	149,760
		576,927

Machinery & Components — 0.8%
AGCO Corp. (a)	31,870	1,082,624
Cummins, Inc.	260	34,986
Dover Corp.	570	28,272
Pall Corp.	2,590	90,028
Parker Hannifin Corp.	13,220	1,094,087
		2,329,997

9

Manufacturing — 0.1%
Pentair, Inc.	1,560	48,610
Terex Corp. (a)	2,510	142,794
		191,404

Medical Supplies — 0.2%
Applera Corp.- Applied Biosystems Group	5,630	195,699
Bausch & Lomb, Inc. (b)	950	52,896
Beckman Coulter, Inc. (b)	20	1,290
Thermo Fisher Scientific, Inc. (a)	8,110	388,064
		637,949

Metals & Mining — 1.7%
Carpenter Technology Corp.	1,100	128,810
Crane Co.	1,320	51,256
Freeport-McMoRan Copper & Gold, Inc. Cl. B	2,510	144,350
Nucor Corp.	26,650	1,719,991
Phelps Dodge Corp.	7,510	928,236
Steel Dynamics, Inc.	5,470	214,479
United States Steel Corp.	18,290	1,527,032
		4,714,154

Oil & Gas — 0.0%
AGL Resources, Inc.	2,160	84,888

Pharmaceuticals — 5.3%
Abbott Laboratories	8,690	460,570
AmerisourceBergen Corp.	25,740	1,348,261
Biogen Idec, Inc. (a)	25,490	1,232,187
Bristol-Myers Squibb Co.	3,190	91,840
Charles River Laboratories International, Inc. (a)	1,200	54,000
Eli Lilly & Co.	1,920	103,910
Invitrogen Corp. (a)	780	47,759
Johnson & Johnson	9,100	607,880
King Pharmaceuticals, Inc. (a)	6,370	113,768
McKesson Corp.	20,590	1,147,893
Medco Health Solutions, Inc. (a)	2,100	124,341
Merck & Co., Inc.	58,960	2,638,460
Pfizer, Inc.	245,080	6,430,899
Sigma-Aldrich Corp.	2,480	94,116
Watson Pharmaceutical, Inc. (a)	3,460	94,181
Wyeth	8,010	395,774
		14,985,839

Photography Equipment/Supplies — 0.5%
Eastman Kodak Co. (b)	52,190	1,349,633

Prepackaged Software — 0.3%
CA, Inc.	6,890	169,150
Compuware Corp. (a)	8,040	72,119
Fair Isaac Corp.	3,180	126,628
McAfee, Inc. (a) (b)	3,300	96,558

10

Symantec Corp.(a) (b)	14,250	252,368
		716,823

Real Estate — 0.7%
Boston Properties, Inc. (b)	3,130	394,662
Equity Office Properties Trust	800	44,440
Equity Residential REIT	5,170	290,968
Kimco Realty Corp.	500	24,800
ProLogis	6,666	433,290
Rayonier, Inc. REIT	2,510	108,432
Realogy Corp. (a)	5,600	167,440
Simon Property Group, Inc. REIT	360	41,180
Vornado Realty Trust	3,540	433,119
		1,938,331

Restaurants — 0.7%
McDonald’s Corp.	41,310	1,832,099
Wendy’s International, Inc.	2,140	72,674
		1,904,773

Retail — 0.9%
Barnes & Noble, Inc.	1,140	44,380
BJ’s Wholesale Club, Inc. (a)	900	27,486
Circuit City Stores, Inc.	300	6,123
Costco Wholesale Corp.	2,580	144,944
Dillards, Inc. Cl. A	800	27,472
Dollar Tree Stores, Inc. (a)	2,370	74,560
Family Dollar Stores, Inc.	3,510	113,724
Federated Department Stores, Inc.	15,206	630,897
OfficeMax, Inc.	3,280	158,391
RadioShack Corp. (b)	970	21,437
Rite Aid Corp. (a) (b)	18,690	115,130
Saks, Inc. (b)	3,770	70,725
Sears Holdings Corp. (a)	6,110	1,079,332
		2,514,601

Telephone Utilities — 6.0%
Alltel Corp.	21,740	1,332,445
AT&T, Inc.	232,255	8,739,756
CenturyTel, Inc.	30,480	1,366,723
Embarq Corp. (b)	4,540	252,015
Leap Wireless International, Inc. (a)	730	47,954
Qwest Communications International, Inc. (a) (b)	38,490	313,694
Telephone and Data Systems, Inc.	1,430	80,009
US Cellular Corp. (a)	20	1,442
Verizon Communications, Inc.	91,212	3,513,486
Windstream Corp.	88,647	1,319,067
		16,966,591

Tobacco — 1.6%
Altria Group, Inc.	35,190	3,075,254
Loews Corp.- Carolina Group	16,230	1,112,404
Reynolds American, Inc.	4,870	314,115
UST, Inc.	1,810	103,966
		4,605,739

11

Toys, Games — 0.4%
Hasbro, Inc.	12,770	362,668
Mattel, Inc.	33,490	815,816
		1,178,484

Transportation — 0.4%
CSX Corp.	3,310	121,775
Laidlaw International, Inc.	1,710	50,804
Norfolk Southern Corp.	5,520	274,068
Overseas Shipholding Group, Inc.	2,940	182,662
Union Pacific Corp.	4,270	431,270
		1,060,579

Travel — 0.1%
Expedia, Inc. (a)	5,440	116,688
Sabre Holdings Corp. Cl. A	4,500	145,395
		262,083

TOTAL EQUITIES
(Cost $260,092,954)		278,227,864

	Number of
	Shares	Market Value
MUTUAL FUND - 2.1%
Financial Services
iShares Russell 1000 Value Index Fund	72,400	6,059,880

TOTAL MUTUAL FUND
(Cost $5,987,686)		6,059,880

TOTAL LONG TERM INVESTMENTS
(Cost $266,080,640)		284,287,744

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.6%
Cash Equivalents — 5.0% (d)
American Beacon Funds Money Market Fund (c)
		576,204	576,204
Bank of America
5.270%	03/09/2007	283,418	283,418
Bank of America
5.310%	03/08/2007	283,418	283,418
Bank of America
5.320%	02/16/2007	85,025	85,025
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	566,837	566,837
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	368,444	368,444

12

Barclays Eurodollar Time Deposit
5.310%	02/20/2007	283,418	283,418
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	141,709	141,709
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	255,076	255,076
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	85,025	85,025
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	85,025	85,025
BGI Institutional Money Market Fund (c)		263,450	263,450
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	850,255	850,255
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	425,127	425,127
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	141,709	141,709
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	141,709	141,709
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	521,490	521,490
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	425,127	425,127
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	141,709	141,709
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	340,102	340,102
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	566,837	566,837
Dreyfus Cash Management Plus Money Market Fund (c)		124,704	124,704
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	45,169	45,169
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	425,127	425,127
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	425,127	425,127
Freddie Mac Agency Discount Note
5.161%	02/09/2007	73,959	73,959
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	170,051	170,051
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		127,075	127,075
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	226,735	226,735
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	425,127	425,127
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	170,051	170,051
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	255,076	255,076

13

National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	453,469	453,469
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	510,153	510,153
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	255,076	255,076
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	255,076	255,076
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	226,735	226,735
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	283,418	283,418
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	419,459	419,459
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	141,709	141,709
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	198,393	198,393
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	425,127	425,127
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	283,418	283,418
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	113,367	113,367
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	425,127	425,127
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	692,603	692,603
UBS AG Eurodollar Term
5.280%	03/23/2007	283,418	283,418
			14,265,863

Repurchase Agreement — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		1,567,840	1,567,840

TOTAL SHORT-TERM INVESTMENTS (Cost $15,833,703)			15,833,703

TOTAL INVESTMENTS — 105.3% (Cost $281,914,343) (f)			$300,121,447

Other Assets/(Liabilities) — (5.3%)			(15,166,876)

NET ASSETS — 100.0%			$284,954,571

14

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,567,992. Collateralized by U.S. Government Agency obligation with a rate of 8.125%, maturity date of 5/25/2026, and an aggregate market value, including accrued interest, of $1,646,232.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index Value Fund II — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK
Aerospace & Defense — 1.2%
Armor Holdings, Inc. (a)	2,300	139,150
General Dynamics Corp.	6,500	507,975
Honeywell International, Inc.	8,200	374,658
Northrop Grumman Corp.	5,100	361,794
Raytheon Co.	10,900	565,710
United Technologies Corp.	1,600	108,832
		2,058,119

Air Transportation — 0.1%
AMR Corp. (a)	1,400	51,870
UAL Corp. (a)	1,800	77,760
		129,630

Apparel, Textiles & Shoes — 0.9%
AnnTaylor Stores Corp. (a)	300	10,350
The Gap, Inc. (b)	32,200	617,274
Jones Apparel Group, Inc.	18,000	614,880
Liz Claiborne, Inc.	1,700	75,480
VF Corp.	1,600	121,392
		1,439,376

Automotive & Parts — 0.9%
Adesa, Inc.	1,400	40,628
Autoliv, Inc.	1,400	84,476
AutoNation, Inc. (a)	2,700	60,615
Ford Motor Co. (b)	32,500	264,225
General Motors Corp. (b)	29,400	965,496
Genuine Parts Co.	200	9,504
		1,424,944

Banking, Savings & Loans — 15.3%
Associated Banc-Corp	300	10,236
Astoria Financial Corp.	1,600	47,344
BancorpSouth, Inc.	1,500	37,995
Bank of America Corp.	131,484	6,913,429
Bank of Hawaii Corp.	100	5,235
The Bank of New York Co., Inc.	7,700	308,077
BB&T Corp.	9,872	417,191
Capital One Financial Corp.	4,604	370,162
City National Corp.	100	7,193
The Colonial BancGroup, Inc.	1,700	41,718
Comerica, Inc.	12,100	717,530
Commerce Bancshares, Inc.	121	5,943
Compass Bancshares, Inc.	1,400	85,260
Fannie Mae	16,500	932,745
Fifth Third Bancorp	8,600	343,140
First Horizon National Corp. (b)	1,900	82,840
Freddie Mac	6,200	402,566
Fulton Financial Corp.	340	5,440

1

Hudson City Bancorp, Inc.	100	1,377
JP Morgan Chase & Co.	68,148	3,470,778
KeyCorp	24,200	923,714
M&T Bank Corp.	1,400	169,834
Marshall and Ilsley Corp.	2,900	136,474
Mellon Financial Corp.	1,200	51,288
National City Corp.	33,462	1,266,537
New York Community Bancorp, Inc.	4,800	81,072
Popular, Inc. (b)	3,100	56,606
Regions Financial Corp. (b)	38,204	1,385,277
Sky Financial Group, Inc.	1,600	45,360
The South Financial Group, Inc.	100	2,584
Sovereign Bancorp, Inc.	7,000	172,550
SunTrust Banks, Inc.	5,999	498,517
Synovus Financial Corp.	1,700	54,281
TCF Financial Corp.	2,200	55,836
TD Banknorth, Inc.	2,347	75,691
U.S. Bancorp	44,100	1,569,960
UnionBanCal Corp.	600	38,772
Valley National Bancorp(b)	205	5,250
Wachovia Corp.	31,940	1,804,610
Washington Federal, Inc.	2,534	58,763
Washington Mutual, Inc.	15,906	709,248
Webster Financial Corp.	1,400	69,748
Wells Fargo & Co.	52,000	1,867,840
Whitney Holding Corp.	1,200	37,968
Wilmington Trust Corp.	100	4,193
Zions Bancorp	300	25,446
		25,373,618

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	5,100	259,947
The Coca-Cola Co.	11,400	545,832
Coca-Cola Enterprises, Inc.	5,500	112,860
Constellation Brands, Inc. Cl. A (a)	100	2,474
Molson Coors Brewing Co. Cl. B	10,100	816,080
The Pepsi Bottling Group, Inc.	1,800	56,934
		1,794,127

Broadcasting, Publishing & Printing — 3.1%
Cablevision Systems Corp. Cl. A	1,200	36,348
CBS Corp. Cl. B	10,900	339,753
Clear Channel Communications, Inc.	8,000	290,560
Comcast Corp. Cl. A (a)	40,300	1,786,096
Gannett Co., Inc.	4,300	250,002
Hearst-Argyle Television, Inc.	11,400	297,768
Liberty Global, Inc. Cl. A (a)	4,700	141,282
Liberty Media Holding Corp. Capital Cl. A (a)	2,600	265,980
Liberty Media Holding Corp. Interactive Cl. A (a)	2,700	65,799
McClatchy Co. Cl. A(b)	965	37,326
RH Donnelley Corp.	1,100	73,238
Time Warner, Inc.	63,200	1,382,184
Tribune Co.	2,900	88,566
Washington Post Co. Cl. B	100	76,270

2

		5,131,172

Building Materials & Construction — 0.1%
Masco Corp. (b)	2,900	92,771

Chemicals — 1.8%
Airgas, Inc.	200	8,324
Albemarle Corp.	10,200	795,396
Celanese Corp. Cl. A	5,100	133,875
Cytec Industries, Inc.	500	29,110
Dow Chemical Co.	8,400	348,936
Du Pont (E.I.) de Nemours & Co.	3,300	163,548
FMC Corp.	1,200	93,420
International Flavors & Fragrances, Inc.	2,300	111,504
The Lubrizol Corp.	1,300	66,976
Lyondell Chemical Co.	9,500	300,390
PPG Industries, Inc.	1,500	99,435
Rohm & Haas Co.	2,500	130,150
The Valspar Corp.	25,400	715,772
Westlake Chemical Corp.	300	9,954
		3,006,790

Commercial Services — 1.0%
Allied Waste Industries, Inc. (a)	3,400	43,486
Convergys Corp. (a)	26,800	697,872
Donnelley (R.R.) & Sons Co.	400	14,840
Equifax, Inc.	200	8,306
Manpower, Inc.	4,500	328,185
PerkinElmer, Inc.	1,800	42,966
Public Storage, Inc.	100	10,876
Quanta Services, Inc. (a)	1,000	20,570
Republic Services, Inc.	300	12,975
Ryder System, Inc.	5,100	278,154
Service Corp. International	5,100	54,315
The Servicemaster Co.	100	1,305
URS Corp. (a)	1,300	55,861
Waste Management, Inc.	900	34,182
		1,603,893

Communications — 0.5%
Avaya, Inc. (a)	51,600	662,028
Citizens Communications Co.	3,500	51,310
L-3 Communications Holdings, Inc.	2,100	172,914
		886,252

Computer Integrated Systems Design — 0.3%
Cadence Design Systems, Inc. (a) (b)	1,100	20,790
Computer Sciences Corp. (a)	2,300	120,658
Sun Microsystems, Inc. (a)	52,600	349,264
Synopsys, Inc. (a)	3,200	85,120
		575,832

Computer Programming Services — 0.0%
Ceridian Corp. (a)	400	11,988

3

VeriSign, Inc. (a)	2,900	69,310
		81,298

Computer Related Services — 0.1%
IAC/InterActiveCorp (a)	1,700	65,280
Ingram Micro, Inc. Cl. A (a)	4,000	78,040
		143,320

Computers & Information — 1.1%
Diebold, Inc. (b)	2,800	129,780
EMC Corp. (a)	4,200	58,758
International Business Machines Corp.	9,100	902,265
Lexmark International, Inc. Cl. A (a)	9,600	605,088
Tech Data Corp. (a)	1,300	48,282
		1,744,173

Computers & Office Equipment — 1.2%
Electronic Data Systems Corp.	3,900	102,609
Hewlett-Packard Co.	35,500	1,536,440
Pitney Bowes, Inc.	1,500	71,805
Xerox Corp. (a)	20,100	345,720
		2,056,574

Containers — 0.1%
Bemis Co., Inc.	1,900	64,429
Sealed Air Corp.	900	59,310
Temple-Inland, Inc.	2,000	99,880
		223,619

Cosmetics & Personal Care — 2.2%
Alberto-Culver Co.	1,100	25,157
Colgate-Palmolive Co.	100	6,830
Kimberly-Clark Corp.	3,500	242,900
The Procter & Gamble Co.	51,100	3,314,857
		3,589,744

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)	600	29,394
IMS Health, Inc.	5,100	147,186
NCR Corp. (a)	3,000	142,170
		318,750

Electric Utilities — 5.6%
Alliant Energy Corp.	2,000	72,700
Ameren Corp.	3,700	196,507
American Electric Power Co., Inc.	7,100	309,063
CenterPoint Energy, Inc.	5,100	88,026
Consolidated Edison, Inc. (b)	2,700	130,356
Constellation Energy Group, Inc.	2,900	210,395
Dominion Resources, Inc.	3,300	273,768
DPL, Inc.	2,400	68,832
DTE Energy Co.	16,700	774,379
Duke Energy Corp.	32,568	641,264
Edison International	7,600	341,848

4

Energy East Corp.	2,700	64,854
Entergy Corp.	3,500	324,975
Exelon Corp.	200	11,998
FirstEnergy Corp.	6,000	355,980
FPL Group, Inc.	6,600	373,890
Great Plains Energy, Inc. (b)	21,900	686,127
Hawaiian Electric Industries, Inc.	100	2,679
MDU Resources Group, Inc.	2,000	51,700
NiSource, Inc.	28,900	687,820
Northeast Utilities	300	8,295
NSTAR	1,800	60,120
OGE Energy Corp.	1,700	65,824
Pepco Holdings, Inc.	3,500	89,530
PG&E Corp.	22,200	1,036,296
Pinnacle West Capital Corp.	1,700	82,943
PPL Corp.	6,300	224,280
Progress Energy, Inc.	4,600	218,684
Public Service Enterprise Group, Inc.	4,600	308,338
Puget Energy, Inc.	33,700	827,672
SCANA Corp.	400	16,288
Southern Co.	12,100	442,013
Wisconsin Energy Corp.	2,800	130,368
WPS Resources Corp.	700	37,135
		9,214,947

Electrical Equipment & Electronics — 3.1%
Atmel Corp. (a)	6,900	41,262
AVX Corp.	700	10,115
Emerson Electric Co.	1,400	62,958
General Electric Co.	101,100	3,644,655
Integrated Device Technology, Inc. (a)	1,900	28,747
Johnson Controls, Inc.	900	83,214
LSI Logic Corp. (a)	54,600	513,240
Micron Technology, Inc. (a)	6,400	82,880
Novellus Systems, Inc. (a)	13,900	428,537
Teleflex, Inc.	3,800	253,764
		5,149,372

Energy — 14.2%
Anadarko Petroleum Corp.	24,400	1,067,500
Ashland, Inc.	10,800	751,140
Atmos Energy Corp.	3,000	93,720
Chevron Corp.	45,339	3,304,306
ConocoPhillips Co.	34,591	2,297,188
Dynegy, Inc. Cl. A (a)	7,533	53,108
El Paso Corp.	1,500	23,280
Exxon Mobil Corp.	139,700	10,351,770
KeySpan Corp.	3,200	130,560
Marathon Oil Corp.	12,896	1,165,025
National Fuel Gas Co.	100	4,069
Occidental Petroleum Corp.	16,360	758,450
Oneok, Inc.	18,300	785,253
SEACOR Holdings, Inc. (a)	7,400	749,102
Sempra Energy	4,700	269,686

5

Southern Union Co.	130	3,615
Sunoco, Inc.	700	44,191
Tesoro Corp.	1,300	107,107
Tidewater, Inc. (b)	2,300	118,611
UGI Corp.	5,000	137,050
Valero Energy Corp.	9,914	538,132
Vectren Corp.	100	2,812
Xcel Energy, Inc. (b)	34,600	807,218
		23,562,893

Entertainment & Leisure — 1.1%
The Walt Disney Co.	50,100	1,762,017
Warner Music Group Corp.	800	17,152
		1,779,169

Financial Services — 11.6%
AG Edwards, Inc.	1,100	72,831
Allied Capital Corp. (b)	300	8,658
AMB Property Corp.	1,900	115,615
American Capital Strategies Ltd. (b)	2,600	126,490
AmeriCredit Corp. (a)	24,500	664,930
Ameriprise Financial, Inc.	3,700	218,152
Annaly Capital Management, Inc. REIT	54,300	748,254
Apartment Investment & Management Co. Cl. A	1,700	106,471
Archstone-Smith Trust REIT	3,600	227,556
AvalonBay Communities, Inc.	1,300	192,868
The Bear Stearns Cos., Inc.	6,300	1,038,555
Brandywine Realty Trust REIT	2,000	69,720
BRE Properties, Inc. Cl. A REIT	700	48,587
Camden Property Trust REIT	1,100	86,240
CapitalSource, Inc. (b)	22,700	630,833
CBL & Associates Properties, Inc. REIT	100	4,693
CIT Group, Inc.	14,800	872,608
Citigroup, Inc.	108,600	5,987,118
Colonial Properties Trust REIT	1,000	49,150
Countrywide Financial Corp.	11,000	478,280
Developers Diversified Realty Corp. REIT(b)	1,200	80,544
Duke Realty Corp. REIT(b)	2,900	127,948
Fidelity National Information Services, Inc.	1,389	59,060
The Goldman Sachs Group, Inc.	5,000	1,060,800
Health Care Property Investors, Inc.	300	12,375
Health Care REIT, Inc. (b)	100	4,681
Hospitalities Properties Trust	1,600	78,080
HRPT Properties Trust	4,400	57,288
Huntington Bancshares, Inc.	4,500	104,760
IndyMac Bancorp, Inc.	1,400	54,446
iStar Financial, Inc.	2,300	115,345
Jefferies Group, Inc.	3,000	88,380
Lehman Brothers Holdings, Inc.	8,900	731,936
Liberty Property Trust REIT	1,800	93,132
Mack-Cali Realty Corp.	1,300	72,332
Mercantile Bankshares Corp.	200	9,422
Merrill Lynch & Co., Inc.	13,700	1,281,772
Morgan Stanley	18,100	1,498,499

6

New Century Financial Corp. REIT(b)	1,600	48,432
New Plan Excel Realty Trust(b)	2,100	61,152
PNC Financial Services Group, Inc.	12,000	885,240
Raymond James Financial, Inc.	1,000	31,920
Regency Centers Corp.	1,500	130,650
SL Green Realty Corp.	10	1,466
Thornburg Mortgage, Inc. REIT(b)	32,200	866,180
Weingarten Realty Investors REIT	100	4,951
		19,308,400

Food Retailers — 0.1%
SUPERVALU, INC.	3,701	140,564

Foods — 2.4%
Archer-Daniels-Midland Co.	600	19,200
Campbell Soup Co.	21,600	831,168
ConAgra Foods, Inc.	33,500	861,285
Corn Products International, Inc.	1,700	58,225
Dean Foods Co. (a)	1,400	61,950
Del Monte Foods Co.	13,300	152,418
General Mills, Inc.	5,300	303,372
Heinz (H. J.) Co.	2,900	136,648
Hormel Foods Corp.	200	7,580
The J.M. Smucker Co.	900	42,741
Kellogg Co.	200	9,854
Kraft Foods, Inc. Cl. A(b)	3,800	132,696
The Kroger Co.	11,400	291,840
McCormick & Co., Inc.	1,200	46,848
Safeway, Inc.	8,100	291,843
Sara Lee Corp.	46,000	788,900
Smithfield Foods, Inc. (a)	100	2,626
		4,039,194

Forest Products & Paper — 0.5%
MeadWestvaco Corp.	2,000	60,280
Plum Creek Timber Co., Inc.	2,400	96,600
Sonoco Products Co.	19,500	750,750
		907,630

Healthcare — 0.0%
Caremark Rx, Inc.	400	24,504
Health Net, Inc. (a)	400	19,484
		43,988

Home Construction, Furnishings & Appliances — 0.6%
Centex Corp. (b)	1,200	64,428
Leggett & Platt, Inc. (b)	900	21,816
Mohawk Industries, Inc. (a) (b)	800	65,936
The Ryland Group, Inc.	1,100	61,798
Steelcase, Inc. Cl. A	36,900	722,871
		936,849

7

Household Products — 0.2%
The Black & Decker Corp.	400	34,912
The Clorox Co.	600	39,252
Fortune Brands, Inc.	400	33,488
Newell Rubbermaid, Inc.	2,000	59,080
RPM, Inc.	100	2,323
The Sherwin-Williams Co.	1,100	76,010
Snap-on, Inc.	900	43,389
The Stanley Works	800	45,808
		334,262

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	400	31,060

Industrial - Diversified — 0.2%
Eaton Corp.	3,500	274,225
ITT Corp.	700	41,755
Leucadia National Corp.	200	5,472
SPX Corp.	1,100	77,209
		398,661

Insurance — 9.2%
Aetna, Inc.	6,000	252,960
Allstate Corp.	9,800	589,568
Ambac Financial Group, Inc.	2,300	202,630
American Financial Group, Inc.	21,750	768,210
American International Group, Inc.	35,200	2,409,440
American National Insurance Co.	300	36,732
Aon Corp.	3,400	121,924
Assurant, Inc. (b)	11,600	644,728
W.R. Berkley Corp.	1,250	41,362
Chubb Corp.	8,800	457,952
Cigna Corp.	7,100	940,040
Cincinnati Financial Corp.	2,340	104,692
Erie Indemnity Co. Cl. A	1,100	60,797
First American Corp.	100	4,238
Genworth Financial, Inc. Cl. A	7,500	261,750
The Hartford Financial Services Group, Inc.	5,000	474,550
HCC Insurance Holdings, Inc. (b)	1,300	40,560
Lincoln National Corp.	4,672	313,678
Loews Corp.	6,400	278,144
Markel Corp. (a)	200	97,020
Marsh & McLennan Cos., Inc.	9,900	292,050
MBIA, Inc.	2,900	208,307
Metlife, Inc.	8,700	540,444
MGIC Investment Corp. (b)	1,400	86,408
Nationwide Financial Services, Inc. Cl. A	1,900	103,835
Old Republic International Corp.	3,787	84,450
The PMI Group, Inc.	2,600	124,332
Principal Financial Group, Inc.	4,100	252,601
Progressive Corp.	9,400	217,986
Protective Life Corp.	700	34,251
Prudential Financial, Inc.	15,200	1,354,776
Radian Group, Inc.	100	6,022
Reinsurance Group of America, Inc.	800	46,520

8

Safeco Corp.	13,000	832,130
St. Paul Travelers Cos	28,422	1,445,259
StanCorp Financial Group, Inc.	1,300	62,205
Torchmark Corp.	1,700	110,483
Transatlantic Holdings, Inc.	500	31,395
Unitrin, Inc.	14,900	763,029
Unum Group	5,600	123,200
WellPoint, Inc. (a)	4,613	361,567
		15,182,225

Lodging — 0.1%
Host Hotels & Resorts, Inc.	6,500	172,055
Starwood Hotels & Resorts Worldwide, Inc.	1,000	62,580
		234,635

Machinery & Components — 0.9%
AGCO Corp. (a)	19,600	665,812
Cummins, Inc.	300	40,368
Dover Corp.	600	29,760
Pall Corp.	2,700	93,852
Parker Hannifin Corp.	7,900	653,804
		1,483,596

Manufacturing — 0.1%
Pentair, Inc.	1,800	56,088
Terex Corp. (a)	1,500	85,335
		141,423

Medical Supplies — 0.1%
Applera Corp. - Applied Biosystems Group	700	24,332
Bausch & Lomb, Inc. (b)	500	27,840
Thermo Fisher Scientific, Inc. (a)	4,100	196,185
		248,357

Metals & Mining — 1.7%
Carpenter Technology Corp.	100	11,710
Crane Co.	1,000	38,830
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,600	92,016
Nucor Corp.	15,900	1,026,186
Phelps Dodge Corp.	4,500	556,200
Steel Dynamics, Inc.	4,300	168,603
United States Steel Corp.	11,000	918,390
		2,811,935

Oil & Gas — 0.0%
AGL Resources, Inc.	2,100	82,530

Pharmaceuticals — 5.3%
Abbott Laboratories	4,700	249,100
AmerisourceBergen Corp.	15,400	806,652
Biogen Idec, Inc. (a)	15,300	739,602
Bristol-Myers Squibb Co.	1,000	28,790
Eli Lilly & Co.	1,200	64,944
Johnson & Johnson	5,500	367,400

9

King Pharmaceuticals, Inc. (a)	4,300	76,798
McKesson Corp.	12,300	685,725
Medco Health Solutions, Inc. (a)	1,200	71,052
Merck & Co., Inc.	35,000	1,566,250
Pfizer, Inc.	145,800	3,825,792
Sigma-Aldrich Corp.	1,600	60,720
Watson Pharmaceutical, Inc. (a)	1,800	48,996
Wyeth	4,200	207,522
		8,799,343

Photography Equipment/Supplies — 0.5%
Eastman Kodak Co. (b)	31,100	804,246

Prepackaged Software — 0.3%
CA, Inc.	4,700	115,385
Compuware Corp. (a)	4,500	40,365
Fair Isaac Corp.	2,300	91,586
McAfee, Inc. (a) (b)	2,600	76,076
Symantec Corp. (a) (b)	8,900	157,619
		481,031

Real Estate — 0.7%
Boston Properties, Inc. (b)	2,000	252,180
Equity Office Properties Trust	800	44,440
Equity Residential REIT	3,100	174,468
ProLogis	4,189	272,285
Rayonier, Inc. REIT	1,600	69,120
Simon Property Group, Inc. REIT	200	22,878
Vornado Realty Trust	2,300	281,405
		1,116,776

Restaurants — 0.6%
McDonald’s Corp.	22,100	980,135

Retail — 0.9%
Barnes & Noble, Inc.	1,200	46,716
Costco Wholesale Corp.	100	5,618
Dillards, Inc. Cl. A	1,500	51,510
Dollar Tree Stores, Inc. (a)	1,700	53,482
Family Dollar Stores, Inc.	1,300	42,120
Federated Department Stores, Inc.	9,588	397,806
OfficeMax, Inc.	1,800	86,922
RadioShack Corp. (b)	900	19,890
Rite Aid Corp. (a) (b)	5,800	35,728
Saks, Inc. (b)	3,400	63,784
Sears Holdings Corp. (a)	3,700	653,605
		1,457,181

Telephone Utilities — 6.1%
Alltel Corp.	13,000	796,770
AT&T, Inc.	138,159	5,198,923
CenturyTel, Inc.	18,200	816,088
Embarq Corp. (b)	3,400	188,734
Qwest Communications International, Inc. (a) (b)	28,500	232,275

10

Telephone and Data Systems, Inc.	800	44,760
Verizon Communications, Inc.	54,296	2,091,482
Windstream Corp.	52,815	785,887
		10,154,919

Tobacco — 1.7%
Altria Group, Inc.	21,000	1,835,190
Loews Corp. - Carolina Group	9,700	664,838
Reynolds American, Inc.	3,100	199,950
UST, Inc.	1,100	63,184
		2,763,162

Toys, Games — 0.5%
Hasbro, Inc.	9,500	269,800
Mattel, Inc.	20,000	487,200
		757,000

Transportation — 0.2%
Laidlaw International, Inc.	100	2,971
Overseas Shipholding Group, Inc.	900	55,917
Union Pacific Corp.	2,400	242,400
		301,288

Travel — 0.1%
Expedia, Inc. (a)	3,500	75,075
Sabre Holdings Corp. Cl. A	3,300	106,623
		181,698

TOTAL EQUITIES
(Cost $148,782,190)		165,502,471

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.9%
Cash Equivalents — 4.8% (d)
American Beacon Funds Money Market Fund (c)
		320,506	320,506
Bank of America
5.270%	03/09/2007	157,647	157,647
Bank of America
5.310%	03/08/2007	157,647	157,647
Bank of America
5.320%	02/16/2007	47,294	47,294
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	315,294	315,294
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	204,941	204,941
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	157,647	157,647
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	78,823	78,823
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	141,882	141,882

11

Barclays Eurodollar Time Deposit
5.320%	02/13/2007	47,294	47,294
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	47,294	47,294
BGI Institutional Money Market Fund (c)
		146,540	146,540
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	472,940	472,940
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	236,470	236,470
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	78,823	78,823
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	78,823	78,823
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	290,070	290,070
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	236,470	236,470
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	78,823	78,823
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	189,176	189,176
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	315,294	315,294
Dreyfus Cash Management Plus Money Market Fund (c)
		69,365	69,365
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	25,124	25,124
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	236,470	236,470
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	236,470	236,470
Freddie Mac Agency Discount Note
5.161%	02/09/2007	41,138	41,138
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	94,588	94,588
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		70,683	70,683
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	126,117	126,117
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	236,470	236,470
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	94,588	94,588
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	141,882	141,882
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	252,235	252,235
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	283,764	283,764
Rabobank Nederland Eurodollar Time Deposit

12

5.280%	02/26/2007	141,882	141,882
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	141,882	141,882
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	126,117	126,117
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	157,647	157,647
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	233,317	233,317
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	78,823	78,823
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	110,353	110,353
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	236,470	236,470
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	157,647	157,647
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	63,059	63,059
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	236,470	236,470
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	385,249	385,249
UBS AG Eurodollar Term
5.280%	03/23/2007	157,647	157,647
			7,935,155

Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		233,944	233,944

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,169,099)			8,169,099

TOTAL INVESTMENTS — 104.7%
(Cost $156,951,289) (f)			$173,671,570

Other Assets/(Liabilities) — (4.7%)			(7,759,635)

NET ASSETS — 100.0%			$165,911,935

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

13

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $233,967. Collateralized by a U.S. Government Agency obligation with rate of 9.015%, maturity date of 5/25/2011, and an aggregate market value, including accrued interest, of $245,641.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Premier Enhanced Index Core Equity Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.6%
COMMON STOCK
Advertising — 0.4%
Interpublic Group of Companies, Inc. (a) (b)	900	11,844
Monster Worldwide, Inc. (a)	100	4,941
Omnicom Group, Inc.	1,900	199,880
		216,665

Aerospace & Defense — 2.9%
The Boeing Co.	6,700	600,052
General Dynamics Corp.	1,100	85,965
Honeywell International, Inc.	2,200	100,518
Lockheed Martin Corp.	1,500	145,785
Northrop Grumman Corp.	1,000	70,940
Raytheon Co.	4,900	254,310
Rockwell Collins, Inc.	500	34,105
United Technologies Corp.	2,700	183,654
		1,475,329

Air Transportation — 0.0%
Southwest Airlines Co.	200	3,020

Apparel, Textiles & Shoes — 1.6%
Coach, Inc. (a)	100	4,586
The Gap, Inc.	14,200	272,214
Jones Apparel Group, Inc.	8,300	283,528
Liz Claiborne, Inc.	300	13,320
Nike, Inc. Cl. B	500	49,405
Nordstrom, Inc.	2,700	150,417
VF Corp.	300	22,761
		796,231

Automotive & Parts — 0.6%
AutoNation, Inc. (a)	100	2,245
Ford Motor Co. (b)	3,400	27,642
General Motors Corp. (b)	7,300	239,732
Harley-Davidson, Inc.	500	34,135
Paccar, Inc.	100	6,687
		310,441

Banking, Savings & Loans — 8.0%
Bank of America Corp.	18,653	980,775
The Bank of New York Co., Inc.	1,200	48,012
BB&T Corp.	1,400	59,164
Capital One Financial Corp.	3,109	249,964
Comerica, Inc.	400	23,720
Commerce Bancorp, Inc. (b)	100	3,378
Compass Bancshares, Inc.	200	12,180
Fannie Mae	2,400	135,672
Fifth Third Bancorp	1,400	55,860
Freddie Mac	1,700	110,381
JP Morgan Chase & Co.	15,100	769,043

1

KeyCorp	1,000	38,170
M&T Bank Corp.	200	24,262
Marshall and Ilsley Corp.	700	32,942
Mellon Financial Corp.	1,100	47,014
National City Corp.	6,100	230,885
Regions Financial Corp.	6,390	231,701
SLM Corp. (b)	1,100	50,556
Sovereign Bancorp, Inc.	800	19,720
SunTrust Banks, Inc.	900	74,790
Synovus Financial Corp.	800	25,544
U.S. Bancorp	4,400	156,640
Wachovia Corp.	4,746	268,149
Washington Mutual, Inc.	1,432	63,853
Wells Fargo & Co.	8,300	298,136
		4,010,511

Beverages — 1.4%
Anheuser-Busch Cos., Inc.	2,100	107,037
The Coca-Cola Co.	5,500	263,340
Coca-Cola Enterprises, Inc.	500	10,260
Molson Coors Brewing Co. Cl. B	3,500	282,800
The Pepsi Bottling Group, Inc.	400	12,652
PepsiCo, Inc.	400	26,096
		702,185

Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	2,150	67,016
Clear Channel Communications, Inc.	1,400	50,848
Comcast Corp. Cl. A (a)	8,400	372,288
The DIRECTV Group, Inc. (a)	3,800	92,682
Gannett Co., Inc.	700	40,698
The McGraw-Hill Companies, Inc.	4,100	275,028
Meredith Corp.	200	11,792
The Scripps (E.W.) Co. Cl. A	300	14,649
Time Warner, Inc.	10,700	234,009
Tribune Co.	700	21,378
		1,180,388

Building Materials & Construction — 0.1%
Masco Corp. (b)	1,100	35,189
Vulcan Materials Co. (b)	200	20,368
		55,557

Chemicals — 1.2%
Dow Chemical Co.	2,500	103,850
Du Pont (E.I.) de Nemours & Co.	2,400	118,944
Eastman Chemical Co.	100	5,856
Hercules, Inc. (a)	10,700	209,827
International Flavors & Fragrances, Inc.	1,100	53,328
Monsanto Co.	900	49,581
PPG Industries, Inc.	500	33,145
Praxair, Inc.	500	31,530
Rohm & Haas Co.	400	20,824
		626,885

2

Commercial Services — 1.9%
Allied Waste Industries, Inc. (a)	1,600	20,464
Cintas Corp.	200	8,230
Convergys Corp. (a)	11,400	296,856
eBay, Inc. (a)	3,100	100,409
Ecolab, Inc. (b)	400	17,560
Equifax, Inc.	300	12,459
Fluor Corp. (b)	100	8,260
Moody’s Corp.	800	57,248
Paychex, Inc.	900	36,009
PerkinElmer, Inc.	600	14,322
Quest Diagnostics	1,200	62,976
Robert Half International, Inc.	100	4,070
Ryder System, Inc.	3,900	212,706
Waste Management, Inc.	3,000	113,940
Western Union	100	2,234
		967,743

Communications — 0.3%
Avaya, Inc. (a)	3,200	41,056
Citizens Communications Co.	800	11,728
L-3 Communications Holdings, Inc.	400	32,936
Motorola, Inc.	700	13,895
Network Appliance, Inc. (a)	1,000	37,600
Qualcomm, Inc.	700	26,362
Tellabs, Inc. (a)	100	1,007
		164,584

Computer Integrated Systems Design — 0.3%
Autodesk, Inc. (a)	400	17,488
Computer Sciences Corp. (a)	500	26,230
Parametric Technology Corp. (a)	400	7,928
Sun Microsystems, Inc. (a)	9,400	62,416
Teradyne, Inc. (a) (b)	700	10,430
		124,492

Computer Programming Services — 0.4%
VeriSign, Inc. (a)	7,500	179,250

Computer Related Services — 0.1%
IAC/InterActiveCorp (a)	600	23,040

Computers & Information — 5.2%
Apple, Inc. (a)	2,300	197,179
Cisco Systems, Inc. (a)	34,300	912,037
Dell, Inc. (a)	9,300	225,525
EMC Corp. (a)	5,900	82,541
International Business Machines Corp.	9,300	922,095
International Game Technology	500	21,730
Jabil Circuit, Inc.	100	2,399
Lexmark International, Inc. Cl. A (a)	3,700	233,211
SanDisk Corp. (a)	100	4,020
		2,600,737

3

Computers & Office Equipment — 1.9%
Electronic Data Systems Corp.	1,400	36,834
Hewlett-Packard Co.	19,400	839,632
Pitney Bowes, Inc.	600	28,722
Xerox Corp. (a)	4,000	68,800
		973,988

Containers — 0.6%
Bemis Co., Inc.	400	13,564
Pactiv Corp. (a)	7,300	236,812
Sealed Air Corp.	300	19,770
Temple-Inland, Inc.	300	14,982
		285,128

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.	1,200	41,268
Colgate-Palmolive Co.	1,400	95,620
The Estee Lauder Cos., Inc. Cl. A	1,300	61,750
Kimberly-Clark Corp.	1,300	90,220
The Procter & Gamble Co.	9,782	634,558
		923,416

Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A (a)	200	9,798
Automatic Data Processing, Inc.	1,500	71,580
First Data Corp.	1,200	29,832
Fiserv, Inc. (a)	500	26,285
IMS Health, Inc.	2,200	63,492
NCR Corp. (a)	500	23,695
		224,682

Electric Utilities — 2.8%
AES Corp. (a)	500	10,395
Ameren Corp.	500	26,555
American Electric Power Co., Inc.	1,000	43,530
CenterPoint Energy, Inc.	2,900	50,054
Consolidated Edison, Inc. (b)	600	28,968
Constellation Energy Group, Inc.	500	36,275
DTE Energy Co.	5,100	236,487
Duke Energy Corp.	2,980	58,676
Edison International	3,700	166,426
Entergy Corp.	500	46,425
FirstEnergy Corp.	1,200	71,196
FPL Group, Inc.	1,000	56,650
NiSource, Inc.	1,800	42,840
PG&E Corp.	5,100	238,068
Pinnacle West Capital Corp.	900	43,911
PPL Corp.	900	32,040
Progress Energy, Inc.	600	28,524
Public Service Enterprise Group, Inc.	600	40,218
Southern Co.	1,800	65,754
TXU Corp.	1,100	59,488
		1,382,480

4

Electrical Equipment & Electronics — 4.4%
Advanced Micro Devices, Inc. (a) (b)	300	4,665
Altera Corp. (a)	1,000	20,050
Analog Devices, Inc.	100	3,275
Broadcom Corp. Cl. A (a)	300	9,576
Emerson Electric Co.	2,200	98,934
General Electric Co.	27,900	1,005,795
Intel Corp.	6,300	132,048
JDS Uniphase Corp. (a) (b)	462	8,214
Johnson Controls, Inc.	400	36,984
KLA-Tencor Corp.	100	4,923
Linear Technology Corp.	200	6,190
LSI Logic Corp. (a)	33,200	312,080
Maxim Integrated Products, Inc.	100	3,080
Micron Technology, Inc. (a)	1,500	19,425
Molex, Inc.	100	2,939
National Semiconductor Corp.	500	11,565
Novellus Systems, Inc. (a)	8,400	258,972
Nvidia Corp. (a)	7,300	223,745
QLogic Corp. (a)	700	12,810
Rockwell Automation, Inc.	300	18,363
Texas Instruments, Inc.	500	15,595
Xilinx, Inc.	600	14,580
		2,223,808

Energy — 9.3%
Anadarko Petroleum Corp.	5,600	245,000
Ashland, Inc.	3,900	271,245
BJ Services Co.	100	2,766
Chesapeake Energy Corp. (b)	1,100	32,571
Chevron Corp.	6,439	469,274
ConocoPhillips Co.	4,393	291,739
Devon Energy Corp. (b)	100	7,009
El Paso Corp.	3,600	55,872
EOG Resources, Inc.	100	6,913
Exxon Mobil Corp.	21,800	1,615,380
Halliburton Co.	10,000	295,400
Hess Corp.	100	5,399
KeySpan Corp.	600	24,480
Kinder Morgan, Inc.	500	53,000
Marathon Oil Corp.	3,300	298,122
Nabors Industries Ltd. (a)	100	3,028
National Oilwell Varco, Inc. (a) (b)	1,000	60,640
Nicor, Inc.	5,200	236,600
Occidental Petroleum Corp.	2,300	106,628
Schlumberger Ltd.	300	19,047
Sempra Energy	1,000	57,380
Spectra Energy Corp. (b)	2,440	63,733
Sunoco, Inc.	400	25,252
Transocean, Inc. (a)	1,100	85,107
Valero Energy Corp.	1,700	92,276
Weatherford International Ltd. (a)	100	4,038
The Williams Cos., Inc.	100	2,699

5

Xcel Energy, Inc.	10,800	251,964
XTO Energy, Inc.	100	5,047
		4,687,609

Entertainment & Leisure — 1.2%
Brunswick Corp.	200	6,822
Harrah’s Entertainment, Inc.	100	8,448
The Walt Disney Co.	17,400	611,958
		627,228

Financial Services — 9.6%
American Express Co.	1,900	110,618
Ameriprise Financial, Inc.	660	38,914
Apartment Investment & Management Co. Cl. A	200	12,526
Archstone-Smith Trust REIT	600	37,926
The Bear Stearns Cos., Inc.	1,600	263,760
Chicago Mercantile Exchange Holdings, Inc. Cl. A	100	56,330
CIT Group, Inc.	4,500	265,320
Citigroup, Inc.	15,700	865,541
Countrywide Financial Corp.	1,598	69,481
E*TRADE Financial Corp. (a)	700	17,066
Fidelity National Information Services, Inc.	300	12,756
Franklin Resources, Inc.	300	35,733
The Goldman Sachs Group, Inc.	3,300	700,128
Huntington Bancshares, Inc.	600	13,968
Janus Capital Group, Inc.	100	2,048
Legg Mason, Inc.	100	10,485
Lehman Brothers Holdings, Inc.	5,200	427,648
Merrill Lynch & Co., Inc.	3,400	318,104
Morgan Stanley	4,100	339,439
PNC Financial Services Group, Inc.	800	59,016
The Charles Schwab Corp.	200	3,784
SPDR Trust Series 1 (b)	8,100	1,163,970
T. Rowe Price Group, Inc.	200	9,598
		4,834,159

Food Retailers — 0.0%
SUPERVALU, INC.	600	22,788

Foods — 2.3%
Campbell Soup Co.	6,600	253,968
ConAgra Foods, Inc.	9,400	241,674
Dean Foods Co. (a)	400	17,700
General Mills, Inc.	4,200	240,408
Heinz (H. J.) Co.	900	42,408
The Kroger Co.	2,100	53,760
McCormick & Co., Inc.	400	15,616
Safeway, Inc.	1,300	46,839
Sara Lee Corp.	15,200	260,680
		1,173,053

Forest Products & Paper — 0.1%
International Paper Co.	100	3,370
MeadWestvaco Corp.	400	12,056

6

Plum Creek Timber Co., Inc.	600	24,150
Weyerhaeuser Co.	100	7,500
		47,076

Healthcare — 0.6%
Caremark Rx, Inc.	700	42,882
Express Scripts, Inc. (a)	400	27,808
Laboratory Corp. of America Holdings (a)	2,600	190,944
Manor Care, Inc.	300	15,972
		277,606

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp. (b)	300	16,107
D.R. Horton, Inc.	100	2,906
Leggett & Platt, Inc. (b)	400	9,696
Lennar Corp. Cl. A	100	5,438
Pulte Homes, Inc.	100	3,434
Whirlpool Corp. (b)	100	9,143
		46,724

Household Products — 0.5%
The Black & Decker Corp.	200	17,456
The Clorox Co.	500	32,710
Newell Rubbermaid, Inc.	500	14,770
The Sherwin-Williams Co.	400	27,640
Snap-on, Inc.	3,100	149,451
The Stanley Works	200	11,452
		253,479

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	200	15,530

Industrial - Diversified — 1.4%
3M Co.	2,000	148,600
Cooper Industries Ltd. Cl. A	500	45,695
Corning, Inc. (a)	600	12,504
Danaher Corp.	1,000	74,060
Eaton Corp.	2,600	203,710
Illinois Tool Works, Inc.	48	2,448
ITT Corp.	500	29,825
Tyco International Ltd.	5,331	169,952
		686,794

Information Retrieval Services — 0.2%
Google, Inc. Cl. A (a)	100	50,130
Juniper Networks, Inc. (a)	1,000	18,120
Yahoo!, Inc. (a) (b)	500	14,155
		82,405

Insurance — 7.7%
ACE Ltd.	900	52,002
Aetna, Inc.	6,000	252,960
Allstate Corp.	2,500	150,400

7

Ambac Financial Group, Inc.	500	44,050
American International Group, Inc.	12,200	835,090
Aon Corp.	700	25,102
Chubb Corp.	2,800	145,712
Cigna Corp.	1,900	251,560
Cincinnati Financial Corp.	546	24,428
Genworth Financial, Inc. Cl. A	1,200	41,880
The Hartford Financial Services Group, Inc.	900	85,419
Lincoln National Corp.	749	50,288
Loews Corp.	1,200	52,152
Marsh & McLennan Cos., Inc.	1,500	44,250
MBIA, Inc.	600	43,098
Metlife, Inc.	7,100	441,052
MGIC Investment Corp. (b)	300	18,516
Principal Financial Group, Inc.	700	43,127
Progressive Corp.	2,000	46,380
Prudential Financial, Inc.	4,600	409,998
Safeco Corp.	4,100	262,441
St. Paul Travelers Cos	6,957	353,764
Torchmark Corp.	300	19,497
Unum Group	900	19,800
WellPoint, Inc. (a)	1,700	133,246
XL Capital Ltd. Cl. A	500	34,500
		3,880,712

Lodging — 0.5%
Hilton Hotels Corp.	800	28,312
Marriott International, Inc. Cl. A	200	9,628
Starwood Hotels & Resorts Worldwide, Inc.	600	37,548
Wyndham Worldwide Corp. (a)	6,240	194,688
		270,176

Machinery & Components — 0.7%
Baker Hughes, Inc.	100	6,903
Caterpillar, Inc.	100	6,407
Cummins, Inc.	200	26,912
Deere & Co.	100	10,028
Dover Corp.	600	29,760
Ingersoll-Rand Co. Ltd. Cl. A	900	38,592
Pall Corp.	400	13,904
Parker Hannifin Corp.	2,500	206,900
		339,406

Manufacturing — 0.3%
American Standard Cos., Inc.	600	29,634
Applied Materials, Inc.	3,800	67,374
Avery Dennison Corp.	700	47,852
		144,860

Medical Supplies — 1.4%
Agilent Technologies, Inc. (a)	100	3,200
Applera Corp. - Applied Biosystems Group	600	20,856
Bard (C.R.), Inc.	200	16,504
Bausch & Lomb, Inc. (b)	200	11,136

8

Baxter International, Inc.	5,200	258,232
Becton, Dickinson & Co.	500	38,470
Boston Scientific Corp. (a)	200	3,690
Tektronix, Inc.	400	11,308
Thermo Fisher Scientific, Inc. (a)	5,500	263,175
Waters Corp. (a)	400	22,676
Zimmer Holdings, Inc. (a)	800	67,376
		716,623

Metals & Mining — 1.4%
Alcoa, Inc.	200	6,460
Allegheny Technologies, Inc.	100	10,349
CONSOL Energy, Inc.	100	3,443
Freeport-McMoRan Copper & Gold, Inc. Cl. B	500	28,755
Nucor Corp.	4,000	258,160
Phelps Dodge Corp.	800	98,880
United States Steel Corp.	3,800	317,262
		723,309

Pharmaceuticals — 7.7%
Abbott Laboratories	4,800	254,400
AmerisourceBergen Corp.	5,700	298,566
Amgen, Inc. (a)	3,600	253,332
Barr Pharmaceuticals, Inc. (a)	200	10,704
Biogen Idec, Inc. (a)	5,400	261,036
Cardinal Health, Inc.	1,100	78,562
Celgene Corp. (a)	100	5,368
Forest Laboratories, Inc. (a) (b)	5,300	297,383
Johnson & Johnson	10,100	674,680
King Pharmaceuticals, Inc. (a)	1,000	17,860
McKesson Corp.	4,300	239,725
Medco Health Solutions, Inc. (a)	500	29,605
Merck & Co., Inc.	15,600	698,100
Mylan Laboratories, Inc.	700	15,498
Pfizer, Inc.	24,900	653,376
Sigma-Aldrich Corp.	400	15,180
Watson Pharmaceutical, Inc. (a)	2,700	73,494
		3,876,869

Photography Equipment/Supplies — 0.5%
Eastman Kodak Co. (b)	9,000	232,740

Prepackaged Software — 3.7%
Adobe Systems, Inc. (a)	1,600	62,192
BMC Software, Inc. (a)	8,400	288,876
CA, Inc.	1,106	27,152
Citrix Systems, Inc. (a)	600	19,002
Compuware Corp. (a)	1,400	12,558
Electronic Arts, Inc. (a)	400	20,000
Intuit, Inc. (a)	1,000	31,450
Microsoft Corp.	27,500	848,650
Oracle Corp. (a)	28,883	495,632
Symantec Corp. (a)	2,500	44,275
		1,849,787

9

Real Estate — 0.4%
Boston Properties, Inc.	400	50,436
CB Richard Ellis Group, Inc. Cl. A (a)	400	15,044
Equity Residential REIT	500	28,140
ProLogis	700	45,500
Realogy Corp. (a)	650	19,435
Vornado Realty Trust	400	48,940
		207,495

Restaurants — 0.5%
Darden Restaurants, Inc.	500	19,570
McDonald’s Corp.	3,300	146,355
Wendy’s International, Inc.	200	6,792
Yum! Brands, Inc.	1,100	66,011
		238,728

Retail — 3.7%
Amazon.com, Inc. (a) (b)	100	3,767
AutoZone, Inc. (a)	2,400	301,512
Best Buy Co., Inc.	1,200	60,480
Big Lots, Inc. (a)	12,900	334,497
Circuit City Stores, Inc.	100	2,041
CVS Corp.	100	3,365
Dillards, Inc. Cl. A	200	6,868
Family Dollar Stores, Inc.	500	16,200
Federated Department Stores, Inc.	1,572	65,222
The Home Depot, Inc.	200	8,148
J.C. Penney Co., Inc.	700	56,868
Kohl’s Corp. (a)	4,300	304,913
Lowe’s Companies, Inc. (b)	100	3,371
Office Depot, Inc. (a)	7,200	269,208
OfficeMax, Inc.	300	14,487
RadioShack Corp. (b)	500	11,050
Sears Holdings Corp. (a)	300	52,995
Staples, Inc.	1,250	32,150
Target Corp.	1,500	92,040
The TJX Cos., Inc.	2,000	59,140
Walgreen Co.	2,700	122,310
Wal-Mart Stores, Inc.	1,100	52,459
		1,873,091

Telephone Utilities — 4.2%
Alltel Corp.	1,700	104,193
AT&T, Inc.	23,949	901,201
CenturyTel, Inc.	5,800	260,072
Embarq Corp.	3,318	184,182
Qwest Communications International, Inc. (a) (b)	4,000	32,600
Sprint Nextel Corp.	7,161	127,681
Verizon Communications, Inc.	7,300	281,196
Windstream Corp.	13,800	205,344
		2,096,469

Tobacco — 1.2%

10

Altria Group, Inc.	6,300	550,557
Reynolds American, Inc.	500	32,250
UST, Inc.	500	28,720
		611,527

Toys, Games — 0.6%
Hasbro, Inc.	3,100	88,040
Mattel, Inc.	8,100	197,316
		285,356

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	100	8,036
CSX Corp.	1,600	58,864
FedEx Corp.	2,300	253,920
Norfolk Southern Corp.	1,500	74,475
Union Pacific Corp.	1,600	161,600
		556,895

Travel — 0.0%
Sabre Holdings Corp. Cl. A	400	12,924

TOTAL EQUITIES
(Cost $45,855,629)		50,121,978

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.9%
Cash Equivalents — 3.9% (d)
American Beacon Funds Money Market Fund (c)
		78,871	78,871
Bank of America
5.270%	03/09/2007	38,794	38,794
Bank of America
5.310%	03/08/2007	38,794	38,794
Bank of America
5.320%	02/16/2007	11,638	11,638
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	77,589	77,589
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	50,433	50,433
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	38,794	38,794
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	19,397	19,397
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	34,915	34,915
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	11,638	11,638
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	11,638	11,638
BGI Institutional Money Market Fund (c)
		36,062	36,062
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	116,385	116,385

11

Calyon Eurodollar Time Deposit
5.290%	03/05/2007	58,193	58,193
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	19,398	19,398
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	19,398	19,398
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	71,383	71,383
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	58,193	58,193
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	19,398	19,398
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	46,554	46,554
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	77,590	77,590
Dreyfus Cash Management Plus Money Market Fund (c)
		17,070	17,070
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	6,183	6,183
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	58,193	58,193
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	58,193	58,193
Freddie Mac Agency Discount Note
5.161%	02/09/2007	10,124	10,124
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	23,277	23,277
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		17,394	17,394
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	31,036	31,036
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	58,193	58,193
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	23,277	23,277
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	34,916	34,916
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	62,072	62,072
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	69,831	69,831
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	34,916	34,916
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	34,916	34,916
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	31,036	31,036
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	38,795	38,795

12

Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	57,417	57,417
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	19,398	19,398
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	27,157	27,157
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	58,193	58,193
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	38,795	38,795
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	15,518	15,518
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	58,193	58,193
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	94,805	94,805
UBS AG Eurodollar Term
5.280%	03/23/2007	38,795	38,795
			1,952,748

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		515,936	515,936

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,468,684)			2,468,684

TOTAL INVESTMENTS — 104.5%
(Cost $48,324,313) (f)			$52,590,662

Other Assets/(Liabilities) — (4.5%)			(2,241,513)

NET ASSETS — 100.0%			$50,349,149

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)     Non-income producing security.

(b)     Denotes all or a portion of security on loan. (Note 2).

(c)     Amount represents shares owned of the fund.

(d)     Represents investments of security lending collateral. (Note 2).

(e)     Maturity value of $515,986. Collateralized by a U.S. Government Agency Obligation with a rate of 8.875%, maturity date of 9/25/2014, and an aggregate market value, including accrued interest, of $541,733.

(f)      See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Main Street Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Advertising — 0.5%
Omnicom Group, Inc.	16,000	1,683,199
Valueclick, Inc. (a)	2,500	63,800
		1,746,999

Aerospace & Defense — 3.3%
The Boeing Co.	6,700	600,052
General Dynamics Corp.	28,200	2,203,830
Honeywell International, Inc.	47,300	2,161,137
Lockheed Martin Corp. (b)	28,500	2,769,915
Northrop Grumman Corp.	30,200	2,142,388
Orbital Sciences Corp. (a)	200	3,412
Raytheon Co.	43,100	2,236,890
		12,117,624

Air Transportation — 0.1%
AMR Corp. (a)	3,700	137,085
Continental Airlines, Inc. Cl. B (a) (b)	4,100	170,109
		307,194

Apparel, Textiles & Shoes — 1.5%
Aeropostale, Inc. (a)	2,400	86,256
American Eagle Outfitters, Inc.	3,450	111,711
AnnTaylor Stores Corp. (a)	1,600	55,200
Brown Shoe Co., Inc.	1,400	76,090
Coach, Inc. (a)	24,500	1,123,570
Dress Barn, Inc. (a)	3,000	67,410
DSW, Inc. Cl. A (a) (b)	600	24,054
The Gap, Inc.	47,800	916,326
The Gymboree Corp. (a)	1,900	82,251
Jones Apparel Group, Inc.	1,400	47,824
Limited Brands, Inc.	13,200	368,808
Nordstrom, Inc.	36,700	2,044,557
Payless ShoeSource, Inc. (a)	2,800	95,060
Polo Ralph Lauren Corp.	1,400	114,870
Ross Stores, Inc.	3,400	110,126
Wolverine World Wide, Inc.	1,300	40,001
		5,364,114

Automotive & Parts — 0.8%
ArvinMeritor, Inc.	3,800	73,150
Autoliv, Inc.	200	12,068
General Motors Corp. (b)	43,000	1,412,120
The Goodyear Tire & Rubber Co. (a) (b)	4,000	98,760
Harley-Davidson, Inc.	18,300	1,249,341
Lear Corp. (a) (b)	2,900	98,194
		2,943,633

Banking, Savings & Loans — 8.7%
Bank of America Corp.	156,083	8,206,844
Capital One Financial Corp.	14,000	1,125,600

1

Fannie Mae	46,900	2,651,257
The First Marblehead Corp. (b)	1,700	92,480
Freddie Mac	36,800	2,389,424
JP Morgan Chase & Co.	142,300	7,247,339
U.S. Bancorp	47,000	1,673,200
Wachovia Corp.	56,555	3,195,357
Wells Fargo & Co.	150,500	5,405,960
World Acceptance Corp. (a)	500	22,005
		32,009,466

Beverages — 0.5%
The Coca-Cola Co.	14,600	699,048
PepsiCo, Inc.	17,300	1,128,652
		1,827,700

Broadcasting, Publishing & Printing — 2.9%
CBS Corp. Cl. B	700	21,819
Clear Channel Communications, Inc.	53,800	1,954,016
Comcast Corp. Cl. A (a)	31,700	1,404,944
The DIRECTV Group, Inc. (a)	24,000	585,360
Gannett Co., Inc.	2,900	168,606
Idearc, Inc.	2,905	94,180
Liberty Global, Inc. Cl. A (a)	10,000	300,600
Liberty Media Holding Corp. Capital Cl. A (a)	11,900	1,217,370
Liberty Media Holding Corp. Interactive Cl. A (a)	11,200	272,944
The McGraw-Hill Companies, Inc.	21,700	1,455,636
Time Warner, Inc.	119,900	2,622,213
Viacom, Inc. Cl. B (a)	19,650	799,166
		10,896,854

Building Materials & Construction — 0.1%
Eagle Materials, Inc.	200	9,878
Emcor Group, Inc. (a)	1,300	74,646
Granite Construction, Inc.	2,200	117,832
Louisiana-Pacific Corp.	2,300	52,693
Masco Corp.	200	6,398
		261,447

Chemicals — 1.1%
Albemarle Corp.	1,300	101,374
Dow Chemical Co.	55,900	2,322,086
W.R. Grace & Co. (a)	900	19,530
H.B. Fuller Co.	1,700	43,979
Hercules, Inc. (a)	4,700	92,167
The Lubrizol Corp.	1,300	66,976
Lyondell Chemical Co.	5,500	173,910
NewMarket Corp.	1,200	66,840
OM Group, Inc. (a)	1,600	78,176
PPG Industries, Inc.	7,100	470,659
Rohm & Haas Co. (b)	13,400	697,604
Usec, Inc. (a)	5,600	75,936
		4,209,237

Commercial Services — 0.8%
Administaff, Inc. (b)	1,700	69,598

2

Apollo Group, Inc. Cl. A (a) (b)	1,800	78,120
Convergys Corp. (a)	4,100	106,764
Corrections Corp. of America (a)	1,000	48,720
Ikon Office Solutions, Inc.	1,300	19,370
ITT Educational Services, Inc. (a)	1,300	100,880
John H. Harland Co.	800	40,304
Labor Ready, Inc. (a)	3,900	73,242
Manpower, Inc.	2,800	204,204
MPS Group, Inc. (a)	2,600	38,948
Paychex, Inc.	28,400	1,136,284
Rent-A-Center, Inc. (a)	2,500	73,650
Volt Information Sciences, Inc. (a) (b)	600	21,216
Watson Wyatt Worldwide, Inc. Cl. A	500	22,145
Western Union	36,500	815,410
		2,848,855

Communications — 1.7%
Arris Group, Inc. (a)	6,100	86,742
Avaya, Inc. (a)	9,000	115,470
Citizens Communications Co.	4,800	70,368
EchoStar Communications Corp. Cl. A (a)	10,700	431,638
InterDigital Communications Corp. (a)	1,700	58,973
Motorola, Inc.	154,600	3,068,810
Network Appliance, Inc. (a)	16,000	601,600
Polycom, Inc. (a)	5,000	168,100
Qualcomm, Inc.	42,100	1,585,486
UTStarcom, Inc. (a) (b)	8,500	75,055
		6,262,242

Computer Integrated Systems Design — 0.2%
Cadence Design Systems, Inc. (a) (b)	6,100	115,290
Computer Sciences Corp. (a)	2,700	141,642
Mentor Graphics Corp. (a) (b)	4,100	76,260
Synopsys, Inc. (a)	6,600	175,560
Teradyne, Inc. (a) (b)	6,300	93,870
Websense, Inc. (a)	2,100	45,465
		648,087

Computer Programming Services — 0.0%
Ceridian Corp. (a)	2,900	86,913
VeriSign, Inc. (a)	4,000	95,600
		182,513

Computer Related Services — 0.2%
Acxiom Corp.	1,500	34,050
IAC/InterActiveCorp (a) (b)	13,700	526,080
NetFlix, Inc. (a) (b)	1,300	29,640
		589,770

Computers & Information — 4.5%
Cisco Systems, Inc. (a)	167,400	4,451,166
Cognos, Inc. (a)	1,000	43,130
Dell, Inc. (a)	145,100	3,518,675
Diebold, Inc. (b)	2,100	97,335
EMC Corp. (a)	128,700	1,800,513

3

Emulex Corp. (a)	3,900	69,225
International Business Machines Corp.	65,700	6,514,155
Lexmark International, Inc. Cl. A (a)	1,700	107,151
MICROS Systems, Inc. (a)	1,000	56,300
Tech Data Corp. (a)	2,300	85,422
		16,743,072

Computers & Office Equipment — 2.1%
Electronic Data Systems Corp.	49,000	1,289,190
Hewlett-Packard Co.	106,800	4,622,304
Xerox Corp. (a)	116,000	1,995,200
		7,906,694

Containers — 0.0%
Pactiv Corp. (a)	5,000	162,200

Cosmetics & Personal Care — 1.2%
Avon Products, Inc.	11,200	385,168
The Procter & Gamble Co.	62,992	4,086,291
		4,471,459

Data Processing & Preparation — 0.7%
The BISYS Group, Inc. (a)	300	3,831
CSG Systems International, Inc. (a)	1,300	32,604
Deluxe Corp.	2,600	77,792
First Data Corp.	85,900	2,135,474
Fiserv, Inc. (a)	2,000	105,140
NCR Corp. (a)	2,100	99,519
		2,454,360

Education — 0.0%
Career Education Corp. (a)	3,500	100,345

Electric Utilities — 0.6%
AES Corp. (a)	4,300	89,397
American Electric Power Co., Inc.	1,900	82,707
CenterPoint Energy, Inc. (b)	5,200	89,752
Duke Energy Corp.	10,600	208,714
Edison International	2,800	125,944
PG&E Corp.	31,800	1,484,424
		2,080,938

Electrical Equipment & Electronics — 6.3%
Acuity Brands, Inc.	2,100	121,821
Agere Systems, Inc. (a)	3,600	72,504
Altera Corp. (a)	5,100	102,255
Amkor Technology, Inc. (a) (b)	7,400	77,922
Analog Devices, Inc.	55,100	1,804,525
Atmel Corp. (a)	2,100	12,558
Avnet, Inc. (a)	2,100	65,205
AVX Corp. (b)	1,800	26,010
Belden CDT, Inc.	1,100	47,575
Cymer, Inc. (a)	1,600	67,568
Emerson Electric Co.	8,800	395,736
Energizer Holdings, Inc. (a)	1,000	85,230

4

Fairchild Semiconductor International, Inc. (a)	100	1,781
General Electric Co.	278,700	10,047,135
Hittite Microwave Corp. (a)	1,100	38,258
Integrated Device Technology, Inc. (a)	8,400	127,092
Intel Corp.	224,000	4,695,040
Intersil Corp. Cl. A	4,100	96,596
Johnson Controls, Inc.	4,300	397,578
Linear Technology Corp.	3,300	102,135
LSI Logic Corp. (a)	10,600	99,640
Micrel, Inc. (a)	4,100	41,451
Micron Technology, Inc. (a)	2,900	37,555
National Semiconductor Corp.	5,500	127,215
Novellus Systems, Inc. (a)	3,200	98,656
Nvidia Corp. (a)	40,900	1,253,585
Plexus Corp. (a)	300	5,040
QLogic Corp. (a)	3,200	58,560
Silicon Image, Inc. (a)	5,600	67,704
Texas Instruments, Inc.	91,800	2,863,242
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	90,530
Vishay Intertechnology, Inc. (a)	4,000	52,560
		23,180,262

Energy — 8.9%
Ashland, Inc.	1,500	104,325
BJ Services Co.	3,400	94,044
Chevron Corp.	82,810	6,035,193
ConocoPhillips Co.	76,739	5,096,237
Devon Energy Corp.	18,400	1,289,656
Exxon Mobil Corp.	183,200	13,575,120
Frontier Oil Corp.	4,000	113,640
Grey Wolf, Inc. (a)	5,300	36,199
Halliburton Co.	57,200	1,689,688
Headwaters, Inc. (a) (b)	3,100	70,432
Hess Corp.	26,000	1,403,740
Holly Corp.	1,700	89,573
Marathon Oil Corp.	24,500	2,213,330
MGM Energy Corp. CAD (a)	760	3,974
Oneok, Inc.	1,600	68,656
Paramount Resources Ltd. Cl. A CAD (a)	19,000	317,190
Parker Drilling Co. (a)	4,300	39,818
SEACOR Holdings, Inc. (a)	900	91,107
Sunoco, Inc.	3,700	233,581
Tesoro Corp.	1,500	123,585
Tidewater, Inc. (b)	1,800	92,826
Todco (a)	2,200	76,186
		32,858,100

Entertainment & Leisure — 1.1%
Live Nation, Inc. (a)	600	14,808
News Corp., Inc. Cl. A	77,900	1,811,175
The Walt Disney Co.	67,000	2,356,390
		4,182,373

Financial Services — 7.3%
AmeriCredit Corp. (a)	8,400	227,976

5

Ameriprise Financial, Inc.	23,380	1,378,485
The Bear Stearns Cos., Inc.	12,300	2,027,655
BlackRock, Inc. (b)	4,100	687,816
Chicago Mercantile Exchange Holdings, Inc. Cl. A	500	281,650
Citigroup, Inc.	167,900	9,256,327
Countrywide Financial Corp.	41,400	1,800,072
The Goldman Sachs Group, Inc.	8,800	1,867,008
International Securities Exchange, Inc.	1,000	41,430
Janus Capital Group, Inc.	3,000	61,440
Knight Capital Group, Inc. Cl. A (a)	2,900	52,403
Lehman Brothers Holdings, Inc.	24,600	2,023,104
Merrill Lynch & Co., Inc.	48,100	4,500,236
Morgan Stanley	35,600	2,947,324
		27,152,926

Foods — 1.1%
ConAgra Foods, Inc.	22,400	575,904
Dean Foods Co. (a)	800	35,400
Heinz (H. J.) Co.	4,800	226,176
Kraft Foods, Inc. Cl. A (b)	11,500	401,580
The Kroger Co.	53,100	1,359,360
Safeway, Inc.	42,700	1,538,481
Sara Lee Corp.	3,700	63,455
		4,200,356

Forest Products & Paper — 0.0%
Packaging Corp. of America	700	15,988

Healthcare — 2.2%
Caremark Rx, Inc.	42,600	2,609,676
Coventry Health Care, Inc. (a)	2,100	108,255
Humana, Inc. (a)	19,800	1,098,900
Laboratory Corp. of America Holdings (a)	2,700	198,288
UnitedHealth Group, Inc.	76,040	3,973,850
		7,988,969

Heavy Construction — 0.0%
AMREP Corp. (b)	400	40,860

Heavy Machinery — 0.0%
The Toro Co.	1,700	87,159
Verigy Ltd. (a)	5,203	95,371
		182,530

Home Construction, Furnishings & Appliances — 0.0%
Select Comfort Corp. (a) (b)	1,300	23,972
Tempur-Pedic International, Inc. (b)	3,600	85,680
		109,652

Household Products — 0.0%
Snap-on, Inc.	2,000	96,420

Industrial - Diversified — 2.6%
3M Co.	21,600	1,604,880

6

Danaher Corp.	25,400	1,881,124
Eaton Corp.	17,600	1,378,960
Illinois Tool Works, Inc.	16,100	820,939
SPX Corp.	3,000	210,570
Tyco International Ltd.	117,500	3,745,900
		9,642,373

Information Retrieval Services — 1.2%
Digital River, Inc. (a)	1,000	51,180
Gartner Group, Inc. (a)	800	17,488
Google, Inc. Cl. A (a)	8,500	4,261,050
		4,329,718

Insurance — 6.2%
ACE Ltd.	16,500	953,370
Aetna, Inc.	51,100	2,154,376
Allstate Corp.	25,800	1,552,128
Ambac Financial Group, Inc.	1,200	105,720
American International Group, Inc.	65,400	4,476,630
AMERIGROUP Corp. (a) (b)	2,200	79,772
Assurant, Inc. (b)	2,200	122,276
Centene Corp. (a)	2,200	54,824
Cigna Corp.	9,900	1,310,760
CNA Financial Corp. (a)	1,100	44,715
Covanta Holding Corp. (a)	2,600	61,516
Genworth Financial, Inc. Cl. A	3,100	108,190
The Hanover Insurance Group, Inc.	1,500	72,075
Lincoln National Corp.	15,689	1,053,359
Loews Corp.	32,000	1,390,720
MBIA, Inc.	2,500	179,575
Metlife, Inc.	22,400	1,391,488
MGIC Investment Corp. (b)	1,300	80,236
Nationwide Financial Services, Inc. Cl. A	1,100	60,115
PartnerRe Ltd. (b)	500	34,000
The PMI Group, Inc. (b)	2,800	133,896
Principal Financial Group, Inc. (b)	24,600	1,515,606
Prudential Financial, Inc.	3,300	294,129
Radian Group, Inc.	3,200	192,704
RenaissanceRe Holdings Ltd.	700	37,289
Safeco Corp.	1,400	89,614
Safety Insurance Group, Inc.	100	4,884
St. Paul Travelers Cos	40,300	2,049,255
WellCare Health Plans, Inc. (a)	900	69,732
WellPoint, Inc. (a)	39,234	3,075,161
Zenith National Insurance Corp.	600	27,420
		22,775,535

Internet Content — 0.0%
BEA Systems, Inc. (a)	14,600	180,018

Lodging — 0.0%
Las Vegas Sands Corp. (a)	200	20,814

Machinery & Components — 1.4%
AGCO Corp. (a)	2,900	98,513

7

Caterpillar, Inc.	40,900	2,620,463
Chicago Bridge & Iron Co. NV	2,600	77,272
Cummins, Inc.	700	94,192
Deere & Co.	19,100	1,915,348
Gardner Denver, Inc. (a)	1,000	38,550
Ingersoll-Rand Co. Ltd. Cl. A	4,500	192,960
Lone Star Technologies, Inc. (a)	1,500	72,525
Regal-Beloit Corp.	500	25,160
Valmont Industries, Inc.	400	22,188
		5,157,171

Manufacturing — 0.6%
Applied Materials, Inc. (b)	125,300	2,221,569

Medical Supplies — 1.5%
Advanced Medical Optics, Inc. (a) (b)	1,300	47,775
Agilent Technologies, Inc. (a)	46,600	1,491,200
Applera Corp. - Applied Biosystems Group	5,800	201,608
Boston Scientific Corp. (a)	5,200	95,940
Edwards Lifesciences Corp. (a)	1,300	66,508
Immucor, Inc. (a)	2,500	78,850
Medtronic, Inc.	8,200	438,290
Mentor Corp. (b)	1,700	86,683
Stryker Corp.	2,400	148,656
Thermo Fisher Scientific, Inc. (a)	30,500	1,459,425
Zimmer Holdings, Inc. (a)	19,200	1,617,024
		5,731,959

Metals & Mining — 2.6%
AK Steel Holding Corp. (a)	6,700	140,968
Alcoa, Inc.	57,400	1,854,020
Carpenter Technology Corp.	1,600	187,360
Chaparral Steel Co.	1,900	97,432
Cleveland-Cliffs, Inc.	1,500	81,990
CommScope, Inc. (a)	2,400	77,544
Foundation Coal Holdings, Inc.	1,000	33,280
Freeport-McMoRan Copper & Gold, Inc. Cl. B	13,300	764,883
Nucor Corp.	36,200	2,336,348
Phelps Dodge Corp.	17,800	2,200,080
Quanex Corp.	1,700	66,623
Southern Copper Corp. (b)	23,200	1,450,000
Steel Dynamics, Inc.	3,600	141,156
United States Steel Corp.	2,300	192,027
		9,623,711

Pharmaceuticals — 7.2%
Abbott Laboratories	15,900	842,700
AmerisourceBergen Corp.	8,000	419,040
Amgen, Inc. (a)	14,700	1,034,439
Biogen Idec, Inc. (a)	17,000	821,780
Endo Pharmaceuticals Holdings, Inc. (a)	2,300	70,656
Forest Laboratories, Inc. (a)	36,400	2,042,404
Johnson & Johnson	103,900	6,940,520
King Pharmaceuticals, Inc. (a)	3,900	69,654
McKesson Corp.	26,900	1,499,675

8

Medco Health Solutions, Inc. (a)	11,900	704,599
Merck & Co., Inc.	94,700	4,237,825
Mylan Laboratories, Inc.	3,300	73,062
NBTY, Inc. (a)	2,400	124,440
Pfizer, Inc.	289,700	7,601,728
ViroPharma, Inc. (a)	1,100	18,733
Watson Pharmaceutical, Inc. (a)	2,200	59,884
		26,561,139

Photography Equipment/Supplies — 0.0%
Eastman Kodak Co. (b)	3,500	90,510

Prepackaged Software — 4.5%
BMC Software, Inc. (a)	7,000	240,730
Brocade Communications Systems, Inc. (a)	10,200	87,516
CA, Inc.	41,700	1,023,735
Check Point Software Technologies Ltd. (a)	1,400	33,404
Compuware Corp. (a)	10,900	97,773
DST Systems, Inc. (a) (b)	1,600	112,768
Emdeon Corp. (a)	1,200	17,112
Fair Isaac Corp.	3,500	139,370
Hyperion Solutions Corp. (a)	2,300	97,106
Intuit, Inc. (a)	57,700	1,814,665
McAfee, Inc. (a)	3,600	105,336
Microsoft Corp.	227,400	7,017,564
MicroStrategy, Inc. Cl. A (a)	600	72,852
Novell, Inc. (a)	6,400	46,400
Oracle Corp. (a)	204,300	3,505,788
Sybase, Inc. (a)	3,800	98,382
Symantec Corp. (a)	113,500	2,010,085
TIBCO Software, Inc. (a)	1,100	10,208
United Online, Inc. (b)	5,700	80,028
WebEx Communications, Inc. (a) (b)	1,000	37,080
		16,647,902

Restaurants — 0.5%
Chipotle Mexican Grill, Inc. Cl. B (a)	1,381	76,425
Jack in the Box, Inc. (a)	900	55,611
McDonald’s Corp.	2,900	128,615
Wendy’s International, Inc.	3,000	101,880
Yum! Brands, Inc.	24,200	1,452,242
		1,814,773

Retail — 5.7%
AutoZone, Inc. (a)	1,000	125,630
Barnes & Noble, Inc.	2,500	97,325
Best Buy Co., Inc.	38,100	1,920,240
Big Lots, Inc. (a)	4,700	121,871
Dick’s Sporting Goods, Inc. (a) (b)	1,000	51,490
Dillards, Inc. Cl. A	1,800	61,812
Dollar Tree Stores, Inc. (a)	5,900	185,614
Family Dollar Stores, Inc.	4,900	158,760
Federated Department Stores, Inc.	50,100	2,078,649
The Home Depot, Inc.	100,900	4,110,666
J.C. Penney Co., Inc.	21,300	1,730,412

9

Kohl’s Corp. (a)	31,100	2,205,301
Lowe’s Companies, Inc. (b)	12,500	421,375
Marvel Entertainment, Inc. (a) (b)	2,900	80,968
Men’s Wearhouse, Inc.	350	15,029
Office Depot, Inc. (a)	45,600	1,704,984
OfficeMax, Inc.	2,000	96,580
RadioShack Corp. (b)	3,000	66,300
Sears Holdings Corp. (a)	3,600	635,940
Staples, Inc.	23,800	612,136
Target Corp.	1,900	116,584
The TJX Cos., Inc.	65,400	1,933,878
Wal-Mart Stores, Inc.	50,800	2,422,652
		20,954,196

Telephone Utilities — 5.1%
ADTRAN, Inc.	2,900	64,264
Alltel Corp.	3,700	226,773
Amdocs Ltd. (a)	1,100	38,148
AT&T, Inc.	229,552	8,638,042
CenturyTel, Inc.	4,400	197,296
Embarq Corp.	1,796	99,696
Qwest Communications International, Inc. (a) (b)	68,700	559,905
Sprint Nextel Corp.	194,927	3,475,548
Telephone and Data Systems, Inc.	2,200	123,090
Verizon Communications, Inc.	138,000	5,315,760
		18,738,522

Tobacco — 1.6%
Altria Group, Inc.	65,700	5,741,523
Reynolds American, Inc.	1,400	90,300
UST, Inc.	2,100	120,624
		5,952,447

Toys, Games — 0.1%
Hasbro, Inc.	3,900	110,760
Mattel, Inc.	6,100	148,596
		259,356

Transportation — 0.3%
Carnival Corp.	5,900	304,204
CSX Corp.	15,600	573,924
General Maritime Corp.	1,000	36,490
Laidlaw International, Inc.	2,300	68,333
Norfolk Southern Corp.	900	44,685
OMI Corp.	1,800	39,708
Overseas Shipholding Group, Inc.	1,500	93,195
Swift Transportation Co., Inc. (a)	600	18,312
Wabtec Corp.	500	16,010
		1,194,861

Travel — 0.0%
Expedia, Inc. (a)	509	10,918
Sabre Holdings Corp. Cl. A	3,600	116,316
		127,234

10

TOTAL EQUITIES
(Cost $327,981,038)	368,167,047

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers & Information — 0.0%
Seagate Technology (c)	25,700	0

Electric Utilities — 0.0%
Progress Energy, Inc. (a)	19,900	6,169

TOTAL RIGHTS
(Cost $2,687)		6,169

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Financial Services
Dime Bancorp, Inc. (a)	14,200	2,059
MGM Energy Corp. Warrants, Expires 02/16/2007 CAD (a)	3,800	5,958
		8,017

TOTAL WARRANTS
(Cost $5,612)		8,017

TOTAL LONG TERM INVESTMENTS
(Cost $327,989,337)		368,181,233

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.8%
Cash Equivalents (e)
American Beacon Funds Money Market Fund (d)
		415,313	415,313
Bank of America
5.270%	03/09/2007	204,285	204,285
Bank of America
5.310%	03/08/2007	204,285	204,285
Bank of America
5.320%	02/16/2007	61,286	61,286
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	408,570	408,570
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	265,571	265,571
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	204,285	204,285
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	102,143	102,143
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	183,857	183,857
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	61,286	61,286
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	61,286	61,286

11

BGI Institutional Money Market Fund (d)
		189,892	189,892
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	612,855	612,855
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	306,428	306,428
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	102,143	102,143
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	102,143	102,143
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	375,885	375,885
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	306,428	306,428
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	102,143	102,143
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	245,142	245,142
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	408,570	408,570
Dreyfus Cash Management Plus Money Market Fund (d)
		89,885	89,885
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	32,557	32,557
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	306,428	306,428
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	306,428	306,428
Freddie Mac Agency Discount Note
5.161%	02/09/2007	53,309	53,309
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	122,571	122,571
Goldman Sachs Financial Square Prime Obligations Money Market Fund (d)
		91,594	91,594
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	163,428	163,428
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	306,428	306,428
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	122,571	122,571
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	183,857	183,857
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	326,856	326,856

12

Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	367,713	367,713
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	183,857	183,857
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	183,857	183,857
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	163,428	163,428
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	204,285	204,285
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	302,342	302,342
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	102,143	102,143
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	143,000	143,000
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	306,428	306,428
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	204,285	204,285
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	81,714	81,714
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	306,428	306,428
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	499,221	499,221
UBS AG Eurodollar Term
5.280%	03/23/2007	204,285	204,285
			10,282,694

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,282,694)			10,282,694

TOTAL INVESTMENTS — 102.3%
(Cost $338,272,031) (f)			$378,463,927

Other Assets/(Liabilities) — (2.3%)			(8,473,787)

NET ASSETS — 100.0%			$369,990,140

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Capital Appreciation Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK
Aerospace & Defense — 4.9%
The Boeing Co.	45,200	4,048,112
Empresa Brasileira de Aeronautica SA ADR (Brazil) (a)	197,650	8,014,707
General Dynamics Corp.	122,200	9,549,930
Lockheed Martin Corp.	87,210	8,475,940
Rockwell Collins, Inc.	70,400	4,801,984
United Technologies Corp.	195,500	13,297,910
		48,188,583

Apparel, Textiles & Shoes — 1.0%
Polo Ralph Lauren Corp.	122,700	10,067,535

Banking, Savings & Loans — 1.0%
Northern Trust Corp.	120,800	7,338,600
SLM Corp.	46,500	2,137,140
		9,475,740

Beverages — 1.1%
PepsiCo, Inc.	159,120	10,380,989

Broadcasting, Publishing & Printing — 1.1%
Comcast Corp. Special, Cl. A (b)	245,030	10,649,004

Chemicals — 3.6%
Monsanto Co.	420,600	23,170,854
Praxair, Inc.	199,140	12,557,768
		35,728,622

Commercial Services — 4.1%
ABB Ltd.	139,058	2,448,836
The Corporate Executive Board Co. (a)	108,100	9,807,913
eBay, Inc. (b)	586,000	18,980,540
Fastenal Co. (a)	136,500	5,088,720
Global Payments, Inc.	62,200	2,348,672
KBR, Inc. (a) (b)	62,870	1,473,044
		40,147,725

Communications — 4.6%
America Movil SAB de CV ADR- Series L, Sponsored ADR (Mexico)	140,600	6,237,016
American Tower Corp. Cl. A (b)	258,700	10,304,021
Crown Castle International Corp. (b)	169,400	5,956,104
Network Appliance, Inc. (a) (b)	168,100	6,320,560
Qualcomm, Inc.	254,500	9,584,470
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	479,600	6,815,116
		45,217,287

Communications Equipment — 1.1%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	262,000	10,424,980

1

Computer Integrated Systems Design — 1.6%
Autodesk, Inc. (b)	228,900	10,007,508
F5 Networks, Inc. (b)	83,800	5,986,672
		15,994,180

Computer Programming Services — 1.0%
Cognizant Technology Solutions Corp. Cl. A (b)	112,600	9,603,654

Computers & Information — 5.9%
Apple, Inc. (b)	176,900	15,165,637
Cisco Systems, Inc. (b)	1,142,090	30,368,173
EMC Corp. (b)	859,330	12,022,027
		57,555,837

Cosmetics & Personal Care — 3.1%
The Procter & Gamble Co.	282,850	18,348,479
Reckitt Benckiser PLC	246,090	11,812,600
		30,161,079

Data Processing & Preparation — 3.1%
Affiliated Computer Services, Inc. Cl. A (a) (b)	295,200	14,461,848
Alliance Data Systems Corp. (b)	77,600	5,271,368
Automatic Data Processing, Inc.	227,000	10,832,440
		30,565,656

Diversified Financial — 0.5%
Nomura Holdings, Inc.	248,500	5,029,173

Electrical Equipment & Electronics — 6.0%
Advanced Micro Devices, Inc. (a) (b)	325,800	5,066,190
ASML Holding NV (b)	179,700	4,585,944
Broadcom Corp. Cl. A (a) (b)	397,180	12,677,986
General Electric Co.	437,950	15,788,097
Marvell Technology Group Ltd. (a) (b)	215,600	3,943,324
Microchip Technology, Inc.	224,500	7,803,620
SiRF Technology Holdings, Inc. (a) (b)	148,000	4,345,280
Texas Instruments, Inc.	148,150	4,620,798
		58,831,239

Energy — 4.9%
Halliburton Co.	382,800	11,307,912
Kinder Morgan Management LLC (a) (b)	119,519	5,916,191
Occidental Petroleum Corp.	139,000	6,444,040
Schlumberger Ltd.	264,200	16,774,058
XTO Energy, Inc.	157,300	7,938,931
		48,381,132

Financial Services — 5.7%
Chicago Mercantile Exchange Holdings, Inc. Cl. A	28,200	15,885,060
Franklin Resources, Inc.	54,200	6,455,762
The Goldman Sachs Group, Inc.	48,240	10,234,598
Legg Mason, Inc. (a)	119,800	12,561,030
UBS AG Registered	167,724	10,455,948
		55,592,398

2

Food Retailers — 0.7%
Starbucks Corp. (b)	190,900	6,670,046

Foods — 2.5%
Cadbury Schweppes PLC	525,790	5,917,507
Nestle SA	39,446	14,353,642
Panera Bread Co. Cl. A (a) (b)	73,400	4,327,664
		24,598,813

Healthcare — 2.4%
Covance, Inc. (b)	134,700	8,304,255
Express Scripts, Inc. (b)	62,500	4,345,000
UnitedHealth Group, Inc.	216,600	11,319,516
		23,968,771

Home Construction, Furnishings & Appliances — 0.6%
Harman International Industries, Inc.	61,200	5,787,684

Industrial - Diversified — 2.5%
Corning, Inc. (b)	770,300	16,053,052
Danaher Corp.	120,400	8,916,824
		24,969,876

Information Retrieval Services — 4.7%
Google, Inc. Cl. A (b)	57,200	28,674,360
Yahoo!, Inc. (b)	608,020	17,213,046
		45,887,406

Insurance — 4.1%
American International Group, Inc.	210,110	14,382,030
The Hartford Financial Services Group, Inc.	76,400	7,251,124
Prudential Financial, Inc.	148,720	13,255,414
WellPoint, Inc. (b)	72,800	5,706,064
		40,594,632

Lodging — 0.9%
Las Vegas Sands Corp. (b)	81,400	8,471,298

Machinery & Components — 1.2%
Smith International, Inc.	296,500	11,765,120

Medical Supplies — 3.6%
Allergan, Inc.	41,400	4,831,794
Henry Schein, Inc. (b)	47,700	2,421,729
St. Jude Medical, Inc. (b)	193,000	8,252,680
Thermo Fisher Scientific, Inc. (a) (b)	292,500	13,996,125
Varian Medical Systems, Inc. (b)	121,860	5,621,402
		35,123,730

Pharmaceuticals — 8.0%
Celgene Corp. (b)	133,100	7,144,808

3

Genentech, Inc. (b)		109,360	9,554,783
Genzyme Corp. (b)		85,500	5,619,915
Gilead Sciences, Inc. (b)		94,400	6,071,808
Medco Health Solutions, Inc. (b)		117,100	6,933,491
Novartis AG		266,933	15,286,404
Roche Holding AG		82,109	15,352,537
Sepracor, Inc. (a) (b)		76,300	4,353,678
Shionogi & Co., Ltd.		219,000	3,880,909
Teva Pharmaceutical Sponsored ADR (Israel)		110,270	3,870,477
			78,068,810

Prepackaged Software — 3.6%
Adobe Systems, Inc. (b)		314,060	12,207,512
Electronic Arts, Inc. (b)		114,300	5,715,000
Microsoft Corp.		334,490	10,322,361
Red Hat, Inc. (a) (b)		302,500	6,875,825
			35,120,698

Retail — 6.5%
Best Buy Co., Inc.		146,320	7,374,528
CVS Corp.		169,600	5,707,040
J.C. Penney Co., Inc. (a)		111,480	9,056,635
Kohl’s Corp. (b)		107,300	7,608,643
Lowe’s Companies, Inc. (a)		326,440	11,004,292
Staples, Inc.		496,500	12,769,980
Target Corp.		158,200	9,707,152
			63,228,270

Retail - Grocery — 0.4%
Whole Foods Market, Inc. (a)		79,600	3,437,924

Telephone Utilities — 1.6%
Amdocs Ltd. (b)		297,300	10,310,364
NII Holdings, Inc. Cl. B (a) (b)		75,600	5,579,280
			15,889,644

Transportation — 0.3%
Expeditors International of Washington, Inc.		80,020	3,416,054

TOTAL EQUITIES
(Cost $817,516,807)			958,993,589

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.4%
Cash Equivalents — 11.0% (d)
American Beacon Funds Money Market Fund (c)
		4,341,932	4,341,932
Bank of America
5.270%	03/09/2007	2,135,691	2,135,691
Bank of America
5.310%	03/08/2007	2,135,691	2,135,691
Bank of America
5.320%	02/16/2007	640,708	640,708

4

Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	4,271,382	4,271,382
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	2,776,399	2,776,399
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	2,135,691	2,135,691
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	1,067,846	1,067,846
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	1,922,122	1,922,122
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	640,707	640,707
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	640,707	640,707
BGI Institutional Money Market Fund (c)
		1,985,222	1,985,222
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	6,407,074	6,407,074
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	3,203,537	3,203,537
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	1,067,846	1,067,846
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	1,067,846	1,067,846
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	3,929,672	3,929,672
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	3,203,537	3,203,537
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	1,067,846	1,067,846
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	2,562,829	2,562,829
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	4,271,382	4,271,382
Dreyfus Cash Management Plus Money Market Fund (c)
		939,704	939,704
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	340,368	340,368
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	3,203,537	3,203,537
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	3,203,537	3,203,537
Freddie Mac Agency Discount Note
5.161%	02/09/2007	557,314	557,314
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	1,281,415	1,281,415
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		957,570	957,570
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	1,708,553	1,708,553

5

Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	3,203,537	3,203,537
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	1,281,415	1,281,415
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	1,922,122	1,922,122
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	3,417,106	3,417,106
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	3,844,244	3,844,244
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	1,922,122	1,922,122
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	1,922,122	1,922,122
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	1,708,553	1,708,553
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	2,135,691	2,135,691
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	3,160,823	3,160,823
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	1,067,846	1,067,846
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	1,494,984	1,494,984
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	3,203,537	3,203,537
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	2,135,691	2,135,691
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	854,276	854,276
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	3,203,537	3,203,537
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	5,219,090	5,219,090
UBS AG Eurodollar Term
5.280%	03/23/2007	2,135,691	2,135,691
			107,500,052

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		23,546,103	23,546,103

TOTAL SHORT-TERM INVESTMENTS
(Cost $131,046,155)			131,046,155

TOTAL INVESTMENTS — 111.3%
(Cost $948,562,962) (f)			$1,090,039,744

Other Assets/(Liabilities) — (11.3%)			(110,415,843)

NET ASSETS — 100.0%			$979,623,901

6

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Denotes all or a portion of security on loan. (Note 2).

(b)         Non-income producing security.

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $23,548,392. Collateralized by a U.S. Government Agency obligation with a rate of 5.82%, maturity date of 12/25/2033, and a market value, including accrued interest, of $24,723,408.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Core Growth Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK
Advertising — 0.7%
AQuantive, Inc. (a) (b)	17,100	458,280

Aerospace & Defense — 0.9%
General Dynamics Corp.	7,900	617,385

Apparel, Textiles & Shoes — 2.9%
Nike, Inc. Cl. B	10,400	1,027,624
Polo Ralph Lauren Corp.	12,200	1,001,010
		2,028,634

Automotive & Parts — 0.8%
Oshkosh Truck Corp.	10,000	528,000

Beverages — 1.8%
PepsiCo, Inc.	19,100	1,246,084

Broadcasting, Publishing & Printing — 1.1%
Comcast Corp. Cl. A (a)	16,800	744,576

Chemicals — 3.3%
Monsanto Co.	41,400	2,280,726

Commercial Services — 2.7%
eBay, Inc. (a)	46,200	1,496,418
Fastenal Co. (b)	5,500	205,040
KBR, Inc. (a) (b)	7,340	171,976
		1,873,434

Communications — 2.3%
Network Appliance, Inc. (a)	19,600	736,960
Qualcomm, Inc.	23,000	866,180
		1,603,140

Computer Integrated Systems Design — 2.8%
Autodesk, Inc. (a)	22,000	961,840
F5 Networks, Inc. (a)	7,800	557,232
Sun Microsystems, Inc. (a)	68,600	455,504
		1,974,576

Computer Programming Services — 1.2%
Cognizant Technology Solutions Corp. Cl. A (a)	9,500	810,255

Computers & Information — 11.2%
Apple, Inc. (a)	28,600	2,451,878
Cisco Systems, Inc. (a)	84,000	2,233,560
EMC Corp. (a)	199,600	2,792,404
International Game Technology	6,900	299,874
		7,777,716

1

Cosmetics & Personal Care — 4.2%
Colgate-Palmolive Co.	17,400	1,188,420
The Procter & Gamble Co.	26,300	1,706,081
		2,894,501

Electrical Equipment & Electronics — 5.2%
ASML Holding NV (a) (b)	30,900	788,568
Broadcom Corp. Cl. A (a)	33,400	1,066,128
International Rectifier Corp. (a)	10,500	438,165
Rockwell Automation, Inc.	2,300	140,783
SiRF Technology Holdings, Inc. (a) (b)	15,000	440,400
Texas Instruments, Inc.	24,100	751,679
		3,625,723

Energy — 4.9%
Apache Corp.	10,300	751,591
Halliburton Co.	14,200	419,468
National Oilwell Varco, Inc. (a)	12,300	745,872
Occidental Petroleum Corp.	9,900	458,964
Schlumberger Ltd.	16,500	1,047,585
		3,423,480

Financial Services — 5.3%
Chicago Mercantile Exchange Holdings, Inc. Cl. A	1,400	788,620
The Goldman Sachs Group, Inc.	3,900	827,424
Legg Mason, Inc.	12,300	1,289,655
TD Ameritrade Holding Corp. (a)	41,700	737,673
		3,643,372

Food Retailers — 1.0%
Starbucks Corp. (a)	18,900	660,366

Foods — 0.4%
Panera Bread Co. Cl. A (a) (b)	4,400	259,424

Healthcare — 1.7%
UnitedHealth Group, Inc.	23,100	1,207,206

Home Construction, Furnishings & Appliances — 0.8%
Harman International Industries, Inc.	5,900	557,963

Industrial - Diversified — 3.0%
Corning, Inc. (a)	101,400	2,113,176

Information Retrieval Services — 4.7%
Google, Inc. Cl. A (a)	4,400	2,205,720
Yahoo!, Inc. (a)	37,200	1,053,132
		3,258,852

Insurance — 3.7%
American International Group, Inc.	36,400	2,491,580
Progressive Corp.	4,300	99,717
		2,591,297

2

Medical Supplies — 4.9%
Bard (C.R.), Inc.	9,300	767,436
Thermo Fisher Scientific, Inc. (a)	19,600	937,860
Varian Medical Systems, Inc. (a)	37,100	1,711,423
		3,416,719

Metals & Mining — 1.1%
Precision Castparts Corp.	8,600	764,454

Pharmaceuticals — 10.8%
Alcon, Inc. (b)	6,200	730,112
BioMarin Pharmaceuticals, Inc. (a)	3,600	68,184
Cardinal Health, Inc.	4,800	342,816
Celgene Corp. (a)	14,400	772,992
Genentech, Inc. (a)	9,500	830,015
Genzyme Corp. (a)	5,400	354,942
Gilead Sciences, Inc. (a)	15,500	996,960
Medco Health Solutions, Inc. (a)	13,300	787,493
Medicis Pharmaceutical Corp. Cl. A (b)	4,900	185,857
Novartis AG ADR (Switzerland)	21,800	1,257,642
Shire PLC ADR (United Kingdom)	17,900	1,136,292
		7,463,305

Prepackaged Software — 5.2%
Activision, Inc. (a) (b)	18,200	309,946
Adobe Systems, Inc. (a)	22,800	886,236
Citrix Systems, Inc. (a)	11,000	348,370
Electronic Arts, Inc. (a)	27,800	1,390,000
Red Hat, Inc. (a) (b)	30,400	690,992
		3,625,544

Retail — 7.8%
J.C. Penney Co., Inc.	4,400	357,456
Kohl’s Corp. (a)	9,700	687,827
Lowe’s Companies, Inc. (b)	28,800	970,848
Staples, Inc.	68,100	1,751,532
Target Corp.	20,600	1,264,016
Williams-Sonoma, Inc.	10,600	371,000
		5,402,679

Retail - Grocery — 0.6%
Whole Foods Market, Inc.	9,800	423,262

Telephone Utilities — 1.3%
Amdocs Ltd. (a)	11,100	384,948
NeuStar, Inc. Cl. A (a) (b)	15,900	491,151
		876,099

Transportation — 0.9%
UTI Worldwide, Inc.	20,600	626,240

TOTAL EQUITIES
(Cost $62,628,671)		68,776,468

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.7%
Cash Equivalents — 6.1% (d)
American Beacon Funds Money Market Fund (c)
		170,682	170,682
Bank of America
5.270%	03/09/2007	83,954	83,954
Bank of America
5.310%	03/08/2007	83,955	83,955
Bank of America
5.320%	02/16/2007	25,187	25,187
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	167,908	167,908
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	109,140	109,140
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	83,954	83,954
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	41,977	41,977
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	75,559	75,559
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	25,186	25,186
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	25,186	25,186
BGI Institutional Money Market Fund (c)
		78,039	78,039
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	251,862	251,862
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	125,931	125,931
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	41,977	41,977
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	41,977	41,977
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	154,475	154,475
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	125,931	125,931
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	41,977	41,977
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	100,745	100,745
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	167,908	167,908
Dreyfus Cash Management Plus Money Market Fund (c)
		36,940	36,940
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	13,380	13,380
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	125,931	125,931
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	125,931	125,931
Freddie Mac Agency Discount Note
5.161%	02/09/2007	21,908	21,908

4

General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	50,372	50,372
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		37,642	37,642
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	67,163	67,163
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	125,931	125,931
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	50,372	50,372
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	75,559	75,559
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	134,326	134,326
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	151,117	151,117
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	75,559	75,559
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	75,559	75,559
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	67,163	67,163
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	83,954	83,954
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	124,252	124,252
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	41,977	41,977
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	58,768	58,768
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	125,931	125,931
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	83,954	83,954
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	33,582	33,582
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	125,931	125,931
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	205,162	205,162
UBS AG Eurodollar Term
5.280%	03/23/2007	83,954	83,954
			4,225,828

Repurchase Agreement — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		454,989	454,989

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,680,817)			4,680,817

5

TOTAL INVESTMENTS — 105.9%
(Cost $67,309,488) (f)	$73,457,285

Other Assets/(Liabilities) — (5.9%)	(4,101,315)

NET ASSETS — 100.0%	$69,355,970

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $455,034. Collateralized by a U.S. Government Agency Obligation with a rate of 8.125%, maturity date of 7/25/2025, and an aggregate market value, including accrued interest, of $477,739.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Enhanced Index Growth Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc. Cl. A (a)	360	10,411
Getty Images, Inc. (a) (b)	510	25,112
Harte-Hanks, Inc.	510	13,826
Interpublic Group of Companies, Inc. (a) (b)	4,410	58,036
Lamar Advertising Co. Cl. A (a)	900	59,652
Monster Worldwide, Inc. (a)	50	2,470
Omnicom Group, Inc.	8,480	892,096
		1,061,603

Aerospace & Defense — 3.7%
Alliant Techsystems, Inc. (a)	100	8,100
The Boeing Co.	23,980	2,147,649
Goodrich Corp.	1,270	62,255
Honeywell International, Inc.	6,540	298,813
Lockheed Martin Corp.	14,500	1,409,255
Northrop Grumman Corp.	1,710	121,307
Raytheon Co.	7,080	367,452
Rockwell Collins, Inc.	1,900	129,599
Spirit Aerosystems Holdings, Inc. Cl. A (a)	500	15,315
United Technologies Corp.	11,420	776,788
		5,336,533

Air Transportation — 0.5%
AMR Corp. (a)	3,220	119,301
Continental Airlines, Inc. Cl. B (a) (b)	13,530	561,360
Southwest Airlines Co.	230	3,473
US Airways Group, Inc. (a) (b)	1,180	66,056
		750,190

Apparel, Textiles & Shoes — 1.7%
Abercrombie & Fitch Co. Cl. A	1,370	108,970
American Eagle Outfitters, Inc.	20,365	659,419
AnnTaylor Stores Corp. (a)	1,040	35,880
Coach, Inc. (a)	2,930	134,370
The Gap, Inc.	6,440	123,455
Limited Brands, Inc.	5,160	144,170
Nike, Inc. Cl. B	2,690	265,799
Nordstrom, Inc.	15,140	843,449
Polo Ralph Lauren Corp.	980	80,409
Ross Stores, Inc.	1,890	61,217
		2,457,138

Automotive & Parts — 0.8%
Copart, Inc. (a)	580	17,075
The Goodyear Tire & Rubber Co. (a) (b)	2,020	49,874
Harley-Davidson, Inc.	12,820	875,221
Oshkosh Truck Corp.	840	44,352
Paccar, Inc.	1,740	116,354
		1,102,876

1

Banking, Savings & Loans — 1.7%
Bank of Hawaii Corp.	260	13,611
The Bank of New York Co., Inc.	380	15,204
Capital One Financial Corp.	1,300	104,520
Cullen/Frost Bankers, Inc.	100	5,353
The First Marblehead Corp. (b)	7,840	426,496
Freddie Mac	14,870	965,509
Mellon Financial Corp.	4,140	176,944
Nelnet, Inc. Cl. A (a)	100	2,767
SLM Corp. (b)	5,450	250,482
Synovus Financial Corp.	1,150	36,719
TCF Financial Corp.	500	12,690
Wachovia Corp.	1,900	107,350
Wells Fargo & Co.	11,300	405,896
		2,523,541

Beverages — 1.5%
Anheuser-Busch Cos., Inc.	6,770	345,067
The Coca-Cola Co.	19,360	926,957
Constellation Brands, Inc. Cl. A (a)	480	11,875
The Pepsi Bottling Group, Inc.	880	27,834
PepsiCo, Inc.	14,010	914,012
		2,225,745

Broadcasting, Publishing & Printing — 2.8%
Cablevision Systems Corp. Cl. A	600	18,174
Comcast Corp. Cl. A (a)	18,890	837,205
The DIRECTV Group, Inc. (a)	44,120	1,076,087
John Wiley & Sons, Inc. Cl. A	810	30,100
Liberty Global, Inc. Cl. A (a)	1,980	59,519
Liberty Media Holding Corp. Interactive Cl. A (a)	7,790	189,842
The McGraw-Hill Companies, Inc.	15,120	1,014,250
Meredith Corp.	11,380	670,965
The Scripps (E.W.) Co. Cl. A	1,010	49,318
Time Warner, Inc.	3,910	85,512
		4,030,972

Building Materials & Construction — 0.2%
Eagle Materials, Inc.	1,120	55,317
Kinetic Concepts, Inc. (a)	500	24,595
Masco Corp.	2,860	91,491
Vulcan Materials Co. (b)	1,220	124,245
		295,648

Chemicals — 1.9%
Air Products & Chemicals, Inc.	300	22,398
Airgas, Inc.	510	21,226
Cabot Corp.	250	11,185
Celanese Corp. Cl. A	27,960	733,950
Church & Dwight, Inc.	2,840	128,680
Du Pont (E.I.) de Nemours & Co.	8,810	436,624
Huntsman Corp. (a)	640	13,382
International Flavors & Fragrances, Inc.	14,610	708,293

2

Monsanto Co.	6,390	352,025
Nalco Holding Co. (a)	1,260	28,967
PPG Industries, Inc.	250	16,572
Praxair, Inc.	3,770	237,736
Rohm & Haas Co.	310	16,139
		2,727,177

Commercial Services — 3.3%
Akamai Technologies, Inc. (a)	1,040	58,427
Allied Waste Industries, Inc. (a)	360	4,604
Apollo Group, Inc. Cl. A (a)	1,000	43,400
Cintas Corp.	1,400	57,610
Convergys Corp. (a)	5,800	151,032
The Corporate Executive Board Co.	380	34,477
Corrections Corp. of America (a)	370	18,026
Dun & Bradstreet Corp. (a)	7,990	679,150
eBay, Inc. (a)	17,060	552,573
Ecolab, Inc. (b)	1,950	85,605
Equifax, Inc.	5,560	230,907
Global Payments, Inc.	1,160	43,802
ITT Educational Services, Inc. (a)	6,170	478,792
Jacobs Engineering Group, Inc. (a)	630	57,046
Manpower, Inc.	4,850	353,710
MasterCard, Inc. Cl. A (b)	630	70,276
MoneyGram International, Inc. (b)	500	14,995
Moody’s Corp.	2,610	186,772
Paychex, Inc.	4,770	190,848
PerkinElmer, Inc.	7,260	173,296
Quanta Services, Inc. (a) (b)	500	10,285
Quest Diagnostics	14,440	757,811
Republic Services, Inc.	2,620	113,315
Robert Half International, Inc.	940	38,258
Stericycle, Inc. (a)	320	24,640
The Servicemaster Co.	790	10,309
URS Corp. (a)	100	4,297
Waste Management, Inc.	9,400	357,012
		4,801,275

Communications — 0.8%
American Tower Corp. Cl. A (a)	15	597
Avaya, Inc. (a)	11,510	147,673
Citizens Communications Co.	3,010	44,127
Crown Castle International Corp. (a) (b)	3,760	132,202
Harris Corp.	1,730	87,919
L-3 Communications Holdings, Inc.	100	8,234
Motorola, Inc.	16,000	317,600
Network Appliance, Inc. (a)	5,790	217,704
Qualcomm, Inc.	3,700	139,342
SBA Communications Corp. Cl. A (a)	2,210	65,659
Sirius Satellite Radio, Inc. (a) (b)	1,390	5,129
		1,166,186

Computer Integrated Systems Design — 0.8%
Autodesk, Inc. (a)	3,190	139,467

3

Cadence Design Systems, Inc. (a) (b)	30,890	583,821
F5 Networks, Inc. (a)	600	42,864
National Instruments Corp.	540	15,557
Sun Microsystems, Inc. (a)	3,270	21,713
Synopsys, Inc. (a)	13,590	361,494
Teradyne, Inc. (a) (b)	2,040	30,396
		1,195,312

Computer Programming Services — 0.4%
Ceridian Corp. (a)	1,460	43,756
VeriSign, Inc. (a)	24,610	588,179
		631,935

Computer Related Services — 0.1%
Acxiom Corp.	1,090	24,743
Checkfree Corp. (a) (b)	500	20,715
IAC/InterActiveCorp (a)	880	33,792
		79,250

Computers & Information — 8.6%
Apple, Inc. (a)	16,330	1,399,971
CDW Corp.	410	26,310
Cisco Systems, Inc. (a)	174,160	4,630,914
Dell, Inc. (a)	34,410	834,442
Diebold, Inc. (b)	630	29,200
EMC Corp. (a)	28,560	399,554
International Business Machines Corp.	41,220	4,086,963
International Game Technology	4,800	208,608
Jabil Circuit, Inc.	1,280	30,707
Lexmark International, Inc. Cl. A (a)	10,530	663,706
SanDisk Corp. (a)	100	4,020
Solectron Corp. (a)	2,900	9,425
VeriFone Holdings, Inc. (a)	340	13,590
Western Digital Corp. (a)	2,960	58,016
		12,395,426

Computers & Office Equipment — 2.0%
Electronic Data Systems Corp.	5,840	153,650
Hewlett-Packard Co.	62,070	2,686,390
Pitney Bowes, Inc.	1,500	71,805
		2,911,845

Containers — 0.5%
Crown Holdings, Inc. (a)	1,880	41,492
Owens-Illinois, Inc. (a)	100	2,226
Pactiv Corp. (a)	19,320	626,741
Sealed Air Corp.	1,710	112,689
		783,148

Cosmetics & Personal Care — 1.7%
Alberto-Culver Co.	10,040	229,615
Avon Products, Inc.	6,150	211,498
Colgate-Palmolive Co.	6,400	437,120
The Estee Lauder Cos., Inc. Cl. A	14,920	708,700

4

Kimberly-Clark Corp.	3,790	263,026
The Procter & Gamble Co.	9,327	605,042
		2,455,001

Data Processing & Preparation — 1.1%
Affiliated Computer Services, Inc. Cl. A (a)	510	24,985
Alliance Data Systems Corp. (a) (b)	950	64,533
Automatic Data Processing, Inc.	8,320	397,030
FactSet Research Systems, Inc.	780	45,302
First Data Corp.	6,330	157,364
Fiserv, Inc. (a)	2,500	131,425
IMS Health, Inc.	24,990	721,211
NCR Corp. (a)	490	23,221
SEI Investments Co.	490	30,542
Total System Services, Inc. (b)	380	11,742
		1,607,355

Education — 0.0%
Career Education Corp. (a)	1,140	32,684

Electric Utilities — 1.2%
AES Corp. (a)	9,820	204,158
Allegheny Energy, Inc. (a)	2,310	107,461
Constellation Energy Group, Inc.	250	18,137
DPL, Inc.	250	7,170
NRG Energy, Inc. (a)	2,450	146,828
TXU Corp.	22,390	1,210,851
		1,694,605

Electrical Equipment & Electronics — 7.0%
Advanced Micro Devices, Inc. (a) (b)	8,540	132,797
Agere Systems, Inc. (a)	1,910	38,467
Altera Corp. (a)	7,210	144,560
Ametek, Inc.	3,500	121,310
Amphenol Corp. Cl. A	1,030	69,752
Analog Devices, Inc.	350	11,462
Avnet, Inc. (a)	650	20,182
AVX Corp. (b)	11,030	159,383
Broadcom Corp. Cl. A (a)	30	958
Cypress Semiconductor Corp. (a) (b)	1,330	24,538
Dolby Laboratories, Inc. Cl. A (a)	18,930	634,155
DRS Technologies, Inc.	100	5,540
Emerson Electric Co.	9,740	438,008
Energizer Holdings, Inc. (a)	800	68,184
Fairchild Semiconductor International, Inc. (a)	740	13,179
General Electric Co.	70,930	2,557,026
Integrated Device Technology, Inc. (a)	9,800	148,274
Intel Corp.	60,670	1,271,643
International Rectifier Corp. (a)	270	11,267
Intersil Corp. Cl. A	650	15,314
Johnson Controls, Inc.	1,250	115,575
KLA-Tencor Corp.	1,240	61,045
Lincoln Electric Holdings, Inc.	490	29,777
Linear Technology Corp.	100	3,095

5

LSI Logic Corp. (a)	73,740	693,156
Maxim Integrated Products, Inc.	250	7,700
MEMC Electronic Materials, Inc. (a)	11,030	577,972
Microchip Technology, Inc.	2,660	92,462
Micron Technology, Inc. (a)	9,250	119,787
Molex, Inc.	1,610	47,318
National Semiconductor Corp.	30	694
Novellus Systems, Inc. (a) (b)	24,390	751,944
Nvidia Corp. (a)	25,410	778,816
QLogic Corp. (a)	1,910	34,953
Rockwell Automation, Inc.	2,160	132,214
Texas Instruments, Inc.	170	5,302
Thomas & Betts Corp. (a)	980	46,932
Trimble Navigation Ltd. (a)	830	46,961
Vishay Intertechnology, Inc. (a)	480	6,307
Wesco International, Inc. (a)	10,930	663,670
Xilinx, Inc.	50	1,215
		10,102,894

Energy — 4.3%
BJ Services Co.	3,820	105,661
El Paso Corp.	25,280	392,346
ENSCO International, Inc.	1,850	94,109
EOG Resources, Inc.	10	691
Exxon Mobil Corp.	16,680	1,235,988
Frontier Oil Corp.	5,370	152,562
Global Industries Ltd. (a)	1,300	17,511
Halliburton Co.	47,190	1,393,993
Helix Energy Solutions Group, Inc. (a)	700	22,519
Helmerich & Payne, Inc.	1,340	35,952
Holly Corp.	14,340	755,575
Kinder Morgan, Inc.	1,450	153,700
National Oilwell Varco, Inc. (a) (b)	6,920	419,629
Oceaneering International, Inc. (a)	590	23,287
Patterson-UTI Energy, Inc. (b)	2,050	49,507
Peabody Energy Corp.	3,400	138,822
Plains Exploration & Production Co. (a)	970	46,793
Questar Corp.	1,040	84,448
Sunoco, Inc.	850	53,661
Superior Energy Services, Inc. (a)	1,080	32,746
Tidewater, Inc. (b)	15,310	789,537
Todco (a)	840	29,089
Unit Corp. (a)	240	11,635
The Williams Cos., Inc.	3,750	101,213
XTO Energy, Inc.	100	5,047
		6,146,021

Entertainment & Leisure — 1.1%
Brunswick Corp.	100	3,411
DreamWorks Animation SKG, Inc. Cl. A (a) (b)	220	6,200
News Corp., Inc. Cl. A	12,400	288,300
Penn National Gaming, Inc. (a)	880	38,562
Regal Entertainment Group Cl. A	750	16,875
The Walt Disney Co.	35,380	1,244,315

6

Warner Music Group Corp.	740	15,866
		1,613,529

Financial Services — 5.0%
Affiliated Managers Group, Inc. (a) (b)	260	28,964
American Express Co.	12,320	717,270
AmeriCredit Corp. (a)	28,080	762,091
BlackRock, Inc.	100	16,776
CapitalSource, Inc. (b)	26,160	726,986
CBOT Holdings, Inc. Cl. A (a) (b)	600	101,280
Chicago Mercantile Exchange Holdings, Inc. Cl. A	200	112,660
Developers Diversified Realty Corp. REIT	500	33,560
E*TRADE Financial Corp. (a)	2,680	65,338
East West Bancorp, Inc.	480	18,432
Eaton Vance Corp.	1,260	43,218
Essex Property Trust, Inc. REIT	100	14,434
Federal Realty Investment Trust REIT	120	11,210
Fidelity National Information Services, Inc.	230	9,780
Franklin Resources, Inc.	1,880	223,927
The Goldman Sachs Group, Inc.	9,850	2,089,776
IndyMac Bancorp, Inc.	200	7,778
IntercontinentalExchange, Inc. (a)	300	39,165
Janus Capital Group, Inc.	800	16,384
Lehman Brothers Holdings, Inc.	8,390	689,994
Merrill Lynch & Co., Inc.	7,930	741,931
Morgan Stanley	3,460	286,453
Nuveen Investments, Inc. Cl. A	400	19,800
The Charles Schwab Corp.	7,870	148,900
T. Rowe Price Group, Inc.	100	4,799
Taubman Centers, Inc. REIT	2,060	120,036
United Dominion Realty Trust, Inc.	1,510	49,513
Ventas, Inc.	2,330	107,763
Weingarten Realty Investors REIT	200	9,902
		7,218,120

Foods — 1.4%
Campbell Soup Co.	19,550	752,284
General Mills, Inc.	10,250	586,710
Heinz (H. J.) Co.	6,580	310,050
Kellogg Co.	1,400	68,978
The Kroger Co.	1,140	29,184
McCormick & Co., Inc.	1,360	53,094
Sara Lee Corp.	4,830	82,835
Sysco Corp.	4,500	155,475
		2,038,610

Forest Products & Paper — 0.0%
Packaging Corp. of America	980	22,383

Healthcare — 1.5%
Brookdale Senior Living Inc.	130	6,240
Caremark Rx, Inc.	5,540	339,380
Community Health Systems, Inc. (a)	730	26,098
Coventry Health Care, Inc. (a)	2,165	111,606

7

DaVita, Inc. (a)	1,150	62,790
Express Scripts, Inc. (a)	2,290	159,201
Health Net, Inc. (a)	2,260	110,085
Humana, Inc. (a)	2,240	124,320
IDEXX Laboratories, Inc. (a)	330	28,317
Laboratory Corp. of America Holdings (a)	6,100	447,984
LifePoint Hospitals, Inc. (a)	150	5,097
Lincare Holdings, Inc. (a)	1,140	44,859
Manor Care, Inc.	980	52,175
Pediatrix Medical Group, Inc. (a)	720	37,829
Sierra Health Services, Inc. (a)	730	29,346
UnitedHealth Group, Inc.	11,660	609,352
		2,194,679

Heavy Machinery — 0.3%
Cameron International Corp. (a)	1,560	81,900
Donaldson Co., Inc.	760	26,767
The Manitowoc Co., Inc.	4,630	240,112
The Toro Co.	2,390	122,535
		471,314

Home Construction, Furnishings & Appliances — 0.2%
Centex Corp. (b)	70	3,758
Harman International Industries, Inc.	860	81,330
Hillenbrand Industries, Inc.	460	26,225
HNI Corp.	320	15,533
Leggett & Platt, Inc. (b)	1,240	30,058
Lennar Corp. Cl. A	400	21,752
Mohawk Industries, Inc. (a) (b)	100	8,242
Steelcase, Inc. Cl. A	6,630	129,882
Walter Industries, Inc.	390	10,990
		327,770

Household Products — 1.6%
The Black & Decker Corp.	820	71,570
Fortune Brands, Inc.	240	20,093
Jarden Corp. (a) (b)	3,920	143,746
Newell Rubbermaid, Inc.	24,410	721,071
The Sherwin-Williams Co.	12,090	835,419
Snap-on, Inc.	11,010	530,792
The Stanley Works	730	41,800
		2,364,491

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	640	49,696

Industrial - Diversified — 1.3%
3M Co.	9,430	700,649
Corning, Inc. (a)	12,840	267,586
Danaher Corp.	3,920	290,315
Harsco Corp.	490	42,081
Illinois Tool Works, Inc.	6,170	314,608
ITT Corp.	1,690	100,809

8

Textron, Inc.	1,390	129,506
		1,845,554

Information Retrieval Services — 0.6%
Google, Inc. Cl. A (a)	1,680	842,184
Juniper Networks, Inc. (a)	420	7,610
Yahoo!, Inc. (a) (b)	200	5,662
		855,456

Insurance — 3.7%
Aetna, Inc.	9,270	390,823
AFLAC, Inc.	3,060	145,687
Ambac Financial Group, Inc.	2,710	238,751
American International Group, Inc.	13,450	920,653
W.R. Berkley Corp.	6,980	230,968
CNA Financial Corp. (a)	6,150	249,998
Covanta Holding Corp. (a)	10	237
Gallagher (Arthur J.) & Co. (b)	120	3,440
The Hanover Insurance Group, Inc.	10,350	497,318
HCC Insurance Holdings, Inc. (b)	7,810	243,672
Markel Corp. (a)	460	223,146
Philadelphia Consolidated Holding Corp. (a)	7,020	316,321
Principal Financial Group, Inc.	1,770	109,050
Progressive Corp.	3,980	92,296
Prudential Financial, Inc.	7,640	680,953
Transatlantic Holdings, Inc.	3,980	249,904
WellCare Health Plans, Inc. (a)	3,070	237,864
WellPoint, Inc. (a)	5,929	464,715
		5,295,796

Internet Content — 0.0%
BEA Systems, Inc. (a)	5,140	63,376

Lodging — 0.6%
Choice Hotels International, Inc.	480	20,299
Hilton Hotels Corp.	5,440	192,522
Las Vegas Sands Corp. (a)	1,070	111,355
MGM Mirage (a)	870	60,874
Starwood Hotels & Resorts Worldwide, Inc.	2,460	153,947
Wyndham Worldwide Corp. (a)	8,000	249,600
		788,597

Machinery & Components — 2.3%
AGCO Corp. (a)	14,840	504,115
Baker Hughes, Inc.	4,570	315,467
Caterpillar, Inc.	8,700	557,409
Cummins, Inc.	1,100	148,016
Dover Corp.	3,400	168,640
FMC Technologies, Inc. (a)	350	21,676
Gardner Denver, Inc. (a)	17,270	665,759
Graco, Inc.	760	30,985
Grant Prideco, Inc. (a)	1,710	66,998
IDEX Corp.	2,420	125,598
Joy Global, Inc.	1,330	61,805

9

Pall Corp.	250	8,690
Parker Hannifin Corp.	6,920	572,699
Roper Industries, Inc.	1,000	51,920
Smith International, Inc.	100	3,968
		3,303,745

Manufacturing — 1.2%
American Standard Cos., Inc.	2,120	104,707
Applied Materials, Inc. (b)	20,420	362,047
Avery Dennison Corp.	1,510	103,224
Lam Research Corp. (a)	15,540	711,887
Pentair, Inc.	350	10,906
Terex Corp. (a)	6,480	368,647
		1,661,418

Medical Supplies — 4.3%
Advanced Medical Optics, Inc. (a) (b)	650	23,888
Agilent Technologies, Inc. (a)	8,690	278,080
Applera Corp.- Applied Biosystems Group	3,960	137,650
Bard (C.R.), Inc.	1,520	125,430
Bausch & Lomb, Inc. (b)	8,210	457,133
Baxter International, Inc.	30,970	1,537,970
Beckman Coulter, Inc. (b)	640	41,293
Becton, Dickinson & Co.	3,760	289,294
Boston Scientific Corp. (a)	1,010	18,635
Dade Behring Holdings, Inc.	1,320	55,546
Dentsply International, Inc.	2,510	77,408
Edwards Lifesciences Corp. (a)	1,050	53,718
Medtronic, Inc.	11,790	630,176
Mettler-Toledo International, Inc. (a)	8,940	740,232
Patterson Companies, Inc. (a)	900	33,849
Stryker Corp.	4,430	274,394
Techne Corp. (a)	400	23,216
Tektronix, Inc.	510	14,418
Thermo Fisher Scientific, Inc. (a)	11,760	562,716
Waters Corp. (a)	9,720	551,027
Zimmer Holdings, Inc. (a)	4,030	339,407
		6,265,480

Metals & Mining — 0.6%
Alcoa, Inc.	120	3,876
Allegheny Technologies, Inc.	2,270	234,922
Carpenter Technology Corp.	2,170	254,107
CONSOL Energy, Inc.	100	3,443
Freeport-McMoRan Copper & Gold, Inc. Cl. B	3,360	193,234
Precision Castparts Corp.	980	87,112
Southern Copper Corp. (b)	200	12,500
		789,194

Oil & Gas — 0.0%
Pride International, Inc. (a)	1,830	52,722

Pharmaceuticals — 9.2%
Abbott Laboratories	18,750	993,750

10

AmerisourceBergen Corp.	14,740	772,081
Amgen, Inc. (a)	30,400	2,139,248
Barr Pharmaceuticals, Inc. (a)	1,585	84,829
Biogen Idec, Inc. (a)	10,240	495,002
Cardinal Health, Inc.	5,070	362,099
Cephalon, Inc. (a) (b)	950	68,790
Charles River Laboratories International, Inc. (a)	250	11,250
Eli Lilly & Co.	11,930	645,652
Endo Pharmaceuticals Holdings, Inc. (a)	10,090	309,965
Forest Laboratories, Inc. (a) (b)	18,200	1,021,202
ImClone Systems, Inc. (a)	1,110	32,701
Invitrogen Corp. (a)	230	14,083
Johnson & Johnson	56,750	3,790,900
McKesson Corp.	12,360	689,070
Medco Health Solutions, Inc. (a)	2,280	134,999
Merck & Co., Inc.	14,750	660,063
Mylan Laboratories, Inc.	3,390	75,055
Omnicare, Inc. (b)	650	26,124
Schering-Plough Corp.	13,200	330,000
Sigma-Aldrich Corp.	520	19,734
Wyeth	13,390	661,600
		13,338,197

Prepackaged Software — 6.2%
Activision, Inc. (a) (b)	2,150	36,615
Adobe Systems, Inc. (a)	8,940	347,498
BMC Software, Inc. (a)	21,520	740,073
CA, Inc.	650	15,958
Citrix Systems, Inc. (a)	2,170	68,724
DST Systems, Inc. (a) (b)	1,770	124,750
Electronic Arts, Inc. (a)	70	3,500
Emdeon Corp. (a) (b)	1,300	18,538
Fair Isaac Corp.	3,210	127,822
Intuit, Inc. (a)	4,210	132,405
McAfee, Inc. (a)	1,780	52,083
Microsoft Corp.	159,460	4,920,936
NAVTEQ Corp. (a) (b)	1,470	52,156
Oracle Corp. (a)	127,950	2,195,622
Red Hat, Inc. (a)	70	1,591
Salesforce.com, Inc. (a)	1,010	44,268
Symantec Corp. (a)	7,030	124,501
		9,007,040

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Cl. A (a)	2,130	80,109
Forest City Enterprises, Inc. Cl. A	400	24,180
General Growth Properties, Inc. REIT	900	55,368
Jones Lang Lasalle, Inc.	380	39,710
Simon Property Group, Inc. REIT	1,280	146,419
		345,786

Restaurants — 0.3%
Brinker International, Inc.	1,520	47,956
Burger King Holdings Inc.	250	5,190

11

Darden Restaurants, Inc.	1,870	73,192
Tim Hortons, Inc.	2,360	73,160
Wendy’s International, Inc.	510	17,320
Yum! Brands, Inc.	3,610	216,636
		433,454

Retail — 6.4%
Advance Auto Parts, Inc.	80	3,036
Amazon.com, Inc. (a) (b)	390	14,691
AutoZone, Inc. (a)	6,090	765,087
Barnes & Noble, Inc.	100	3,893
Best Buy Co., Inc.	17,480	880,992
Circuit City Stores, Inc. (b)	2,300	46,943
Coldwater Creek, Inc. (a)	300	5,595
Dick’s Sporting Goods, Inc. (a) (b)	360	18,536
Dollar Tree Stores, Inc. (a)	1,990	62,605
Family Dollar Stores, Inc.	1,310	42,444
Federated Department Stores, Inc.	3,930	163,056
Foot Locker, Inc.	30	673
Gamestop Corp. Cl. A (a)	500	26,715
The Home Depot, Inc.	10,460	426,140
J.C. Penney Co., Inc.	10,220	830,273
Kohl’s Corp. (a)	17,010	1,206,179
NutriSystem, Inc. (a) (b)	370	16,299
Office Depot, Inc. (a)	20,380	762,008
Petsmart, Inc.	1,890	57,721
Staples, Inc.	11,070	284,720
Target Corp.	7,560	463,882
The TJX Cos., Inc.	9,860	291,560
Walgreen Co.	16,100	729,330
Wal-Mart Stores, Inc.	43,720	2,085,007
		9,187,385

Telephone Utilities — 0.5%
Leap Wireless International, Inc. (a)	250	16,423
Level 3 Communications, Inc. (a) (b)	16,820	104,452
NeuStar, Inc. Cl. A (a)	830	25,639
Sprint Nextel Corp.	28,558	509,189
Telephone and Data Systems, Inc.	1,280	71,616
US Cellular Corp. (a)	200	14,420
		741,739

Tobacco — 0.9%
Altria Group, Inc.	14,290	1,248,803
UST, Inc.	1,830	105,115
		1,353,918

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	4,810	386,532
Con-way, Inc.	300	14,922
CSX Corp.	3,160	116,256
FedEx Corp.	5,840	644,736
GATX Corp.	5,940	270,864
J.B. Hunt Transport Services, Inc.	570	14,324

12

Kansas City Southern (a) (b)	350	10,521
Kirby Corp. (a)	410	14,559
Norfolk Southern Corp.	3,060	151,929
Robinson (C.H.) Worldwide, Inc. (b)	100	5,305
Swift Transportation Co., Inc. (a)	200	6,104
Trinity Industries, Inc.	820	31,365
Union Pacific Corp.	1,760	177,760
United Parcel Service, Inc. Cl. B	5,400	390,312
		2,235,489

Travel — 0.1%
Expedia, Inc. (a)	4,800	102,960

TOTAL EQUITIES (Cost $134,857,691)		142,482,258

	Number of
	Shares	Market Value
MUTUAL FUND - 1.3%
Financial Services
iShares Russell 1000 Growth Index Fund	33,800	1,910,038

TOTAL MUTUAL FUND
(Cost $1,891,086)		1,910,038

TOTAL LONG TERM INVESTMENTS (Cost $136,748,777)		144,392,296

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.0%
Cash Equivalents — 5.2% (d)
American Beacon Funds Money Market Fund (c)
		300,204	300,204
Bank of America
5.270%	03/09/2007	147,664	147,664
Bank of America
5.310%	03/08/2007	147,664	147,664
Bank of America
5.320%	02/16/2007	44,299	44,299
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	295,328	295,328
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	191,963	191,963
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	147,664	147,664
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	73,832	73,832
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	132,898	132,898
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	44,299	44,299

13

Bear Stearns & Co. Floating CP
5.372%	07/10/2007	44,299	44,299
BGI Institutional Money Market Fund (c)
		137,260	137,260
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	442,992	442,992
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	221,496	221,496
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	73,832	73,832
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	73,832	73,832
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	271,702	271,702
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	221,496	221,496
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	73,832	73,832
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	177,197	177,197
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	295,328	295,328
Dreyfus Cash Management Plus Money Market Fund (c)		64,972	64,972
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	23,533	23,533
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	221,496	221,496
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	221,496	221,496
Freddie Mac Agency Discount Note
5.161%	02/09/2007	38,533	38,533
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	88,598	88,598
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		66,207	66,207
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	118,131	118,131
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	221,496	221,496
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	88,598	88,598
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	132,898	132,898
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	236,262	236,262
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	265,795	265,795
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	132,898	132,898

14

Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	132,898	132,898
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	118,131	118,131
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	147,664	147,664
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	218,543	218,543
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	73,832	73,832
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	103,365	103,365
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	221,496	221,496
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	147,664	147,664
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	59,066	59,066
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	221,496	221,496
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	360,853	360,853
UBS AG Eurodollar Term
5.280%	03/23/2007	147,664	147,664
			7,432,666

Repurchase Agreement — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		1,205,927	1,205,927

TOTAL SHORT-TERM INVESTMENTS (Cost $8,638,593)			8,638,593

TOTAL INVESTMENTS — 105.7% (Cost $145,387,370) (f)			$153,030,889

Other Assets/(Liabilities) — (5.7%)			(8,247,726)

NET ASSETS — 100.0%			$144,783,163

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.

15

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,206,044. Collateralized by a U.S Government Agency obligation with a rate of 7.625%, maturity date of 7/25/2026, and an aggregate market value, including accrued interest, of $1,266,223.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Premier Discovery Value Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.8%
COMMON STOCK
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc. Cl. A (a)	3,750	108,450

Aerospace & Defense — 4.0%
Aerovironment, Inc. (a)	200	4,574
Alliant Techsystems, Inc. (a)	1,896	153,576
Empresa Brasileira de Aeronautica SA ADR (Brazil)	3,600	145,980
Goodrich Corp.	3,778	185,198
Spirit Aerosystems Holdings, Inc. Cl. A (a)	2,462	75,411
		564,739

Apparel, Textiles & Shoes — 1.5%
Quiksilver, Inc. (a) (b)	9,785	139,045
Urban Outfitters, Inc. (a) (b)	2,880	70,272
		209,317

Automotive & Parts — 3.2%
Navistar International Corp. (a)	4,310	190,674
Oshkosh Truck Corp.	5,041	266,165
		456,839

Banking, Savings & Loans — 5.8%
Compass Bancshares, Inc.	1,795	109,315
Cullen/Frost Bankers, Inc.	720	38,542
Marshall and Ilsley Corp.	2,260	106,356
NewAlliance Bancshares, Inc.	12,585	201,360
SLM Corp. (b)	4,069	187,011
Zions Bancorp	2,160	183,211
		825,795

Broadcasting, Publishing & Printing — 3.1%
Cablevision Systems Corp. Cl. A	5,410	163,869
Liberty Global, Inc. Cl. A (a)	4,586	137,855
Liberty Global, Inc. Cl. C (a)	4,941	139,484
		441,208

Building Materials & Construction — 2.8%
Martin Marietta Materials, Inc.	1,529	176,477
Texas Industries, Inc.	2,958	217,176
		393,653

Chemicals — 1.5%
Chemtura Corp.	7,081	81,573
The Mosaic Co. (a)	6,895	137,348
		218,921

Commercial Services — 0.7%
ACCO Brands Corp. (a)	1,795	43,313
Genesis Lease Ltd. (a)	2,357	61,093
		104,406

1

Communications — 1.1%
Crown Castle International Corp. (a) (b)	4,494	158,009

Computer Integrated Systems Design — 1.0%
Synopsys, Inc. (a)	5,373	142,922

Computers & Information — 3.0%
Nuance Communications, Inc. (a) (b)	12,585	144,979
Scientific Games Corp. Cl. A (a)	4,675	145,112
Seagate Technology	5,098	138,105
		428,196

Data Processing & Preparation — 0.2%
The BISYS Group, Inc. (a)	2,693	34,390

Electric Utilities — 6.4%
AES Corp. (a)	7,910	164,449
CMS Energy Corp.	17,971	299,936
Edison International	3,180	143,036
Mirant Corp. (a)	4,310	147,316
NRG Energy, Inc. (a) (b)	2,515	150,724
		905,461

Electrical Equipment & Electronics — 4.7%
Ametek, Inc.	5,395	186,991
Amphenol Corp. Cl. A	1,440	97,517
ASML Holding NV (a) (b)	5,395	137,680
Conexant Systems, Inc. (a)	32,761	60,935
Finisar Corp. (a) (b)	21,571	69,890
FormFactor, Inc. (a)	2,140	86,991
LSI Logic Corp. (a)	3,600	33,840
		673,844

Energy — 5.5%
Cal Dive International, Inc. (a)	9,000	111,330
National Oilwell Varco, Inc. (a) (b)	2,438	147,840
Peabody Energy Corp.	2,619	106,934
Range Resources Corp.	4,310	132,274
Southern Union Co.	4,910	136,547
Weatherford International Ltd. (a)	3,600	145,368
		780,293

Entertainment & Leisure — 1.4%
Penn National Gaming, Inc. (a)	3,613	158,322
Pinnacle Entertainment, Inc. (a)	1,200	41,436
		199,758

Financial Services — 7.1%
Affiliated Managers Group, Inc. (a) (b)	1,440	160,416
American Financial Realty Trust	12,480	139,526
BioMed Realty Trust, Inc. REIT	4,000	119,320
Douglas Emmett, Inc. REIT	1,618	44,268
E*TRADE Financial Corp. (a) (b)	6,470	157,739

2

East West Bancorp, Inc.	1,500	57,600
Fidelity National Information Services, Inc.	1,795	76,323
Granahan McCourt Acquisition Corp. (a)	4,650	37,200
Investment Technology Group, Inc. (a)	1,706	74,382
National Financial Partners Corp.	3,060	150,246
		1,017,020

Food Retailers — 2.6%
The Pantry, Inc. (a) (b)	3,381	165,027
SUPERVALU, INC.	5,600	212,688
		377,715

Foods — 1.7%
Bunge Ltd.	540	41,553
ConAgra Foods, Inc.	3,593	92,376
Smithfield Foods, Inc. (a)	3,900	102,414
		236,343

Healthcare — 3.2%
Coventry Health Care, Inc. (a)	2,515	129,648
DaVita, Inc. (a)	3,335	182,091
Health Net, Inc. (a)	2,918	142,136
Human Genome Sciences, Inc. (a)	700	8,246
		462,121

Heavy Construction — 1.1%
Foster Wheeler Ltd. (a)	2,855	152,657

Heavy Machinery — 0.3%
Altra Holdings, Inc. (a)	2,530	36,432

Home Construction, Furnishings & Appliances — 1.3%
Harman International Industries, Inc.	1,963	185,641

Household Products — 1.0%
Jarden Corp. (a) (b)	3,855	141,363

Industrial - Diversified — 1.6%
Cooper Industries Ltd. Cl. A	1,440	131,602
Corning, Inc. (a)	4,300	89,612
		221,214

Information Retrieval Services — 0.7%
Juniper Networks, Inc. (a) (b)	5,395	97,757

Insurance — 5.7%
ACE Ltd.	1,164	67,256
Employers Holdings, Inc. (a)	100	1,997
Everest Re Group Ltd.	3,093	289,505
Fidelity National Financial, Inc. (b)	6,000	142,440
Genworth Financial, Inc. Cl. A	5,119	178,653
Platinum Underwriters Holdings Ltd.	4,310	128,653
		808,504

3

Lodging — 1.7%
Boyd Gaming Corp.	2,160	102,751
Hilton Hotels Corp.	2,126	75,239
Starwood Hotels & Resorts Worldwide, Inc.	1,063	66,523
		244,513

Machinery & Components — 0.8%
Actuant Corp. Cl. A	2,160	107,546

Medical Supplies — 3.3%
Agilent Technologies, Inc. (a)	8,985	287,520
Thermo Fisher Scientific, Inc. (a)	3,755	179,677
		467,197

Metals & Mining — 1.2%
Steel Dynamics, Inc.	2,118	83,047
United States Steel Corp.	1,020	85,160
		168,207

Pharmaceuticals — 6.7%
Herbalife Ltd. (a)	3,200	104,960
Invitrogen Corp. (a)	3,600	220,428
Medco Health Solutions, Inc. (a)	2,450	145,065
MedImmune, Inc. (a) (b)	4,310	149,385
Omnicare, Inc. (b)	6,648	267,183
Vanda Pharmaceuticals, Inc. (a)	2,200	65,714
		952,735

Prepackaged Software — 2.0%
Activision, Inc. (a)	7,190	122,446
Novell, Inc. (a)	21,571	156,390
		278,836

Real Estate — 0.8%
HFF, Inc. Cl. A (a)	200	3,740
Meruelo Maddux Properties, Inc. (a)	10,700	114,276
		118,016

Retail — 4.2%
Advance Auto Parts, Inc.	3,960	150,282
Circuit City Stores, Inc.	6,500	132,665
Longs Drug Stores Corp.	1,800	77,400
Office Depot, Inc. (a)	500	18,695
Tractor Supply Co. (a)	2,200	110,726
ValueVision Media, Inc. Cl. A (a)	8,985	110,156
		599,924

Telephone Utilities — 1.1%
Amdocs Ltd. (a)	2,800	97,104
Level 3 Communications, Inc. (a) (b)	10,776	66,919
		164,023

4

Transportation — 2.0%
The Greenbrier Cos., Inc. (b)	5,100	147,237
Hertz Global Holdings, Inc. (a)	1,395	25,975
J.B. Hunt Transport Services, Inc.	4,553	114,417
		287,629

TOTAL EQUITIES
(Cost $12,508,249)		13,771,594

	Number of
	Shares	Market Value
MUTUAL FUND - 1.0%
Financial Services
iShares Russell Midcap Value Domestic	940	141,968

TOTAL MUTUAL FUND
(Cost $136,910)		141,968

TOTAL LONG TERM INVESTMENTS
(Cost $12,645,159)		13,913,562

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.2%
Cash Equivalents — 16.6% (d)
American Beacon Funds Money Market Fund (c)		95,398	95,398
Bank of America
5.270%	03/09/2007	46,924	46,924
Bank of America
5.310%	03/08/2007	46,924	46,924
Bank of America
5.320%	02/16/2007	14,077	14,077
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	93,851	93,851
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	61,001	61,001
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	46,924	46,924
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	23,462	23,462
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	42,232	42,232
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	14,077	14,077
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	14,077	14,077
BGI Institutional Money Market Fund (c)		43,618	43,618
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	140,772	140,772
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	70,386	70,386

5

Calyon Eurodollar Time Deposit
5.310%	02/16/2007	23,462	23,462
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	23,462	23,462
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	86,340	86,340
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	70,386	70,386
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	23,462	23,462
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	56,309	56,309
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	93,848	93,848
Dreyfus Cash Management Plus Money Market Fund (c)		20,647	20,647
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	7,478	7,478
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	70,386	70,386
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	70,386	70,386
Freddie Mac Agency Discount Note
5.161%	02/09/2007	12,245	12,245
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	28,154	28,154
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		21,039	21,039
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	37,539	37,539
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	70,386	70,386
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	28,154	28,154
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	42,232	42,232
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	75,079	75,079
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	84,463	84,463
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	42,232	42,232
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	42,232	42,232
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	37,539	37,539
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	46,924	46,924
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	69,448	69,448
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	23,462	23,462

6

Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	32,847	32,847
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	70,386	70,386
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	46,924	46,924
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	18,770	18,770
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	70,386	70,386
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	114,671	114,671
UBS AG Eurodollar Term
5.280%	03/23/2007	46,924	46,924
			2,361,925

Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		228,903	228,903

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,590,828)			2,590,828

TOTAL INVESTMENTS — 116.0%
(Cost $15,235,987) (f)			$16,504,390

Other Assets/(Liabilities) — (16.0%)			(2,275,076)

NET ASSETS — 100.0%			$14,229,314

Notes to Portfolio of Investments
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $228,925. Collateralized by a U.S. Government Agency obligation with a rate of 7.625%, maturity date of 2/25/2024, and an aggregate market value, including accrued interest, of $240,348.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK
Aerospace & Defense — 2.2%
Ducommun, Inc. (a)	45,400	1,021,954
Kaman Corp.	75,380	1,717,910
		2,739,864

Apparel, Textiles & Shoes — 4.6%
Dixie Group, Inc. (a)	48,406	590,553
Interface, Inc. Cl. A (a)	138,246	2,104,104
Maidenform Brands, Inc. (a)	70,014	1,401,680
Talbots, Inc. (b)	66,331	1,565,412
		5,661,749

Automotive & Parts — 1.2%
Rush Enterprises, Inc. Cl. A (a)	81,300	1,489,416

Banking, Savings & Loans — 12.2%
Center Financial Corp.	61,550	1,447,041
Community Bancorp/NV (a)	81,928	2,742,130
CompuCredit Corp. (a) (b)	30,897	1,093,445
Pacific Capital Bancorp	39,126	1,250,467
Preferred Bank/Los Angeles, CA	18,860	1,233,067
PrivateBancorp, Inc. (b)	34,785	1,300,611
Smithtown Bancorp, Inc. (b)	40,644	1,147,380
Sterling Financial Corp.	46,664	1,547,845
UCBH Holdings, Inc.	68,880	1,291,500
Virginia Commerce Bancorp (a) (b)	85,315	1,855,601
		14,909,087

Beverages — 1.2%
Cott Corp. (a) (b)	102,631	1,454,281

Broadcasting, Publishing & Printing — 1.1%
RH Donnelley Corp.	19,357	1,288,789

Building Materials & Construction — 1.2%
US Concrete, Inc. (a)	178,613	1,434,262

Chemicals — 1.1%
PolyOne Corp. (a)	189,844	1,391,557

Commercial Services — 7.0%
ACCO Brands Corp. (a)	15,500	374,015
Asset Acceptance Capital Corp. (a)	67,972	1,048,808
H&E Equipment Services, Inc. (a)	47,000	1,106,380
Hudson Highland Group, Inc. (a) (b)	129,808	2,049,668
ITT Educational Services, Inc. (a)	19,318	1,499,077
Source Interlink Cos., Inc. (a) (b)	132,630	974,831
Unifirst Corp./MA	18,785	780,141
Universal Technical Institute, Inc. (a) (b)	29,103	688,286
		8,521,206

1

Communications — 4.4%
Comtech Telecommunications (a) (b)	39,423	1,419,228
EFJ, Inc. (a)	194,100	1,273,296
Powerwave Technologies, Inc. (a)	181,700	1,061,128
Premiere Global Services, Inc. (a)	169,200	1,600,632
		5,354,284

Computer Integrated Systems Design — 2.2%
Mentor Graphics Corp. (a) (b)	78,575	1,461,495
Radiant Systems, Inc. (a)	107,600	1,213,728
		2,675,223

Computer Programming Services — 1.4%
Covansys Corp. (a)	75,170	1,696,587

Computers & Information — 1.3%
Paxar Corp. (a)	71,801	1,578,186

Data Processing & Preparation — 1.1%
Deluxe Corp.	43,100	1,289,552

Electrical Equipment & Electronics — 5.1%
Benchmark Electronics, Inc. (a) (b)	66,142	1,498,116
C&D Technologies, Inc. (b)	118,613	640,510
LaBarge, Inc. (a)	144,400	1,942,180
Nu Horizons Electronics Corp. (a) (b)	137,100	1,386,081
Technitrol, Inc.	34,630	762,553
		6,229,440

Energy — 4.2%
Basic Energy Services, Inc. (a)	56,100	1,330,131
Berry Petroleum Co. Cl. A	35,204	1,092,732
Energen Corp.	39,497	1,827,921
Headwaters, Inc. (a) (b)	37,680	856,090
		5,106,874

Entertainment & Leisure — 2.3%
Century Casinos, Inc. (a)	57,514	618,276
Steinway Musical Instruments, Inc.	63,555	2,222,518
		2,840,794

Financial Services — 6.9%
Ashford Hospitality Trust	112,897	1,389,762
Bancorp, Inc. Wilmington DE (a)	87,229	2,291,506
Greenhill & Co., Inc. (b)	15,494	1,160,965
Piper Jaffray Cos. (a)	27,400	1,888,956
Thomas Weisel Partners Group, Inc. (a) (b)	87,413	1,743,889
		8,475,078

Foods — 3.8%
Diamond Foods, Inc.	49,804	951,754
Nash Finch Co. (b)	63,262	1,827,007
United Natural Foods, Inc. (a) (b)	55,707	1,840,559

2

		4,619,320

Healthcare — 0.9%
Res-Care, Inc. (a)	34,624	601,419
United Surgical Partners International, Inc. (a)	16,014	487,947
		1,089,366

Heavy Machinery — 5.1%
Columbus McKinnon Corp. (a)	68,500	1,574,130
Hurco Companies Inc. (a)	27,656	915,690
Middleby Corp. (a) (b)	13,386	1,496,287
The Manitowoc Co., Inc.	43,211	2,240,922
		6,227,029

Home Construction, Furnishings & Appliances — 2.5%
Movado Group, Inc.	105,566	3,029,744

Industrial - Diversified — 3.9%
Carlisle Cos., Inc.	26,650	2,170,376
Harsco Corp.	30,810	2,645,963
		4,816,339

Insurance — 7.1%
American Safety Insurance Holdings Ltd. (a)	67,201	1,242,547
Delphi Financial Group, Inc. Cl. A	59,268	2,337,530
EMC Insurance Group, Inc.	62,772	2,111,022
ProAssurance Corp. (a)	33,385	1,695,624
United Fire & Casualty Co.	36,504	1,235,660
		8,622,383

Manufacturing — 0.6%
GSI Group, Inc. (a)	89,600	751,744

Medical Supplies — 1.3%
FEI Co. (a) (b)	62,381	1,569,506

Metals & Mining — 1.9%
Watts Water Technologies, Inc. Cl. A (b)	51,230	2,252,583

Pharmaceuticals — 0.9%
Prestige Brands Holdings, Inc. (a)	87,700	1,114,667

Prepackaged Software — 1.2%
Aspen Technology, Inc. (a)	145,887	1,495,342

Retail — 5.5%
1-800-Flowers.com, Inc. Cl. A (a)	310,372	2,191,226
Caribou Coffee Co., Inc. (a) (b)	111,878	937,538
Central Garden & Pet Co. (a)	51,393	2,301,893
Duckwall-Alco Stores, Inc. (a)	37,545	1,326,465
		6,757,122

3

Transportation — 2.5%
Marten Transport Ltd. (a)	88,957	1,361,932
Wabtec Corp.	54,121	1,732,954
		3,094,886

TOTAL EQUITIES
(Cost $93,653,520)		119,576,260

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 22.6%
Cash Equivalents — 20.3% (d)
American Beacon Funds Money Market Fund (c)
		999,081	999,081
Bank of America
5.270%	03/09/2007	491,423	491,423
Bank of America
5.310%	03/08/2007	491,423	491,423
Bank of America
5.320%	02/16/2007	147,427	147,427
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	982,846	982,846
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	638,850	638,850
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	491,423	491,423
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	245,711	245,711
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	442,280	442,280
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	147,427	147,427
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	147,427	147,427
BGI Institutional Money Market Fund (c)
		456,800	456,800
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	1,474,268	1,474,268
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	737,134	737,134
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	245,711	245,711
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	245,711	245,711
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	904,218	904,218
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	737,134	737,134
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	245,711	245,711
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	589,707	589,707

4

Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	982,846	982,846
Dreyfus Cash Management Plus Money Market Fund (c)
		216,226	216,226
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	78,319	78,319
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	737,134	737,134
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	737,134	737,134
Freddie Mac Agency Discount Note
5.161%	02/09/2007	128,238	128,238
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	294,854	294,854
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		220,337	220,337
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	393,138	393,138
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	737,134	737,134
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	294,854	294,854
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	442,280	442,280
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	786,276	786,276
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	884,561	884,561
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	442,280	442,280
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	442,280	442,280
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	393,138	393,138
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	491,423	491,423
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	727,306	727,306
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	245,711	245,711
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	343,996	343,996
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	737,134	737,134
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	491,423	491,423
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	196,569	196,569
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	737,134	737,134
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	1,200,913	1,200,913

5

UBS AG Eurodollar Term
5.280%	03/23/2007	491,423	491,423
			24,735,773

Repurchase Agreement — 2.3%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		2,827,421	2,827,421

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,563,194)			27,563,194

TOTAL INVESTMENTS — 120.5%
(Cost $121,216,714) (f)			$147,139,454

Other Assets/(Liabilities) — (20.5%)			(25,005,509)

NET ASSETS — 100.0%			$122,133,945

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,827,696. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 11/25/2028 and an aggregate market value, including accrued interest, of $2,968,792.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Main Street Small Cap Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.3%
24/7 Real Media, Inc. (a)	2,700	27,297
AQuantive, Inc. (a)	2,200	58,960
Catalina Marketing Corp.	500	14,275
Lamar Advertising Co. Cl. A (a)	400	26,512
Valueclick, Inc. (a)	4,900	125,048
		252,092

Aerospace & Defense — 0.5%
Aerovironment, Inc. (a)	900	20,583
Armor Holdings, Inc. (a)	1,700	102,850
K&F Industries Holdings, Inc. (a)	2,100	48,909
Kaman Corp.	400	9,116
Orbital Sciences Corp. (a)	11,700	199,602
Sequa Corp. Cl. A (a)	700	88,193
Spirit Aerosystems Holdings, Inc. Cl. A (a)	1,420	43,495
		512,748

Agribusiness — 0.2%
Delta & Pine Land Co.	4,200	170,940

Air Transportation — 1.0%
ABX Air, Inc. (a)	1,400	9,562
Air Methods Corp. (a)	700	18,942
Alaska Air Group, Inc. (a)	4,400	188,540
Allegiant Travel Co (a)	130	4,322
AMR Corp. (a)	5,800	214,890
Atlas Air Worldwide Holdings, Inc. (a)	1,700	81,515
Continental Airlines, Inc. Cl. B (a)	4,100	170,109
ExpressJet Holdings, Inc. (a)	4,300	33,583
Frontier Airlines Holdings, Inc. (a)	2,400	17,832
SkyWest, Inc.	3,500	94,990
UAL Corp. (a)	700	30,240
US Airways Group, Inc. (a)	500	27,990
		892,515

Apparel, Textiles & Shoes — 5.3%
Abercrombie & Fitch Co. Cl. A	1,700	135,218
Aeropostale, Inc. (a)	9,600	345,024
Albany International Corp. Cl. A	900	30,546
American Eagle Outfitters, Inc.	4,000	129,520
AnnTaylor Stores Corp. (a)	2,800	96,600
bebe stores, Inc.	3,300	61,116
Brown Shoe Co., Inc.	6,700	364,145
The Buckle, Inc.	5,100	171,258
Cache, Inc. (a)	1,300	29,913
Casual Male Retail Group, Inc. (a)	4,500	56,160
Cato Corp. Cl. A	3,800	85,766
Charlotte Russe Holding, Inc. (a)	2,100	64,155
Charming Shoppes, Inc. (a)	17,100	224,352

1

Christopher & Banks Corp.	5,400	96,012
Deckers Outdoor Corp. (a)	1,000	58,310
Dress Barn, Inc. (a)	12,000	269,640
DSW, Inc. Cl. A (a)	6,300	252,567
The Gymboree Corp. (a)	7,700	333,333
Interface, Inc. Cl. A (a)	8,100	123,282
Jones Apparel Group, Inc.	2,400	81,984
Kellwood Co.	6,200	203,360
K-Swiss, Inc. Cl. A	1,000	31,620
Liz Claiborne, Inc.	400	17,760
Maidenform Brands, Inc. (a)	1,500	30,030
Mothers Work, Inc. (a)	200	6,690
Nordstrom, Inc.	700	38,997
Pacific Sunwear of California, Inc. (a)	3,300	64,680
Payless ShoeSource, Inc. (a)	10,800	366,660
Perry Ellis International, Inc. (a)	1,300	39,117
Phillips-Van Heusen Corp.	500	27,575
Polo Ralph Lauren Corp.	1,400	114,870
Ross Stores, Inc.	3,500	113,365
Shoe Carnival, Inc. (a)	1,700	54,111
Skechers U.S.A., Inc. Cl. A (a)	6,500	230,360
Steven Madden Ltd.	5,400	160,488
Syms Corp. (a)	400	7,408
True Religion Apparel, Inc. (a)	700	11,746
Tween Brands, Inc. (a)	3,400	116,246
United Retail Group, Inc. (a)	300	3,924
Wet Seal, Inc. Cl. A (a)	6,200	40,052
Wolverine World Wide, Inc.	9,500	292,315
		4,980,275

Automotive & Parts — 2.1%
A.O. Smith Corp.	100	3,835
Aftermarket Technology Corp. (a)	1,500	32,340
ArvinMeritor, Inc.	15,700	302,225
Asbury Automotive Group, Inc.	3,800	92,948
Autoliv, Inc.	1,500	90,510
AutoNation, Inc. (a)	3,100	69,595
Commercial Vehicle Group, Inc. (a)	100	2,020
Federal Signal Corp.	2,300	37,766
Fuel Systems Solutions, Inc. (a)	600	13,320
The Goodyear Tire & Rubber Co. (a)	5,600	138,264
Group 1 Automotive, Inc.	4,700	249,100
Lear Corp. (a)	7,000	237,020
Midas, Inc. (a)	800	18,104
Miller Industries, Inc. (a)	500	11,075
Modine Manufacturing Co.	4,000	104,640
Myers Industries, Inc.	1,800	30,996
Navistar International Corp. (a)	300	13,272
Rush Enterprises, Inc. Cl. A (a)	900	16,488
Sonic Automotive, Inc.	2,800	87,780
Standard Motor Products, Inc.	500	7,910
Tenneco, Inc. (a)	10,500	244,125
Winnebago Industries, Inc.	3,900	130,806
		1,934,139

2

Banking, Savings & Loans — 2.4%
Advanta Corp. Cl. B	5,300	245,973
Asta Funding, Inc.	1,600	51,552
BancorpSouth, Inc.	600	15,198
Bank Mutual Corp.	1,500	17,700
Bankunited Financial Corp. Cl. A	200	5,518
Banner Corp.	400	17,136
Central Pacific Financial Corp.	200	7,816
Citizens Banking Corp.	400	9,804
Citizens First Bancorp, Inc.	100	2,697
City Holding Co.	800	32,080
Columbia Banking Systems, Inc.	500	17,055
Community Trust Bancorp, Inc.	200	7,820
Corus Bankshares, Inc.	9,000	191,700
Credit Acceptance Corp. (a)	600	17,442
Dollar Financial Corp. (a)	1,000	32,030
Federal Agricultural Mortgage Corp. Cl. C	600	16,662
First Citizens BancShares, Inc. Cl. A	200	40,998
First Financial Holdings, Inc.	400	14,188
The First Marblehead Corp.	1,900	103,360
First Niagara Financial Group, Inc.	9,400	136,206
First Security Group Inc./Tn	300	3,486
FirstFed Financial Corp. (a)	3,100	213,745
Frontier Financial Corp.	1,400	38,122
Glacier Bancorp, Inc.	400	9,388
Greater Bay Bancorp	4,200	117,348
Greene County Bancshares, Inc.	200	7,342
Hancock Holding Co.	1,800	84,582
Hanmi Financial Corp.	2,500	51,200
Independent Bank Corp.	400	8,828
Intervest Bancshares Corp. (a)	1,000	30,350
KNBT Bancorp, Inc.	100	1,624
MAF Bancorp, Inc.	1,800	80,892
Net 1 UEPS Technologies, Inc. (a)	900	24,390
PFF Bancorp, Inc.	1,800	60,966
Porter Bancorp, Inc.	400	8,760
Preferred Bank/Los Angeles, CA	400	26,152
PrivateBancorp, Inc.	400	14,956
Provident Bankshares Corp.	1,000	35,440
Provident Financial Services, Inc.	3,300	60,060
Republic Bancorp, Inc. Cl. A	100	2,371
Southwest Bancorp, Inc.	400	10,656
Sterling Bancshares, Inc.	300	3,615
Sterling Financial Corp.	2,900	96,193
TierOne Corp.	1,000	30,120
United Community Banks, Inc.	100	3,266
West Coast Bancorp	400	13,356
World Acceptance Corp. (a)	4,700	206,847
WSFS Financial Corp.	300	20,817
		2,247,807
Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	600	21,090

3

Cott Corp. (a)	1,100	15,587
Jones Soda Co. (a)	800	11,264
MGP Ingredients, Inc.	1,500	33,105
Molson Coors Brewing Co. Cl. B	900	72,720
National Beverage Corp. (a)	1,700	24,089
		177,855

Broadcasting, Publishing & Printing — 1.3%
American Greetings Corp. Cl. A	4,200	100,884
Charter Communications, Inc. Cl. A (a)	44,300	155,050
Citadel Broadcasting Corp.	5,800	61,596
Cox Radio, Inc. Cl. A (a)	10,800	169,128
CSS Industries, Inc.	100	3,607
Cumulus Media, Inc. Cl. A (a)	4,000	41,360
Gatehouse Media, Inc.	700	13,286
John Wiley & Sons, Inc. Cl. A	100	3,716
Journal Register Co.	3,200	22,368
Knology, Inc. (a)	1,800	23,940
Lee Enterprises, Inc.	3,600	119,628
Lin TV Corp. Cl. A (a)	1,700	18,683
LodgeNet Entertainment Corp. (a)	1,600	43,504
Mediacom Communications Corp. (a)	8,300	65,819
Meredith Corp.	300	17,688
Radio One, Inc. Cl. D (a)	4,200	30,870
Reader’s Digest Association	3,800	64,182
Scholastic Corp. (a)	3,200	113,120
Sinclair Broadcast Group, Inc. Cl. A	9,500	111,815
Westwood One, Inc.	4,600	31,878
		1,212,122

Building Materials & Construction — 1.3%
Asiainfo Holdings, Inc. (a)	900	7,065
Builders FirstSource, Inc. (a)	3,300	59,862
Chemed Corp.	5,800	211,700
Comfort Systems USA, Inc.	3,600	43,992
Digi International, Inc. (a)	1,500	18,630
Eagle Materials, Inc.	4,900	242,011
Emcor Group, Inc. (a)	5,500	315,810
Granite Construction, Inc.	1,800	96,408
Interline Brands, Inc. (a)	2,700	61,371
Kinetic Concepts, Inc. (a)	1,700	83,623
Louisiana-Pacific Corp.	3,400	77,894
US Concrete, Inc. (a)	3,000	24,090
		1,242,456

Chemicals — 4.7%
AEP Industries, Inc. (a)	600	27,978
Albemarle Corp.	1,400	109,172
Arch Chemicals, Inc.	2,100	70,833
Cabot Corp.	900	40,266
CF Industries Holdings, Inc.	8,800	268,400
Compass Minerals International, Inc.	3,400	105,502
FMC Corp.	1,300	101,205
Georgia Gulf Corp.	2,900	60,349

4

W.R. Grace & Co. (a)	16,500	358,050
H.B. Fuller Co.	10,500	271,635
Hercules, Inc. (a)	17,600	345,136
Innophos Holdings, Inc.	2,300	35,949
Innospec, Inc.	200	10,700
International Flavors & Fragrances, Inc.	500	24,240
Koppers Holdings, Inc.	600	15,246
Landec Corp. (a)	200	2,450
The Lubrizol Corp.	1,600	82,432
Lyondell Chemical Co.	4,500	142,290
MacDermid, Inc.	700	24,283
NewMarket Corp.	4,800	267,360
Olin Corp.	4,900	82,516
OM Group, Inc. (a)	6,500	317,590
Pioneer Cos., Inc. (a)	1,600	47,904
PolyOne Corp. (a)	20,500	150,265
PW Eagle, Inc.	1,600	52,768
Rockwood Holdings, Inc. (a)	2,300	60,950
Rohm & Haas Co.	100	5,206
Schulman (A.), Inc.	1,400	29,232
Spartech Corp.	9,800	274,596
Terra Industries, Inc. (a)	16,700	237,641
TETRA Technologies, Inc. (a)	11,500	206,770
Tronox, Inc. Cl. A	3,600	51,912
UAP Holding Corp.	5,900	147,795
Usec, Inc. (a)	21,900	296,964
The Valspar Corp.	2,300	64,814
		4,390,399

Commercial Services — 8.2%
ABM Industries, Inc.	1,200	31,008
ACCO Brands Corp. (a)	1,600	38,608
Administaff, Inc.	6,400	262,016
AerCap Holdings NV (a)	4,100	108,855
Allied Waste Industries, Inc. (a)	1,000	12,790
Ambassadors Group, Inc.	1,500	42,045
American Ecology Corp.	100	1,951
American Railcar Industries, Inc.	400	11,872
American Reprographics Co. (a)	1,500	46,980
Apollo Group, Inc. Cl. A (a)	1,900	82,460
Arbitron, Inc.	1,500	69,555
Bowne & Co., Inc.	300	4,512
Bright Horizons Family Solutions, Inc. (a)	900	35,253
CBIZ, Inc. (a)	5,200	34,840
Celera Genomics Group - Applera Corp. (a)	1,800	28,548
Central Parking Corp.	1,300	25,896
Cenveo, Inc. (a)	8,400	196,392
Clean Harbors, Inc. (a)	2,500	134,100
Coinstar, Inc. (a)	4,300	130,032
Computer Programs & Systems, Inc.	700	22,225
COMSYS IT Partners, Inc. (a)	2,500	54,100
Consolidated Graphics, Inc. (a)	2,000	124,000
Convergys Corp. (a)	4,200	109,368
Corinthian Colleges, Inc. (a)	8,400	109,704

5

Cornell Cos., Inc. (a)	600	11,388
Corrections Corp. of America (a)	1,300	63,336
CPI Corp.	500	26,995
CRA International, Inc. (a)	600	32,352
Ctrip.com International Ltd. ADR (China)	700	49,777
DeVry, Inc.	10,700	301,312
Diamond Management & Technology Consultants, Inc.	2,100	26,208
Dollar Thrifty Automotive Group, Inc. (a)	1,300	61,269
Donnelley (R.R.) & Sons Co.	1,800	66,780
Dycom Industries, Inc. (a)	400	9,052
Ennis, Inc.	2,300	57,937
Exponent, Inc. (a)	1,900	35,359
First Consulting Group, Inc. (a)	800	10,264
Forrester Research, Inc. (a)	2,200	61,952
FTD Group, Inc. (a)	2,300	42,458
GenTek, Inc. (a)	600	22,314
Gevity HR, Inc.	900	19,863
Harris Interactive, Inc. (a)	1,000	5,210
Healthcare Services Group, Inc.	500	14,460
Heidrick & Struggles International, Inc. (a)	1,600	69,872
ICT Group, Inc. (a)	1,200	34,224
Ikon Office Solutions, Inc.	16,900	251,810
Infrasource Services, Inc. (a)	8,700	184,875
inVentiv Health, Inc. (a)	1,400	49,126
INVESTools, Inc. (a)	4,700	68,150
ITT Educational Services, Inc. (a)	1,400	108,640
Jackson Hewitt Tax Service, Inc.	5,200	190,164
John H. Harland Co.	6,000	302,280
Kelly Services, Inc. Cl. A	100	3,101
Kendle International, Inc. (a)	1,000	38,840
Kforce, Inc. (a)	1,900	27,094
Korn/Ferry International (a)	12,300	293,724
Labor Ready, Inc. (a)	14,600	274,188
Liquidity Services, Inc. (a)	100	1,998
Luminex Corp. (a)	800	10,168
Magellan Health Services, Inc. (a)	4,300	175,483
Manpower, Inc.	1,800	131,274
Maximus, Inc.	600	18,090
Metal Management, Inc.	3,300	135,432
MPS Group, Inc. (a)	19,300	289,114
Omnicell, Inc. (a)	2,500	51,800
On Assignment, Inc. (a)	2,300	29,693
PeopleSupport, Inc. (a)	1,500	35,775
PerkinElmer, Inc.	400	9,548
PharmaNet Development Group, Inc. (a)	1,300	25,805
Phase Forward, Inc. (a)	2,600	35,204
PHH Corp. (a)	4,600	134,596
Quanta Services, Inc. (a)	3,800	78,166
Regeneron Pharmaceuticals, Inc. (a)	800	15,912
Regis Corp.	2,600	108,654
Rent-A-Center, Inc. (a)	10,300	303,438
Resources Connection, Inc. (a)	400	12,560
Robert Half International, Inc.	1,100	44,770

6

SAIC, Inc. (a)	900	16,695
Service Corp. International	4,200	44,730
Sotheby’s	1,600	59,328
Spherion Corp. (a)	5,400	44,442
The Standard Register Co.	300	3,789
Startek, Inc.	200	2,052
Steiner Leisure Ltd. (a)	2,300	107,548
Stewart Enterprises, Inc. Cl. A	5,000	35,550
Strayer Education, Inc.	1,000	113,770
Team, Inc. (a)	1,000	34,150
TeleTech Holdings, Inc. (a)	400	10,780
The Geo Group, Inc. (a)	500	21,910
THE9 Ltd. ADR (Cayman Islands) (a)	300	11,055
United Rentals, Inc. (a)	2,300	59,225
Universal Compression Holdings, Inc. (a)	2,100	126,924
URS Corp. (a)	300	12,891
Vertrue, Inc. (a)	500	23,245
Viad Corp.	5,700	239,058
Volt Information Sciences, Inc. (a)	4,250	150,280
Waste Industries USA, Inc.	600	17,742
Watson Wyatt Worldwide, Inc. Cl. A	6,500	287,885
Wind River Systems, Inc. (a)	6,800	67,456
		7,669,469

Communications — 2.2%
Andrew Corp. (a)	800	8,496
Arris Group, Inc. (a)	24,200	344,124
Avaya, Inc. (a)	9,400	120,602
Carrier Access Corp. (a)	600	3,456
C-COR, Inc. (a)	3,000	41,070
Citizens Communications Co.	6,000	87,960
Comtech Telecommunications (a)	2,700	97,200
CT Communications, Inc.	1,500	36,645
Cubic Corp.	200	4,180
Ditech Networks, Inc. (a)	1,800	12,906
Harmonic, Inc. (a)	4,600	41,630
InterDigital Communications Corp. (a)	9,600	333,024
Inter-Tel, Inc.	200	4,526
L-3 Communications Holdings, Inc.	500	41,170
Polycom, Inc. (a)	9,700	326,114
Sonus Networks, Inc. (a)	18,800	136,112
Symmetricom, Inc. (a)	1,000	8,540
Syniverse Holdings, Inc. (a)	200	2,936
Tekelec (a)	7,200	110,880
UTStarcom, Inc. (a)	27,900	246,357
Viasat, Inc. (a)	2,700	89,019
		2,096,947

Computer & Other Data Processing Service — 0.1%
IHS, Inc. Cl. A (a)	1,700	64,702

Computer Integrated Systems Design — 2.3%
Adaptec, Inc. (a)	2,800	10,080
Ansoft Corp. (a)	3,100	86,614

7

Autodesk, Inc. (a)	3,200	139,904
Cadence Design Systems, Inc. (a)	6,400	120,960
Computer Sciences Corp. (a)	2,500	131,150
Digital Insight Corp. (a)	5,800	225,562
F5 Networks, Inc. (a)	200	14,288
Hypercom Corp. (a)	4,600	27,830
Integral Systems, Inc.	400	9,548
JDA Software Group, Inc. (a)	1,100	17,600
ManTech International Corp. Cl. A (a)	2,800	95,536
Mentor Graphics Corp. (a)	17,300	321,780
Parametric Technology Corp. (a)	2,700	53,514
Perot Systems Corp. Cl. A (a)	9,000	147,060
Quality Systems, Inc.	2,500	106,075
RadiSys Corp. (a)	2,100	35,301
SafeNet, Inc. (a)	900	22,509
SYKES Enterprises, Inc. (a)	7,200	105,192
SYNNEX Corp. (a)	1,600	30,720
Synopsys, Inc. (a)	5,200	138,320
Teradyne, Inc. (a)	6,600	98,340
Unisys Corp. (a)	4,000	34,480
Vasco Data Security International, Inc. (a)	2,400	35,280
Websense, Inc. (a)	8,000	173,200
		2,180,843

Computer Maintenance & Repair — 0.1%
Electronics for Imaging, Inc. (a)	4,800	110,640

Computer Programming Services — 0.5%
Ceridian Corp. (a)	3,300	98,901
Ciber, Inc. (a)	2,700	18,576
Covansys Corp. (a)	3,500	78,995
RealNetworks, Inc. (a)	15,800	168,586
VeriSign, Inc. (a)	4,300	102,770
		467,828

Computer Related Services — 1.0%
Acxiom Corp.	3,500	79,450
CACI International, Inc. Cl. A (a)	300	14,109
Checkpoint Systems, Inc. (a)	1,600	30,064
EarthLink, Inc. (a)	25,000	182,750
eCollege.com, Inc. (a)	1,000	16,530
IAC/InterActiveCorp (a)	2,900	111,360
Ingram Micro, Inc. Cl. A (a)	2,200	42,922
Manhattan Associates, Inc. (a)	5,800	162,806
NetFlix, Inc. (a)	5,800	132,240
Sohu.com, Inc. (a)	5,500	147,730
		919,961

Computer Software & Processing — 0.0%
Double-Take Software, Inc. (a)	700	8,848
Synchronoss Technologies, Inc. (a)	1,100	16,940
		25,788

8

Computers & Information — 1.8%
Black Box Corp.	600	24,648
CDW Corp.	1,200	77,004
Cirrus Logic, Inc. (a)	5,300	39,326
Cognos, Inc. (a)	1,800	77,634
Cray, Inc. (a)	2,800	32,480
Diebold, Inc.	2,200	101,970
Emulex Corp. (a)	16,300	289,325
Extreme Networks, Inc. (a)	6,100	25,315
Foundry Networks, Inc. (a)	3,600	52,092
Global Imaging Systems, Inc. (a)	7,200	138,600
Isilon Systems, Inc. (a)	200	4,618
Komag, Inc. (a)	3,700	126,244
Lexmark International, Inc. Cl. A (a)	2,000	126,060
MICROS Systems, Inc. (a)	3,500	197,050
Paxar Corp. (a)	1,100	24,178
ProQuest Co. (a)	600	6,660
ScanSource, Inc. (a)	400	11,736
Solectron Corp. (a)	1,700	5,525
SRA International, Inc. Cl. A (a)	3,900	98,670
Tech Data Corp. (a)	3,400	126,276
VA Software Corp. (a)	7,700	39,501
VeriFone Holdings, Inc. (a)	600	23,982
Western Digital Corp. (a)	700	13,720
		1,662,614

Containers — 0.3%
Chesapeake Corp.	600	10,536
Pactiv Corp. (a)	4,400	142,736
Sealed Air Corp.	300	19,770
Silgan Holdings, Inc.	2,200	103,026
		276,068

Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	400	9,148
Chattem, Inc. (a)	2,700	155,088
The Estee Lauder Cos., Inc. Cl. A	1,200	57,000
Physicians Formula Holdings, Inc. (a)	3,000	62,190
Stepan Co.	400	12,780
		296,206

Data Processing & Preparation — 1.5%
Affiliated Computer Services, Inc. Cl. A (a)	1,000	48,990
The BISYS Group, Inc. (a)	19,300	246,461
CSG Systems International, Inc. (a)	10,900	273,372
CyberSources Corp. (a)	100	1,290
Deluxe Corp.	9,300	278,256
Fiserv, Inc. (a)	2,500	131,425
HMS Holdings Corp. (a)	200	3,896
IMS Health, Inc.	1,500	43,290
Internap Network Services Corp. (a)	2,800	51,072
Kronos, Inc. (a)	2,800	106,400
NCR Corp. (a)	3,100	146,909
Total System Services, Inc.	1,400	43,260
The TriZetto Group, Inc. (a)	1,400	29,036
		1,403,657

9

Education — 0.1%
Career Education Corp. (a)	3,700	106,079
Infocrossing, Inc. (a)	200	3,296
		109,375

Electric Utilities — 1.1%
Avista Corp.	10,100	254,015
CenterPoint Energy, Inc.	5,900	101,834
Central Vermont Public Service Corp.	200	5,008
CH Energy Group, Inc.	900	45,936
Cleco Corp.	2,300	58,742
CMS Energy Corp.	4,500	75,105
El Paso Electric Co. (a)	1,600	38,880
Idacorp, Inc.	3,700	136,715
NRG Energy, Inc. (a)	500	29,965
Otter Tail Corp.	400	12,932
Pike Electric Corp. (a)	1,300	21,151
PNM Resources, Inc.	500	15,240
Reliant Energy, Inc. (a)	1,200	17,856
UIL Holdings Corp.	2,900	112,549
Unisource Energy Corp.	3,700	138,824
		1,064,752

Electrical Equipment & Electronics — 8.7%
Actel Corp. (a)	1,700	30,362
Acuity Brands, Inc.	5,700	330,657
Advanced Energy Industries, Inc. (a)	7,500	129,975
Aeroflex, Inc. (a)	2,400	28,704
Agere Systems, Inc. (a)	7,400	149,036
Agilysys, Inc.	500	9,475
Altera Corp. (a)	6,600	132,330
American Science & Engineering, Inc. (a)	200	10,938
AMIS Holdings, Inc. (a)	3,200	33,088
Amkor Technology, Inc. (a)	31,800	334,854
Analogic Corp.	100	5,872
Anaren, Inc. (a)	2,300	37,950
Applied Micro Circuits Corp. (a)	34,100	117,304
Atheros Communications, Inc. (a)	5,800	137,808
Atmel Corp. (a)	12,500	74,750
ATMI, Inc. (a)	4,400	147,136
Avanex Corp. (a)	1,900	4,047
Avnet, Inc. (a)	2,900	90,045
AVX Corp.	5,000	72,250
AZZ, Inc. (a)	100	4,003
Baldor Electric Co.	4,400	155,408
Bel Fuse, Inc. Cl. A	900	25,443
Belden CDT, Inc.	7,600	328,700
Benchmark Electronics, Inc. (a)	1,400	31,710
Ceradyne, Inc. (a)	3,200	173,056
Cognex Corp.	2,700	58,914
Cohu, Inc.	1,600	32,000
Credence Systems Corp. (a)	5,000	24,350

10

Cree, Inc. (a)	900	13,842
CTS Corp.	2,700	41,850
Cymer, Inc. (a)	7,100	299,833
Daktronics, Inc.	3,600	124,452
Diodes, Inc. (a)	2,000	73,340
Dolby Laboratories, Inc. Cl. A (a)	2,600	87,100
DSP Group, Inc. (a)	600	12,588
EMS Technologies, Inc. (a)	1,600	33,152
Energizer Holdings, Inc. (a)	1,500	127,845
EnerSys (a)	2,700	43,902
Fairchild Semiconductor International, Inc. (a)	3,900	69,459
FLIR Systems, Inc. (a)	900	27,819
FormFactor, Inc. (a)	900	36,585
Franklin Electric Co., Inc.	200	10,076
General Cable Corp. (a)	1,400	60,382
Genlyte Group, Inc. (a)	600	45,462
Gentex Corp.	500	8,745
Gerber Scientific, Inc. (a)	2,000	24,660
Graftech International Ltd. (a)	5,200	42,224
Greatbatch, Inc. (a)	1,600	47,024
Hittite Microwave Corp. (a)	4,400	153,032
Houston Wire & Cable Co (a)	1,100	26,048
Imation Corp.	3,500	152,285
Integrated Device Technology, Inc. (a)	6,300	95,319
Intersil Corp. Cl. A	4,300	101,308
Intevac, Inc. (a)	2,700	59,697
IPG Photonics Corp. (a)	1,400	36,974
Itron, Inc. (a)	4,500	259,380
Kemet Corp. (a)	2,300	17,342
Lamson & Sessions Co. (The) (a)	800	20,872
Linear Technology Corp.	2,700	83,565
Littelfuse, Inc. (a)	2,800	87,892
LSI Industries, Inc.	600	11,454
LSI Logic Corp. (a)	11,600	109,040
Mattson Technology, Inc. (a)	2,900	25,259
Methode Electronics, Inc.	1,600	17,616
Micrel, Inc. (a)	23,300	235,563
Microtune, Inc. (a)	2,000	10,040
MKS Instruments, Inc. (a)	7,000	153,090
National Semiconductor Corp.	5,900	136,467
Newport Corp. (a)	3,300	65,868
Novellus Systems, Inc. (a)	3,500	107,905
OmniVision Technologies, Inc. (a)	10,200	117,708
Oplink Communications, Inc. (a)	1,300	24,674
Park Electrochemical Corp.	2,300	61,387
Planar Systems, Inc. (a)	400	4,164
Plexus Corp. (a)	9,200	154,560
QLogic Corp. (a)	3,800	69,540
RF Micro Devices, Inc. (a)	3,100	23,932
Rogers Corp. (a)	3,500	180,880
Sanmina-SCI Corp. (a)	2,000	7,000
Semtech Corp. (a)	3,200	43,840
Silicon Image, Inc. (a)	18,900	228,501
Silicon Laboratories, Inc. (a)	300	9,633

11

Silicon Storage Technology, Inc. (a)	4,300	21,414
SiRF Technology Holdings, Inc. (a)	3,300	96,888
Spectrum Brands, Inc. (a)	500	6,050
Staktek Holdings, Inc. (a)	200	970
Supertex, Inc. (a)	1,400	52,276
Synaptics, Inc. (a)	400	10,824
Technitrol, Inc.	4,200	92,484
Techwell, Inc. (a)	300	5,133
Teledyne Technologies, Inc. (a)	2,600	99,190
Teleflex, Inc.	600	40,068
Tessera Technologies, Inc. (a)	3,900	149,136
Thomas & Betts Corp. (a)	700	33,523
Triquint Semiconductor, Inc. (a)	4,400	20,680
TTM Technologies, Inc. (a)	4,700	50,337
Tyler Technologies, Inc. (a)	4,300	59,770
United Industrial Corp.	1,000	50,510
Varian Semiconductor Equipment Associates, Inc. (a)	2,300	94,645
Veeco Instruments, Inc. (a)	2,300	44,137
Vicor Corp.	2,400	25,464
Vishay Intertechnology, Inc. (a)	6,400	84,096
Xilinx, Inc.	5,200	126,360
Zoran Corp. (a)	7,600	106,172
		8,102,467

Energy — 3.7%
Alon USA Energy, Inc.	4,400	118,316
Ashland, Inc.	1,600	111,280
Basic Energy Services, Inc. (a)	1,700	40,307
Birchcliff Energy Ltd. CAD (a)	2,400	8,522
BJ Services Co.	2,700	74,682
Cabot Oil & Gas Corp.	500	32,430
Capitol Energy Resources Ltd. CAD (a)	3,900	17,186
Cascade Natural Gas Corp.	300	7,803
Celtic Exploration Ltd. CAD (a)	1,000	11,016
Compagnie Generale de Geophysique-Veritas ADR (France) (a)	1,607	63,814
Cyries Energy, Inc. CAD (a)	3,400	34,863
Delek US Holdings, Inc.	200	3,404
Delphi Energy Corp. CAD (a)	8,300	15,544
DynCorp International, Inc. (a)	700	10,969
Dynegy, Inc. Cl. A (a)	2,000	14,100
Ensign Energy Services, Inc. CAD	3,900	61,538
Frontier Oil Corp.	3,400	96,594
Galleon Energy, Inc. Cl. A CAD (a)	4,700	63,168
Giant Industries, Inc. (a)	200	14,974
Global Industries Ltd. (a)	1,600	21,552
Grey Wolf, Inc. (a)	33,100	226,073
Headwaters, Inc. (a)	9,100	206,752
Holly Corp.	2,100	110,649
Kereco Energy Ltd. CAD (a)	3,600	20,470
The Laclede Group, Inc.	1,800	58,464
MGM Energy Corp. CAD (a)	68	356
Midnight Oil Exploration Ltd. CAD	3,800	6,634
Mission Oil & Gas, Inc. CAD (a)	400	4,183

12

Nabors Industries Ltd. (a)	1,400	42,392
New Jersey Resources Corp.	2,700	125,820
Newfield Exploration Co. (a)	1,200	51,372
Oneok, Inc.	2,100	90,111
Paramount Resources Ltd. Cl. A CAD (a)	4,200	70,116
Parker Drilling Co. (a)	21,200	196,312
Patterson-UTI Energy, Inc.	2,200	53,130
Pearl Exploration and Production Ltd. CAD (a)	16,060	65,326
Peoples Energy Corp.	2,800	121,940
Pogo Producing Co.	600	29,730
ProEx Energy Ltd. CAD (a)	1,200	14,064
Prospex Resources Ltd. CAD (a)	9,600	34,819
Real Resources, Inc. CAD (a)	1,100	13,516
Resource America, Inc. Cl. A	100	2,685
Savanna Energy Services Corp. CAD (a)	1,200	18,620
SEACOR Holdings, Inc. (a)	1,000	101,230
Sound Energy Trust CAD	1,400	5,576
Southwest Gas Corp.	2,900	113,825
St. Mary Land & Exploration Co.	100	3,599
Sunoco, Inc.	2,200	138,886
Sure Energy, Inc. CAD (a)	400	312
Swift Energy Co. (a)	2,000	88,680
Tesoro Corp.	1,400	115,346
Tidewater, Inc.	2,100	108,297
Todco (a)	2,700	93,501
Trican Well Service Ltd. CAD	1,700	27,991
TUSK Energy Corp. CAD (a)	9,800	22,672
UGI Corp.	1,000	27,410
Unit Corp. (a)	300	14,544
Vaalco Energy, Inc. (a)	6,400	41,664
Western Refining, Inc.	6,800	185,980
W-H Energy Services, Inc. (a)	400	18,152
		3,493,261

Entertainment & Leisure — 0.8%
Bally Technologies, Inc. (a)	1,300	24,947
Blockbuster, Inc. Cl. A (a)	18,300	118,767
Brunswick Corp.	600	20,466
Dover Downs Gaming & Entertainment, Inc.	3,100	40,579
Live Nation, Inc. (a)	6,100	150,548
Multimedia Games, Inc. (a)	1,300	13,481
Pinnacle Entertainment, Inc. (a)	2,200	75,966
Regal Entertainment Group Cl. A	1,700	38,250
Steinway Musical Instruments, Inc.	700	24,479
Warner Music Group Corp.	2,700	57,888
WMS Industries, Inc. (a)	2,800	111,048
World Wrestling Entertainment, Inc.	4,700	75,576
		751,995

Environmental Controls — 0.2%
Input/Output, Inc. (a)	10,700	146,483

Financial Services — 5.1%
Acadia Realty Trust REIT	700	17,983

13

Agree Realty Corp. REIT	900	32,355
Alexandria Real Estate Equities, Inc. REIT	800	86,688
AMB Property Corp.	500	30,425
American Home Mortgage Investment Corp. REIT	400	13,976
AmeriCredit Corp. (a)	4,100	111,274
Ashford Hospitality Trust	1,800	22,158
Associated Estates Realty Corp. REIT	600	9,774
BioMed Realty Trust, Inc. REIT	1,800	53,694
Brandywine Realty Trust REIT	2,300	80,178
BRE Properties, Inc. Cl. A REIT	200	13,882
Camden Property Trust REIT	400	31,360
Capital Trust Cl. A REIT	200	9,920
CapitalSource, Inc.	2,100	58,359
CBL & Associates Properties, Inc. REIT	1,500	70,395
Cedar Shopping Centers Inc. REIT	600	10,050
Cherokee, Inc.	400	17,284
Chittenden Corp.	100	3,046
Cohen & Steers, Inc.	3,000	146,250
Colonial Properties Trust REIT	1,400	68,810
Corporate Office Properties Trust REIT	1,200	63,936
Crescent Real Estate Equities Co. REIT	1,100	22,066
DCT Industrial Trust, Inc. REITS	3,600	42,552
DiamondRock Hospitality Co. REIT	3,900	73,515
Digital Realty Trust, Inc. REIT	1,800	64,692
Duke Realty Corp. REIT	400	17,648
Eastgroup Properties REIT	700	38,318
Entertainment Properties Trust REIT	600	38,916
Equity Inns, Inc. REIT	3,200	52,800
Equity Lifestyle Properties, Inc. REIT	200	11,046
Equity One, Inc. REIT	2,000	55,480
Federal Realty Investment Trust REIT	500	46,710
FelCor Lodging Trust, Inc.	1,300	28,691
First Cash Financial Services, Inc. (a)	200	4,696
First Industrial Realty Trust, Inc.	2,200	103,972
First Potomac Realty Trust REIT	100	3,003
Franklin Street Properties Corp. REIT	200	4,110
Friedman, Billings, Ramsey Group, Inc. Cl. A	500	3,930
Glimcher Realty Trust REIT	900	25,434
Gramercy Capital Corp. REIT	700	25,291
Health Care REIT, Inc.	900	42,129
Healthcare Realty Trust, Inc.	1,100	46,618
Highland Hospitality Corp. REIT	1,900	30,172
Highwoods Properties, Inc.	2,100	91,770
Home Properties, Inc.	1,400	90,006
Hospitalities Properties Trust	1,100	53,680
HRPT Properties Trust	1,000	13,020
Inland Real Estate Corp. REIT	1,800	36,396
Innkeepers USA Trust	1,300	21,307
International Securities Exchange, Inc.	4,100	169,863
iStar Financial, Inc.	200	10,030
Janus Capital Group, Inc.	3,700	75,776
KBW, Inc. (a)	100	2,915
Kilroy Realty Corp.	600	52,104
Kite Realty Group Trust REIT	200	3,900

14

KKR Financial Corp. REIT	1,100	29,766
Knight Capital Group, Inc. Cl. A (a)	15,100	272,857
Lazard Ltd. Cl. A	500	25,380
Lexington Realty Trust REIT	1,500	31,920
Liberty Property Trust REIT	1,300	67,262
Longview Fibre Co. REIT	200	4,196
LTC Properties, Inc.	1,000	28,200
The Macerich Co. REIT	200	19,106
Mack-Cali Realty Corp.	800	44,512
Maguire Properties, Inc. REIT	1,500	65,175
Medallion Financial Corp.	100	1,129
Mid-America Apartment Communities, Inc. REIT	1,200	72,144
National Retail Properties, Inc. REIT	2,600	61,750
Nationwide Health Properties, Inc. REIT	2,200	73,304
Newcastle Investment Corp. REIT	1,800	58,356
Nexcen Brands, Inc. (a)	800	7,160
Ocwen Financial Corp. (a)	10,900	153,472
Omega Healthcare Investors, Inc. REIT	900	16,317
Parkway Properties, Inc. REIT	800	43,880
Pennsylvania REIT	1,000	42,700
Piper Jaffray Cos. (a)	4,100	282,654
Post Properties, Inc. REIT	900	43,650
PS Business Parks, Inc. REIT	700	52,647
RAIT Financial Trust	400	14,956
Ramco-Gershenson Properties Trust REIT	600	22,476
Realty Income Corp. REIT	1,900	54,682
Redwood Trust, Inc.	200	12,712
Regency Centers Corp.	400	34,840
Senior Housing Properties Trust	2,700	70,146
SL Green Realty Corp.	200	29,316
Sovran Self Storage Inc. REIT	1,000	60,000
Spirit Finance Corp. REIT	3,300	41,316
Stifel Financial Corp. (a)	300	14,454
Strategic Hotels & Resorts, Inc. REIT	4,100	88,232
Sun Communities, Inc.	100	3,161
Sunstone Hotel Investors, Inc. REIT	2,000	56,580
SWS Group, Inc.	2,400	60,552
Tanger Factory Outlet Centers, Inc. REIT	1,600	64,960
United Dominion Realty Trust, Inc.	1,500	49,185
U-Store-It Trust REIT	900	19,773
Ventas, Inc.	1,400	64,750
Washington REIT	1,600	68,400
Weingarten Realty Investors REIT	900	44,559
Winston Hotels, Inc. REIT	900	12,537
		4,739,477

Food Retailers — 0.3%
Arden Group, Inc. Cl. A	200	23,800
Ingles Markets, Inc. Cl. A	1,000	36,620
The Pantry, Inc. (a)	4,600	224,526
Reddy Ice Holdings, Inc.	800	20,752
		305,698

15

Foods — 0.6%
Chiquita Brands International, Inc.	1,800	28,566
Corn Products International, Inc.	1,200	41,100
Dean Foods Co. (a)	2,300	101,775
Flowers Foods, Inc.	1,600	44,992
J&J Snack Foods Corp.	700	28,896
Nash Finch Co.	500	14,440
Performance Food Group Co. (a)	1,200	35,592
Premium Standard Farms, Inc.	1,700	32,334
Sensient Technologies Corp.	8,500	209,780
Smart & Final, Inc. (a)	700	12,978
Spartan Stores, Inc.	1,800	42,588
Wild Oats Markets, Inc. (a)	500	7,265
		600,306

Forest Products & Paper — 1.3%
American Woodmark Corp.	1,500	67,440
BlueLinx Holdings, Inc.	2,500	27,825
Bowater, Inc.	5,800	158,746
Buckeye Technologies, Inc. (a)	1,200	14,364
Building Materials Holding Corp.	2,300	54,809
Caraustar Industries, Inc. (a)	600	4,776
Graphic Packaging Corp. (a)	2,200	10,626
Greif, Inc. Cl. A	2,800	320,068
Neenah Paper, Inc.	1,000	34,130
Packaging Corp. of America	2,000	45,680
Playtex Products, Inc. (a)	2,200	30,976
Rock-Tenn Co. Cl. A	4,500	147,240
School Specialty, Inc. (a)	600	23,370
Schweitzer-Mauduit International, Inc.	800	19,432
Sonoco Products Co.	300	11,550
United Stationers, Inc. (a)	500	25,480
Universal Forest Products, Inc.	4,100	200,490
		1,197,002

Healthcare — 1.4%
Alliance Imaging, Inc. (a)	100	699
Apria Healthcare Group, Inc. (a)	6,900	191,613
Bio-Reference Labs, Inc. (a)	500	11,475
CorVel Corp. (a)	700	32,991
Coventry Health Care, Inc. (a)	2,300	118,565
Cross Country Healthcare, Inc. (a)	1,700	38,352
Express Scripts, Inc. (a)	600	41,712
Genesis HealthCare Corp. (a)	1,000	61,220
Healthways, Inc. (a)	4,000	181,640
Humana, Inc. (a)	2,700	149,850
IDEXX Laboratories, Inc. (a)	200	17,162
Kindred Healthcare, Inc. (a)	6,400	183,680
Laboratory Corp. of America Holdings (a)	2,000	146,880
LCA-Vision, Inc.	800	30,976
Lincare Holdings, Inc. (a)	400	15,740
Medcath Corp. (a)	1,000	28,640
National Healthcare Corp.	200	10,980
Odyssey Healthcare, Inc. (a)	1,800	22,338
Psychiatric Solutions, Inc. (a)	200	7,788

16

Res-Care, Inc. (a)	500	8,685
		1,300,986

Heavy Construction — 0.1%
AMREP Corp.	400	40,860
North American Energy Partners, Inc. (a)	2,800	47,992
Perini Corp. (a)	1,100	33,242
Sterling Construction Co., Inc. (a)	100	2,052
		124,146

Heavy Machinery — 1.7%
Ampco-Pittsburgh Corp.	1,400	41,762
Applied Industrial Technologies, Inc.	8,100	198,450
Astec Industries, Inc. (a)	800	28,808
Bucyrus International, Inc. Cl. A	1,200	55,692
Cascade Corp.	600	32,232
Curtiss-Wright Corp.	400	15,272
Dril-Quip, Inc. (a)	2,400	89,280
Flow International Corp. (a)	2,100	24,528
Goodman Global, Inc. (a)	2,600	46,202
Gorman-Rupp Co.	200	8,080
Hydril (a)	1,700	134,470
Leader Energy Services Ltd. CAD (a)	11,700	12,790
Lindsay Corp.	1,000	31,790
Matrix Service Co. (a)	1,900	34,998
Middleby Corp. (a)	700	78,246
NACCO Industries, Inc. Cl. A	1,400	202,230
NATCO Group, Inc. Cl. A (a)	1,500	52,140
Oil States International, Inc. (a)	300	8,646
Pason Systems, Inc. CAD	1,100	12,659
RBC Bearings, Inc. (a)	1,700	52,156
Technicoil Corp. CAD (a)	17,900	14,410
The Manitowoc Co., Inc.	1,200	62,232
The Toro Co.	6,200	317,874
		1,554,947

Home Construction, Furnishings & Appliances — 1.2%
DTS, Inc. (a)	400	9,812
Ethan Allen Interiors, Inc.	3,900	146,913
Herman Miller, Inc.	1,400	52,640
HNI Corp.	100	4,854
Kimball International, Inc. Cl. B	5,500	135,520
La-Z-Boy, Inc.	2,600	33,488
Leggett & Platt, Inc.	100	2,424
Meritage Homes Corp. (a)	1,900	84,455
Select Comfort Corp. (a)	8,900	164,116
Stanley Furniture Co., Inc.	1,700	36,414
Steelcase, Inc. Cl. A	4,800	94,032
Tempur-Pedic International, Inc.	14,000	333,200
		1,097,868

Household Products — 0.4%
The Black & Decker Corp.	500	43,640

17

Jarden Corp. (a)	2,000	73,340
The Sherwin-Williams Co.	1,700	117,470
Snap-on, Inc.	2,500	120,525
The Stanley Works	700	40,082
WD-40 Co.	100	3,293
		398,350

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	1,000	77,650

Industrial - Diversified — 0.7%
Ameron International Corp.	800	64,536
Blyth, Inc.	5,500	114,345
Cooper Industries Ltd. Cl. A	100	9,139
Eaton Corp.	800	62,680
Nordson Corp.	5,300	274,116
SPX Corp.	1,900	133,361
		658,177

Information Retrieval Services — 0.5%
Acacia Research - Acacia Technologies (a)	2,400	32,544
Avocent Corp. (a)	700	24,178
CMGI, Inc. (a)	11,600	14,732
Digital River, Inc. (a)	2,400	122,832
Gartner Group, Inc. (a)	6,300	137,718
InfoSpace, Inc. (a)	2,300	53,452
infoUSA, Inc.	4,000	48,040
NIC, Inc.	700	3,745
		437,241

Insurance — 5.3%
Affirmative Insurance Holdings, Inc.	600	10,410
Ambac Financial Group, Inc.	1,400	123,340
American Financial Group, Inc.	250	8,830
American Physicians Capital, Inc. (a)	1,200	46,440
AMERIGROUP Corp. (a)	9,500	344,470
Amerisafe, Inc. (a)	400	6,612
Argonaut Group, Inc. (a)	3,700	124,098
Assurant, Inc.	2,300	127,834
Bristol West Holdings, Inc.	1,500	24,855
Centene Corp. (a)	7,800	194,376
CNA Financial Corp. (a)	1,600	65,040
CNA Surety Corp. (a)	2,600	55,250
The Commerce Group, Inc.	1,000	30,180
Covanta Holding Corp. (a)	4,600	108,836
Darwin Professional Underwriters, Inc. (a)	100	2,300
Delphi Financial Group, Inc. Cl. A	5,000	197,200
Direct General Corp.	1,900	39,520
Donegal Group, Inc. Cl. A	800	15,176
EMC Insurance Group, Inc.	700	23,541
Employers Holdings, Inc. (a)	1,300	25,961
FBL Financial Group, Inc. Cl. A	700	27,167
First Mercury Financial Corp. (a)	200	4,380
FPIC Insurance Group, Inc. (a)	800	35,112

18

Fremont General Corp.	10,600	144,160
Great American Financial Resources, Inc.	100	2,214
The Hanover Insurance Group, Inc.	1,800	86,490
Harleysville Group, Inc.	2,900	98,600
Healthspring, Inc. (a)	6,200	121,954
Horace Mann Educators Corp.	2,900	57,507
Infinity Property & Casualty Corp.	3,400	162,656
Landamerica Financial Group, Inc.	100	6,306
MBIA, Inc.	1,900	136,477
Meadowbrook Insurance Group, Inc. (a)	2,500	25,100
MGIC Investment Corp.	1,600	98,752
The Midland Co.	100	4,598
Molina Healthcare, Inc. (a)	5,900	181,897
National Western Life Insurance Co. Cl. A	200	45,898
Nationwide Financial Services, Inc. Cl. A	1,400	76,510
Odyssey Re Holdings Corp.	700	27,615
Ohio Casualty Corp.	8,400	248,136
Old Republic International Corp.	2,500	55,750
OneBeacon Insurance Group Ltd. (a)	2,300	59,547
PartnerRe Ltd.	1,000	68,000
The Phoenix Companies, Inc.	9,100	136,773
The PMI Group, Inc.	2,100	100,422
Presidential Life Corp.	800	17,384
Procentury Corp.	1,700	33,405
Radian Group, Inc.	1,700	102,374
Reinsurance Group of America, Inc.	400	23,260
RenaissanceRe Holdings Ltd.	800	42,616
RLI Corp.	1,500	83,010
Safeco Corp.	1,900	121,619
Safety Insurance Group, Inc.	2,000	97,680
SeaBright Insurance Holdings (a)	800	14,408
Selective Insurance Group	2,500	128,625
State Auto Financial Corp.	1,400	45,052
Torchmark Corp.	800	51,992
Tower Group, Inc.	1,400	47,040
Transatlantic Holdings, Inc.	100	6,279
Triad Guaranty, Inc. (a)	2,000	103,000
United America Indemnity Ltd. Cl. A (a)	2,500	60,300
Universal American Financial Corp. (a)	600	11,310
USI Holdings Corp. (a)	300	4,959
WellCare Health Plans, Inc. (a)	1,100	85,228
Zenith National Insurance Corp.	5,700	260,490
		4,926,321

Internet Content — 0.2%
BEA Systems, Inc. (a)	9,300	114,669
TheStreet.Com, Inc.	3,300	32,670
Travelzoo, Inc. (a)	1,300	39,728
		187,067

Internet Software — 0.1%
webMethods, Inc. (a)	6,200	46,686

19

Lodging — 0.2%
Ameristar Casinos, Inc.	600	18,312
LaSalle Hotel Properties	800	38,088
Marcus Corp.	100	2,391
Monarch Casino & Resort, Inc. (a)	1,600	40,208
Vail Resorts, Inc. (a)	1,500	69,375
		168,374

Machinery & Components — 2.4%
Actuant Corp. Cl. A	1,200	59,748
AGCO Corp. (a)	3,500	118,895
Asyst Technologies, Inc. (a)	6,600	42,834
Briggs & Stratton Corp.	2,000	59,280
Chicago Bridge & Iron Co. NV	2,700	80,244
Cummins, Inc.	1,000	134,560
Gardner Denver, Inc. (a)	6,900	265,995
Insituform Technologies, Inc. Cl. A (a)	100	2,791
Kadant, Inc. (a)	1,100	30,085
Kaydon Corp.	5,500	237,050
Kulicke & Soffa Industries, Inc. (a)	6,200	57,536
Lone Star Technologies, Inc. (a)	6,400	309,440
Regal-Beloit Corp.	4,400	221,408
Robbins & Myers, Inc.	1,300	56,524
Tennant Co.	1,400	43,288
Valmont Industries, Inc.	5,000	277,350
Woodward Governor Co.	4,800	200,832
		2,197,860

Manufacturing — 0.3%
Avery Dennison Corp.	500	34,180
Lam Research Corp. (a)	500	22,905
Sauer-Danfoss, Inc.	3,400	117,096
Terex Corp. (a)	500	28,445
Tredegar Corp.	2,000	45,940
		248,566

Medical Supplies — 2.9%
Abaxis, Inc. (a)	300	6,480
Advanced Medical Optics, Inc. (a)	1,200	44,100
Applera Corp. - Applied Biosystems Group	4,300	149,468
Bio-Rad Laboratories, Inc. Cl. A (a)	900	77,436
Biosite, Inc. (a)	2,300	123,924
Bruker BioSciences Corp. (a)	3,100	23,095
Candela Corp. (a)	1,500	17,340
Cholestech Corp. (a)	100	1,683
Dade Behring Holdings, Inc.	1,400	58,912
Datascope Corp.	100	3,694
Dionex Corp. (a)	1,400	83,188
DJO, Inc. (a)	800	33,120
Edwards Lifesciences Corp. (a)	2,300	117,668
Excel Technology, Inc. (a)	600	16,524
Hologic, Inc. (a)	200	11,110
ICU Medical, Inc. (a)	300	11,835
II-VI, Inc. (a)	1,700	51,068
Illumina, Inc. (a)	1,600	65,360

20

Immucor, Inc. (a)	10,000	315,400
Integra LifeSciences Holdings Corp. (a)	1,000	43,050
Invacare Corp.	300	6,477
LTX Corp. (a)	9,700	51,216
Mentor Corp.	2,000	101,980
Mettler-Toledo International, Inc. (a)	1,100	91,080
MTS Systems Corp.	2,400	102,648
Oyo Geospace Corp. (a)	100	5,842
Palomar Medical Technologies, Inc. (a)	3,900	194,064
PSS World Medical, Inc. (a)	3,200	64,064
Rofin-Sinar Technologies, Inc. (a)	4,600	300,978
Tektronix, Inc.	600	16,962
Thermo Fisher Scientific, Inc. (a)	2,800	133,980
Varian, Inc. (a)	4,000	214,040
Vital Images, Inc. (a)	100	3,355
Waters Corp. (a)	1,200	68,028
Zoll Medical Corp. (a)	1,200	75,264
Zygo Corp. (a)	1,600	24,560
		2,708,993

Metals & Mining — 3.7%
AK Steel Holding Corp. (a)	19,600	412,384
Amerigo Resources Ltd. CAD	11,700	20,821
Brush Engineered Materials, Inc. (a)	900	29,781
Carpenter Technology Corp.	1,100	128,810
Castle (A.M.) & Co.	1,000	25,000
Century Aluminum Co. (a)	4,900	223,342
Chaparral Steel Co.	7,400	379,472
Cleveland-Cliffs, Inc.	7,400	404,484
CommScope, Inc. (a)	10,500	339,255
Dynamic Materials Corp.	700	20,678
Dynatec Corp. CAD (a)	4,100	7,713
Foundation Coal Holdings, Inc.	7,700	256,256
Gibraltar Industries, Inc.	1,500	36,795
Hecla Mining Co. (a)	3,800	27,094
Inmet Mining Corp. CAD	200	10,320
Insteel Industries, Inc.	2,300	38,387
Jacuzzi Brands, Inc. (a)	300	3,729
LionOre Mining International Ltd. CAD (a)	3,700	42,956
Massey Energy Co.	800	18,952
Mueller Industries, Inc.	5,600	182,392
Olympic Steel, Inc.	600	15,960
Quanex Corp.	8,000	313,520
RTI International Metals, Inc. (a)	1,700	138,975
Ryerson, Inc.	100	3,137
Schnitzer Steel Industries, Inc. Cl. A	700	26,950
Shiloh Industries, Inc.	800	11,056
Steel Dynamics, Inc.	2,900	113,709
Steel Technologies, Inc.	200	3,710
Sturm,Ruger & Co., Inc. (a)	100	1,041
Sun Hydraulics Corp.	100	2,127
Superior Essex, Inc. (a)	2,200	70,202
United States Steel Corp.	1,800	150,282
		3,459,290

21

Oil & Gas — 0.0%
WGL Holdings, Inc.	100	3,163

Pharmaceuticals — 3.4%
Alexion Pharmaceuticals, Inc. (a)	900	37,413
Alnylam Pharmaceuticals, Inc. (a)	200	4,236
Alpharma, Inc. Cl. A	9,000	247,950
AmerisourceBergen Corp.	2,900	151,902
Animal Health International, Inc. (a)	700	8,715
Array Biopharma, Inc. (a)	700	9,632
Bradley Pharmaceuticals, Inc. (a)	1,900	38,209
Charles River Laboratories International, Inc. (a)	300	13,500
Digene Corp. (a)	400	20,580
Endo Pharmaceuticals Holdings, Inc. (a)	3,600	110,592
Enzon Pharmaceuticals, Inc. (a)	800	7,136
Indevus Pharmacuticals, Inc. (a)	300	1,929
Invitrogen Corp. (a)	1,300	79,599
Isis Pharmaceuticals, Inc. (a)	3,100	32,209
King Pharmaceuticals, Inc. (a)	5,300	94,658
Mannatech, Inc.	1,200	19,356
Medarex, Inc. (a)	300	4,041
The Medicines Co. (a)	4,900	150,038
Medicis Pharmaceutical Corp. Cl. A	5,600	212,408
Meridian Bioscience, Inc.	400	11,860
Molecular Devices Corp. (a)	1,200	42,216
Mylan Laboratories, Inc.	4,300	95,202
NBTY, Inc. (a)	6,600	342,210
New River Pharmaceuticals, Inc. (a)	1,000	55,900
Noven Pharmaceuticals, Inc. (a)	2,100	57,456
Omrix Biopharmaceuticals, Inc. (a)	700	23,856
OSI Pharmaceuticals, Inc. (a)	300	10,206
Pain Therapeutics, Inc. (a)	4,700	42,347
PAREXEL International Corp. (a)	3,300	108,075
Perrigo Co.	4,600	79,488
Pharmion Corp. (a)	500	15,925
Pozen, Inc. (a)	2,100	35,511
QLT, Inc. (a)	2,500	23,450
Quidel Corp. (a)	2,100	28,539
Savient Pharmaceuticals, Inc. (a)	3,200	47,776
Sciele Pharma, Inc. (a)	8,600	204,250
United Therapeutics Corp. (a)	400	21,440
USANA Health Sciences, Inc. (a)	2,800	148,624
ViroPharma, Inc. (a)	13,000	221,390
Visicu, Inc. (a)	100	1,033
Watson Pharmaceutical, Inc. (a)	3,500	95,270
West Pharmaceutical Services, Inc.	5,200	252,356
		3,208,483

Photography Equipment/Supplies — 0.2%
Eastman Kodak Co.	4,500	116,370
Sonic Solutions, Inc. (a)	1,500	27,525
		143,895

22

Prepackaged Software — 4.4%
Actuate Corp. (a)	6,200	32,426
Advent Software, Inc. (a)	3,400	121,550
Altiris, Inc. (a)	2,100	68,733
Art Technology Group, Inc. (a)	3,400	8,738
Aspen Technology, Inc. (a)	5,200	53,300
Blackbaud, Inc.	10,000	239,700
BMC Software, Inc. (a)	5,100	175,389
Brocade Communications Systems, Inc. (a)	38,200	327,756
Check Point Software Technologies Ltd. (a)	2,300	54,878
Cogent Communications Group, Inc. (a)	2,400	50,400
Compuware Corp. (a)	12,100	108,537
Dendrite International, Inc. (a)	2,300	25,093
DST Systems, Inc. (a)	1,600	112,768
Emdeon Corp. (a)	8,000	114,080
Fair Isaac Corp.	3,500	139,370
Hyperion Solutions Corp. (a)	2,700	113,994
i2 Technologies, Inc. (a)	1,700	38,777
Imergent, Inc. (a)	1,000	20,010
Interactive Intelligence, Inc. (a)	2,300	46,023
Interwoven, Inc. (a)	3,900	61,230
Intuit, Inc. (a)	2,700	84,915
Keane, Inc. (a)	2,900	35,293
Kenexa Corp. (a)	400	14,600
Lawson Software, Inc. (a)	7,400	55,574
Magma Design Automation, Inc. (a)	1,000	8,500
Mapinfo Corp. (a)	1,300	17,745
McAfee, Inc. (a)	3,900	114,114
MicroStrategy, Inc. Cl. A (a)	2,500	303,550
Novell, Inc. (a)	10,100	73,225
Open Text Corp. (a)	4,700	88,266
OPNET Technologies, Inc. (a)	600	8,106
Packeteer, Inc. (a)	400	5,360
Progress Software Corp. (a)	400	11,364
Quest Software, Inc. (a)	9,700	144,821
SonicWALL, Inc. (a)	6,600	55,638
SPSS, Inc. (a)	1,900	58,938
Sybase, Inc. (a)	4,900	126,861
TIBCO Software, Inc. (a)	24,500	227,360
Transaction Systems Architects, Inc. Cl. A (a)	3,500	126,525
Ultimate Software Group, Inc. (a)	800	19,504
United Online, Inc.	18,500	259,740
Verint Systems, Inc. (a)	800	26,440
Vignette Corp. (a)	2,400	43,008
WebEx Communications, Inc. (a)	6,800	252,144
		4,074,343

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Cl. A (a)	3,000	112,830
HFF, Inc. Cl. A (a)	2,800	52,360
Kimco Realty Corp.	100	4,960
Stratus Properties, Inc. (a)	200	6,806
		176,956

23

Restaurants — 1.4%
AFC Enterprises, Inc. (a)	1,100	18,436
Bob Evans Farms, Inc.	5,600	190,232
Brinker International, Inc.	1,200	37,860
Buffalo Wild Wings, Inc. (a)	900	45,792
CBRL Group, Inc.	103	4,830
CEC Entertainment, Inc. (a)	600	25,374
Denny’s Corp. (a)	6,900	36,915
Domino’s Pizza, Inc.	8,000	228,560
IHOP Corp.	2,900	154,280
Jack in the Box, Inc. (a)	4,700	290,413
Krispy Kreme Doughnuts, Inc. (a)	2,600	32,058
Luby’s, Inc. (a)	1,900	20,577
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,200	30,180
O’Charley’s, Inc. (a)	1,500	31,860
Papa John’s International, Inc. (a)	2,400	66,288
Wendy’s International, Inc.	3,100	105,276
		1,318,931

Retail — 3.1%
AutoZone, Inc. (a)	1,000	125,630
Barnes & Noble, Inc.	2,700	105,111
Big Lots, Inc. (a)	12,900	334,497
Blue Nile, Inc. (a)	1,000	37,010
Books-A-Million, Inc.	1,400	26,740
Casey’s General Stores, Inc.	2,600	66,352
Cash America International, Inc.	5,300	226,363
Circuit City Stores, Inc.	2,700	55,107
CSK Auto Corp. (a)	2,500	41,425
Dick’s Sporting Goods, Inc. (a)	1,800	92,682
Dillards, Inc. Cl. A	2,900	99,586
Dollar Tree Stores, Inc. (a)	4,400	138,424
EZCORP, Inc. Cl. A (a)	4,400	73,612
Family Dollar Stores, Inc.	3,700	119,880
Gamestop Corp. Cl. A (a)	500	26,715
Genesco, Inc. (a)	2,700	106,353
GSI Commerce, Inc. (a)	100	1,629
Haverty Furniture Companies, Inc.	1,500	22,965
Insight Enterprises, Inc. (a)	3,600	73,188
Jo-Ann Stores, Inc. (a)	200	5,056
Knoll, Inc.	6,500	142,935
Longs Drug Stores Corp.	2,700	116,100
Marvel Entertainment, Inc. (a)	4,800	134,016
Men’s Wearhouse, Inc.	3,200	137,408
NutriSystem, Inc. (a)	500	22,025
OfficeMax, Inc.	2,600	125,554
PC Connection, Inc. (a)	800	13,064
Priceline.com, Inc. (a)	3,700	157,694
RadioShack Corp.	4,500	99,450
Retail Ventures, Inc. (a)	3,500	69,125
Rite Aid Corp. (a)	1,800	11,088
Stage Stores, Inc.	1,300	41,717
Stamps.com, Inc. (a)	600	8,778
Systemax, Inc. (a)	800	17,456

24

West Marine, Inc. (a)	600	10,452
		2,885,187

Retail - Grocery — 0.0%
Weis Markets, Inc.	200	8,656

Telephone Utilities — 2.3%
ADTRAN, Inc.	9,500	210,520
Alaska Communications Systems Group, Inc.	3,700	59,792
Amdocs Ltd. (a)	1,900	65,892
Cbeyond, Inc. (a)	4,600	136,712
CenturyTel, Inc.	3,200	143,488
Cincinnati Bell, Inc. (a)	50,400	244,944
Commonwealth Telephone Enterprises, Inc.	200	8,448
Consolidated Communications Holdings, Inc.	1,800	39,690
Dobson Communications Corp. Cl. A (a)	23,700	229,653
Embarq Corp.	2,300	127,673
Fairpoint Communications, Inc.	2,900	58,754
Fibertower Corp. (a)	1,600	8,368
General Communication, Inc. Cl. A (a)	4,500	69,570
Golden Telecom, Inc.	1,300	67,314
IDT Corp. Cl. B (a)	600	8,070
Iowa Telecommunications Services, Inc.	2,000	40,200
j2 Global Communications, Inc. (a)	7,600	201,248
Lightbridge, Inc. (a)	3,400	54,570
North Pittsburgh Systems, Inc.	800	18,856
RCN Corp. (a)	400	11,876
Savvis, Inc. (a)	3,300	147,906
Telephone and Data Systems, Inc.	2,200	123,090
USA Mobility, Inc.	1,400	28,420
		2,105,054

Tobacco — 0.2%
Loews Corp. - Carolina Group	1,000	68,540
UST, Inc.	2,300	132,112
		200,652

Toys, Games — 0.4%
Hasbro, Inc.	4,100	116,440
K2, Inc. (a)	2,900	35,032
Mattel, Inc.	6,400	155,904
RC2 Corp. (a)	1,400	55,314
		362,690

Transportation — 2.7%
American Commercial Lines, Inc. (a)	2,000	140,880
Arkansas Best Corp.	1,300	49,686
EGL, Inc. (a)	3,100	118,141
Emergency Medical Services Corp. Cl. A (a)	500	13,000
Freightcar America, Inc.	1,200	69,732
General Maritime Corp.	4,100	149,609
Genesee & Wyoming, Inc. Cl. A (a)	600	16,914
Gulfmark Offshore, Inc. (a)	1,700	61,387
Heartland Express, Inc.	300	5,079

25

Horizon Lines, Inc. Cl. A	5,700	169,575
Hornbeck Offshore Services, Inc. (a)	2,300	63,296
Hub Group, Inc. Cl. A (a)	9,500	283,670
Kansas City Southern (a)	2,100	63,126
Laidlaw International, Inc.	4,000	118,840
OMI Corp.	7,400	163,244
Overseas Shipholding Group, Inc.	1,700	105,621
P.A.M. Transportation Services, Inc. (a)	300	6,594
Pacer International, Inc.	7,300	227,468
Saia, Inc. (a)	1,900	50,635
Swift Transportation Co., Inc. (a)	9,300	283,836
Teekay Shipping Corp.	300	15,063
Trico Marine Services, Inc. (a)	1,400	45,542
Wabtec Corp.	8,000	256,160
Werner Enterprises, Inc.	200	3,802
		2,480,900

Travel — 0.1%
Expedia, Inc. (a)	316	6,778
Sabre Holdings Corp. Cl. A	3,800	122,778
		129,556

TOTAL EQUITIES
(Cost $89,319,076)		92,389,875

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Financial Services
MGM Energy Corp. Warrants, Expires 02/16/2007 CAD (a)	340	533

TOTAL WARRANTS
(Cost $262)		533

TOTAL LONG TERM INVESTMENTS
(Cost $89,319,338)		92,390,408

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (b)	911,954	911,954

TOTAL SHORT-TERM INVESTMENTS
(Cost $911,954)		911,954

TOTAL INVESTMENTS — 100.1%
(Cost $90,231,292) (c)		$93,302,362

Other Assets/(Liabilities) — (0.1%)		(60,001)

NET ASSETS — 100.0%		$93,242,361

26

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)

Maturity value of $912,043. Collateralized by a U.S. Government Agency obligation with a rate of 5.875%, maturity date of 5/20/2034, and an aggregate market value, including accrued interest, of $957,552.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MassMutual Premier Small Company Opportunities Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 0.3%
24/7 Real Media, Inc. (a)	13,080	132,239
AQuantive, Inc. (a) (b)	10,500	281,400
Catalina Marketing Corp.	2,956	84,394
Lamar Advertising Co. Cl. A (a)	2,100	139,188
Valueclick, Inc. (a)	24,500	625,240
		1,262,461

Aerospace & Defense — 0.5%
Aerovironment, Inc. (a)	9,200	210,404
Armor Holdings, Inc. (a) (b)	8,069	488,174
K&F Industries Holdings, Inc. (a)	10,800	251,532
Kaman Corp.	718	16,363
Orbital Sciences Corp. (a) (b)	60,561	1,033,171
Sequa Corp. Cl. A (a)	3,252	409,719
Spirit Aerosystems Holdings, Inc. Cl. A (a)	7,230	221,455
		2,630,818

Agribusiness — 0.2%
Delta & Pine Land Co.	21,227	863,939

Air Transportation — 0.9%
ABX Air, Inc. (a)	6,100	41,664
Air Methods Corp. (a)	2,685	72,656
Alaska Air Group, Inc. (a)	22,800	976,980
AMR Corp. (a) (b)	30,427	1,127,320
Atlas Air Worldwide Holdings, Inc. (a)	8,800	421,960
Continental Airlines, Inc. Cl. B (a) (b)	21,065	873,987
ExpressJet Holdings, Inc. (a)	22,395	174,905
Frontier Airlines Holdings, Inc. (a) (b)	12,500	92,875
SkyWest, Inc.	13,100	355,534
UAL Corp. (a)	3,400	146,880
US Airways Group, Inc. (a)	1,800	100,764
		4,385,525

Apparel, Textiles & Shoes — 5.4%
Abercrombie & Fitch Co. Cl. A	8,700	691,998
Aeropostale, Inc. (a)	49,900	1,793,406
Albany International Corp. Cl. A	3,612	122,591
American Eagle Outfitters, Inc.	20,141	652,166
AnnTaylor Stores Corp. (a)	14,445	498,352
bebe stores, Inc. (b)	16,500	305,580
Brown Shoe Co., Inc.	34,298	1,864,096
The Buckle, Inc. (b)	25,553	858,070
Cache, Inc. (a)	6,518	149,979
Casual Male Retail Group, Inc. (a)	23,076	287,988
Cato Corp. Cl. A	19,451	439,009
Charlotte Russe Holding, Inc. (a)	11,200	342,160
Charming Shoppes, Inc. (a) (b)	87,213	1,144,235
Christopher & Banks Corp.	27,100	481,838

1

Deckers Outdoor Corp. (a) (b)	5,200	303,212
Dress Barn, Inc. (a) (b)	61,990	1,392,915
DSW, Inc. Cl. A (a) (b)	31,600	1,266,844
The Gymboree Corp. (a)	39,434	1,707,098
Interface, Inc. Cl. A (a)	41,492	631,508
Jones Apparel Group, Inc.	11,609	396,563
Kellwood Co. (b)	32,508	1,066,262
K-Swiss, Inc. Cl. A	4,700	148,614
Liz Claiborne, Inc.	2,217	98,435
Maidenform Brands, Inc. (a)	7,900	158,158
Mothers Work, Inc. (a)	800	26,760
Nordstrom, Inc.	3,000	167,130
Pacific Sunwear of California, Inc. (a)	10,400	203,840
Payless ShoeSource, Inc. (a)	56,255	1,909,857
Perry Ellis International, Inc. (a)	6,900	207,621
Phillips-Van Heusen Corp.	2,277	125,577
Polo Ralph Lauren Corp.	7,300	598,965
Ross Stores, Inc.	18,700	605,693
Shoe Carnival, Inc. (a)	9,121	290,321
Skechers U.S.A., Inc. Cl. A (a)	33,684	1,193,761
Steven Madden Ltd.	28,290	840,779
Syms Corp. (a)	2,500	46,300
True Religion Apparel, Inc. (a) (b)	2,100	35,238
Tween Brands, Inc. (a) (b)	17,289	591,111
Wet Seal, Inc. Cl. A (a)	31,868	205,867
Wolverine World Wide, Inc.	48,104	1,480,160
		25,330,057

Automotive & Parts — 2.1%
A.O. Smith Corp.	43	1,649
Aftermarket Technology Corp. (a)	6,336	136,604
ArvinMeritor, Inc.	81,505	1,568,971
Asbury Automotive Group, Inc.	19,454	475,845
Autoliv, Inc.	7,200	434,448
AutoNation, Inc. (a) (b)	15,017	337,132
Federal Signal Corp.	11,400	187,188
Fuel Systems Solutions, Inc. (a)	3,162	70,196
The Goodyear Tire & Rubber Co. (a) (b)	29,000	716,010
Group 1 Automotive, Inc.	24,756	1,312,068
Lear Corp. (a) (b)	36,987	1,252,380
Midas, Inc. (a)	4,300	97,309
Miller Industries, Inc. (a)	2,082	46,116
Modine Manufacturing Co.	20,481	535,783
Myers Industries, Inc.	8,065	138,879
Navistar International Corp. (a)	1,000	44,240
Rush Enterprises, Inc. Cl. A (a)	2,735	50,105
Sonic Automotive, Inc.	14,200	445,170
Standard Motor Products, Inc.	1,800	28,476
Tenneco, Inc. (a)	54,448	1,265,916
Winnebago Industries, Inc. (b)	19,900	667,446
		9,811,931

Banking, Savings & Loans — 2.3%
Advanta Corp. Cl. B	27,595	1,280,684

2

Asta Funding, Inc. (b)	8,286	266,975
BancorpSouth, Inc.	1,854	46,962
Bank Mutual Corp.	5,934	70,021
Bankunited Financial Corp. Cl. A	100	2,759
Banner Corp.	2,000	85,680
Central Pacific Financial Corp.	1,000	39,080
Citizens Banking Corp.	1,600	39,216
City Holding Co.	3,475	139,347
Columbia Banking Systems, Inc.	1,596	54,440
Community Trust Bancorp, Inc.	1,200	46,920
Corus Bankshares, Inc. (b)	47,129	1,003,848
Credit Acceptance Corp. (a)	2,511	72,995
Dollar Financial Corp. (a)	5,251	168,190
Federal Agricultural Mortgage Corp. Cl. C	2,482	68,925
Financial Institutions, Inc.	500	10,885
First Citizens BancShares, Inc. Cl. A	500	102,495
First Financial Holdings, Inc.	1,600	56,752
The First Marblehead Corp. (b)	9,900	538,560
First Niagara Financial Group, Inc.	48,564	703,692
FirstFed Financial Corp. (a) (b)	16,593	1,144,087
Frontier Financial Corp.	7,600	206,948
Glacier Bancorp, Inc.	2,100	49,287
Greater Bay Bancorp	20,807	581,348
Greene County Bancshares, Inc.	900	33,039
Hancock Holding Co.	8,305	390,252
Hanmi Financial Corp.	12,200	249,856
Independent Bank Corp.	1,569	34,628
Intervest Bancshares Corp. (a)	5,300	160,855
ITLA Capital Corp.	400	24,300
MAF Bancorp, Inc.	8,900	399,966
National Penn Bancshares, Inc.	33	620
Net 1 UEPS Technologies, Inc. (a)	4,670	126,557
PFF Bancorp, Inc.	9,595	324,983
Porter Bancorp, Inc.	2,300	50,370
Preferred Bank/Los Angeles, CA	2,100	137,298
PrivateBancorp, Inc.	700	26,173
Provident Bankshares Corp.	3,701	131,163
Provident Financial Services, Inc.	15,566	283,301
Southwest Bancorp, Inc.	1,700	45,288
Sterling Financial Corp.	13,246	439,370
TierOne Corp.	4,330	130,420
Union Bankshares Corp.	50	1,445
United Community Banks, Inc.	400	13,064
West Coast Bancorp	2,100	70,119
World Acceptance Corp. (a)	23,600	1,038,636
WSFS Financial Corp.	1,284	89,097
		10,980,896

Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	3,236	113,745
Cott Corp. (a) (b)	4,200	59,514
Jones Soda Co. (a) (b)	4,500	63,360
MGP Ingredients, Inc. (b)	7,689	169,696
Molson Coors Brewing Co. Cl. B	4,600	371,680

3

National Beverage Corp. (a) (b)	8,674	122,911
		900,906

Broadcasting, Publishing & Printing — 1.3%
American Greetings Corp. Cl. A	19,528	469,063
Charter Communications, Inc. Cl. A (a) (b)	223,100	780,850
Citadel Broadcasting Corp.	29,500	313,290
Cox Radio, Inc. Cl. A (a)	56,251	880,891
CSS Industries, Inc.	500	18,035
Cumulus Media, Inc. Cl. A (a) (b)	20,691	213,945
Gatehouse Media, Inc.	2,700	51,246
Journal Register Co.	15,800	110,442
Knology, Inc. (a)	9,194	122,280
Lee Enterprises, Inc.	16,100	535,003
Lin TV Corp. Cl. A (a)	8,100	89,019
LodgeNet Entertainment Corp. (a)	9,145	248,653
Mediacom Communications Corp. (a)	43,000	340,990
Meredith Corp.	900	53,064
Radio One, Inc. Cl. D (a)	22,000	161,700
Reader’s Digest Association	20,450	345,400
Scholastic Corp. (a)	15,200	537,320
Sinclair Broadcast Group, Inc. Cl. A	47,002	553,214
Westwood One, Inc.	22,000	152,460
		5,976,865

Building Materials & Construction — 1.3%
Asiainfo Holdings, Inc. (a)	4,500	35,325
Builders FirstSource, Inc. (a)	17,200	312,008
Chemed Corp.	29,700	1,084,050
Comfort Systems USA, Inc.	18,788	229,589
Digi International, Inc. (a)	5,770	71,663
Eagle Materials, Inc.	25,169	1,243,097
Emcor Group, Inc. (a)	29,158	1,674,252
Granite Construction, Inc.	9,136	489,324
Interline Brands, Inc. (a)	13,036	296,308
Kinetic Concepts, Inc. (a)	8,400	413,196
Louisiana-Pacific Corp.	17,400	398,634
US Concrete, Inc. (a)	11,485	92,225
		6,339,671

Chemicals — 4.7%
AEP Industries, Inc. (a)	3,194	148,936
Albemarle Corp.	7,400	577,052
Arch Chemicals, Inc.	10,178	343,304
Cabot Corp.	4,900	219,226
CF Industries Holdings, Inc.	45,800	1,396,900
Compass Minerals International, Inc.	15,587	483,665
FMC Corp.	5,969	464,687
Georgia Gulf Corp.	15,300	318,393
W.R. Grace & Co. (a) (b)	85,253	1,849,990
H.B. Fuller Co.	53,100	1,373,697
Hercules, Inc. (a)	91,900	1,802,159
Innophos Holdings, Inc.	10,300	160,989
Innospec, Inc.	500	26,750

4

International Flavors & Fragrances, Inc.	2,300	111,504
Koppers Holdings, Inc.	3,600	91,476
Landec Corp. (a)	600	7,350
The Lubrizol Corp.	8,300	427,616
Lyondell Chemical Co.	23,000	727,260
MacDermid, Inc.	2,999	104,035
NewMarket Corp.	24,109	1,342,871
Olin Corp. (b)	23,900	402,476
OM Group, Inc. (a)	33,550	1,639,253
Pioneer Cos., Inc. (a)	8,527	255,298
PolyOne Corp. (a)	105,528	773,520
PW Eagle, Inc. (b)	8,168	269,381
Rockwood Holdings, Inc. (a)	11,600	307,400
Schulman (A.), Inc.	6,172	128,871
Spartech Corp.	49,908	1,398,422
Terra Industries, Inc. (a) (b)	84,700	1,205,281
TETRA Technologies, Inc. (a)	60,416	1,086,280
Tronox, Inc. Cl. A (b)	22,259	320,975
UAP Holding Corp.	28,705	719,060
Usec, Inc. (a)	112,045	1,519,330
The Valspar Corp.	10,900	307,162
		22,310,569

Commercial Services — 8.1%
ABM Industries, Inc.	6,200	160,208
ACCO Brands Corp. (a)	7,200	173,736
Administaff, Inc. (b)	33,329	1,364,489
AerCap Holdings NV (a)	20,800	552,240
Allied Waste Industries, Inc. (a)	2,900	37,091
Ambassadors Group, Inc.	6,621	185,587
American Railcar Industries, Inc.	1,205	35,764
American Reprographics Co. (a)	6,100	191,052
Apollo Group, Inc. Cl. A (a)	10,300	447,020
Arbitron, Inc.	6,600	306,042
Bright Horizons Family Solutions, Inc. (a)	4,200	164,514
CBIZ, Inc. (a)	27,288	182,830
Celera Genomics Group - Applera Corp. (a)	8,400	133,224
Central Parking Corp.	5,739	114,321
Cenveo, Inc. (a)	42,108	984,485
Clean Harbors, Inc. (a)	12,517	671,412
Coinstar, Inc. (a)	21,000	635,040
Computer Programs & Systems, Inc.	3,428	108,839
COMSYS IT Partners, Inc. (a)	13,300	287,812
Consolidated Graphics, Inc. (a)	9,978	618,636
Convergys Corp. (a)	21,893	570,094
Corinthian Colleges, Inc. (a)	44,158	576,703
Cornell Cos., Inc. (a)	3,000	56,940
Corrections Corp. of America (a)	6,600	321,552
CPI Corp.	2,300	124,177
CRA International, Inc. (a) (b)	3,100	167,152
Ctrip.com International Ltd. ADR (China)	2,800	199,108
DeVry, Inc.	54,100	1,523,456
Diamond Management & Technology Consultants, Inc.	8,800	109,824

5

Dollar Thrifty Automotive Group, Inc. (a)	4,160	196,061
Donnelley (R.R.) & Sons Co.	9,000	333,900
Dycom Industries, Inc. (a)	500	11,315
Ennis, Inc.	11,988	301,978
Exponent, Inc. (a)	10,100	187,961
First Consulting Group, Inc. (a)	3,900	50,037
Forrester Research, Inc. (a)	11,246	316,687
FTD Group, Inc. (a)	12,242	225,987
GenTek, Inc. (a)	3,608	134,182
Gevity HR, Inc.	5,000	110,350
Harris Interactive, Inc. (a)	5,900	30,739
Healthcare Services Group, Inc.	692	20,013
Heidrick & Struggles International, Inc. (a)	8,209	358,487
ICT Group, Inc. (a)	6,612	188,574
Ikon Office Solutions, Inc.	87,711	1,306,894
Infrasource Services, Inc. (a)	43,566	925,777
inVentiv Health, Inc. (a)	7,851	275,492
INVESTools, Inc. (a)	24,592	356,584
ITT Educational Services, Inc. (a)	6,985	542,036
Jackson Hewitt Tax Service, Inc.	27,454	1,003,993
John H. Harland Co.	32,400	1,632,312
Kendle International, Inc. (a)	4,750	184,490
Kforce, Inc. (a)	8,614	122,836
Korn/Ferry International (a) (b)	63,076	1,506,255
Labor Ready, Inc. (a)	74,479	1,398,716
Luminex Corp. (a)	1,940	24,657
Magellan Health Services, Inc. (a)	21,734	886,965
Manpower, Inc.	8,980	654,911
Maximus, Inc.	2,100	63,315
Metal Management, Inc. (b)	14,253	584,943
MPS Group, Inc. (a)	99,769	1,494,540
Omnicell, Inc. (a)	13,304	275,659
On Assignment, Inc. (a)	11,379	146,903
PeopleSupport, Inc. (a)	6,200	147,870
PerkinElmer, Inc.	1,300	31,031
PharmaNet Development Group, Inc. (a) (b)	6,700	132,995
Phase Forward, Inc. (a)	13,518	183,034
PHH Corp. (a)	25,011	731,822
Quanta Services, Inc. (a) (b)	19,930	409,960
Regeneron Pharmaceuticals, Inc. (a)	3,000	59,670
Regis Corp.	13,282	555,055
Rent-A-Center, Inc. (a) (b)	53,118	1,564,856
Resources Connection, Inc. (a)	2,100	65,940
Robert Half International, Inc. (b)	5,800	236,060
SAIC, Inc. (a)	3,700	68,635
Service Corp. International	23,100	246,015
Sotheby’s	8,497	315,069
Spherion Corp. (a)	27,708	228,037
Startek, Inc.	3	31
Steiner Leisure Ltd. (a)	11,401	533,111
Stewart Enterprises, Inc. Cl. A	24,417	173,605
Strayer Education, Inc.	4,140	471,008
Team, Inc. (a) (b)	4,900	167,335
TeleTech Holdings, Inc. (a)	249	6,711

6

The Geo Group, Inc. (a)	1,728	75,721
THE9 Ltd. ADR (Cayman Islands) (a)	800	29,480
United Rentals, Inc. (a) (b)	11,383	293,112
Universal Compression Holdings, Inc. (a)	9,699	586,208
URS Corp. (a)	1,000	42,970
Vertrue, Inc. (a)	2,500	116,225
Viad Corp.	28,393	1,190,802
Volt Information Sciences, Inc. (a) (b)	17,085	604,126
Waste Industries USA, Inc.	3,100	91,667
Watson Wyatt Worldwide, Inc. Cl. A	33,793	1,496,692
Wind River Systems, Inc. (a) (b)	37,100	368,032
		38,079,782

Communications — 2.3%
Andrew Corp. (a) (b)	4,400	46,728
Arris Group, Inc. (a)	123,900	1,761,858
Avaya, Inc. (a)	49,100	629,953
C-COR, Inc. (a)	15,300	209,457
Citizens Communications Co.	30,852	452,290
Comtech Telecommunications (a) (b)	13,500	486,000
CT Communications, Inc.	7,941	193,999
Cubic Corp.	600	12,540
Ditech Networks, Inc. (a)	5,700	40,869
Harmonic, Inc. (a)	23,800	215,390
InterDigital Communications Corp. (a) (b)	48,850	1,694,606
Inter-Tel, Inc.	1,100	24,893
L-3 Communications Holdings, Inc.	2,500	205,850
Polycom, Inc. (a)	50,796	1,707,762
Sonus Networks, Inc. (a)	97,400	705,176
Symmetricom, Inc. (a)	5,000	42,700
Tekelec (a)	36,400	560,560
UTStarcom, Inc. (a) (b)	147,000	1,298,010
Viasat, Inc. (a)	13,803	455,085
		10,743,726

Computer & Other Data Processing Service — 0.1%
IHS, Inc. Cl. A (a)	8,700	331,122

Computer Integrated Systems Design — 2.3%
Adaptec, Inc. (a)	15,800	56,880
Ansoft Corp. (a)	15,739	439,748
Autodesk, Inc. (a)	15,600	682,032
Cadence Design Systems, Inc. (a) (b)	33,217	627,801
Computer Sciences Corp. (a)	12,400	650,504
Digital Insight Corp. (a)	30,898	1,201,623
F5 Networks, Inc. (a)	1,400	100,016
Hypercom Corp. (a)	23,729	143,560
Integral Systems, Inc.	1,800	42,966
JDA Software Group, Inc. (a)	5,145	82,320
ManTech International Corp. Cl. A (a)	14,600	498,152
Mentor Graphics Corp. (a) (b)	88,500	1,646,100
Parametric Technology Corp. (a)	12,600	249,732
Perot Systems Corp. Cl. A (a)	45,300	740,202
Quality Systems, Inc.	12,400	526,132

7

RadiSys Corp. (a)	10,577	177,799
SafeNet, Inc. (a)	3,800	95,038
SYKES Enterprises, Inc. (a)	36,957	539,942
SYNNEX Corp. (a)	8,000	153,600
Synopsys, Inc. (a)	26,606	707,720
Teradyne, Inc. (a) (b)	34,100	508,090
Unisys Corp. (a)	17,800	153,436
Vasco Data Security International, Inc. (a)	12,400	182,280
Websense, Inc. (a)	39,495	855,067
		11,060,740

Computer Maintenance & Repair — 0.1%
Electronics for Imaging, Inc. (a)	25,400	585,470

Computer Programming Services — 0.5%
Ceridian Corp. (a)	16,887	506,103
Ciber, Inc. (a)	14,245	98,006
Covansys Corp. (a)	16,800	379,176
RealNetworks, Inc. (a)	82,077	875,762
VeriSign, Inc. (a)	22,200	530,580
		2,389,627

Computer Related Services — 1.0%
Acxiom Corp.	18,400	417,680
CACI International, Inc. Cl. A (a)	1,300	61,139
Checkpoint Systems, Inc. (a)	8,400	157,836
EarthLink, Inc. (a)	124,876	912,844
eCollege.com, Inc. (a) (b)	4,899	80,980
IAC/InterActiveCorp (a)	15,000	576,000
Ingram Micro, Inc. Cl. A (a)	10,800	210,708
Manhattan Associates, Inc. (a)	29,300	822,451
NetFlix, Inc. (a) (b)	30,000	684,000
Sohu.com, Inc. (a)	28,800	773,568
		4,697,206

Computer Software & Processing — 0.0%
Double-Take Software, Inc. (a)	5,700	72,048
Synchronoss Technologies, Inc. (a)	5,500	84,700
		156,748

Computers & Information — 1.8%
Black Box Corp.	2,730	112,148
CDW Corp.	6,200	397,854
Cirrus Logic, Inc. (a)	27,633	205,037
Cognos, Inc. (a)	9,100	392,483
Cray, Inc. (a)	14,000	162,400
Diebold, Inc. (b)	11,300	523,755
Emulex Corp. (a)	83,920	1,489,580
Extreme Networks, Inc. (a)	27,400	113,710
Foundry Networks, Inc. (a)	18,800	272,036
Global Imaging Systems, Inc. (a)	36,962	711,518
Isilon Systems, Inc. (a)	900	20,781
Komag, Inc. (a) (b)	18,802	641,524
Lexmark International, Inc. Cl. A (a)	10,200	642,906

8

MICROS Systems, Inc. (a)	18,388	1,035,244
Paxar Corp. (a)	5,500	120,890
ProQuest Co. (a)	2,700	29,970
ScanSource, Inc. (a)	1,386	40,665
Solectron Corp. (a)	4,705	15,291
SRA International, Inc. Cl. A (a)	19,100	483,230
Tech Data Corp. (a)	17,571	652,587
VA Software Corp. (a)	40,060	205,508
VeriFone Holdings, Inc. (a)	3,100	123,907
Western Digital Corp. (a)	2,400	47,040
		8,440,064

Containers — 0.3%
Chesapeake Corp.	3,400	59,704
Pactiv Corp. (a) (b)	22,295	723,250
Sealed Air Corp.	800	52,720
Silgan Holdings, Inc.	10,299	482,302
		1,317,976

Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	1,300	29,731
Chattem, Inc. (a) (b)	12,200	700,768
The Estee Lauder Cos., Inc. Cl. A	5,600	266,000
Physicians Formula Holdings, Inc. (a)	14,600	302,658
Stepan Co.	1,500	47,925
		1,347,082

Data Processing & Preparation — 1.5%
Affiliated Computer Services, Inc. Cl. A (a)	4,900	240,051
The BISYS Group, Inc. (a)	100,338	1,281,316
CSG Systems International, Inc. (a)	55,837	1,400,392
Deluxe Corp.	42,000	1,256,640
Fiserv, Inc. (a)	13,000	683,410
IMS Health, Inc.	6,900	199,134
Internap Network Services Corp. (a) (b)	14,700	268,128
Kronos, Inc. (a)	14,400	547,200
NCR Corp. (a)	16,100	762,979
Total System Services, Inc. (b)	6,300	194,670
The TriZetto Group, Inc. (a) (b)	7,200	149,328
		6,983,248

Education — 0.1%
Career Education Corp. (a)	19,500	559,065

Electric Utilities — 1.2%
Avista Corp.	52,300	1,315,345
Can Hydro Developers Inc. (a)	57,600	289,452
CenterPoint Energy, Inc.	30,627	528,622
Central Vermont Public Service Corp.	1,300	32,552
CH Energy Group, Inc.	4,393	224,219
Cleco Corp.	10,200	260,508
CMS Energy Corp.	22,000	367,180
El Paso Electric Co. (a)	6,500	157,950
Idacorp, Inc.	20,709	765,198

9

NRG Energy, Inc. (a) (b)	1,800	107,874
Otter Tail Corp.	1,300	42,029
Pike Electric Corp. (a)	5,100	82,977
PNM Resources, Inc.	1,700	51,816
Reliant Energy, Inc. (a) (b)	6,200	92,256
UIL Holdings Corp.	14,976	581,219
Unisource Energy Corp.	17,400	652,848
		5,552,045

Electrical Equipment & Electronics — 8.7%
Actel Corp. (a)	8,300	148,238
Acuity Brands, Inc.	29,484	1,710,367
Advanced Energy Industries, Inc. (a)	37,276	645,993
Aeroflex, Inc. (a)	10,700	127,972
Agere Systems, Inc. (a)	38,710	779,619
Agilysys, Inc.	2,000	37,900
Altera Corp. (a)	34,700	695,735
American Science & Engineering, Inc. (a) (b)	500	27,345
AMIS Holdings, Inc. (a)	13,400	138,556
Amkor Technology, Inc. (a) (b)	163,570	1,722,392
Anaren, Inc. (a)	12,123	200,029
Applied Micro Circuits Corp. (a)	170,600	586,864
Atheros Communications, Inc. (a) (b)	28,700	681,912
Atmel Corp. (a)	65,754	393,209
ATMI, Inc. (a)	22,500	752,400
Avnet, Inc. (a)	14,200	440,910
AVX Corp. (b)	25,440	367,608
AZZ, Inc. (a)	300	12,009
Baldor Electric Co.	23,027	813,314
Bel Fuse, Inc. Cl. A	5,400	152,658
Belden CDT, Inc. (b)	38,859	1,680,652
Benchmark Electronics, Inc. (a)	5,400	122,310
Ceradyne, Inc. (a) (b)	16,300	881,504
Cognex Corp.	13,300	290,206
Cohu, Inc.	8,800	176,000
Credence Systems Corp. (a)	23,600	114,932
Cree, Inc. (a) (b)	4,200	64,596
CTS Corp.	14,313	221,851
Cymer, Inc. (a)	36,248	1,530,753
Daktronics, Inc. (b)	18,134	626,892
Diodes, Inc. (a)	9,900	363,033
Dolby Laboratories, Inc. Cl. A (a)	13,500	452,250
DSP Group, Inc. (a)	3,000	62,940
EMS Technologies, Inc. (a)	8,752	181,341
Energizer Holdings, Inc. (a)	7,736	659,339
EnerSys (a)	12,900	209,754
Fairchild Semiconductor International, Inc. (a)	18,800	334,828
FLIR Systems, Inc. (a)	4,500	139,095
FormFactor, Inc. (a)	4,800	195,120
Franklin Electric Co., Inc.	533	26,853
General Cable Corp. (a)	7,829	337,665
Genlyte Group, Inc. (a)	2,778	210,489
Gentex Corp.	1,300	22,737
Gerber Scientific, Inc. (a)	10,200	125,766

10

Graftech International Ltd. (a)	26,300	213,556
Greatbatch, Inc. (a)	8,200	240,998
Hittite Microwave Corp. (a)	22,400	779,072
Houston Wire & Cable Co (a) (b)	5,900	139,712
Imation Corp.	18,116	788,227
Integrated Device Technology, Inc. (a)	32,300	488,699
Intersil Corp. Cl. A	22,100	520,676
Intevac, Inc. (a)	13,757	304,167
IPG Photonics Corp. (a)	5,990	158,196
Itron, Inc. (a) (b)	23,477	1,353,214
Kemet Corp. (a)	9,200	69,368
Lamson & Sessions Co. (The) (a) (b)	4,345	113,361
Linear Technology Corp.	13,400	414,730
Littelfuse, Inc. (a)	14,469	454,182
LSI Industries, Inc.	1,927	36,786
LSI Logic Corp. (a) (b)	59,500	559,300
Mattson Technology, Inc. (a)	14,100	122,811
Methode Electronics, Inc.	8,400	92,484
Micrel, Inc. (a)	122,826	1,241,771
Microtune, Inc. (a)	9,671	48,548
MKS Instruments, Inc. (a)	36,222	792,175
National Semiconductor Corp. (b)	30,800	712,404
Newport Corp. (a)	15,748	314,330
Novellus Systems, Inc. (a)	18,300	564,189
OmniVision Technologies, Inc. (a) (b)	52,060	600,772
Oplink Communications, Inc. (a)	6,827	129,576
Park Electrochemical Corp.	11,800	314,942
Plexus Corp. (a)	47,927	805,174
QLogic Corp. (a)	19,700	360,510
RF Micro Devices, Inc. (a) (b)	15,700	121,204
Rogers Corp. (a)	18,411	951,480
Semtech Corp. (a)	15,900	217,830
Silicon Image, Inc. (a)	94,800	1,146,132
Silicon Laboratories, Inc. (a)	800	25,688
Silicon Storage Technology, Inc. (a)	24,100	120,018
SiRF Technology Holdings, Inc. (a) (b)	16,000	469,760
Spectrum Brands, Inc. (a) (b)	2,600	31,460
Staktek Holdings, Inc. (a)	900	4,365
Supertex, Inc. (a) (b)	6,981	260,671
Synaptics, Inc. (a) (b)	1,600	43,296
Technitrol, Inc.	21,400	471,228
Techwell, Inc. (a) (b)	700	11,977
Teledyne Technologies, Inc. (a)	12,500	476,875
Teleflex, Inc.	2,700	180,306
Tessera Technologies, Inc. (a) (b)	19,900	760,976
Thomas & Betts Corp. (a)	3,737	178,965
Triquint Semiconductor, Inc. (a)	23,728	111,522
TTM Technologies, Inc. (a)	24,300	260,253
Tyler Technologies, Inc. (a)	22,400	311,360
United Industrial Corp. (b)	5,430	274,269
Varian Semiconductor Equipment Associates, Inc. (a)	12,300	506,145
Veeco Instruments, Inc. (a)	11,868	227,747
Vicor Corp.	12,401	131,575
Vishay Intertechnology, Inc. (a)	33,700	442,818

11

Xilinx, Inc.	27,200	660,960
Zoran Corp. (a)	38,800	542,036
		41,140,782

Energy — 4.0%
Alon USA Energy, Inc.	22,500	605,025
Ashland, Inc.	8,200	570,310
Basic Energy Services, Inc. (a)	7,500	177,825
Birchcliff Engery Ltd. (a)	15,500	55,036
BJ Services Co.	14,100	390,006
Cabot Oil & Gas Corp.	2,500	162,150
Capital Engery Resources Ltd. (a)	24,800	109,284
Cascade Natural Gas Corp.	940	24,449
Celtic Exploration Ltd. (a)	6,100	67,201
Compagnie Generale de Geophysique-Veritas ADR (France) (a) (b)	22,438	891,013
Cyries Engery, Inc. (a)	21,600	221,482
Delphi Engery Corp. (a)	52,500	98,322
Dynegy, Inc. Cl. A (a)	10,200	71,910
Edge Petroleum Corp. (a) (b)	33	489
Ensign Energy Services, Inc. CAD	21,000	331,359
Frontier Oil Corp.	17,700	502,857
Galleon Energy, Inc. Cl. A CAD (a)	24,700	331,971
Giant Industries, Inc. (a)	500	37,435
Global Industries Ltd. (a)	6,500	87,555
Grey Wolf, Inc. (a) (b)	174,800	1,193,884
Headwaters, Inc. (a) (b)	47,600	1,081,472
Holly Corp.	10,839	571,107
Kereco Energy Ltd. CAD (a)	22,818	129,748
The Laclede Group, Inc.	8,654	281,082
MGM Energy Corp. CAD (a)	1,268	6,630
Midnight Oil Exploration Ltd. CAD (a)	20,500	35,787
Midnight Oil Exploration Ltd. CAD	44,400	77,509
Mission Oil & Gas, Inc. CAD (a)	1,900	19,869
Nabors Industries Ltd. (a)	6,800	205,904
New Jersey Resources Corp.	12,800	596,480
Newfield Exploration Co. (a)	5,500	235,455
Northwest Natural Gas Co.	300	12,207
Oneok, Inc.	11,002	472,096
Paramount Resources Ltd. Cl. A CAD (a)	29,200	487,471
Parker Drilling Co. (a)	114,412	1,059,455
Patterson-UTI Energy, Inc. (b)	10,300	248,745
Pearl Exploration and Production Ltd. CAD (a)	101,364	412,311
Peoples Energy Corp.	15,475	673,936
Pogo Producing Co.	3,615	179,123
ProEx Energy Ltd. CAD (a)	7,800	91,415
Prospex Resources Ltd. CAD (a)	55,200	200,208
Real Resources, Inc. CAD (a)	7,000	86,013
Savanna Energy Services Corp. CAD (a)	8,016	124,379
SEACOR Holdings, Inc. (a)	5,400	546,642
Sound Energy Trust CAD	15,100	60,142
Southwest Gas Corp.	14,857	583,137
Sunoco, Inc.	11,300	713,369
Sure Energy, Inc. CAD (a)	7,368	5,744

12

Swift Energy Co. (a) (b)	9,940	440,740
Tesoro Corp.	7,396	609,356
Tidewater, Inc. (b)	10,771	555,460
Todco (a)	7,000	242,410
Trican Well Service Ltd. CAD	9,000	148,189
TUSK Energy Corp. CAD (a)	61,800	142,972
UGI Corp.	5,200	142,532
Unit Corp. (a)	900	43,632
Vaalco Energy, Inc. (a)	33,185	216,034
Western Refining, Inc.	35,886	981,482
W-H Energy Services, Inc. (a)	1,742	79,052
		18,728,858

Entertainment & Leisure — 0.7%
Bally Technologies, Inc. (a)	5,800	111,302
Blockbuster, Inc. Cl. A (a) (b)	91,300	592,537
Brunswick Corp.	2,800	95,508
Dover Downs Gaming & Entertainment, Inc.	16,149	211,390
Live Nation, Inc. (a) (b)	31,200	770,016
Multimedia Games, Inc. (a) (b)	4,209	43,647
Pinnacle Entertainment, Inc. (a)	2,500	86,325
Regal Entertainment Group Cl. A	8,300	186,750
Steinway Musical Instruments, Inc.	3,773	131,942
Warner Music Group Corp.	13,000	278,720
WMS Industries, Inc. (a) (b)	13,800	547,308
World Wrestling Entertainment, Inc.	21,300	342,504
		3,397,949

Environmental Controls — 0.1%
Input/Output, Inc. (a) (b)	46,600	637,954

Financial Services — 4.9%
Acadia Realty Trust REIT	3,000	77,070
Agree Realty Corp. REIT	5,613	201,787
Alexandria Real Estate Equities, Inc. REIT	3,800	411,768
AMB Property Corp.	2,500	152,125
American Home Mortgage Investment Corp. REIT (b)	2,100	73,374
AmeriCredit Corp. (a)	20,723	562,422
Ashford Hospitality Trust	9,200	113,252
Associated Estates Realty Corp. REIT	3,400	55,386
BioMed Realty Trust, Inc. REIT	9,000	268,470
Brandywine Realty Trust REIT	12,087	421,353
Camden Property Trust REIT	1,900	148,960
Capital Trust Cl. A REIT	800	39,680
CapitalSource, Inc. (b)	10,609	294,824
CBL & Associates Properties, Inc. REIT	7,290	342,120
Cedar Shopping Centers Inc. REIT	2,800	46,900
Cherokee, Inc.	2,340	101,111
Cohen & Steers, Inc.	15,300	745,875
Colonial Properties Trust REIT	7,004	344,247
Corporate Office Properties Trust REIT	6,500	346,320
Crescent Real Estate Equities Co. REIT	5,300	106,318
DCT Industrial Trust, Inc. REITS	18,800	222,216
DiamondRock Hospitality Co. REIT	19,800	373,230

13

Digital Realty Trust, Inc. REIT	8,478	304,699
Duke Realty Corp. REIT	1,700	75,004
Eastgroup Properties REIT	3,600	197,064
Entertainment Properties Trust REIT	3,200	207,552
Equity Inns, Inc. REIT	15,101	249,166
Equity Lifestyle Properties, Inc. REIT	800	44,184
Equity One, Inc. REIT	9,911	274,931
Federal Realty Investment Trust REIT	2,500	233,550
FelCor Lodging Trust, Inc.	6,700	147,869
First Cash Financial Services, Inc. (a)	35	822
First Industrial Realty Trust, Inc.	10,686	505,020
Franklin Street Properties Corp. REIT	700	14,385
Friedman, Billings, Ramsey Group, Inc. Cl. A	2,200	17,292
Glimcher Realty Trust REIT	4,464	126,153
Gramercy Capital Corp. REIT	3,500	126,455
Health Care REIT, Inc. (b)	4,800	224,688
Healthcare Realty Trust, Inc.	5,800	245,804
Highland Hospitality Corp. REIT	10,000	158,800
Highwoods Properties, Inc.	10,800	471,960
Home Properties, Inc. (b)	6,900	443,601
Hospitalities Properties Trust	5,700	278,160
HRPT Properties Trust	4,800	62,496
Inland Real Estate Corp. REIT (b)	9,200	186,024
Innkeepers USA Trust	5,931	97,209
International Securities Exchange, Inc.	17,600	729,168
iStar Financial, Inc.	700	35,105
Janus Capital Group, Inc.	19,211	393,441
Kilroy Realty Corp.	2,500	217,100
Kite Realty Group Trust REIT	700	13,650
KKR Financial Corp. REIT	5,400	146,124
Knight Capital Group, Inc. Cl. A (a)	77,481	1,400,082
Lazard Ltd. Cl. A (b)	3,500	177,660
Lexington Realty Trust REIT (b)	6,759	143,832
Liberty Property Trust REIT	5,917	306,146
LTC Properties, Inc.	5,000	141,000
The Macerich Co. REIT	600	57,318
Mack-Cali Realty Corp.	4,000	222,560
Maguire Properties, Inc. REIT	7,800	338,910
Mid-America Apartment Communities, Inc. REIT	6,192	372,263
National Retail Properties, Inc. REIT	12,377	293,954
Nationwide Health Properties, Inc. REIT	11,378	379,115
Newcastle Investment Corp. REIT	9,200	298,264
Nexcen Brands, Inc. (a)	4,200	37,590
Ocwen Financial Corp. (a) (b)	56,900	801,152
Omega Healthcare Investors, Inc. REIT	4,800	87,024
Parkway Properties, Inc. REIT	4,400	241,340
Pennsylvania REIT	5,200	222,040
Piper Jaffray Cos. (a)	21,387	1,474,420
Post Properties, Inc. REIT	4,700	227,950
PS Business Parks, Inc. REIT	3,700	278,277
RAIT Financial Trust	1,700	63,563
Ramco-Gershenson Properties Trust REIT	2,600	97,396
Realty Income Corp. REIT (b)	9,500	273,410
Redwood Trust, Inc.	900	57,204

14

Regency Centers Corp.	1,700	148,070
Senior Housing Properties Trust	14,392	373,904
SL Green Realty Corp.	1,000	146,580
Sovran Self Storage Inc. REIT	4,800	288,000
Spirit Finance Corp. REIT	14,800	185,296
Stifel Financial Corp. (a)	777	37,436
Strategic Hotels & Resorts, Inc. REIT	18,899	406,706
Sun Communities, Inc.	500	15,805
Sunstone Hotel Investors, Inc. REIT	9,900	280,071
SWS Group, Inc.	12,346	311,490
Tanger Factory Outlet Centers, Inc. REIT	7,725	313,635
United Dominion Realty Trust, Inc.	7,500	245,925
U-Store-It Trust REIT	3,800	83,486
Ventas, Inc.	6,913	319,726
Washington REIT (b)	8,000	342,000
Weingarten Realty Investors REIT	3,700	183,187
Winston Hotels, Inc. REIT	4,400	61,292
		23,411,363

Food Retailers — 0.3%
Arden Group, Inc. Cl. A	982	116,858
Ingles Markets, Inc. Cl. A	5,040	184,565
The Pantry, Inc. (a) (b)	23,435	1,143,862
Reddy Ice Holdings, Inc.	4,300	111,542
		1,556,827

Foods — 0.8%
Chiquita Brands International, Inc. (b)	10,100	160,287
Corn Products International, Inc.	5,100	174,675
Dean Foods Co. (a)	11,635	514,849
Flowers Foods, Inc.	7,594	213,543
J&J Snack Foods Corp.	3,347	138,164
Nash Finch Co. (b)	2,100	60,648
Performance Food Group Co. (a)	4,302	127,597
Premium Standard Farms, Inc.	9,129	173,634
Seaboard Corp.	337	649,399
Sensient Technologies Corp.	44,688	1,102,900
Smart & Final, Inc. (a)	2,100	38,934
Spartan Stores, Inc.	9,634	227,940
Wild Oats Markets, Inc. (a) (b)	1,153	16,753
		3,599,323

Forest Products & Paper — 1.3%
American Woodmark Corp. (b)	7,915	355,858
BlueLinx Holdings, Inc.	13,100	145,803
Bowater, Inc. (b)	29,300	801,941
Buckeye Technologies, Inc. (a)	4,300	51,471
Building Materials Holding Corp.	11,900	283,577
Caraustar Industries, Inc. (a)	3,200	25,472
Graphic Packaging Corp. (a)	7,000	33,810
Greif, Inc. Cl. A	14,837	1,696,017
Neenah Paper, Inc.	5,200	177,476
Packaging Corp. of America	9,755	222,804
Playtex Products, Inc. (a)	9,300	130,944

15

Rock-Tenn Co. Cl. A	20,909	684,142
School Specialty, Inc. (a)	2,200	85,690
Schweitzer-Mauduit International, Inc.	3,700	89,873
Sonoco Products Co.	712	27,412
United Stationers, Inc. (a)	2,760	140,650
Universal Forest Products, Inc.	22,014	1,076,485
		6,029,425

Healthcare — 1.4%
Apria Healthcare Group, Inc. (a)	34,800	966,396
Bio-Reference Labs, Inc. (a)	2,400	55,080
CorVel Corp. (a)	3,500	164,955
Coventry Health Care, Inc. (a)	12,200	628,910
Cross Country Healthcare, Inc. (a)	7,764	175,156
Express Scripts, Inc. (a)	2,700	187,704
Genesis HealthCare Corp. (a)	4,100	251,002
Healthways, Inc. (a) (b)	20,494	930,633
Humana, Inc. (a)	14,427	800,699
IDEXX Laboratories, Inc. (a)	780	66,932
Kindred Healthcare, Inc. (a) (b)	32,800	941,360
Laboratory Corp. of America Holdings (a) (b)	10,500	771,120
LCA-Vision, Inc. (b)	3,791	146,788
Lincare Holdings, Inc. (a) (b)	2,300	90,505
Medcath Corp. (a)	5,100	146,064
National Healthcare Corp.	1,390	76,311
Odyssey Healthcare, Inc. (a)	9,327	115,748
Psychiatric Solutions, Inc. (a)	700	27,258
Res-Care, Inc. (a)	930	16,154
		6,558,775

Heavy Construction — 0.1%
AMREP Corp. (b)	1,700	173,655
North American Energy Partners, Inc. (a)	14,400	246,816
Perini Corp. (a)	4,800	145,056
Sterling Construction Co., Inc. (a)	27	554
		566,081

Heavy Machinery — 1.7%
Ampco-Pittsburgh Corp.	7,403	220,831
Applied Industrial Technologies, Inc.	43,072	1,055,264
Astec Industries, Inc. (a)	3,656	131,653
Bucyrus International, Inc. Cl. A	5,649	262,170
Cascade Corp.	2,800	150,416
Curtiss-Wright Corp.	1,600	61,088
Dril-Quip, Inc. (a)	12,300	457,560
Flow International Corp. (a)	9,098	106,265
Goodman Global, Inc. (a)	12,100	215,017
Gorman-Rupp Co.	800	32,320
Hydril (a)	8,400	664,440
Leader Energy Services Ltd. CAD (a)	74,300	81,223
Lindsay Corp. (b)	5,300	168,487
Matrix Service Co. (a) (b)	9,438	173,848
Middleby Corp. (a)	4,014	448,685
NACCO Industries, Inc. Cl. A	7,099	1,025,451

16

NATCO Group, Inc. Cl. A (a)	7,805	271,302
Oil States International, Inc. (a)	700	20,174
Pason Systems, Inc. CAD	6,000	69,048
RBC Bearings, Inc. (a)	9,068	278,206
Technicoil Corp. CAD (a)	99,200	79,861
The Manitowoc Co., Inc.	5,900	305,974
The Toro Co.	31,983	1,639,768
		7,919,051

Home Construction, Furnishings & Appliances — 1.2%
DTS, Inc. (a)	2,100	51,513
Ethan Allen Interiors, Inc. (b)	20,000	753,400
Herman Miller, Inc.	7,500	282,000
Kimball International, Inc. Cl. B	28,100	692,384
La-Z-Boy, Inc. (b)	12,390	159,583
Meritage Homes Corp. (a) (b)	9,800	435,610
Select Comfort Corp. (a) (b)	50,207	925,817
Stanley Furniture Co., Inc.	8,535	182,820
Steelcase, Inc. Cl. A	24,737	484,598
Tempur-Pedic International, Inc. (b)	71,500	1,701,700
		5,669,425

Household Products — 0.4%
The Black & Decker Corp.	2,700	235,656
Jarden Corp. (a) (b)	9,900	363,033
The Sherwin-Williams Co.	9,100	628,810
Snap-on, Inc.	12,899	621,861
The Stanley Works	2,800	160,328
WD-40 Co.	48	1,581
		2,011,269

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	5,100	396,015

Industrial - Diversified — 0.7%
Ameron International Corp.	3,841	309,853
Blyth, Inc.	27,000	561,330
Cooper Industries Ltd. Cl. A	100	9,139
Eaton Corp.	3,500	274,225
Nordson Corp.	26,482	1,369,649
SPX Corp.	9,781	686,528
		3,210,724

Information Retrieval Services — 0.5%
Acacia Research - Acacia Technologies (a)	12,389	167,995
Avocent Corp. (a)	2,300	79,442
CMGI, Inc. (a)	46,400	58,928
Digital River, Inc. (a)	12,099	619,227
Gartner Group, Inc. (a)	32,710	715,041
InfoSpace, Inc. (a)	12,300	285,852
infoUSA, Inc.	20,947	251,573
NIC, Inc.	3,800	20,330
		2,198,388

17

Insurance — 5.3%
Affirmative Insurance Holdings, Inc.	2,900	50,315
Ambac Financial Group, Inc.	7,200	634,320
American Financial Group, Inc.	1,400	49,448
American Physicians Capital, Inc. (a)	5,630	217,881
AMERIGROUP Corp. (a) (b)	48,847	1,771,192
Amerisafe, Inc. (a)	1,700	28,101
Argonaut Group, Inc. (a)	18,850	632,229
Assurant, Inc. (b)	12,000	666,960
Bristol West Holdings, Inc.	6,725	111,433
Centene Corp. (a) (b)	37,900	944,468
CNA Financial Corp. (a)	8,000	325,200
CNA Surety Corp. (a)	13,689	290,891
The Commerce Group, Inc.	4,499	135,780
Covanta Holding Corp. (a)	24,800	586,768
Delphi Financial Group, Inc. Cl. A	26,284	1,036,641
Direct General Corp.	11,542	240,074
Donegal Group, Inc. Cl. A	3,357	63,682
EMC Insurance Group, Inc.	3,730	125,440
Employers Holdings, Inc. (a)	6,600	131,802
FBL Financial Group, Inc. Cl. A	3,900	151,359
First Mercury Financial Corp. (a)	100	2,190
FPIC Insurance Group, Inc. (a)	4,298	188,639
Fremont General Corp. (b)	53,300	724,880
The Hanover Insurance Group, Inc.	8,500	408,425
Harleysville Group, Inc.	13,421	456,314
Healthspring, Inc. (a)	30,600	601,902
Horace Mann Educators Corp.	13,372	265,167
Infinity Property & Casualty Corp.	15,835	757,546
Landamerica Financial Group, Inc.	424	26,737
Markel Corp. (a)	300	145,530
MBIA, Inc.	9,800	703,934
Meadowbrook Insurance Group, Inc. (a)	12,900	129,516
MGIC Investment Corp. (b)	8,100	499,932
Molina Healthcare, Inc. (a)	29,735	916,730
National Western Life Insurance Co. Cl. A	500	114,745
Nationwide Financial Services, Inc. Cl. A	7,500	409,875
Odyssey Re Holdings Corp. (b)	2,772	109,355
Ohio Casualty Corp.	44,207	1,305,875
Old Republic International Corp.	13,513	301,340
OneBeacon Insurance Group Ltd. (a)	12,300	318,447
PartnerRe Ltd.	5,200	353,600
The Phoenix Companies, Inc.	46,593	700,293
The PMI Group, Inc. (b)	11,219	536,493
Presidential Life Corp.	2,791	60,648
Procentury Corp.	7,700	151,305
Radian Group, Inc.	8,910	536,560
Reinsurance Group of America, Inc.	2,100	122,115
RenaissanceRe Holdings Ltd.	4,100	218,407
RLI Corp.	6,890	381,293
Safeco Corp.	9,600	614,496
Safety Insurance Group, Inc.	9,554	466,617
SeaBright Insurance Holdings (a)	4,230	76,182

18

Selective Insurance Group	12,822	659,692
State Auto Financial Corp.	6,900	222,042
Torchmark Corp.	4,700	305,453
Tower Group, Inc.	7,479	251,294
Transatlantic Holdings, Inc.	200	12,558
Triad Guaranty, Inc. (a) (b)	11,000	566,500
United America Indemnity Ltd. Cl. A (a)	13,062	315,055
Universal American Financial Corp. (a)	3,700	69,745
WellCare Health Plans, Inc. (a)	5,776	447,524
Zenith National Insurance Corp.	29,938	1,368,167
		25,017,102

Internet Content — 0.2%
BEA Systems, Inc. (a)	47,947	591,187
TheStreet.Com, Inc.	17,266	170,933
Travelzoo, Inc. (a) (b)	6,681	204,171
		966,291

Internet Software — 0.0%
webMethods, Inc. (a)	31,808	239,514

Lodging — 0.2%
Ameristar Casinos, Inc.	3,400	103,768
LaSalle Hotel Properties	4,100	195,201
Marcus Corp.	46	1,100
Monarch Casino & Resort, Inc. (a)	8,482	213,153
Vail Resorts, Inc. (a) (b)	6,935	320,744
		833,966

Machinery & Components — 2.3%
Actuant Corp. Cl. A	5,900	293,761
AGCO Corp. (a)	18,348	623,282
Asyst Technologies, Inc. (a)	34,268	222,399
Briggs & Stratton Corp.	9,274	274,881
Chicago Bridge & Iron Co. NV	14,200	422,024
Cummins, Inc. (b)	4,875	655,980
Gardner Denver, Inc. (a)	35,100	1,353,105
Insituform Technologies, Inc. Cl. A (a)	42	1,172
Kadant, Inc. (a)	5,700	155,895
Kaydon Corp.	27,408	1,181,285
Kulicke & Soffa Industries, Inc. (a)	32,323	299,957
Lone Star Technologies, Inc. (a)	32,585	1,575,485
Regal-Beloit Corp.	22,200	1,117,104
Robbins & Myers, Inc. (b)	6,600	286,968
Tennant Co.	7,236	223,737
Valmont Industries, Inc.	25,693	1,425,191
Woodward Governor Co.	24,387	1,020,352
		11,132,578

Manufacturing — 0.3%
Avery Dennison Corp.	2,500	170,900
Lam Research Corp. (a)	2,100	96,201
Sauer-Danfoss, Inc.	17,187	591,920
Terex Corp. (a)	2,400	136,536
Tredegar Corp.	10,400	238,888
		1,234,445

19

Medical Supplies — 2.9%
Abaxis, Inc. (a) (b)	47	1,015
Advanced Medical Optics, Inc. (a) (b)	5,900	216,825
Applera Corp. - Applied Biosystems Group	21,007	730,203
Bio-Rad Laboratories, Inc. Cl. A (a)	4,057	349,064
Biosite, Inc. (a)	11,600	625,008
Bruker BioSciences Corp. (a)	16,100	119,945
Candela Corp. (a)	7,754	89,636
Dade Behring Holdings, Inc.	7,200	302,976
Datascope Corp.	600	22,164
Depomed, Inc. (a)	25	89
Dionex Corp. (a)	7,200	427,824
DJO, Inc. (a)	3,135	129,789
Edwards Lifesciences Corp. (a)	11,740	600,618
Excel Technology, Inc. (a)	3,700	101,898
Hologic, Inc. (a)	1,000	55,550
ICU Medical, Inc. (a)	513	20,238
II-VI, Inc. (a)	8,620	258,945
Illumina, Inc. (a) (b)	8,200	334,970
Immucor, Inc. (a)	51,816	1,634,277
Integra LifeSciences Holdings Corp. (a) (b)	4,119	177,323
Invacare Corp.	1,600	34,544
LTX Corp. (a)	50,845	268,462
Medical Action Industries, Inc. (a)	200	6,310
Mentor Corp. (b)	10,400	530,296
Mettler-Toledo International, Inc. (a)	5,792	479,578
MTS Systems Corp.	12,553	536,892
Palomar Medical Technologies, Inc. (a) (b)	20,553	1,022,717
PSS World Medical, Inc. (a) (b)	13,499	270,250
Rofin-Sinar Technologies, Inc. (a)	23,749	1,553,897
Tektronix, Inc.	3,300	93,291
Thermo Fisher Scientific, Inc. (a)	14,000	669,900
Varian, Inc. (a)	20,900	1,118,359
Vital Images, Inc. (a)	19	637
Waters Corp. (a)	6,500	368,485
Zoll Medical Corp. (a)	6,300	395,136
Zygo Corp. (a)	6,761	103,781
		13,650,892

Metals & Mining — 3.7%
AK Steel Holding Corp. (a)	100,890	2,122,726
Amerigo Resources Ltd.	74,300	132,223
Brush Engineered Materials, Inc. (a)	4,755	157,343
Carpenter Technology Corp.	5,419	634,565
Castle (A.M.) & Co.	4,044	101,100
Century Aluminum Co. (a)	25,862	1,178,790
Chaparral Steel Co.	38,976	1,998,689
Cleveland-Cliffs, Inc.	38,100	2,082,546
CommScope, Inc. (a) (b)	54,933	1,774,885
Dynamic Materials Corp.	3,741	110,509
Dynatec Corp. CAD (a)	26,000	48,913

20

Foundation Coal Holdings, Inc.	41,038	1,365,745
Gibraltar Industries, Inc.	6,666	163,517
Hecla Mining Co. (a)	19,400	138,322
Inment Mining Corp.	1,700	87,719
Insteel Industries, Inc.	11,752	196,141
Jacuzzi Brands, Inc. (a)	2,300	28,589
LionOre Mining International Ltd. CAD (a)	20,600	239,159
Massey Energy Co.	3,000	71,070
Mueller Industries, Inc.	29,197	950,946
Olympic Steel, Inc.	1,749	46,523
Quanex Corp.	42,011	1,646,411
RTI International Metals, Inc. (a) (b)	4,200	343,350
Schnitzer Steel Industries, Inc. Cl. A	1,808	69,608
Shiloh Industries, Inc.	3,947	54,548
Steel Dynamics, Inc.	14,784	579,681
Superior Essex, Inc. (a)	11,096	354,073
United States Steel Corp.	9,435	787,728
		17,465,419

Pharmaceuticals — 3.3%
Alexion Pharmaceuticals, Inc. (a)	4,600	191,222
Alpharma, Inc. Cl. A	40,841	1,125,170
AmerisourceBergen Corp.	15,200	796,176
Animal Health International, Inc. (a)	3,400	42,330
Array Biopharma, Inc. (a)	3,400	46,784
Bradley Pharmaceuticals, Inc. (a) (b)	10,200	205,122
Charles River Laboratories International, Inc. (a)	900	40,500
Digene Corp. (a)	1,492	76,763
Endo Pharmaceuticals Holdings, Inc. (a)	18,723	575,171
Enzon Pharmaceuticals, Inc. (a) (b)	1,500	13,380
Invitrogen Corp. (a)	6,200	379,626
Isis Pharmaceuticals, Inc. (a)	13,700	142,343
King Pharmaceuticals, Inc. (a)	26,390	471,325
Mannatech, Inc. (b)	4,624	74,585
Medarex, Inc. (a)	1,700	22,899
The Medicines Co. (a)	18,800	575,656
Medicis Pharmaceutical Corp. Cl. A (b)	28,500	1,081,005
Meridian Bioscience, Inc.	891	26,418
Molecular Devices Corp. (a)	4,804	169,005
Mylan Laboratories, Inc.	21,800	482,652
NBTY, Inc. (a)	34,249	1,775,811
New River Pharmaceuticals, Inc. (a) (b)	5,400	301,860
Noven Pharmaceuticals, Inc. (a)	11,100	303,696
Omrix Biopharmaceuticals, Inc. (a) (b)	3,600	122,688
OSI Pharmaceuticals, Inc. (a)	1,700	57,834
Pain Therapeutics, Inc. (a) (b)	24,344	219,339
PAREXEL International Corp. (a)	16,800	550,200
Perrigo Co.	22,400	387,072
Pharmion Corp. (a)	2,600	82,810
Pozen, Inc. (a)	11,300	191,083
QLT, Inc. (a) (b)	13,000	121,940
Quidel Corp. (a)	9,600	130,464
Savient Pharmaceuticals, Inc. (a)	17,026	254,198
Sciele Pharma, Inc. (a) (b)	41,700	990,375

21

United Therapeutics Corp. (a) (b)	2,500	134,000
USANA Health Sciences, Inc. (a) (b)	14,400	764,352
ViroPharma, Inc. (a)	63,900	1,088,217
Watson Pharmaceutical, Inc. (a)	17,100	465,462
West Pharmaceutical Services, Inc.	26,700	1,295,751
		15,775,284

Photography Equipment/Supplies — 0.2%
Eastman Kodak Co. (b)	23,600	610,296
Sonic Solutions, Inc. (a) (b)	7,300	133,955
		744,251

Prepackaged Software — 4.4%
Actuate Corp. (a)	32,186	168,333
Advent Software, Inc. (a) (b)	17,233	616,080
Altiris, Inc. (a)	10,645	348,411
Art Technology Group, Inc. (a)	7,900	20,303
Aspen Technology, Inc. (a)	26,980	276,545
Blackbaud, Inc.	50,700	1,215,279
BMC Software, Inc. (a)	25,736	885,061
Brocade Communications Systems, Inc. (a)	199,700	1,713,426
Check Point Software Technologies Ltd. (a)	10,700	255,302
Cogent Communications Group, Inc. (a)	10,100	212,100
Compuware Corp. (a)	63,500	569,595
Dendrite International, Inc. (a)	11,900	129,829
DST Systems, Inc. (a) (b)	8,200	577,936
Emdeon Corp. (a) (b)	38,800	553,288
Fair Isaac Corp.	17,874	711,743
Hyperion Solutions Corp. (a)	13,900	586,858
i2 Technologies, Inc. (a) (b)	8,600	196,166
Imergent, Inc. (a) (b)	4,800	96,048
Interactive Intelligence, Inc. (a)	11,600	232,116
Interwoven, Inc. (a)	20,355	319,574
Intuit, Inc. (a)	13,000	408,850
Keane, Inc. (a)	14,900	181,333
Kenexa Corp. (a)	1,400	51,100
Lawson Software, Inc. (a)	34,800	261,348
Magma Design Automation, Inc. (a)	5,600	47,600
Mapinfo Corp. (a)	6,600	90,090
McAfee, Inc. (a) (b)	20,200	591,052
MicroStrategy, Inc. Cl. A (a) (b)	12,868	1,562,433
Novell, Inc. (a)	50,200	363,950
Open Text Corp. (a) (b)	24,630	462,551
Opnet Technologies, Inc. (a)	3,700	49,987
Packeteer, Inc. (a)	1,646	22,056
Progress Software Corp. (a)	1,500	42,615
Quest Software, Inc. (a) (b)	49,900	745,007
SonicWALL, Inc. (a)	34,665	292,226
SPSS, Inc. (a) (b)	9,999	310,169
Sybase, Inc. (a)	24,800	642,072
TIBCO Software, Inc. (a)	127,700	1,185,056
Transaction Systems Architects, Inc. Cl. A (a)	18,203	658,038
Ultimate Software Group, Inc. (a)	4,300	104,834
United Online, Inc. (b)	95,747	1,344,288

22

Verint Systems, Inc. (a)	3,700	122,285
Vignette Corp. (a)	12,278	220,022
WebEx Communications, Inc. (a) (b)	34,800	1,290,384
		20,733,339

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Cl. A (a)	15,010	564,526
HFF, Inc. Cl. A (a)	14,300	267,410
Kimco Realty Corp.	478	23,709
Stratus Properties, Inc. (a)	200	6,806
		862,451

Restaurants — 1.4%
AFC Enterprises, Inc. (a)	4,073	68,263
Bob Evans Farms, Inc.	27,477	933,394
Brinker International, Inc.	5,115	161,378
Buffalo Wild Wings, Inc. (a) (b)	4,645	236,338
CBRL Group, Inc.	1,156	54,205
CEC Entertainment, Inc. (a)	2,900	122,641
Denny’s Corp. (a)	35,950	192,333
Domino’s Pizza, Inc.	41,735	1,192,369
IHOP Corp.	15,491	824,121
Jack in the Box, Inc. (a)	24,671	1,524,421
Krispy Kreme Doughnuts, Inc. (a) (b)	13,200	162,756
Luby’s, Inc. (a)	7,950	86,099
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,927	123,914
O’Charley’s, Inc. (a)	7,542	160,192
Papa John’s International, Inc. (a) (b)	11,578	319,784
Wendy’s International, Inc.	15,800	536,568
		6,698,776

Retail — 3.1%
AutoZone, Inc. (a)	5,400	678,402
Barnes & Noble, Inc.	13,900	541,127
Big Lots, Inc. (a) (b)	67,423	1,748,278
Blue Nile, Inc. (a) (b)	4,800	177,648
Books-A-Million, Inc.	7,500	143,250
Casey’s General Stores, Inc.	11,407	291,107
Cash America International, Inc.	25,669	1,096,323
Circuit City Stores, Inc. (b)	13,439	274,290
CSK Auto Corp. (a)	12,500	207,125
Dick’s Sporting Goods, Inc. (a) (b)	9,100	468,559
Dillards, Inc. Cl. A	14,995	514,928
Dollar Tree Stores, Inc. (a)	22,328	702,439
EZCORP, Inc. Cl. A (a)	22,900	383,117
Family Dollar Stores, Inc.	19,845	642,978
Gamestop Corp. Cl. A (a)	2,000	106,860
Genesco, Inc. (a)	13,727	540,707
Haverty Furniture Companies, Inc. (b)	7,000	107,170
Insight Enterprises, Inc. (a)	16,132	327,964
Jo-Ann Stores, Inc. (a)	100	2,528
Knoll, Inc. (b)	33,764	742,470
Longs Drug Stores Corp.	12,417	533,931
Marvel Entertainment, Inc. (a) (b)	24,108	673,095

23

Men’s Wearhouse, Inc.	16,661	715,423
NutriSystem, Inc. (a) (b)	2,100	92,505
OfficeMax, Inc.	13,387	646,458
PC Connection, Inc. (a) (b)	3,900	63,687
Priceline.com, Inc. (a) (b)	19,000	809,780
RadioShack Corp. (b)	23,600	521,560
Retail Ventures, Inc. (a) (b)	18,002	355,540
Rite Aid Corp. (a) (b)	5,300	32,648
Stage Stores, Inc.	4,789	153,679
Stamps.com, Inc. (a)	3,399	49,727
Systemax, Inc. (a) (b)	4,500	98,190
West Marine, Inc. (a) (b)	3,100	54,002
		14,497,495

Retail - Grocery — 0.0%
Weis Markets, Inc.	37	1,601

Telephone Utilities — 2.2%
ADTRAN, Inc.	47,800	1,059,248
Alaska Communications Systems Group, Inc.	19,374	313,084
Amdocs Ltd. (a)	9,700	336,396
Cbeyond, Inc. (a)	23,800	707,336
CenturyTel, Inc.	16,219	727,260
Cincinnati Bell, Inc. (a)	255,791	1,243,144
Commonwealth Telephone Enterprises, Inc.	800	33,792
Consolidated Communications Holdings, Inc.	9,150	201,758
Dobson Communications Corp. Cl. A (a)	120,500	1,167,645
Embarq Corp. (b)	11,900	660,569
Fairpoint Communications, Inc.	15,118	306,291
Fibertower Corp. (a) (b)	4,100	21,443
General Communication, Inc. Cl. A (a)	20,969	324,181
Golden Telecom, Inc.	5,100	264,078
Iowa Telecommunications Services, Inc.	10,200	205,020
j2 Global Communications, Inc. (a) (b)	38,735	1,025,703
Lightbridge, Inc. (a)	17,753	284,936
North Pittsburgh Systems, Inc.	4,329	102,035
RCN Corp. (a)	1,300	38,597
Savvis, Inc. (a)	17,139	768,170
Telephone and Data Systems, Inc.	11,000	615,450
USA Mobility, Inc.	7,400	150,220
		10,556,356

Tobacco — 0.2%
Loews Corp. - Carolina Group	5,586	382,864
UST, Inc.	12,100	695,024
		1,077,888

Toys, Games — 0.4%
Hasbro, Inc.	20,900	593,560
K2, Inc. (a)	15,200	183,616
Mattel, Inc.	33,100	806,316
RC2 Corp. (a)	7,300	288,423
		1,871,915

24

Transportation — 2.7%
American Commercial Lines, Inc. (a) (b)	10,600	746,664
Arkansas Best Corp.	6,337	242,200
EGL, Inc. (a)	17,654	672,794
Emergency Medical Services Corp. Cl. A (a)	1,500	39,000
Freightcar America, Inc.	6,000	348,660
General Maritime Corp.	21,022	767,093
Genesee & Wyoming, Inc. Cl. A (a)	1,900	53,561
Gulfmark Offshore, Inc. (a)	7,900	285,269
Heartland Express, Inc.	4	68
Horizon Lines, Inc. Cl. A	28,900	859,775
Hornbeck Offshore Services, Inc. (a)	11,400	313,728
Hub Group, Inc. Cl. A (a)	48,543	1,449,494
Kansas City Southern (a) (b)	10,100	303,606
Laidlaw International, Inc.	20,325	603,856
OMI Corp.	37,559	828,552
Overseas Shipholding Group, Inc.	8,400	521,892
P.A.M. Transportation Services, Inc. (a)	400	8,792
Pacer International, Inc.	37,300	1,162,268
Saia, Inc. (a)	9,161	244,141
Swift Transportation Co., Inc. (a)	48,357	1,475,856
Teekay Shipping Corp. (b)	1,700	85,357
Trico Marine Services, Inc. (a)	7,000	227,710
Wabtec Corp.	42,039	1,346,089
		12,586,425

Travel — 0.1%
Expedia, Inc. (a)	3,194	68,511
Sabre Holdings Corp. Cl. A	20,800	672,048
		740,559

TOTAL EQUITIES
(Cost $418,528,285)		466,756,295

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Financial Services
MGM Energy Corp. Warrants, Expires 02/16/2007 CAD (a)	6,340	9,939

TOTAL WARRANTS
(Cost $4,862)		9,939

	Number of
	Shares	Market Value
MUTUAL FUND - 0.2%
Financial Services
iShares Russell 2000 Index Fund	15,000	1,190,550

TOTAL MUTUAL FUND
(Cost $1,170,234)		1,190,550

TOTAL LONG TERM INVESTMENTS
(Cost $419,703,381)		467,956,784

25

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.1%
Cash Equivalents — 18.1% (d)
American Beacon Funds Money Market Fund (c)
		3,452,181	3,452,181
Bank of America
5.270%	03/09/2007	1,698,044	1,698,044
Bank of America
5.310%	03/08/2007	1,698,044	1,698,042
Bank of America
5.320%	02/16/2007	509,413	509,413
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	3,396,088	3,396,088
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	2,207,457	2,207,457
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	1,698,044	1,698,044
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	849,022	849,022
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	1,528,239	1,528,239
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	509,413	509,413
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	509,413	509,413
BGI Institutional Money Market Fund (c)
		1,578,409	1,578,409
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	5,094,132	5,094,132
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	2,547,066	2,547,066
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	849,022	849,022
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	849,022	849,022
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	3,124,401	3,124,401
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	2,547,066	2,547,066
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	849,022	849,022
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	2,037,653	2,037,653
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	3,396,088	3,396,088
Dreyfus Cash Management Plus Money Market Fund (c)
		747,139	747,139
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	270,619	270,619

26

Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	2,547,066	2,547,066
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	2,547,066	2,547,066
Freddie Mac Agency Discount Note
5.161%	02/09/2007	443,109	443,109
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	1,018,826	1,018,826
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		761,344	761,344
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	1,358,435	1,358,435
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	2,547,066	2,547,066
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	1,018,826	1,018,826
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	1,528,239	1,528,239
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	2,716,870	2,716,870
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	3,056,479	3,056,479
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	1,528,239	1,528,239
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	1,528,239	1,528,239
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	1,358,435	1,358,435
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	1,698,044	1,698,044
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	2,513,105	2,513,105
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	849,022	849,022
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	1,188,631	1,188,631
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	2,547,066	2,547,066
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	1,698,044	1,698,044
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	679,218	679,218
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	2,547,066	2,547,066
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	4,149,590	4,149,590
UBS AG Eurodollar Term
5.280%	03/23/2007	1,698,044	1,698,044
			85,471,064

27

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)	4,543,673	4,543,673

TOTAL SHORT-TERM INVESTMENTS
(Cost $90,014,737)		90,014,737

TOTAL INVESTMENTS — 118.1%
(Cost $509,718,118) (f)		$557,971,521

Other Assets/(Liabilities) — (18.1%)		(85,538,632)

NET ASSETS — 100.0%		$472,432,889

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b) Denotes all or a portion of security on loan. (Note 2).
(c) Amount represents shares owned of the fund.
(d) Represents investments of security lending collateral. (Note 2).

(e)   Maturity value of 4,544,115. Collateralized by a U.S. Government Agency oligation, with a rate of 5.875%, maturity date of 1/25/2017 and an aggregate market value, including accrued interest, of 4,770,857.

(f) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Premier Global Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK — 98.4%
Advertising — 0.8%
Getty Images, Inc. (a)	48,300	2,378,292
WPP Group PLC	285,980	4,185,677
		6,563,969

Aerospace & Defense — 4.3%
The Boeing Co.	58,900	5,275,084
Empresa Brasileira de Aeronautica SA ADR (Brazil) (b)	169,100	6,857,005
European Aeronautic Defense and Space Co. (b)	253,120	8,340,767
Lockheed Martin Corp.	47,200	4,587,368
Northrop Grumman Corp.	53,000	3,759,820
Raytheon Co.	86,700	4,499,730
		33,319,774

Apparel, Textiles & Shoes — 3.2%
Burberry Group PLC	276,320	3,577,965
Coach, Inc. (a)	104,000	4,769,440
Hennes & Mauritz AB Cl. B	301,800	16,317,288
		24,664,693

Automotive & Parts — 2.0%
Bayerische Motoren Werke AG	128,965	7,847,832
Toyota Motor Corp.	118,130	7,732,596
		15,580,428

Banking, Savings & Loans — 7.4%
Credit Saison Co., Ltd.	142,220	5,104,391
Credit Suisse Group	152,313	10,710,762
Experian Ltd.	139,721	1,577,156
HSBC Holdings PLC	420,892	7,696,513
ICICI Bank, Ltd., Sponsored ADR (India)	49,400	2,181,010
JP Morgan Chase & Co.	80,700	4,110,051
Northern Trust Corp.	122,700	7,454,025
Resona Holdings, Inc. (b)	1,081	2,987,588
Royal Bank of Scotland Group PLC	327,008	13,143,295
Sumitomo Mitsui Financial Group, Inc.	160	1,630,335
Wire & Wireless India Data (a)	435,651	1,213,786
		57,808,912

Beverages — 2.5%
Cia de Bebidas das Americas, ADR	99,000	5,121,270
Diageo PLC	223,587	4,335,533
Fomento Econonico Mexicano SAB	506,400	6,058,844
Grupo Modelo SA Cl. C	706,000	3,832,491
		19,348,138

Broadcasting, Publishing & Printing — 2.8%
Grupo Televisa SA Sponsored ADR (Mexico)	341,900	10,072,374
Pearson PLC	223,160	3,515,035
Singapore Press Holdings, Ltd.	635,800	1,942,283
ZEE Entertainment Enterprise Ltd.	871,302	6,218,465

1

Zee News Ltd. (a)	393,915	297,008
		22,045,165

Chemicals — 0.4%
Arkema (a) (b)	28,063	1,401,337
Syngenta AG (a)	9,905	1,815,611
		3,216,948

Commercial Services — 2.4%
Affymetrix, Inc. (a) (b)	68,100	1,699,776
Avis Budget Group, Inc. (a)	28,690	730,447
eBay, Inc. (a)	375,200	12,152,728
Regeneron Pharmaceuticals, Inc. (a)	36,700	729,963
Secom Company Ltd.	62,000	3,046,029
		18,358,943

Communications — 8.8%
KDDI Corp.	1,111	7,815,075
Sirius Satellite Radio, Inc. (a) (b)	1,474,376	5,440,447
SK Telecom Co. Ltd. ADR (South Korea) (b)	277,500	6,590,625
Tandberg ASA (b)	227,200	3,770,971
Telefonaktiebolaget LM Ericsson Cl. B	7,401,200	29,227,592
Vodafone Group PLC	5,441,376	15,806,545
		68,651,255

Computer & Other Data Processing Service — 1.5%
SAP AG (b)	185,366	8,514,022
Square Enix Co., Ltd. (b)	114,600	3,108,288
		11,622,310

Computer Related Services — 1.3%
Infosys Technologies Ltd.	198,297	10,160,661

Computers & Information — 1.5%
Canon, Inc.	56,450	2,957,559
Cisco Systems, Inc. (a)	131,000	3,483,290
International Game Technology	108,700	4,724,102
Scientific Games Corp. Cl. A (a)	20,200	627,008
		11,791,959

Cosmetics & Personal Care — 3.2%
Avon Products, Inc.	106,500	3,662,535
Colgate-Palmolive Co.	77,600	5,300,080
Hindustan Lever Ltd.	835,100	3,942,457
Reckitt Benckiser PLC	248,426	11,924,731
		24,829,803

Data Processing & Preparation — 1.1%
Automatic Data Processing, Inc.	183,100	8,737,532

Electrical Equipment & Electronics — 11.3%
Advanced Micro Devices, Inc. (a) (b)	486,500	7,565,075
Altera Corp. (a)	244,300	4,898,215
Benq Corp. (a)	2,480,000	1,221,179
Cree, Inc. (a) (b)	168,200	2,586,916

2

Emerson Electric Co.	176,700	7,946,199
Fanuc Ltd.	22,100	2,046,697
International Rectifier Corp. (a)	74,900	3,125,577
Keyence Corp.	17,120	3,837,771
Koninklijke Philips Electronics NV	242,000	9,382,164
Linear Technology Corp.	100,800	3,119,760
Maxim Integrated Products, Inc. (b)	197,000	6,067,600
MediaTek, Inc.	541,400	5,915,368
Murata Manufacturing Co., Ltd.	105,310	7,418,028
Samsung Electronics Co. Ltd.	7,992	4,950,278
Sony Corp.	209,700	9,635,124
Taiwan Semiconductor Manufacturing Co. Ltd.	2,292,750	4,729,760
Xilinx, Inc. (b)	164,800	4,004,640
		88,450,351

Electronics — 0.5%
Kyocera Corp.	42,600	3,898,069

Energy — 4.9%
BP PLC, Sponsored ADR (United Kingdom)	89,900	5,709,549
Chevron Corp.	72,800	5,305,664
Fortum Oyj	170,400	4,666,684
GlobalSantaFe Corp.	34,700	2,012,947
Husky Energy, Inc.	127,900	8,179,834
Neste Oil Oyj	19,525	590,611
Total SA (France)	47,270	3,169,009
Transocean, Inc. (a)	107,000	8,278,590
		37,912,888

Entertainment & Leisure — 1.0%
The Walt Disney Co.	221,700	7,797,189

Financial Services — 3.5%
3i Group PLC	102,151	2,113,897
Berkshire Hathaway, Inc. Cl. B (a) (b)	1,280	4,694,208
Investor AB Cl. B (b)	194,915	4,707,876
Morgan Stanley	104,600	8,659,834
Societe Generale Cl. A	41,181	7,221,159
		27,396,974

Foods — 1.9%
Cadbury Schweppes PLC	760,327	8,557,105
Tesco PLC	805,270	6,595,175
		15,152,280

Healthcare/Drugs — 0.3%
Novo Nordisk A/S Cl. B	29,400	2,512,685

Heavy Construction — 1.0%
Technip SA	122,840	7,851,699

Heavy Machinery — 0.3%
Nidec Corp.	29,500	2,075,582

3

Industrial - Diversified — 4.0%
3M Co.	94,700	7,036,210
Corning, Inc. (a)	357,900	7,458,636
Hutchison Whampoa, Ltd.	291,440	2,911,124
Siemens AG (b)	126,493	13,834,185
		31,240,155

Information Retrieval Services — 1.1%
Juniper Networks, Inc. (a) (b)	395,700	7,170,084
Yahoo!, Inc. (a)	53,800	1,523,078
		8,693,162

Insurance — 4.0%
ACE Ltd.	81,700	4,720,626
Allianz AG	48,094	9,556,480
Everest Re Group Ltd.	22,300	2,087,280
Manulife Financial Corp. (b)	119,100	4,006,839
Prudential PLC	506,022	6,809,098
XL Capital Ltd. Cl. A	54,700	3,774,300
		30,954,623

Medical Supplies — 2.5%
Boston Scientific Corp. (a)	301,063	5,554,612
Hoya Corp.	150,300	5,426,043
Medtronic, Inc.	54,500	2,913,025
Nicox SA (a) (b)	35,260	884,906
Smith & Nephew PLC	396,814	4,442,842
		19,221,428

Miscellaneous — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	97,050	10,160,900

Pharmaceuticals — 6.7%
Amgen, Inc. (a)	53,400	3,757,758
Atherogenics, Inc. (a) (b)	164,900	1,945,820
Chugai Pharmaceutical Co., Ltd.	135,600	3,039,804
Genentech, Inc. (a)	39,200	3,424,904
Gilead Sciences, Inc. (a)	89,600	5,763,072
Johnson & Johnson	29,700	1,983,960
Nektar Therapeutics (a) (b)	44,000	558,800
Novartis AG	71,546	4,097,212
Nuvelo, Inc. (a)	41,600	145,184
Roche Holding AG	54,732	10,233,654
Sanofi-Aventis	129,690	11,372,434
Shionogi & Co., Ltd.	204,800	3,629,270
Theravance, Inc. (a)	57,100	1,959,672
		51,911,544

Prepackaged Software — 4.0%
Adobe Systems, Inc. (a)	241,200	9,375,444
Intuit, Inc. (a)	225,000	7,076,250
Microsoft Corp.	470,900	14,531,974
		30,983,668

Real Estate — 0.3%
Realogy Corp. (a)	74,225	2,219,327

4

Restaurants — 0.6%
McDonald’s Corp.	113,600	5,038,160

Retail — 2.1%
Home Retail Group	124,375	1,033,197
Seven & I Holdings Co., Ltd.	62,211	1,862,069
Tiffany & Co.	158,800	6,234,488
Wal-Mart Stores, Inc.	152,700	7,282,263
		16,412,017

Retail - General — 1.5%
Bulgari SpA	274,000	3,960,228
Inditex SA	136,200	7,699,625
		11,659,853

Toys, Games — 0.7%
Nintendo Co. Ltd.	14,500	4,277,687
Sega Sammy Holdings, Inc.	48,100	1,232,922
		5,510,609

Transportation — 1.7%
Carnival Corp. (b)	202,700	10,451,212
Hyundai Heavy Industries Co., Ltd.	18,961	2,731,612
		13,182,824

TOTAL COMMON STOCK
(Cost $609,529,971)		766,936,477

PREFERRED STOCK — 0.7%
Automotive & Parts
Porsche AG (b)	4,041	5,070,089

TOTAL PREFERRED STOCK
(Cost $2,575,449)		5,070,089

TOTAL EQUITIES
(Cost $612,105,420)		772,006,566

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Pharmaceuticals
Nicox SA (a)	35,260	56,574

TOTAL RIGHTS
(Cost $0)		56,574

TOTAL LONG TERM INVESTMENTS
(Cost $612,105,420)		772,063,140

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.7%
Cash Equivalents — 10.9% (d)
American Beacon Funds Money Market Fund (c)
		3,428,522	3,428,522
Bank of America
5.270%	03/09/2007	1,686,407	1,686,407
Bank of America
5.310%	03/08/2007	1,686,407	1,686,407
Bank of America
5.320%	02/16/2007	505,922	505,922
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	3,372,815	3,372,815
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	2,192,330	2,192,330
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	1,686,407	1,686,407
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	843,204	843,204
Barclays Eurodollar Time Deposit
5.315%	04/23/2007	1,517,767	1,517,767
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	505,922	505,922
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	505,922	505,922
BGI Institutional Money Market Fund (c)
		1,567,592	1,567,592
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	5,059,222	5,059,222
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	2,529,611	2,529,611
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	843,204	843,204
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	843,204	843,204
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	3,102,989	3,102,989
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	2,529,611	2,529,611
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	843,204	843,204
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	2,023,689	2,023,689
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	3,372,815	3,372,815
Dreyfus Cash Management Plus Money Market Fund (c)
		742,019	742,019
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	268,765	268,765
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	2,529,611	2,529,611
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	2,529,611	2,529,611
Freddie Mac Agency Discount Note
5.161%	02/09/2007	440,072	440,072
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	1,011,844	1,011,844

6

Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		756,127	756,127
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	1,349,126	1,349,126
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	2,529,611	2,529,611
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	1,011,844	1,011,844
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	1,517,767	1,517,767
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	2,698,252	2,698,252
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	3,035,533	3,035,533
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	1,517,767	1,517,767
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	1,517,767	1,517,767
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	1,349,126	1,349,126
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	1,686,407	1,686,407
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	2,495,883	2,495,883
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	843,204	843,204
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	1,180,485	1,180,485
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	2,529,611	2,529,611
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	1,686,407	1,686,407
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	674,563	674,563
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	2,529,611	2,529,611
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	4,121,154	4,121,154
UBS AG Eurodollar Term
5.280%	03/23/2007	1,686,407	1,686,407
			84,885,340

Repurchase Agreement — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (e)		6,212,137	6,212,137

TOTAL SHORT-TERM INVESTMENTS
(Cost $91,097,477)			91,097,477

TOTAL INVESTMENTS — 110.8%
(Cost $703,202,897) (f)			$863,160,617

7

Other Assets/(Liabilities) — (10.8%)	(84,041,709)

NET ASSETS — 100.0%	$779,118,908

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a) Non-income producing security.
(b) Denotes all or a portion of security on loan. (Note 2).
(c) Amount represents shares owned of the fund.
(d) Represents investments of security lending collateral. (Note 2).

(e)   Maturity value of $6,212,741. Collateralized by a U.S. Government Agency obligation with a rate of 4.25%, maturity date of 10/01/2033, and an aggregate market value, including accrued interest, of $6,522,744.

(f) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier International Equity Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 98.4%
Aerospace & Defense — 1.1%
Embraer-Empresa Bras de Aeronautica	1,340,819	13,363,665

Air Transportation — 0.7%
Easy Jet PLC (a)	704,587	9,065,796

Apparel, Textiles & Shoes — 2.7%
Burberry Group PLC	64,293	832,506
Hennes & Mauritz AB Cl. B (b)	228,300	12,343,396
Next PLC	284,010	10,842,901
Puma AG Rudolf Dassler Sport	25,384	9,191,174
		33,209,977

Automotive & Parts — 4.6%
Bayerische Motoren Werke AG	178,203	10,844,083
Continental AG	200,163	24,050,744
Honda Motor Co. Ltd.	201,526	7,876,282
Toyota Motor Corp.	197,400	12,921,480
		55,692,589

Banking, Savings & Loans — 10.4%
Anglo Irish Bank Corp. PLC	1,037,326	20,911,798
Art Advanced Resh Technologies	2,653,076	989,241
Art Advanced Technologies Pref	836,671	311,966
Collins Stewart Plc-W/I (a)	1,128,971	5,400,904
Commerzbank AG	137,028	5,776,992
Credit Saison Co., Ltd.	246,900	8,861,442
Credit Suisse Group	71,085	5,001,596
Experian Ltd.	281,098	3,173,005
ICICI Bank, Ltd., Sponsored ADR (India) (b)	296,675	13,098,201
Joyo Bank Ltd.	961,000	5,694,392
Mitsubishi Tokyo Financial Group, Inc.	1,366	16,476,969
Royal Bank of Scotland Group PLC	395,349	15,890,096
Tullett Prebon Plc (a)	1,128,971	14,222,197
UniCredito Italiano SpA	598,600	5,521,976
UniCredito Italiano SpA (a)	322,085	2,965,514
Wire & Wireless India Data (a)	523,001	1,457,156
		125,753,445

Beverages — 2.1%
Carlsberg AS Cl. B	67,600	6,819,605
Foster’s Group Ltd.	398,875	2,085,161
Heineken NV	102,600	5,172,091
Pernod-Ricard SA	52,964	10,826,452
		24,903,309

Broadcasting, Publishing & Printing — 4.3%
British Sky Broadcasting Group PLC	436,365	4,657,558
Gestevision Telecinco SA (b)	75,095	2,019,219
Grupo Televisa SA Sponsored ADR (Mexico)	328,800	9,686,448

1

Mediaset SpA	1,109,400	13,294,369
Publishing & Broadcasting	154,340	2,351,476
Societe Television Francaise 1 (b)	100,830	3,391,430
Sogecable SA (a)	0	11
Vivendi SA	202,430	8,302,678
ZEE Entertainment Enterprise Ltd.	1,046,002	7,465,295
Zee News Ltd. (a)	472,897	356,560
		51,525,044

Building Materials & Construction — 0.5%
Sika AG (a)	3,846	6,453,899

Chemicals — 0.9%
Filtrona PLC	790,842	4,042,716
Nufarm Ltd.	409,514	3,484,023
Syngenta AG (a)	15,559	2,852,003
		10,378,742

Commercial Services — 5.3%
ABB Ltd.	1,301,040	22,911,543
Boskalis Westminster	76,219	6,924,002
BTG PLC (a)	1,299,681	3,719,686
Bunzl PLC	942,922	11,780,012
Leighton Holdings Ltd.	387,950	6,615,835
Prosegur, Compania de Seguridad SA	269,129	8,765,771
Randstad Holdings NV	43,556	2,907,769
		63,624,618

Communications — 5.5%
KDDI Corp.	985	6,928,756
Nokia Oyj	197,600	4,317,561
SK Telecom Co. Ltd. ADR (South Korea) (b)	75,256	1,787,330
Tandberg ASA (b)	1,022,900	16,977,669
Telefonaktiebolaget LM Ericsson Cl. B	7,327,500	28,936,548
Vodafone Group PLC	2,567,340	7,457,815
		66,405,679

Computer & Data Processing Services — 0.4%
Sage Group PLC (The)	1,016,100	5,366,042

Computer & Other Data Processing Service — 1.7%
Autonomy Corp. PLC (a)	857,562	9,931,814
Business Objects SA (a) (b)	68,420	2,556,423
SAP AG	117,402	5,392,376
Square Enix Co., Ltd. (b)	115,100	3,121,850
		21,002,463

Computer Related Services — 1.1%
Infosys Technologies Ltd.	254,438	13,037,304

Computers & Information — 1.9%
Canon, Inc.	217,300	11,384,900
Logitech International (a) (b)	387,911	11,109,097
		22,493,997

2

Consumer Services — 2.1%
Capita Group PLC	2,013,842	24,956,037

Cosmetics & Personal Care — 0.7%
L’Oreal SA	81,990	8,604,894

Electric Utilities — 0.4%
Ceres Power Holdings PLC (a)	1,031,850	4,841,021

Electrical Equipment & Electronics — 4.6%
ASM International NV (a) (b)	240,900	5,586,471
Benq Corp. (a)	6,049,000	2,978,593
Keyence Corp.	46,509	10,425,869
Koninklijke Philips Electronics NV	128,200	4,970,221
Nippon Electric Glass Co., Ltd.	151,000	3,586,419
Omron Corp.	189,921	5,092,310
Samsung Electronics Co. Ltd.	5,929	3,672,447
Sony Corp.	250,300	11,500,580
Ushio, Inc.	364,400	7,500,528
		55,313,438

Energy — 2.6%
BG Group PLC	711,380	9,314,657
BP PLC, Sponsored ADR (United Kingdom)	119,900	7,614,849
Fortum Oyj	123,500	3,382,250
Total SA (France)	172,160	11,541,709
		31,853,465

Entertainment & Leisure — 0.7%
News Corp., Inc. CDI	90,797	2,210,267
William Hill PLC	454,060	5,719,769
		7,930,036

Financial Services — 3.8%
3i Group PLC	394,641	8,166,640
Housing Development Finance Corp.	164,000	6,242,128
Marschollek Lautenschlaeger und Partner AG (b)	119,843	2,666,567
Mediobanca SpA	199,700	4,538,142
Societe Generale Cl. A	61,744	10,826,917
UBS AG Registered	159,967	9,972,375
United Internet AG Registered	211,051	3,939,222
		46,351,991

Food Retailers — 0.3%
Morrison (WM) Supermarkets	603,134	3,342,935

Foods — 1.0%
Cadbury Schweppes PLC	360,693	4,059,421
Nestle SA	12,787	4,652,944
Royal Numico NV	55,110	2,903,332
		11,615,697

3

Healthcare/Drugs — 0.2%
Astellas Pharma, Inc.	65,070	2,753,701

Heavy Construction — 1.7%
Technip SA (b)	258,340	16,512,601
Vinci SA	27,680	3,792,725
		20,305,326

Heavy Machinery — 2.8%
Alstom (a)	112,180	13,603,659
Nidec Corp.	165,900	11,672,509
Takeuchi Manufacturing Co., Ltd. (b)	184,842	8,894,933
		34,171,101

Household Products — 0.9%
SEB SA (b)	67,753	11,038,229

Industrial - Diversified — 1.1%
Pheonix Meccano	6,004	2,688,059
Siemens AG (b)	93,202	10,193,242
		12,881,301

Information Retrieval Services — 1.1%
Yahoo! Japan Corp.	35,395	13,200,988

Insurance — 1.5%
Allianz AG	38,925	7,734,561
AMP Ltd.	648,176	5,243,984
Prudential PLC	369,321	4,969,632
		17,948,177

Manufacturing — 1.8%
Aalberts Industries NV	236,578	21,692,440

Medical Supplies — 10.9%
Art Advanced Research Technologies, Inc.	1,832,027	683,100
Art Advanced Research Technologies, Inc. (a)	1,331,700	496,545
Cie Generale d’Optique Essilor International SA	54,970	6,143,190
Hoya Corp.	276,100	9,967,601
Luxottica Group SpA	334,700	10,345,853
NeuroSearch A/S (a) (b)	235,079	13,403,381
Nicox SA (a) (b)	850,639	21,348,152
Novogen Ltd. (a)	4,207,679	10,579,728
Ortivus AB, A Shares (a)	114,300	277,913
Ortivus AB, B Shares (a)	859,965	2,090,961
Phonak Holding AG Registered	109,832	8,430,407
SkyePharma PLC (a)	2,486,767	1,148,365
Straumann Holding AG Registered	27,383	6,887,507
Synthes, Inc.	43,792	5,483,956
Terumo Corp.	170,100	6,799,957
William Demant Holding (a) (b)	327,800	27,672,367
		131,758,983

Metals & Mining — 3.1%
Cia Vale do Rio Doce Sponsored ADR (Brazil) (b)	484,700	13,925,431

4

Impala Platinum Holdings Ltd.	549,500	15,666,934
Rio Tinto PLC	156,505	8,397,195
		37,989,560

Pharmaceuticals — 3.3%
GlaxoSmithKline PLC	85,105	2,283,483
H. Lundbeck AS	58,800	1,671,378
Marshall Edwards, Inc. (a)	1,433,580	6,035,372
Marshall Edwards, Inc. (a) (c)	278,300	1,171,643
Roche Holding AG	31,009	5,797,986
Sanofi-Aventis	87,273	7,652,914
Santhera Pharmaceuticals-Registered (a)	28,836	2,237,865
Shionogi & Co., Ltd.	208,000	3,685,978
Takeda Pharmaceutical Co. Ltd.	129,000	8,365,649
Teva Pharmaceutical Sponsored ADR (Israel)	42,400	1,488,240
		40,390,508

Real Estate — 2.7%
Daito Trust Construction Co., Ltd.	179,612	8,584,824
Solidere GDR (Lebanon) (d)	572,387	9,421,490
Sumitomo Realty & Development Co., Ltd.	436,000	15,073,768
		33,080,082

Retail — 4.0%
Carphone Warehouse Group	1,483,390	9,024,031
Compagnie Financiere Richemont AG, A Units	118,745	6,572,921
Ducati Motor Holding SpA (a)	2,635,100	3,164,101
Home Retail Group	253,154	2,102,978
PPR SA	33,350	4,885,393
The Swatch Group AG Cl. B	31,059	7,313,597
Wolseley PLC	450,580	11,609,602
Woolworths Ltd.	231,213	4,255,326
		48,927,949

Retail - General — 1.0%
Inditex SA	221,900	12,544,397

Toys, Games — 1.0%
Nintendo Co. Ltd.	43,200	12,744,558

Transportation — 1.9%
Carnival Corp. (b)	195,100	10,059,356
Hyundai Heavy Industries Co., Ltd.	56,233	8,131,200
Tsakos Energy Navigation Ltd.	94,494	4,286,248
		22,476,804

TOTAL COMMON STOCK
(Cost $774,826,023)		1,190,990,187

PREFERRED STOCK — 0.8%
Automotive & Parts — 0.2%
Porsche AG (b)	2,348	2,945,947

5

Insurance — 0.6%
Ceres Group, Inc. (c)	66,772	434,018
Ceres Group, Inc., Series C (c)	930,048	6,045,312
Ceres Group, Inc., Series D (c)	29,700	193,050
		6,672,380

TOTAL PREFERRED STOCK
(Cost $5,616,916)		9,618,327

TOTAL EQUITIES
(Cost $780,442,939)		1,200,608,514

	Number of
	Shares	Market Value
RIGHTS - 0.1%
Pharmaceuticals
Nicox SA (a)	850,639	1,364,844

TOTAL RIGHTS
(Cost $0)		1,364,844

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Pharmaceuticals
Marshall Edwards, Inc. (a) (c)	97,405	215,159

TOTAL WARRANTS
(Cost $0)		215,159

TOTAL LONG TERM INVESTMENTS
(Cost $780,442,939)		1,202,188,517

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.8%
Cash Equivalents — 12.1% (f)
American Beacon Funds Money Market Fund (e)
		5,942,899	5,942,899
Bank of America
5.270%	03/09/2007	2,923,168	2,923,168
Bank of America
5.310%	03/08/2007	2,923,168	2,923,168
Bank of America
5.320%	02/16/2007	876,950	876,950
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	02/06/2007	5,846,335	5,846,335
Bank of Nova Scotia Eurodollar Time Deposit
5.300%	02/27/2007	3,800,118	3,800,118
Barclays Eurodollar Time Deposit
5.310%	02/20/2007	2,923,168	2,923,168
Barclays Eurodollar Time Deposit
5.310%	04/09/2007	1,461,584	1,461,584

6

Barclays Eurodollar Time Deposit
5.315%	04/23/2007	2,630,851	2,630,851
Barclays Eurodollar Time Deposit
5.320%	02/13/2007	876,950	876,950
Bear Stearns & Co. Floating CP
5.372%	07/10/2007	876,950	876,950
BGI Institutional Money Market Fund (e)
		2,717,217	2,717,217
BNP Paribas Eurodollar Time Deposit
5.280%	02/01/2007	8,769,503	8,769,503
Calyon Eurodollar Time Deposit
5.290%	03/05/2007	4,384,751	4,384,751
Calyon Eurodollar Time Deposit
5.310%	02/16/2007	1,461,584	1,461,584
Calyon Eurodollar Time Deposit
5.310%	02/22/2007	1,461,584	1,461,584
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	02/28/2007	5,378,628	5,378,628
Citigroup Eurodollar Time Deposit
5.305%	03/05/2007	4,384,751	4,384,751
Citigroup Eurodollar Time Deposit
5.310%	03/16/2007	1,461,584	1,461,584
Commonwealth Bank of Australia Domestic Fixed CP
5.296%	03/19/2007	3,507,801	3,507,801
Deutsche Bank Eurodollar Time Deposit
5.285%	02/02/2007	5,846,335	5,846,335
Dreyfus Cash Management Plus Money Market Fund (e)
		1,286,194	1,286,194
Federal Home Loan Bank Discount Note
5.161%	02/14/2007	465,869	465,869
Fortis Bank Eurodollar Time Deposit
5.260%	02/07/2007	4,384,751	4,384,751
Fortis Bank Eurodollar Time Deposit
5.285%	03/26/2007	4,384,751	4,384,751
Freddie Mac Agency Discount Note
5.161%	02/09/2007	762,808	762,808
General Electric Capital Corp. Commercial Paper
5.285%	03/23/2007	1,753,901	1,753,901
Goldman Sachs Financial Square Prime Obligations Money Market Fund (e)
		1,310,647	1,310,647
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.305%	03/14/2007	2,338,534	2,338,534
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	02/26/2007	4,384,751	4,384,751
Marshall & Ilsley Bank Eurodollar Time Deposit
5.300%	03/19/2007	1,753,901	1,753,901
Morgan Stanley & Co. Floating CP
5.383%	08/01/2007	2,630,851	2,630,851
National Australia Bank Eurodollar Time Deposit
5.270%	02/01/2007	4,677,068	4,677,068
Rabobank Nederland Eurodollar Time Deposit
5.280%	02/01/2007	5,261,702	5,261,702

7

Rabobank Nederland Eurodollar Time Deposit
5.280%	02/26/2007	2,630,851	2,630,851
Rabobank Nederland Eurodollar Time Deposit
5.300%	03/05/2007	2,630,851	2,630,851
Regions Bank Eurodollar Time Deposit
5.300%	04/23/2007	2,338,534	2,338,534
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/14/2007	2,923,168	2,923,168
Royal Bank of Canada Eurodollar Time Deposit
5.310%	02/15/2007	4,326,288	4,326,288
Royal Bank of Scotland Eurodollar Time Deposit
5.290%	02/09/2007	1,461,584	1,461,584
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit
5.280%	02/28/2007	2,046,217	2,046,217
Societe Generale Eurodollar Time Deposit
5.280%	02/20/2007	4,384,751	4,384,751
Societe Generale Eurodollar Time Deposit
5.280%	02/21/2007	2,923,168	2,923,168
Societe Generale Eurodollar Time Deposit
5.280%	02/27/2007	1,169,267	1,169,267
Societe Generale Eurodollar Time Deposit
5.290%	02/01/2007	4,384,751	4,384,751
Svenska Handlesbanken Eurodollar Time Deposit
5.280%	02/01/2007	7,143,483	7,143,483
UBS AG Eurodollar Term
5.280%	03/23/2007	2,923,168	2,923,168
			147,137,688

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (g)		7,988,983	7,988,983

TOTAL SHORT-TERM INVESTMENTS
(Cost $155,126,671)			155,126,671

TOTAL INVESTMENTS — 112.1%
(Cost $935,569,610) (h)			$1,357,315,188

Other Assets/(Liabilities) — (12.1%)			(146,802,615)

NET ASSETS — 100.0%			$1,210,512,573

Notes to Portfolio of Investments
ADR - American Depository Receipt
GDR - Global Depository Receipt

8

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $9,421,490 or 0.8% of net assets.

(e)	Amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)

Maturity value of $7,988,760. Collateralized by a U.S Government Agency obligation with a rate of 4.377%, maturity date of 1/01/2034, and an aggregate market value, including accrued interest, of $8,388,432.

(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Premier Focused International Fund — Portfolio of Investments

January 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK — 93.9%
Apparel, Textiles & Shoes — 2.4%
Ports Design Ltd.	319,000	878,024

Banking, Savings & Loans — 23.2%
Banca Popolare Di Milano	38,981	652,279
Bank of Ireland (Great Britain)	8,689	193,875
Bank of Ireland (Ireland)	21,371	474,209
Credit Agricole SA	17,622	754,728
Danske Bank A/S	15,458	708,734
Julius Baer Holding AG	6,297	753,108
Man Group PLC	66,640	700,569
Mitsubishi Tokyo Financial Group, Inc.	56	675,483
Mizuho Financial Group, Inc.	97	695,990
Piraeus Bank SA	21,365	760,966
Royal Bank of Scotland Group PLC	17,363	697,864
Standard Chartered PLC	23,533	676,067
Sumitomo Mitsui Financial Group, Inc.	68	692,892
		8,436,764

Chemicals — 7.5%
Lonza Group AG Registered	8,044	756,689
Shin-Etsu Chemical Co. Ltd.	10,400	675,386
TGS Nopec Geophysical Co. ASA (a)	32,900	666,326
Xstrata PLC	13,891	644,160
		2,742,561

Computer Software/Services — 1.9%
Software AG	8,883	674,130

Diversified Financial — 2.1%
Nomura Holdings, Inc.	37,000	748,810

Electrical Equipment & Electronics — 2.0%
Rolls-Royce Group PLC (a)	77,962	713,260

Electronics — 1.7%
Rohm Co. Ltd.	7,000	635,062

Energy — 10.9%
BG Group PLC	50,161	656,797
Furgo NV	14,271	673,039
PetroChina Co. Ltd. Cl. H	494,000	609,457
Statoil ASA	26,000	691,127
Total SA (France)	9,561	640,975
Tullow Oil PLC	87,626	682,643
		3,954,038

Financial Services — 8.2%
D. Carnegie & Co. AB	32,300	731,618
Hellenic Exchanges SA	37,204	856,549

1

Icap PLC	72,880	699,956
Shire PLC	33,272	697,683
		2,985,806

Foods — 3.7%
Parmalat SpA (a)	155,092	693,398
Rational AG (a)	3,779	671,519
		1,364,917

Heavy Construction — 4.1%
Aker Kvaerner ASA	6,730	754,876
Vinci SA	5,447	746,350
		1,501,226

Home Construction, Furnishings & Appliances — 1.8%
Matsushita Electric Industrial Co. Ltd.	34,000	673,405

Industrial - Diversified — 1.9%
Keppel Corp. Ltd.	60,000	702,710

Insurance — 2.0%
QBE Insurance Group Ltd.	30,679	732,280

Metals & Mining — 7.0%
Anglo American PLC	13,933	646,268
Boliden AB	27,100	632,713
Lonmin PLC	11,494	668,430
Oxiana Ltd.	274,406	594,204
		2,541,615

Real Estate — 9.5%
Capitaland Ltd.	172,000	758,339
Guangzhou R&F Properties Co. Ltd. Cl. H	320,000	618,059
Immoeast Immobilien AG (a)	49,157	734,284
Mitsui Fudosan Co. Ltd.	28,000	723,077
Sun Frontier Fudousan Co., Ltd.	278	637,672
		3,471,431

Retail — 2.1%
Mitsubishi Corp.	37,000	750,042

Telephone Utilities — 1.9%
Cosmote Mobile Communications SA	23,050	705,782

TOTAL COMMON STOCK
(Cost $30,904,004)		34,211,863

PREFERRED STOCK — 1.9%
Healthcare/Drugs
Fresenius AG	3,223	674,018

TOTAL PREFERRED STOCK
(Cost $614,140)		674,018

2

TOTAL EQUITIES
(Cost $31,518,144)	34,885,881

	Number of
	Shares	Market Value
MUTUAL FUND - 2.7%
Financial Services
iShares MSCI EAFE Index Fund	13,600	1,009,082

TOTAL MUTUAL FUND
(Cost $996,871)		1,009,082

TOTAL LONG TERM INVESTMENTS
(Cost $32,515,015)		35,894,963

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 1/31/2007, 3.50%, due 02/01/2007 (b)	653,883	653,883

TOTAL SHORT-TERM INVESTMENTS
(Cost $653,883)		653,883

TOTAL INVESTMENTS — 100.3%
(Cost $33,168,898) (c)		$36,548,846

Other Assets/(Liabilities) — (0.3%)		(126,659)

NET ASSETS — 100.0%		$36,422,187

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

Maturity value of $653,947. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 6/25/2026, and an aggregate market value, including accrued interest, of $686,578.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”) (formerly known as MassMutual Premier Mid-Cap Value Fund), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Main Street Small Cap Fund (“Main Street Small Cap Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”) and MassMutual Premier Focused International Fund (“Focused International Fund”).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.          Significant

Accounting

     Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment

 Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule

2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions.  It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00.  All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees.  Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At January 31, 2007, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral

Core Bond Fund	$146,273,156	$152,293,117
Diversified Bond Fund	37,665,311	38,782,907
Strategic Income Fund	7,521,516	7,710,368
High Yield Fund	28,484,498	29,166,653
Balanced Fund	8,156,894	8,540,816
Value Fund	28,354,191	29,532,668
Enhanced Index Value Fund	13,635,991	14,265,863
Enhanced Index Value Fund II	7,608,588	7,935,155
Enhanced Index Core Equity Fund	1,890,485	1,952,748
Main Street Fund	9,895,689	10,282,694
Capital Appreciation Fund	103,491,976	107,500,052
Core Growth Fund	4,061,308	4,225,828
Enhanced Index Growth Fund	7,154,022	7,432,666
Discovery Value Fund	2,268,520	2,361,925
Small Capitalization Value Fund	23,702,505	24,735,773
Small Company Opportunities Fund	82,111,619	85,471,064
Global Fund	81,021,807	84,885,340
International Equity Fund	139,976,485	147,137,688

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At January 31, 2007, the High Yield Fund had securities on loan with pending sales of  $8,419,654.

Repurchase

Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for

    Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency

          Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign

             Currency

             Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund at January 31, 2007, is as follows:

			In
	Contracts		Exchange		Unrealized
Settlement	to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)
Strategic Income Fund
BUYS

02/05/07	Australian Dollar	1,136,409	$877,422	$876,683	$(739)
02/16/07	Australian Dollar	88,000	68,640	67,888	(752)
03/05/07	Australian Dollar	1,550,000	1,178,822	1,196,040	17,218
04/10/07	Australian Dollar	1,055,000	821,687	815,763	(5,924)
02/02/07	Brazilian Real	2,800,000	1,291,800	1,309,574	17,774
02/21/07	Brazilian Real	7,660,000	3,308,851	3,582,620	273,769
03/02/07	Brazilian Real	2,800,000	1,306,823	1,309,574	2,751
08/02/07	Brazilian Real	4,160,000	1,758,790	1,901,932	143,142
09/05/07	Brazilian Real	5,740,000	2,462,182	2,609,144	146,962
10/02/07	Brazilian Real	4,320,000	1,870,940	1,954,712	83,772
11/05/07	Brazilian Real	2,810,000	1,230,298	1,264,200	33,902
02/02/07	British Pound Sterling	398,925	782,971	779,745	(3,226)
02/16/07	British Pound Sterling	140,000	273,704	273,646	(58)
03/27/07	British Pound Sterling	280,000	543,472	547,856	4,384
04/10/07	British Pound Sterling	1,425,000	2,764,473	2,788,745	24,272
12/27/07	British Pound Sterling	240,000	454,222	468,324	14,102
02/02/07	Canadian Dollar	577,368	488,889	489,274	385
02/16/07	Canadian Dollar	320,000	273,504	271,175	(2,329)
04/10/07	Canadian Dollar	2,210,000	1,893,307	1,875,943	(17,364)
02/20/07	Chilean Peso	316,000,000	599,416	581,385	(18,031)
03/28/07	Chilean Peso	198,000,000	374,872	363,797	(11,075)
02/01/07	Euro Dollar	3,967,169	5,140,042	5,133,301	(6,741)
02/15/07	Euro Dollar	270,000	350,109	349,365	(744)
02/16/07	Euro Dollar	1,260,000	1,630,957	1,630,371	(586)
03/05/07	Euro Dollar	920,000	1,189,928	1,191,225	1,297

03/06/07	Euro Dollar	4,900,000	6,479,711	6,345,982	(133,729)
04/10/07	Euro Dollar	2,845,000	3,712,616	3,707,870	(4,746)
02/05/07	Hungarian Forint	192,000,000	1,012,658	963,481	(49,177)
02/05/07	Indian Rupee	58,000,000	1,308,429	1,313,257	4,828
02/05/07	Japanese Yen	49,320,583	405,484	405,964	480
02/16/07	Japanese Yen	49,000,000	408,674	403,325	(5,349)
02/28/07	Japanese Yen	265,000,000	2,305,785	2,181,249	(124,536)
03/05/07	Japanese Yen	139,000,000	1,193,703	1,145,487	(48,216)
04/10/07	Japanese Yen	1,575,000,000	13,396,174	13,138,912	(257,262)
02/16/07	Malaysian Ringgit	1,080,000	298,631	308,527	9,896
02/21/07	Malaysian Ringgit	1,090,000	301,188	311,384	10,196
02/22/07	Mexican Peso	6,190,000	563,804	561,064	(2,740)
02/23/07	Mexican Peso	8,100,000	732,713	734,188	1,475
02/26/07	Mexican Peso	9,410,000	853,391	852,927	(464)
02/27/07	Mexican Peso	9,410,000	849,201	852,927	3,726
01/24/08	New Turkish Lira	2,765,000	1,850,736	1,733,786	(116,950)
02/01/08	New Turkish Lira	2,100,000	1,114,531	1,313,584	199,053
02/22/07	New Turkish Lira	1,850,000	1,293,543	1,301,442	7,899
03/05/07	New Zealand Dollar	2,490,000	1,613,090	1,704,381	91,291
01/29/08	Norwegian Krone	4,030,000	642,956	648,098	5,142
04/10/07	Norwegian Krone	8,680,000	1,368,006	1,389,336	21,330
02/01/07	Polish Zloty	266,049	87,632	87,552	(80)
02/02/07	Republic of Korea Won	698,000,000	740,544	741,646	1,102
04/02/07	Republic of Korea Won	698,000,000	740,191	742,158	1,967
04/12/07	Republic of Korea Won	654,000,000	697,117	695,498	(1,619)
03/06/07	Russian Ruble	6,795,000	259,246	255,930	(3,316)
03/07/07	Russian Ruble	15,305,000	583,742	576,502	(7,240)
03/06/08	Russian Ruble	3,940,000	148,489	148,494	5
02/08/07	South African Rand	9,300,000	1,299,523	1,274,846	(24,677)
07/16/07	South African Rand	9,020,000	1,216,912	1,221,863	4,951
08/01/07	South African Rand	3,870,000	518,785	523,347	4,562
03/05/07	Swedish Krona	8,560,000	1,215,909	1,225,111	9,202
04/10/07	Swedish Krona	9,480,000	1,362,195	1,365,768	3,573
02/16/07	Swiss Franc	84,000	67,578	66,988	(590)
03/05/07	Swiss Franc	1,460,000	1,205,376	1,165,449	(39,927)
03/06/07	Swiss Franc	195,000	161,397	155,709	(5,688)
04/10/07	Swiss Franc	1,260,000	1,025,436	1,015,669	(9,767)
02/05/07	Thai Baht	46,000,000	1,291,359	1,281,337	(10,022)
04/17/07	Thai Baht	29,000,000	802,435	828,749	26,314
					$257,058
SELLS

02/16/07	Australian Dollar	88,000	69,397	67,888	1,509
02/26/07	Australian Dollar	103,000	81,012	79,459	1,553
03/05/07	Australian Dollar	1,550,000	1,177,070	1,196,040	(18,970)
04/10/07	Australian Dollar	2,695,000	2,095,404	2,083,867	11,537
04/11/07	Australian Dollar	1,850,000	1,443,000	1,430,446	12,554
02/02/07	Brazilian Real	2,800,000	1,311,475	1,309,574	1,901
02/21/07	Brazilian Real	4,935,000	2,162,103	2,308,124	(146,021)
02/07/07	British Pound Sterling	430,000	816,739	840,484	(23,745)
02/16/07	British Pound Sterling	140,000	276,500	273,646	2,854

02/26/07	British Pound Sterling	165,000	325,976	322,511	3,465
03/27/07	British Pound Sterling	440,000	855,416	860,916	(5,500)
04/10/07	British Pound Sterling	845,000	1,639,173	1,653,677	(14,504)
02/16/07	Canadian Dollar	320,000	272,125	271,175	950
02/20/07	Canadian Dollar	565,000	509,009	478,793	30,216
02/26/07	Canadian Dollar	385,000	326,103	326,257	(154)
04/10/07	Canadian Dollar	2,210,000	1,884,058	1,875,943	8,115
03/01/07	Chinese Yuan Renminbi	10,200,000	1,316,203	1,312,083	4,120
01/25/08	Czech Republic Koruna	12,450,000	588,232	589,137	(905)
12/19/07	Czech Republic Koruna	9,090,000	438,728	429,198	9,530
12/21/07	Czech Republic Koruna	5,530,000	269,535	261,138	8,397
01/29/08	Euro Dollar	330,000	433,645	434,291	(646)
02/07/07	Euro Dollar	840,000	1,087,584	1,086,914	670
02/15/07	Euro Dollar	560,000	723,122	724,610	(1,488)
02/16/07	Euro Dollar	1,260,000	1,631,599	1,630,371	1,228
02/26/07	Euro Dollar	1,505,000	1,952,351	1,947,388	4,963
03/05/07	Euro Dollar	920,000	1,184,242	1,191,225	(6,983)
03/06/07	Euro Dollar	6,550,000	8,574,474	8,482,895	91,579
04/10/07	Euro Dollar	6,165,000	8,011,374	8,034,804	(23,430)
05/21/07	Euro Dollar	250,000	322,125	326,337	(4,212)
01/25/08	Hong Kong Dollar	8,990,000	1,163,299	1,162,164	1,135
12/19/07	Hong Kong Dollar	6,755,000	879,194	872,604	6,590
12/21/07	Hong Kong Dollar	4,150,000	539,857	536,114	3,743
02/05/07	Hungarian Forint	192,000,000	1,010,447	963,481	46,966
02/07/07	Japanese Yen	100,000,000	880,557	823,113	57,444
02/15/07	Japanese Yen	131,600,000	1,127,586	1,083,217	44,369
02/16/07	Japanese Yen	49,000,000	403,907	403,325	582
02/22/07	Japanese Yen	159,000,000	1,317,140	1,308,750	8,390
02/26/07	Japanese Yen	60,000,000	495,616	493,868	1,748
02/28/07	Japanese Yen	457,000,000	3,924,841	3,761,626	163,215
03/05/07	Japanese Yen	139,000,000	1,215,221	1,145,487	69,734
04/10/07	Japanese Yen	176,000,000	1,502,861	1,468,221	34,640
02/01/07	Mexican Peso	82,570	7,433	7,484	(51)
01/24/08	New Turkish Lira	2,765,000	1,481,068	1,733,786	(252,718)
02/01/08	New Turkish Lira	2,100,000	1,105,142	1,313,584	(208,442)
01/16/08	New Zealand Dollar	3,380,000	2,282,452	2,270,905	11,547
03/05/07	New Zealand Dollar	2,490,000	1,637,132	1,704,381	(67,249)
04/10/07	Norwegian Krone	8,680,000	1,376,322	1,389,336	(13,014)
02/05/07	Philippine Peso	64,000,000	1,314,219	1,308,793	5,426
02/02/07	Republic of Korea Won	698,000,000	739,328	741,646	(2,318)
07/16/07	South African Rand	9,020,000	1,243,643	1,221,863	21,780
03/05/07	Swedish Krona	8,560,000	1,194,928	1,225,111	(30,183)
04/10/07	Swedish Krona	6,040,000	869,065	870,173	(1,108)
01/25/08	Swiss Franc	720,000	594,225	593,180	1,045
02/15/07	Swiss Franc	460,000	372,959	366,841	6,118
02/16/07	Swiss Franc	84,000	67,300	66,988	312
02/22/07	Swiss Franc	1,630,000	1,309,495	1,299,892	9,603
02/26/07	Swiss Franc	102,000	81,915	81,343	572
03/05/07	Swiss Franc	1,460,000	1,186,702	1,165,449	21,253
03/06/07	Swiss Franc	195,000	158,376	155,710	2,666
12/19/07	Swiss Franc	525,000	441,687	431,438	10,249
12/21/07	Swiss Franc	320,000	270,888	263,008	7,880
02/05/07	Taiwan Dollar	43,000,000	1,324,876	1,305,324	19,552
					$(69,941)

Delayed Delivery

Transactions,
When-Issued
Securities, and
Forward
Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees.  The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund under these forward commitments at January 31, 2007 are as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Short-Duration Bond Fund
FNMA TBA
5.5% 02/01/2037	Feb-07	$10,539,000	$10,450,652	$10,367,741	$(82,911)
6.5% 02/01/2037	Feb-07	40,200,000	40,978,875	40,878,375	(100,500)
					$(183,411)
Core Bond Fund
FNMA TBA
4.5% 02/01/2037	Feb-07	$100,500,000	$93,190,195	$93,598,474	$408,279
5.0% 02/01/2037	Feb-07	25,150,000	24,406,307	24,140,072	(266,235)
5.5% 02/01/2037	Feb-07	79,788,000	79,152,248	78,491,445	(660,803)
6.5% 02/01/2037	Feb-07	126,875,000	129,344,141	129,016,016	(328,125)
					$(846,884)
Diversified Bond Fund
FNMA TBA
4.5% 02/01/2037	Feb-07	$27,450,000	$25,453,441	$25,564,956	$111,515
5.0% 02/01/2037	Feb-07	24,500,000	23,780,801	23,516,173	(264,628)
5.5% 02/01/2037	Feb-07	15,887,000	15,759,098	15,628,836	(130,262)
6.5% 02/01/2037	Feb-07	29,100,000	29,663,813	29,591,063	(72,750)
					$(356,125)
Strategic Income Fund
FNMA TBA
5.0% 02/01/2022	Feb-07	$921,000	$904,507	$900,997	$(3,510)
5.0% 02/01/2037	Feb-07	289,000	280,646	277,395	(3,251)
5.5% 02/01/2022	Feb-07	734,000	733,483	730,961	(2,522)
5.5% 02/01/2037	Feb-07	527,000	522,718	518,436	(4,282)
6.0% 02/01/2022	Feb-07	3,068,000	3,113,019	3,102,515	(10,504)
6.5% 02/01/2037	Feb-07	772,000	787,289	785,028	(2,261)
					$(26,330)
FHLMC TBA
5.0% 02/01/2037	Feb-07	$205,000	$198,930	$196,944	$(1,986)

Balanced Fund
FNMA TBA
4.5% 02/01/2037	Feb-07	$3,850,000	$3,569,973	$3,585,613	$15,640
5.0% 02/01/2037	Feb-07	1,700,000	1,649,730	1,631,734	(17,996)
5.5% 02/01/2037	Feb-07	125,000	124,063	122,969	(1,094)
6.5% 02/01/2037	Feb-07	3,275,000	3,338,453	3,330,266	(8,187)
					$(11,637)

Financial Futures

            Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at January 31, 2007, is as follows:

			Notional	Net Unrealized
Number of			Contract	Appreciation/
Contracts	Type	Expiration Date	Value	(Depreciation)
Core Bond Fund
BUYS
50	U.S. Treasury Note 5 Year	4/4/2007	164,114,063	$(1,961,295)
5	U.S. Treasury Note 2 Year	4/4/2007	52,527,188	(287,175)
				$(2,248,470)
Diversified Bond Fund
BUYS
325	U.S. Treasury Note 5 Year	4/4/2007	33,972,656	$(407,820)
64	U.S. Treasury Note 2 Year	4/4/2007	13,030,000	(71,241)
				$(479,061)
Strategic Income Fund
BUYS
16	Canadian Bond 10 Year	3/31/2007	1,532,681	$(13,892)
58	Euro Schatz	3/12/2007	7,758,925	(51,601)
10	Long Gilt Index	3/30/2007	2,076,973	(39,476)
2	Dax Index	3/18/2007	443,370	14,348
2	IBEX 35 Index	2/16/2007	376,603	2,263
4	Japanese Government Bond 10 Year	3/20/2007	4,428,677	(8,161)
32	OMXS 30 Index	2/23/2007	543,154	4,583
16	Euro Bond	3/31/2007	2,380,239	(81,402)
1	S&P/MIB Index	3/18/2007	274,284	7,652
34	U.S Treasury Note 2 Year	4/4/2007	6,922,188	(32)
80	U.S. Long Bond	3/31/2007	8,810,000	(55,220)
				$(220,938)
SELLS
14	Mini JGB 10 Year	3/8/2007	1,549,921	$(2,288)
6	CAC40 Index	2/16/2007	435,930	(958)
74	S&P 500 Index	3/16/2007	5,339,100	(55,278)
115	U.S treasury Note 5 Year	4/4/2007	12,021,094	131,256
10	Nikkei 225 Index	3/10/2007	1,431,394	(93,125)
30	NASDAQ 100 Index	3/16/2007	1,081,500	(10,714)
3	Euro Bobl	3/10/2007	420,869	4,737
3	S&P/TSE 60 Index	3/17/2007	381,238	(1,195)
3	U.S. Treasury Note 10 Year	3/30/2007	320,250	844
4	Australian Bond 10 Year	3/15/2007	309,961	7,348
10	FTSE 100 Index	3/16/2007	1,209,320	12,542
				$(6,831)
Balanced Fund
BUYS
45	U.S. Treasury Note 5 Year	4/4/2007	4,703,906	(56,581)
21	U.S. Treasury Note 2 Year	4/4/2007	4,275,469	(23,376)
				$(79,957)

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Portfolio of Investments of the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund for open purchased option contracts as of January 31, 2007.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security  price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Income Fund at January 31, 2007, is as follows:

Notional	Expiration	Market
Amount	Date	Description	Premiums	Value
Strategic Income Fund
$2,410,000	3/5/2007	Lehman Brothers, Eurodollar Put, Strike 1.335%	$17,834	$23,471

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund during the period ended January 31, 2007 were as follows:

	Number of	Premiums
	Contracts	Received

Short-Duration Bond Fund
Option outstanding at October 31, 2006	11,055,000	$643,971
Options written	—	—
Options terminated in closing purchase transactions	(11,055,000)	(643,971)
Option outstanding at January 31, 2007	—	$—

Core Bond Fund
Option outstanding at October 31, 2006	35,376,000	$2,060,709
Options written	—	—
Options terminated in closing purchase transactions	(35,376,000)	(2,060,709)
Option outstanding at January 31, 2007	—	$—

Diversified Bond Fund
Option outstanding at October 31, 2006	7,839,000	$456,634
Options written	—	—
Options terminated in closing purchase transactions	(7,839,000)	(456,634)
Option outstanding at January 31, 2007	—	$—

Strategic Income Fund
Option outstanding at October 31, 2006	1,180,000	$20,009
Options written	3,450,000	25,393
Options terminated in closing purchase transactions	(2,220,000)	(27,568)
Option outstanding at January 31, 2007	2,410,000	$17,834

Balanced Fund
Option outstanding at October 31, 2006	1,507,500	$87,814
Options written	—	—
Options terminated in closing purchase transactions	(1,507,500)	(87,814)
Option outstanding at January 31, 2007	—	$—

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap, cap, floor or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event.  The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at January 31, 2007, is as follows:

Short-Duration Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
1,250,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(14,467)

6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(16,819)

6,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(36,859)

6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(15,706)

6,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(13,427)

6,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(25,753)

6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(4,476)

18,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	(207,835)

1,350,000 USD	6/20/2013	Agreement with Bank of America, dated 5/26/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(7,402)

600,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(4,525)

260,000,000 USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	(165,508)

2,900,000 USD	3/20/2014	Agreement with Barclays Bank PLC, dated 1/20/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of 3-7 tranches of IG7.	5,697

6,000,000 USD	3/20/2012	Agreement with Barclays Bank PLC, dated 1/20/07 to pay 0.655% times the notional amount. The Fund receives payment only upon a default event of 3-7 tranches of IG5.	(585)

Spreadlock Swaps
18,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBX Aaa 8.5 Index and LIBOR.	(13,898)
			$(521,563)

Core Bond Fund
Credit Default Swaps
4,200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(48,605)

20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(56,063)

20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(122,866)

20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(52,352)

20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(44,758)

20,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(85,841)

20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(14,920)

59,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	(681,236)

4,300,000 USD	6/20/2013	Agreement with Bank of America, dated 5/26/06 to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(23,577)

4,420,000 USD	6/20/2016	Agreement with CSFB International, dated 8/10/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	12,659

2,000,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/29/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(14,202)

860,000,000 USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	(547,451)

9,500,000 USD	3/20/2014	Agreement with Barclays Bank PLC, dated 1/20/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of 3-7 tranches of IG7.	18,663

20,000,000 USD	3/20/2012	Agreement with Barclays Bank PLC, dated 1/20/07 to pay 0.655% times the notional amount. The Fund receives payment only upon a default event of 3-7 tranches of IG5.	(1,151)

4,420,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	(1,376)

Interest Rate Swaps
123,000,000 USD	2/1/2007	Agreement with Goldman Sachs, dated 9/15/06, to receive the notional amount multiplied by 5.221% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(286,882)

30,000,000 USD	11/16/2011	Agreement with Goldman Sachs, dated 11/16/06, to receive the notional amount multiplied by 5.006% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(374,948)

Spreadlock Swaps
59,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBX Aaa 8.5 Index and LIBOR.	(45,555)
			$(2,370,461)

Diversified Bond Fund
Credit Default Swaps
900,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(10,415)

4,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/7/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(12,614)

4,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/7/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(27,645)

4,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(11,779)

4,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(10,071)

4,500,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(19,314)

4,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(3,357)

13,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	(150,103)

1,100,000 USD	6/20/2013	Agreement with Bank of America, dated 5/26/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(6,032)

1,225,000 USD	6/20/2016	Agreement with CSFB International, dated 8/9/06, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	3,509

500,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(3,779)

230,000,000 USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	(146,411)

2,600,000 USD	3/20/2014	Agreement with Barclays Bank PLC, dated 1/20/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of 3-7 tranches of IG7.	5,379

5,300,000 USD	3/20/2012	Agreement with Barclays Bank PLC, dated 1/20/07 to pay 0.655% times the notional amount. The Fund receives payment only upon a default event of 3-7 tranches of IG5.	(712)

1,225,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	(381)

Interest Rate Swaps
32,000,000 USD	9/15/2008	Agreement with Goldman Sachs, dated 9/15/06, to receive the notional amount multiplied by 5.221% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(75,441)

8,800,000 USD	11/16/2011	Agreement with Goldman Sachs, dated 11/16/06, to receive the notional amount multiplied by 5.006% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(109,598)

Spreadlock Swaps
13,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBX Aaa 8.5 Index and LIBOR.	(10,038)
			$(588,802)

Strategic Income Fund
Credit Default Swaps
515,000 USD	12/20/2015	Agreement with Citigroup, dated 12/7/05 to pay 0.40% times the notional amount. The Fund makes payment only upon a default event of Hungary Bond.	(1,324)

300,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/15/06 to pay 1.88% times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond.	(7,732)

990,000 USD	9/20/2015	Agreement with Deutsche Bank, dated 11/30/05 to pay 3.69% times the notional amount. The Fund receives payment only upon a default event of Philippine Bond.	(116,148)

620,000 USD	1/20/2011	Agreement with Morgan Stanley, dated 1/11/06 to pay 1.77% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond.	(11,619)

300,000 USD	3/20/2011	Agreement with Morgan Stanley, dated 3/17/06 to pay 1.68% per year times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia.	(7,815)

300,000 USD	6/20/2011	Agreement with Morgan Stanley, dated 3/22/06 to pay 1.67% per year times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia.	7,296

350,000 USD	8/20/2015	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% times the notional amount. The Fund receives payment only upon a default event of Republic of Colombia Bond.	(46,908)

920,000 USD	3/24/2013	Agreement with Morgan Stanley, dated 5/4/06 to pay 1.30% times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Short Bond.	(11,528)

350,000 USD	9/20/2011	Agreement with UBS Investment Bank, dated 6/29/06 to pay 2.30% times the notional amount. The Fund receives payment only upon a default event of UBS Short Bond.	17,339

47,000 USD	8/20/2011	Agreement with JP Morgan Chase, dated 7/31/06 to pay 1.92% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Chase Short Bond.	1,013

150,000 USD	11/20/2015	Agreement with Morgan Stanley, dated 8/16/06 to pay 3.48% times the notional amount. The Fund receives payment only upon a default event of Venezuela Long Bond.	(8,951)

525,000 USD	5/20/2010	Agreement with Morgan Stanley, dated 8/16/06 to pay 2.20% times the notional amount. The Fund receives payment only upon a default event of Venezuela Long Bond.	(13,639)

10,600,000 INR	6/27/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 7.175% and to receive protection on Indian Rupees.	5,831

1,270,000 BRL	1/4/2010	Agreement with J. Aron & Co., dated 8/02/06 to receive the notional amount multiplied by 14.89% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	11,846

145,000 USD	11/20/2016	Agreement with Morgan Stanley & Co., dated 11/3/06 to pay 2.75% times notional amount. The Fund receives payment only upon a default event of Turkey Bond.	2,779

390,000 USD	11/20/2009	Agreement with Citigroup, dated 11/16/06 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond.	(1,832)

210,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/22/06 to pay 3.65% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(6,622)

260,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/06 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	11,025

210,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/22/06 to pay 2.55% times the notional amount. The Fund receives payment only upon a default event of General Motors.	(4,238)

210,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/06 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	8,219

210,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/28/06 to receive 4.90% times the notional amount. The Fund makes payment only upon a default event of General Motors.	8,800

210,000 USD	12/22/2008	Agreement with Morgan Stanley & Co., dated 11/28/06 to pay 2.70% times the notional amount. The Fund receives payment only upon default of General Motors.	(3,943)

260,000 USD	12/20/2016	Agreement with JP Morgan Chase dated 11/28/06 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	8,155

210,000 USD	12/22/2008	Agreement with JP Morgan Chase, dated 11/28/06 to pay 3.60% times the notional amount. The Fund receives payment only upon default of Ford Motor Co.	(5,458)

260,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/29/06 to receive 6.15% times the notional amount. The Fund makes payment only upon default of Ford Motors Co.	11,980

210,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 11/29/06 to pay 3.70% times the notional amount. The Fund receives payment only upon default of Ford Motors Co.	(5,555)

210,000 USD	12/20/2016	Agreement with Goldman, Sachs & Company, dated 11/29/06 to receive 4.95% times the notional amount. The Fund makes payment only upon default of General Motors.	9,641

210,000 USD	3/20/2007	Agreement with Goldman, Sachs & Company, dated 11/29/06 to pay 2.70% times the notional amount. The Fund receives payment only upon default of General Motors.	(3,920)

400,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/06 to pay 5.80% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	9,028

255,000 USD	12/22/2008	Agreement with Deutsche Bank, dated 12/6/06 to pay 3.05% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(3,531)

240,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/2/06 to pay 1.71% times the notional amount. The Fund receives payment only upon a default event of Peru Bond.	(4,809)

315,000 USD	12/22/2008	Agreement with Deutsche Bank, dated 11/30/06 to pay 3.30% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(5,723)

315,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/06 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	9,731

315,000 USD	12/20/2008	Agreement with JP Morgan Chase, dated 11/30/06 to pay 2.35% times the notional amount. The Fund receives payment only upon a default event of General Motors.	(3,689)

255,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/6/06 to receive 4.68% times the notional amount. The Fund makes payment only upon a default event of General Motors.	6,608

255,000 USD	12/22/2008	Agreement with Deutsche Bank, dated 12/6/06 to pay 2.03% times the notional amount. The Fund receives payment only upon a default event of General Motors.	(1,532)

320,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/6/06 to receive 5.80% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	6,410

90,000 USD	3/20/2012	Agreement with Morgan Stanley, dated 1/16/07 to receive 1.51% times the notional amount. The Fund makes payment only upon a default event of Smithfield Food.	(500)

410,000 USD	3/20/2012	Agreement with Salomon Brothers, dated 1/18/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(399)

140,000 USD	3/20/2012	Agreement with Lehman Brothers, dated 1/19/07 to pay 1.88% times the notional amount. The Fund receives payment only upon a default event of Allied Waste.	(130)

180,000 USD	12/20/2011	Agreement with Credit Suisse Securities, dated 1/19/07 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	6,620

510,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/07 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	19,064

485,000 USD	12/20/2011	Agreement with Credit Suisse Securities, dated 1/19/07 to receive 1.305% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	7,706

965,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/07 to receive 1.30% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	15,459

45,000 USD	3/20/2012	Agreement with Lehman Brothers, dated 1/22/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(37)

120,000 USD	3/20/2012	Agreement with Credit Suisse Securities, dated 1/22/07 to receive 1.49% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(465)

485,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/22/07 to receive 1.305% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	7,822

260,000 USD	3/20/2012	Agreement with Lehman Brothers, dated 1/25/07 to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(464)

140,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 1/25/07 to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Vale Overseas.	(475)

140,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 1/25/07 to pay 0.42% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	754

700,000 USD	3/20/2012	Agreement with Credit Suisse Securities, dated 1/29/07 to receive 2.385% times the notional amount. The Fund makes payment only upon a default event of Ford Motor.	(1,760)

210,000 USD	12/20/2011	Agreement with Credit Suisse Securities, dated 1/29/07 to receive 1.28% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	3,414

475,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/29/07 to receive 1.275% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	(50)

65,000 USD	3/20/2017	Agreement with Morgan Stanley, dated 1/30/07 to receive 1.06% times the notional amount. The Fund makes payment only upon a default event of Vale Overseas.	12

375,000 USD	3/20/2012	Agreement with Deutsche Bank, dated 1/30/07 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor.	(50)

65,000 USD	3/20/2017	Agreement with JP Morgan Chase dated 1/30/07 to pay 0.52% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(1,097)

180,000 USD	3/20/2017	Agreement with Goldman Sachs, dated 1/31/07 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(7)

180,000 USD	3/20/2017	Agreement with Lehman Brothers, dated 1/30/07 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(7)

135,000 USD	12/20/2011	Agreement with Barclay’s Capital, dated 1/30/07 to receive 1.65% times the notional amount. The Fund makes payment only upon a default event of CDX.X07.	2,205

135,000 USD	12/20/2011	Agreement with Morgan Stanley & Co., dated 1/31/07 to receive 1.65% times the notional amount. The Fund makes payment only upon default of CDX.X07.	2,207

190,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/8/07 to receive 4.62% times the notional amount. The Fund makes payment only upon default of General Motors.	4,917

190,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 1/8/07 to pay 1.65% times the notional amount. The Fund receives payment only upon default of General Motors.	(64)

230,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/8/07 to receive 5.90% times the notional amount. The Fund makes payment only upon default of Ford Motor Co.	7,591

190,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 1/8/07 to pay 2.45% times the notional amount. The Fund receives payment only upon default of Ford Motor Co.	(875)

600,000 USD	3/20/2012	Agreement with Credit Suisse Securities, dated 1/11/07 to receive 1.15% times the notional amount. The Fund makes payment only upon a default event of Williams Co.	3,925

120,000 USD	3/20/2012	Agreement with Barclay’s Capital, dated 1/11/07 to pay 1.50% times notional amount. The Fund receives payment only upon a default event of Smithfield Foods.	(265)

Interest Rate Swaps
385,000 PLN	7/1/2010	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	1,200

2,670,000 MXN	7/9/2015	Agreement with First Boston Corp., dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	25,146

1,100,000 MXN	3/5/2015	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	15,712

2,710,000 MXN	5/8/2015	Agreement with Goldman Sachs, dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	36,902

2,325,000 MXN	5/29/2015	Agreement with Goldman Sachs, dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	28,267

2,325,000 MXN	6/1/2015	Agreement with Goldman Sachs, dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	26,591

360,000 MXN	6/14/2015	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	4,098

285,033 BRL	1/2/2008	Agreement with Goldman Sachs, dated 6/21/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	7,963

1,340,000 MXN	6/24/2015	Agreement with Goldman Sachs, dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	13,120

11,000,000 MXN	2/5/2016	Agreement with J. Aron & Co., dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	26,815

1,570,000 MXN	8/31/2020	Agreement with J. Aron & Co., dated 9/20/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	12,081

4,700,000 MXN	8/26/2025	Agreement with J. Aron & Co, dated 9/21/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	43,359

3,120,000 MXN	8/28/2025	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	28,500

2,600,000 MXN	8/17/2015	Agreement with JP Morgan, dated 8/30/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	20,965

1,340,000 PLN	7/5/2010	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(8,468)

2,650,000 MXN	7/9/2015	Agreement with Lehman Brothers, dated 7/21/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	26,491

80,000 PLN	3/24/2010	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	507

128,000 PLN	3/24/2010	Agreement with Salomon Brothers dated 3/25/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	848

5,740,000 ZAR	6/23/2008	Agreement with JP Morgan, dated 6/21/06 to pay the notional amount multiplied by 8.29% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	8,471

10,600,000 TWD	6/27/2011	Agreement with Citigroup, dated 6/26/06 to pay the notional amount multiplied by 2.32% and to receive protection on Taiwan New Dollars.	(4,325)

52,000,000 HUF	7/4/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 8.44% and receive protection on Hungary Forints.	12,312

1,210,000 BRL	1/2/2012	Agreement with JP Morgan Chase Bank, dated 9/19/06 to receive the notional amount multiplied by 13.91% and to pay the notional amount multiplied by the CDI.	33,264

1,300,000 MXN	9/16/2026	Agreement with J. Aron & Co., dated 10/11/06 to receive the notional amount multiplied by 9.33% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-FX Index.	10,016

3,070,000 MXN	8/27/2026	Agreement with Goldman Sachs & Co., dated 9/21/06 to receive the notional amount multiplied by 9.15% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-FX Index.	18,600

610,000 BRL	1/2/2012	Agreement with Goldman Sachs & Co., dated 9/20/06 to receive the notional amount multiplied by 14.05% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	11,838

610,000 BRL	1/2/2012	Agreement with JP Morgan Chase Bank, dated 9/20/06 to receive the notional amount multiplied by 14.00% and to pay the notional amount multiplied by the CDI.	11,302

490,000 USD	5/13/2015	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 Month Floating Rate LIBOR.	87,911

270,000 USD	6/23/2015	Agreement with Deutsche Bank, dated 6/23/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 Month Floating Rate LIBOR.	39,475

3,130,000 MXN	12/17/2026	Agreement with Credit Suisse Securities LLC, dated 1/11/07 to receive the notional amount multiplied by 8.30% and to pay the notional amount multiplied by the Floating Rate MXN.	(8,057)

330,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/11/06 to receive the notional amount multiplied by 12.84% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	4,680

1,110,000 BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated 12/11/06 to receive the notional amount multiplied by 12.67% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	5,405

560,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/12/06 to receive the notional amount multiplied by 12.87% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	8,458

1,110,000 BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated 12/12/06 to receive the notional amount multiplied by 12.71% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	5,954

3,330,000 BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated 12/13/06 to receive the notional amount multiplied by 12.61% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	13,692

730,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/13/06 to receive the notional amount multiplied by 12.73% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	7,852

2,700,000 BRL	1/2/2012	Agreement with JP Morgan Chase, dated 12/28/06 to receive the notional amount multiplied by 12.38% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	(2,613)

2,700,000 BRL	1/2/2012	Agreement with Goldman Sachs & Co., dated 12/28/06 to receive the notional amount multiplied by 12.39% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	3,024

1,110,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/8/06 to receive the notional amount multiplied by 12.92% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	18,540

Total Return Swaps
32,784 USD	10/9/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return of the NDDUBE Index.	(7,120)

2,709,685 USD	1/8/2008	Agreement with Goldman Sachs & Co., dated 1/8/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return on a custom basket of US equities.	72,910

694,332 USD	1/8/2008	Agreement with Goldman Sachs & Co., dated 1/8/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return on a custom basket of US equities.	11,694

3,832 GBP	1/9/2008	Agreement with Morgan Stanley, dated 1/9/07 where by the Fund receives or makes payments based on a custom basket of UK equities.	(18,059)

259,630 CHF	3/15/2007	Agreement with Goldman Sachs & Co., dated 12/18/06 with respect to SMI futures contracts where by the Fund receives or makes payments based on the total return of the Swiss Market Index.	(10,891)

530,754 BRL	2/14/2007	Agreement with Goldman Sachs & Co., dated 12/12/06 with respect to Bovespa futures contracts where by the Fund receives or makes payments based on the total return of the Bovespa Index.	3,510

1,011,711 JPY	1/10/2008	Agreement with Morgan Stanley, dated 1/10/07 where by the Fund receives or makes payments based on a custom basket of Japanese equities.	45,649

8,133 EUR	1/10/2008	Agreement with Morgan Stanley, dated 1/10/07 where by the Fund receives or makes payments based on a custom basket of European equities.	12,273

12,805,532 INR	2/1/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 with respect to INDF/NSE Nifty Index futures contracts where by the Fund receives or makes payments based on the total return of the INDF/NSE Nifty Index.	(13,760)

10,889,228 INR	2/1/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 with respect to INDF/NSE Nifty Index futures contracts where by the Fund receives or makes payments based on the total return of the INDF/NSE Nifty Index.	(3,095)

			$623,243

Balanced Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(2,314)

1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(2,803)

1,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/7/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(6,143)

1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(2,618)

1,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(2,238)

1,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(4,292)

1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(746)

3,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	(34,639)

200,000 USD	6/20/2013	Agreement with Bank of America, dated 5/26/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(1,097)

180,000 USD	6/20/2016	Agreement with CSFB International, dated 8/9/06, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	516

75,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(566)

30,000,000 USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	(19,097)

330,000 USD	3/20/2014	Agreement with Barclays Bank PLC, dated 1/20/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of 3-7% tranches of IG7.	648

700,000 USD	3/20/2012	Agreement with Barclays Bank PLC, dated 1/20/07 to pay 0.655% times the notional amount. The Fund receives payment only upon a default event of 3-7% tranches of IG5.	(68)

180,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	(56)

Interest Rate Swaps
5,000,000 USD	9/15/2008	Agreement with Goldman Sachs, dated 9/15/06, to receive the notional amount multiplied by 5.221% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(11,882)

1,300,000 USD	11/16/2011	Agreement with Goldman Sachs, dated 11/16/06, to receive the notional amount multiplied by 5.006% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(16,611)

Spreadlock Swaps
3,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBX Aaa 8.5 Index and LIBOR.	(2,316)
$(106,322)

BRL Brazilian Lira
CHF Swiss Franc
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
TWD Taiwan New Dollars
USD United States Dollar
ZAR South African Rand

Structured Notes

The Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Bond Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Inflation-Indexed
Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign
Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.	Federal Income
Tax Information
At January 31, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Bond Fund	$566,703,076	$546,552	$(3,236,972)	$(2,690,420)
Inflation-Protected Bond Fund	376,180,949	56,210	(12,766,897)	(12,710,687)
Core Bond Fund	2,113,482,802	9,820,209	(18,715,004)	(8,894,795)
Diversified Bond Fund	566,132,650	2,460,835	(3,709,001)	(1,248,166)
Strategic Income Fund	349,808,236	7,055,116	(4,131,301)	2,923,815
High Yield Fund	183,266,931	4,495,166	(586,842)	3,908,324
Balanced Fund	221,205,566	14,182,185	(1,879,071)	12,303,114
Value Fund	471,886,549	46,891,848	(1,007,252)	45,884,596
Enhanced Index Value Fund	281,914,343	18,940,177	62,852,719	81,792,896
Enhanced Index Value Fund II	156,951,289	17,352,517	(632,236)	16,720,281
Enhanced Index Core Equity Fund	48,324,313	4,552,134	(285,785)	4,266,349
Main Street Fund	338,272,031	44,226,563	(4,034,667)	40,191,896

Capital Appreciation Fund	948,562,962	157,668,108	(16,191,326)	141,476,782
Core Growth Fund	67,309,488	7,874,099	(1,726,302)	6,147,797
Enhanced Index Growth Fund	145,387,370	8,673,199	(1,029,680)	7,643,519
Discovery Value Fund	15,235,987	1,382,420	(114,017)	1,268,403
Small Capitalization Value Fund	121,216,714	30,002,877	(4,080,137)	25,922,740
Main Street Small Cap Fund	90,231,292	4,028,216	(957,146)	3,071,070
Small Company Opportunities Fund	509,718,118	59,395,582	(11,142,179)	48,253,403
Global Fund	703,202,897	174,412,002	(14,454,282)	159,957,720
International Equity Fund	935,569,610	440,712,073	(18,966,495)	421,745,578
Focused International Fund	33,168,898	3,741,037	(361,089)	3,379,948

Note: The aggregate cost for investments for the Money Market Fund as of January 31, 2007, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	3/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	3/22/07

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	3/22/07